Not FDIC Insured May Lose Value No Bank Guarantee
FTFT-Q3PH

Schedules of Investments
(unaudited)
Franklin Alabama Tax-Free Income Fund 2
Franklin Arizona Tax-Free Income Fund 6
Franklin Colorado Tax-Free Income Fund 12
Franklin Connecticut Tax-Free Income Fund 19
Franklin Federal Intermediate-Term Tax-Free Income
Fund 22
Franklin Federal Limited-Term Tax-Free Income Fund 43
Franklin Georgia Tax-Free Income Fund 57
Franklin High Yield Tax-Free Income Fund 62
Franklin Louisiana Tax-Free Income Fund 121
Franklin Maryland Tax-Free Income Fund 126
Franklin Massachusetts Tax-Free Income Fund 130
Franklin Michigan Tax-Free Income Fund 134
Franklin Minnesota Tax-Free Income Fund 141
Franklin Missouri Tax-Free Income Fund 147
Franklin New Jersey Tax-Free Income Fund 153
Franklin North Carolina Tax-Free Income Fund 160
Franklin Ohio Tax-Free Income Fund 167
Franklin Oregon Tax-Free Income Fund 175
Franklin Pennsylvania Tax-Free Income Fund 181
Franklin Virginia Tax-Free Income Fund 188
Notes to Schedules of Investments 194

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin Alabama Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 500,000 $ 513,742
Total Corporate Bonds (Cost $ 500,000 ) ........................................
513,742
Municipal Bonds 97.5%
Alabama 88.7%
Alabama Community College System ,
Bishop State Community College , Revenue , 2019 , BAM Insured , 4% , 1/01/49 .... 2,000,000 1,940,252
Shelton State Community College , Revenue , 2024 , AGMC Insured , 5% , 8/01/49 .. 1,000,000 1,083,994
Alabama Housing Finance Authority , Revenue , 2024 A , GNMA Insured , 4.7% , 10/01/54
1,000,000 1,023,034
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 3,039,979
Alabama State University ,
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/36 ...................... 1,500,000 1,644,675
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/40 ...................... 1,500,000 1,625,012
Alabaster Board of Education ,
Special Tax , 2022 , BAM Insured , 5% , 9/01/47 ............................. 1,500,000 1,597,626
Special Tax , 2022 , BAM Insured , 5% , 9/01/52 ............................. 1,500,000 1,582,842
Alexander City Board of Education , Special Tax , 2022 , BAM Insured , 4% , 2/01/52 ...
3,000,000 2,986,144
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 3,000,000 3,111,431
Birmingham Airport Authority ,
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/38 ...................... 400,000 405,225
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/40 ...................... 705,000 710,799
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 .....
1,605,000 1,692,770
b
Black Belt Energy Gas District ,
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 1,000,000 1,005,951
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 3,000,000 3,267,848
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 2,000,000 2,182,729
City of Bessemer , Water , Revenue , 2017 , Refunding , AGMC Insured , 5% , 1/01/47 ...
2,590,000 2,631,643
City of Birmingham , GO , 2021 A , 4% , 6/01/50 ..............................
1,000,000 996,391
City of Boaz , Water & Sewer , Revenue , 2021 , AGMC Insured , 4% , 9/01/46 ........
1,000,000 994,827
City of Decatur , Water & Sewer , Revenue , 2021 A , 4% , 8/15/50 .................
2,000,000 1,986,312
City of Huntsville , GO , 2018 B , 5% , 5/01/38 ................................
4,775,000 5,010,853
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................
2,500,000 2,529,081
City of Trussville , GO , 2018 A , 4% , 8/01/41 ................................
3,000,000 3,008,523
City of Tuscaloosa , GO , 2020 A , 4% , 10/01/50 ..............................
4,580,000 4,581,508
b
Columbia Industrial Development Board , Alabama Power Co. , Revenue , 2014 D ,
Refunding , Mandatory Put , 3.81% , 6/01/28 ............................... 2,000,000 2,029,080
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5.25% , 10/01/49 .........
4,500,000 4,892,149
c
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 2,200,000 2,094,889
DCH Healthcare Authority ,
Revenue , 2015 , Refunding , 5% , 6/01/36 ................................. 2,000,000 2,009,792
Revenue , 2021 A , 4% , 6/01/46 ........................................ 2,310,000 2,239,173
East Alabama Health Care Authority (The) , Revenue , 2018 A , 5% , 9/01/41 ........
3,000,000 3,098,637
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 1,000,000 1,089,511
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 2,000,000 2,181,013

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
Florence City Board of Education , Special Tax , 2022 , 4% , 3/01/46 ...............
$ 3,000,000 $ 2,997,459
Florence Public Educational Building Authority , University of North Alabama , Revenue ,
2024 , AGMC Insured , 5.25% , 11/01/49 .................................. 1,000,000 1,104,477
Health Care Authority for Baptist Health (The) ,
Revenue , 2023 A , Refunding , 5% , 11/15/36 .............................. 1,000,000 1,085,850
Revenue , 2023 A , Refunding , 5% , 11/15/37 .............................. 875,000 947,281
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 3,000,000 2,964,465
Homewood Educational Building Authority ,
CHF - Horizons II LLC , Revenue , 2024 C , 5.5% , 10/01/54 ................... 1,000,000 1,067,596
Samford University , Revenue , 2019 A , Refunding , 4% , 12/01/49 ............... 2,500,000 2,242,611
Samford University , Revenue , 2021 A , 4% , 12/01/51 ....................... 1,470,000 1,305,154
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/41 ....... 3,000,000 3,031,193
Infirmary Health System Obligated Group , Revenue , 2021 A , Refunding , 4% , 2/01/46 3,000,000 2,799,790
Jacksonville State University ,
Revenue , 2017 , Refunding , AGMC Insured , 5% , 12/01/36 ................... 5,000,000 5,284,075
Revenue , 2020 , Refunding , 4% , 12/01/50 ................................ 5,000,000 4,794,746
Jefferson County Board of Education , Special Tax , 2024 , 5% , 2/01/46 ............
1,000,000 1,091,626
Limestone County Water & Sewer Authority , Revenue , 2015 B , Pre-Refunded , BAM
Insured , 5% , 12/01/43 .............................................. 5,920,000 5,923,405
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ...............
3,000,000 2,979,622
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 .....
4,610,000 4,723,038
Mobile County Board of School Commissioners , Special Tax , 2022 B , BAM Insured ,
4.25% , 3/01/52 ................................................... 2,000,000 2,020,057
Mobile County Industrial Development Authority , AM/NS Calvert LLC , Revenue , 2024
A , 5% , 6/01/54 .................................................... 1,000,000 1,018,989
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................
2,000,000 2,004,017
Oxford City Board of Education , Special Tax , 2020 A , Refunding , 4% , 5/01/50 ......
2,500,000 2,459,619
Prattville Waterworks Board , Revenue , 2023 , 5.125% , 8/01/53 .................
1,000,000 1,074,195
b
Southeast Alabama Gas Supply District (The) , Revenue , 2024 B , Refunding ,
Mandatory Put , 5% , 5/01/32 .......................................... 1,000,000 1,071,012
Southeast Energy Authority A Cooperative District ,
b
Revenue , 2021 A , Mandatory Put , 4% , 10/01/28 ........................... 5,000,000 5,058,139
b
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 2,000,000 2,160,776
b
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ 1,000,000 1,069,007
Revenue , 2024 A , 5% , 11/01/35 ....................................... 1,000,000 1,052,892
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/01/39 ................. 4,000,000 3,898,710
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,051,553
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AGMC Insured , 5.25% , 12/01/40 .................................. 295,000 295,283
Tuscaloosa City Board of Education , Revenue , 2016 , Pre-Refunded , 5% , 8/01/41 ...
4,000,000 4,150,278
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/29 ............................................. 5,000,000 5,158,322
University of Alabama (The) , Revenue , 2018 B-2 , 5% , 9/01/48 ..................
5,000,000 5,227,279
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 ....
2,500,000 2,590,637
University of South Alabama ,
Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ............................. 2,000,000 2,071,491
Revenue , 2024 A , Refunding , BAM Insured , 5.25% , 4/01/54 .................. 1,000,000 1,092,778

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
Water Works Board of the City of Birmingham (The) , Revenue , 2016 B , Pre-Refunded ,
5% , 1/01/43 ...................................................... $ 5,000,000 $ 5,246,722
165,387,837
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 700,000 615,931
Florida 1.5%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 362,370
c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 1,725,000 1,385,135
b ,c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put , Zero
Cpn., 5/01/52 ..................................................... 1,150,000 1,032,700
2,780,205
New York 1.6%
Metropolitan Transportation Authority ,
Revenue , 2021 A-1 , 4% , 11/15/46 ..................................... 275,000 271,212
Revenue , 2021 A-2 , 4% , 11/15/42 ..................................... 2,700,000 2,697,509
2,968,721
South Carolina 1.5%
South Carolina Jobs-Economic Development Authority ,
c
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 500,000 439,648
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 500,000 439,648
c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 1,485,000 1,215,607
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 637,591
2,732,494
Texas 0.4%
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 800,000 670,403
Washington 0.2%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 439,743
Wisconsin 1.0%
c
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 500,000 422,050
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding , Zero
Cpn., 12/01/44 .................................................. 2,125,000 1,348,529
1,770,579
U.S. Territories 2.3%
Guam 1.1%
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 1,000,000 1,040,772
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 7/01/45 ............................................ 1,000,000 1,074,729
2,115,501

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 1.2%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... $ 500,000 $ 499,700
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 999,182
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
750,000 753,385
2,252,267
Total U.S. Territories .................................................................... 4,367,768
Total Municipal Bonds (Cost $ 185,931,205 ) .....................................
181,733,681
Total Long Term Investments (Cost $ 186,431,205 ) ...............................
182,247,423
a
a a a a
a
Total Investments (Cost $ 186,431,205 ) 97.8% ...................................
$182,247,423
Other Assets, less Liabilities 2.2% .............................................
4,113,071
Net Assets 100.0% ...........................................................
$186,360,494
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $10,048,665, representing 5.4% of net assets.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin Arizona Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.6%
Arizona 91.5%
Arizona Board of Regents ,
Revenue , 2015 B , Refunding , 5% , 7/01/41 ............................... $ 14,070,000 $ 14,172,206
Revenue , 2016 C , 5% , 7/01/46 ........................................ 10,000,000 10,183,703
Revenue , 2017 B , Refunding , 5% , 7/01/43 ............................... 4,005,000 4,156,488
Arizona State University , Revenue , 2023 B , 4% , 7/01/53 ..................... 5,000,000 5,002,051
Arizona State University , Revenue , 2024 , Refunding , 5% , 8/01/46 ............. 2,115,000 2,335,572
Arizona State University , Revenue , 2024 , Refunding , 5% , 8/01/54 ............. 7,000,000 7,626,519
Arizona State University , Revenue , 2024 A , 5% , 7/01/50 ..................... 6,425,000 7,081,016
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 2,045,000 2,075,192
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/51 ........................................................ 1,080,000 1,087,989
Arizona Agribusiness and Equine Center, Inc. , Revenue , 2017 A , 5% , 3/01/48 .... 1,555,000 1,584,574
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 2.65% , 7/01/26 380,000 371,930
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/31 ... 550,000 552,020
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/41 ... 2,000,000 1,862,951
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/51 ... 2,340,000 2,022,365
BASIS Schools, Inc. Obligated Group , Revenue , 2017 F , Refunding , 5% , 7/01/47 .. 3,350,000 3,403,042
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/33 ....................................................... 1,000,000 1,067,358
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,235,000 1,309,612
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/39 ....................................................... 1,000,000 1,054,401
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/45 ....................................................... 2,200,000 2,196,637
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/50 ....................................................... 7,055,000 6,884,729
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 A , 4% ,
11/01/51 ....................................................... 1,400,000 1,361,529
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/42 ....................................................... 1,650,000 1,663,659
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 5% ,
11/01/47 ....................................................... 7,900,000 8,490,321
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4.25% ,
11/01/52 ....................................................... 3,500,000 3,514,414
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2023 A , 5.25% ,
11/01/53 ....................................................... 3,250,000 3,518,983
Great Lakes Senior Living Communities LLC , Revenue , 2019 A , 5% , 1/01/38 ..... 1,175,000 987,000
Great Lakes Senior Living Communities LLC , Revenue , 2019 A , 5% , 1/01/54 ..... 1,250,000 1,050,000
a
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2019 B , 5% ,
1/01/36 ........................................................ 1,105,000 839,800
a
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2019 B , 5% ,
1/01/49 ........................................................ 3,500,000 2,660,000
a
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2019 B ,
5.125% , 1/01/54 ................................................. 2,000,000 1,520,000
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/31 .......... 255,000 254,692
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/41 .......... 405,000 377,694
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/52 .......... 840,000 731,111
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/47 .............. 1,400,000 1,431,848
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/62 .............. 2,400,000 2,430,205
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/32 ............. 660,000 706,615
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/34 ............. 660,000 659,229
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/36 ............. 315,000 311,709
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/41 ............. 2,800,000 2,696,307
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/51 ............. 8,000,000 7,301,378

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/61 ............. $ 15,580,000 $ 13,857,207
KIPP NYC Public Charter Schools , Revenue , 2021 C , 3.25% , 7/01/31 .......... 1,550,000 1,339,648
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ 3,000,000 2,840,416
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 4% , 2/01/50 ..... 2,540,000 2,509,624
Phoenix Children's Hospital Obligated Group , Revenue , 2021 A , Refunding , 3% ,
2/01/41 ........................................................ 885,000 770,750
Provident Group-NCCU Properties LLC , Revenue , 2019 A , BAM Insured , 5% ,
6/01/58 ........................................................ 6,250,000 6,497,125
Arizona State University , Revenue , 2019 A , 5% , 7/01/40 ......................
1,000,000 1,074,875
City of Bullhead ,
Excise Tax , Revenue , 2022 , 4% , 7/01/52 ................................ 2,885,000 2,842,682
Excise Taxes , Revenue , 2022 , 4% , 7/01/47 .............................. 2,065,000 2,067,370
City of Glendale ,
Water & Sewer , Revenue, Senior Lien , 2024 , 5% , 7/01/41 ................... 1,000,000 1,128,580
Water & Sewer , Revenue, Senior Lien , 2024 , 5% , 7/01/43 ................... 1,000,000 1,119,448
City of Goodyear , Water & Sewer , Revenue, Sub. Lien, Second Series , 2020 , AGMC
Insured , 4% , 7/01/45 ............................................... 3,500,000 3,512,627
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 10,000,000 10,054,882
City of Mesa ,
Utility System , Revenue , 2018 , 4% , 7/01/38 .............................. 1,425,000 1,452,325
Utility System , Revenue , 2018 , 4% , 7/01/39 .............................. 6,135,000 6,238,026
Utility System , Revenue , 2018 , 5% , 7/01/42 .............................. 2,200,000 2,312,246
Utility System , Revenue, Junior Lien , 2022 C , Refunding , 5% , 7/01/36 .......... 5,000,000 5,905,470
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/42 .................................. 2,155,000 2,198,411
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 12,935,000 13,130,338
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 16,570,000 16,644,502
Airport , Revenue, Junior Lien , 2019 A , 4% , 7/01/44 ........................ 4,000,000 4,006,375
Airport , Revenue, Junior Lien , 2019 A , 5% , 7/01/44 ........................ 8,500,000 8,961,056
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 5,000,000 5,122,074
Excise Tax , Revenue , 2022 , 5% , 7/01/46 ................................ 8,300,000 9,075,475
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/34 .................................................. 2,500,000 2,680,945
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/37 .................................................. 1,500,000 1,597,944
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/38 .................................................. 4,420,000 4,699,745
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 4,090,000 4,337,044
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 4% , 7/01/45 .................................................. 12,500,000 12,349,836
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/27 ..... 3,945,000 4,221,434
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/28 ..... 2,000,000 2,189,350
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/29 ..... 2,000,000 2,232,866
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/36 ..... 5,000,000 6,097,824
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/37 ..... 7,000,000 8,602,413
Wastewater , Revenue, Junior Lien , 2018 A , 4% , 7/01/39 ..................... 5,000,000 5,086,646
Water System , Revenue, Junior Lien , 2016 , Refunding , 5% , 7/01/38 ............ 5,000,000 5,121,081
Water System , Revenue, Junior Lien , 2020 B , 5% , 7/01/44 ................... 8,030,000 8,652,458

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
City of Scottsdale , GO , 2023 , 4% , 7/01/39 .................................
$ 1,500,000 $ 1,568,821
County of Yuma , Pledged , Revenue , 2022 , BAM Insured , 4.25% , 7/15/42 .........
3,250,000 3,326,886
Gilbert Water Resource Municipal Property Corp. ,
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/39 ........................................................ 10,000,000 10,417,742
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/42 ........................................................ 4,700,000 4,805,987
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/47 ........................................................ 9,030,000 9,136,681
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 4% , 5/15/31 ........... 400,000 393,072
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/41 ........... 1,000,000 1,008,306
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/56 ........... 4,500,000 4,354,540
Industrial Development Authority of the City of Phoenix Arizona (The) ,
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/44 ...... 2,000,000 2,042,483
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/49 ...... 3,120,000 3,163,853
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/54 ...... 2,665,000 2,692,047
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/59 ...... 2,000,000 2,016,204
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/25 1,015,000 1,021,370
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/27 425,000 439,198
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/30 700,000 728,801
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/32 250,000 259,123
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/33 600,000 620,516
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/37 2,950,000 3,028,966
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/42 11,550,000 11,781,786
Vista College Preparatory Obligated Group , Revenue , 2018 A , 5% , 7/01/48 ...... 1,000,000 1,024,081
Industrial Development Authority of the County of Pima (The) ,
b
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-3 , 5.125% ,
11/15/29 ....................................................... 3,000,000 3,022,426
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/40 .... 1,040,000 1,042,748
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/41 .... 1,360,000 1,361,085
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 3% , 4/01/51 .... 12,000,000 8,957,975
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/34 ............................................ 4,250,000 4,336,441
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/36 ............................................ 1,310,000 1,336,721
La Paz County Industrial Development Authority ,
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/38 .................... 1,000,000 1,015,298
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/48 .................... 1,000,000 1,003,253
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/25 .................... 90,000 90,049
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/26 .................... 95,000 95,779
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/27 .................... 75,000 76,544
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/28 .................... 80,000 82,350
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/29 .................... 110,000 114,005
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/30 .................... 100,000 104,176
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/41 .................... 430,000 391,777
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/46 .................... 345,000 303,668
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/51 .................... 580,000 490,472
Maricopa County High School District No. 214 Tolleson Union High School , GO , 2018
A , 5% , 7/01/37 .................................................... 1,000,000 1,043,646
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 F , 3% , 1/01/49 ............... 5,000,000 4,183,624
Banner Health Obligated Group , Revenue , A , 4% , 1/01/41 ................... 9,630,000 9,682,050
Banner Health Obligated Group , Revenue , A , 5% , 1/01/41 ................... 37,590,000 39,055,157

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County Industrial Development Authority, (continued)
Creighton University , Revenue , 2020 , 4% , 7/01/50 ......................... $ 8,450,000 $ 8,251,825
GreatHearts Arizona Obligated Group , Revenue , 2017 A , Refunding , 5% , 7/01/52 . 1,000,000 1,011,583
Highland Prep Obligated Group , Revenue , 2019 , 5% , 1/01/43 ................ 2,275,000 2,344,815
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/36 ....... 2,100,000 2,216,849
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/37 ....... 3,175,000 3,343,533
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/42 ....... 2,750,000 2,872,465
HonorHealth Obligated Group , Revenue , 2021 A , 3% , 9/01/51 ................ 5,600,000 4,308,999
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/36 ......... 1,120,000 1,131,748
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/47 ......... 3,325,000 3,336,214
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 B , Refunding , 3.6% , 4/01/40 ............. 13,500,000 12,440,268
El Paso Electric Co. , Revenue , 2012 A , Refunding , 4.5% , 8/01/42 ............. 10,000,000 10,000,229
c
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,500,000 4,253,837
c
Public Service Co. of New Mexico , Revenue , 2010 B , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 2,150,000 2,032,389
Southern California Edison Co. , Revenue , 2000 A , Refunding , 2.4% , 6/01/35 ..... 10,000,000 8,500,204
Maricopa County Unified School District No. 60 Higley , COP , 2023 , Refunding , AGMC
Insured , 5% , 6/01/53 ............................................... 3,000,000 3,185,063
McAllister Academic Village LLC ,
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/37 ............ 2,095,000 2,139,089
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/39 ............ 1,000,000 1,017,751
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,049,067
Pima County Unified School District No. 30 Sahuarita ,
GO , 2017 , BAM Insured , 5% , 7/01/33 ................................... 2,665,000 2,805,379
GO , 2017 , BAM Insured , 5% , 7/01/34 ................................... 2,800,000 2,945,348
Salt River Project Agricultural Improvement & Power District ,
Revenue , 2016 A , Refunding , 5% , 1/01/38 ............................... 9,745,000 10,076,966
Revenue , 2017 A , Refunding , 5% , 1/01/37 ............................... 10,000,000 10,560,701
Revenue , 2017 A , Refunding , 5% , 1/01/38 ............................... 5,435,000 5,732,204
Revenue , 2019 A , 5% , 1/01/47 ........................................ 2,000,000 2,131,858
Revenue , 2023 A , 5% , 1/01/50 ........................................ 10,265,000 11,207,112
Revenue , 2023 B , 5.25% , 1/01/53 ..................................... 9,780,000 10,917,297
Salt Verde Financial Corp. ,
Revenue , 2007-1 , 5% , 12/01/32 ....................................... 10,000,000 10,888,564
Revenue , 2007-1 , 5% , 12/01/37 ....................................... 5,000,000 5,535,438
Student & Academic Services LLC , Northern Arizona Capital Facilities Finance Corp. ,
Revenue , 2024 , Refunding , BAM Insured , 5% , 6/01/43 ...................... 1,025,000 1,129,695
Town of Gilbert , Pledged , Revenue, Sub. Lien , 2015 , 5% , 7/01/45 ...............
10,000,000 10,063,468
Town of Marana , Pledged Excise , Revenue , 2024 , 4% , 7/01/44 .................
2,250,000 2,265,098
Town of Queen Creek ,
Excise Tax , Revenue , 2018 A , 5% , 8/01/42 ............................... 2,500,000 2,635,119
Excise Tax , Revenue , 2018 A , 5% , 8/01/47 ............................... 5,000,000 5,239,621
University of Arizona (The) ,
Revenue , 2014 , Refunding , 5% , 8/01/39 ................................. 10,000,000 10,024,791
Revenue , 2016 , Refunding , 5% , 6/01/39 ................................. 2,750,000 2,816,739
Revenue , 2016 B , Refunding , 5% , 6/01/42 ............................... 2,000,000 2,042,072
Revenue , 2018 A , 5% , 6/01/43 ........................................ 4,500,000 4,712,988
Yuma Industrial Development Authority ,
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding ,
AGMC Insured , 4% , 8/01/49 ........................................ 4,000,000 4,032,165
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding ,
AGMC Insured , 4% , 8/01/54 ........................................ 4,000,000 3,995,653

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Yuma Industrial Development Authority, (continued)
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding ,
5.25% , 8/01/54 .................................................. $ 1,750,000 $ 1,916,059
649,797,937
Florida 0.8%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 800,000 579,792
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 6,550,000 5,259,496
5,839,288
Georgia 0.4%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,290,000 2,798,046
Oregon 0.2%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,449,408
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,900,000 1,670,662
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,900,000 1,670,662
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 3,275,000 2,531,567
5,872,891
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,988,131
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,765,413
4,753,544
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,671,021
Wisconsin 1.1%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,603,789
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,511,713
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding , Zero
Cpn., 12/01/44 .................................................. 5,075,000 3,220,606
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,551,895
7,888,003
U.S. Territories 1.9%
Guam 0.1%
Guam Power Authority , Revenue , 2024 A , Refunding , 5% , 10/01/44 ..............
450,000 483,945
Puerto Rico 1.8%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/32 ................
379,094 375,854
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 1,881,235 1,826,810
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 616,125 618,632

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... $ 3,700,000 $ 3,697,778
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,550,000 1,551,466
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 4,906,000 4,928,145
12,998,685
Total U.S. Territories .................................................................... 13,482,630
Total Municipal Bonds (Cost $ 700,881,286 ) .....................................
693,552,768
a a a a
Short Term Investments 0.6%
Municipal Bonds 0.6%
Arizona 0.6%
d
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 3.25% , 1/01/46 ............... 800,000 800,000
d
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC TD Bank NA , Daily VRDN and Put , 3.15% , 2/01/48 .......... 3,500,000 3,500,000
4,300,000
Total Municipal Bonds (Cost $ 4,300,000 ) .......................................
4,300,000
Total Short Term Investments (Cost $ 4,300,000 ) .................................
4,300,000
a
Total Investments (Cost $ 705,181,286 ) 98.2% ...................................
$697,852,768
Other Assets, less Liabilities 1.8% .............................................
12,596,555
Net Assets 100.0% ...........................................................
$710,449,323
a
Defaulted security or security for which income has been deemed uncollectible.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $29,635,834, representing 4.2% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin Colorado Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 1,400,000 $ 1,438,478
Total Corporate Bonds (Cost $ 1,400,000 ) .......................................
1,438,478
Municipal Bonds 97.6%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,000,000 1,759,804
Colorado 90.0%
b
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... 3,000,000 3,194,395
Adams State University ,
Revenue , 2012 , 5% , 5/15/37 ......................................... 630,000 616,895
Revenue , 2019 A , Refunding , 4% , 5/15/42 ............................... 1,515,000 1,538,856
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35
3,000,000 3,047,052
Arapahoe County School District No. 1 Englewood , GO , 2017 , 5% , 12/01/42 .......
7,000,000 7,198,918
Arapahoe County Water & Wastewater Authority , Revenue , 2019 , Refunding , 4% ,
12/01/37 ........................................................ 1,000,000 1,025,072
Aurora Crossroads Metropolitan District No. 2 ,
GO, Senior Lien , 2020 A , 5% , 12/01/40 ................................. 1,500,000 1,502,156
GO, Senior Lien , 2020 A , 5% , 12/01/50 ................................. 1,500,000 1,444,491
Baseline Metropolitan District No. 1 , GO , 2024 A , Refunding , AGMC Insured , 4% ,
12/01/46 ........................................................ 2,000,000 1,949,774
Board of Governors of Colorado State University System ,
Revenue , 2013 A , Refunding , 5% , 3/01/43 ............................... 5,000,000 5,768,694
Revenue , 2017 E , Refunding , 4% , 3/01/43 ............................... 4,500,000 4,514,312
Revenue , 2024 A , Refunding , 4% , 3/01/47 ............................... 5,000,000 5,026,627
Revenue , A , Refunding , 4% , 3/01/40 ................................... 5,000,000 5,045,587
Board of Water Commissioners City & County of Denver (The) ,
Revenue , 2017 A , 5% , 9/15/47 ........................................ 5,000,000 5,178,990
Revenue , 2024 A , Refunding , 5% , 9/15/54 ............................... 1,500,000 1,648,469
Brighton Crossing Metropolitan District No. 4 , GO , 2017 A , Refunding , 5% , 12/01/37 .
525,000 530,250
b
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/40 ........................................................ 1,325,000 1,317,114
Bromley Park Metropolitan District No. 2 , GO , 2023 , Refunding , BAM Insured , 5.375% ,
12/01/53 ........................................................ 2,500,000 2,746,076
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 4,282,000 4,236,866
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,140,000 1,123,934
CCP Metropolitan District No. 3 , GO , 2024 , Refunding , 5% , 12/01/53 .............
1,175,000 1,194,488
Centennial Water & Sanitation District , Revenue , 2019 , 5% , 12/01/43 ............
3,000,000 3,175,655
Cherokee Metropolitan District ,
Revenue , 2020 , BAM Insured , 4% , 8/01/45 .............................. 2,250,000 2,242,306
Revenue , 2020 , BAM Insured , 4% , 8/01/50 .............................. 1,400,000 1,377,094
City & County of Denver ,
Airport System , Revenue , 2018 A , Refunding , 5.25% , 12/01/48 ............... 5,000,000 5,203,179
Airport System , Revenue , 2018 B , Refunding , 5% , 12/01/48 .................. 4,440,000 4,613,065
Airport System , Revenue , 2022 A , 5% , 11/15/37 ........................... 4,250,000 4,616,282
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 5,000,000 5,258,234
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/42 ................ 1,000,000 1,127,394
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/43 ................ 1,000,000 1,123,129
Pledged Excise Tax , Revenue , 2016 A , Refunding , 4% , 8/01/46 ............... 3,500,000 3,502,408
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 5,000,000 5,117,189

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City of Colorado Springs ,
Utilities System , Revenue , 2015 A , Refunding , 5% , 11/15/45 ................. $ 2,665,000 $ 2,689,675
Utilities System , Revenue , 2018 A-4 , 5% , 11/15/48 ......................... 5,000,000 5,237,769
Utilities System , Revenue , 2024 A , 5% , 11/15/49 .......................... 1,500,000 1,663,103
Utilities System , Revenue , 2024 A , 5.25% , 11/15/54 ........................ 5,000,000 5,604,927
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ......
13,500,000 14,144,140
City of Grand Junction ,
COP , 2021 , 4% , 12/01/45 ............................................ 2,005,000 2,016,614
Sales & Use Tax , Revenue , 2020 B , 4% , 3/01/49 .......................... 3,775,000 3,781,693
Colorado Bridge & Tunnel Enterprise , Revenue , 2024 A , AGMC Insured , 5.5% ,
12/01/54 ........................................................ 1,000,000 1,133,196
Colorado Educational & Cultural Facilities Authority ,
Alexander Dawson School LLC (The) , Revenue , 2010 , 5% , 2/15/40 ............ 5,280,000 5,284,316
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/36 .................... 425,000 419,383
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/41 .................... 150,000 142,954
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/51 .................... 370,000 332,551
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/61 .................... 550,000 477,161
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/41 ...... 1,460,000 1,164,469
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/51 ...... 3,635,000 2,536,872
Eagle Ridge Academy , Revenue , 2022 A , Refunding , 5% , 11/01/37 ............ 1,000,000 1,063,415
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/26 ....... 135,000 134,009
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/32 ....... 280,000 279,572
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/52 ....... 1,355,000 1,192,031
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/62 ....... 1,600,000 1,354,919
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/52 750,000 763,545
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/57 1,765,000 1,794,352
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/46 .................... 325,000 283,837
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/56 .................... 1,000,000 824,970
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/61 .................... 2,210,000 1,786,097
Pinnacle Charter School, Inc. , Revenue , 2021 A , Refunding , 4% , 12/01/50 ....... 5,820,000 5,242,338
Union Colony Schools , Revenue , 2018 , Refunding , 5% , 4/01/48 ............... 715,000 726,860
University of Denver , Revenue , 2017 A , 5% , 3/01/47 ....................... 3,950,000 4,047,072
West Ridge Academy Charter School , Revenue , 2019 A , Refunding , 5% , 6/01/49 .. 400,000 400,089
Westgate Community School , Revenue , 2021 A , Refunding , 4% , 7/01/41 ........ 2,370,000 2,274,085
Windsor Charter Academy Obligated Group , Revenue , 2020 , Refunding , 4% , 9/01/50 2,400,000 2,217,043
Colorado Health Facilities Authority ,
AdventHealth Obligated Group , Revenue , 2016 A , Refunding , 4% , 11/15/41 ...... 3,000,000 3,004,882
AdventHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/15/39 ...... 5,005,000 5,391,256
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/35 ....................................................... 1,575,000 1,589,952
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/37 ....................................................... 850,000 856,635
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/38 ....................................................... 705,000 708,355
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/39 ....................................................... 835,000 837,196
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... 725,000 724,636
BSLC Obligated Group , Revenue , 2018 A-1 , Refunding , 5% , 9/15/48 ........... 3,000,000 2,950,580
BSLC Obligated Group , Revenue , 2018 A-1 , Refunding , 4.75% , 9/15/53 ......... 1,500,000 1,372,565
Children's Hospital Colorado Obligated Group , Revenue , 2016 A , 5% , 12/01/41 ... 5,195,000 5,261,853
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 3,000,000 3,179,310
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 2,000,000 2,115,360
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 9,990,000 9,345,948
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... 3,000,000 3,259,236

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
CommonSpirit Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
12/01/54 ....................................................... $ 4,000,000 $ 4,391,903
Covenant Living Communities and Services Obligated Group , Revenue , 2015 A ,
Refunding , 5% , 12/01/35 ........................................... 7,150,000 7,163,998
Covenant Living Communities and Services Obligated Group , Revenue , 2018 A , 5% ,
12/01/48 ....................................................... 5,000,000 5,091,157
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... 5,700,000 5,230,807
Craig Hospital Obligated Group , Revenue , 2022 A , 5% , 12/01/52 .............. 3,535,000 3,760,485
Evangelical Lutheran Good Samaritan Obligated Group , Revenue , 2015 A , Pre-
Refunded , 5% , 6/01/40 ............................................ 4,000,000 4,038,663
Evangelical Lutheran Good Samaritan Obligated Group , Revenue , 2015 A , Pre-
Refunded , 5% , 6/01/45 ............................................ 2,750,000 2,776,581
Intermountain Healthcare Obligated Group , Revenue , 2019 A , Refunding , 4% ,
1/01/38 ........................................................ 3,660,000 3,729,709
Intermountain Healthcare Obligated Group , Revenue , 2024 A , Refunding , 5% ,
5/15/54 ........................................................ 1,100,000 1,174,780
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/44 .......... 3,495,000 3,694,339
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/49 .......... 8,050,000 8,426,338
University of Colorado Health Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
9/01/46 ........................................................ 5,000,000 5,173,189
University of Colorado Health Obligated Group , Revenue , 2020 A , Pre-Refunded ,
4% , 9/01/50 .................................................... 6,275,000 6,756,641
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/40 ................ 2,000,000 2,007,823
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/45 ................ 1,000,000 1,003,981
Colorado High Performance Transportation Enterprise , C-470 Express Lanes System ,
Revenue , 2017 , 5% , 12/31/47 ........................................ 2,555,000 2,555,601
Colorado Housing and Finance Authority ,
Revenue , 2019 B-1 , I , 3.15% , 10/01/44 ................................. 1,000,000 856,236
Revenue , 2019 B-1 , I , 3.25% , 10/01/49 ................................. 1,000,000 847,687
Colorado School of Mines ,
Revenue , 2017 A , 5% , 12/01/42 ....................................... 2,450,000 2,541,871
Revenue , 2023 C , 5.25% , 12/01/53 .................................... 3,000,000 3,310,041
Colorado Science and Technology Park Metropolitan District No. 1 , Revenue , 2024 A ,
Refunding , AGMC Insured , 5% , 12/01/54 ................................ 750,000 804,090
Colorado Springs School District No. 11 Facilities Corp. , COP , 2024 , BAM Insured ,
5.25% , 12/15/48 ................................................... 1,000,000 1,110,989
Cottonwood Highlands Metropolitan District No. 1 , GO , 2019 A , Refunding , 5% ,
12/01/49 ........................................................ 899,000 926,239
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AGMC Insured , 3% ,
12/01/49 ........................................................ 3,000,000 2,432,839
Denver City & County School District No. 1 , GO , 2017 , 5% , 12/01/41 .............
5,000,000 5,148,906
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 9,894,470
Denver Health & Hospital Authority ,
COP , 2018 , 5% , 12/01/48 ............................................ 5,255,000 5,310,589
Revenue , 2014 A , 5.25% , 12/01/45 .................................... 9,250,000 9,255,024
Revenue , 2019 A , Refunding , 5% , 12/01/30 .............................. 1,000,000 1,055,907
Revenue , 2019 A , Refunding , 5% , 12/01/32 .............................. 1,330,000 1,395,480
Revenue , 2019 A , Refunding , 5% , 12/01/33 .............................. 3,300,000 3,457,415

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ $ 350,000 $ 300,668
Eagle River Water & Sanitation District , GO , 2016 , 5% , 12/01/45 ................
1,360,000 1,401,033
East Cherry Creek Valley Water and Sanitation District , Revenue , 2019 A , 4% , 11/15/39
1,200,000 1,224,483
Erie Farm Metropolitan District , GO , 2021 , Refunding , AGMC Insured , 4% , 12/01/51 .
1,200,000 1,168,905
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/40 .................
550,000 549,718
b
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,636,600
Gunnison Watershed School District No. Re 1J , GO , 2023 , 5% , 12/01/47 ..........
3,250,000 3,529,992
Lakes at Centerra Metropolitan District No. 2 , GO , 2024 A , Refunding , AGMC Insured ,
4.5% , 12/01/54 ................................................... 2,500,000 2,569,336
Lambertson Farms Metropolitan District No. 1 , Revenue , 2024 A , Refunding , AGMC
Insured , 4.25% , 12/15/54 ............................................ 1,000,000 983,329
Larimer County School District No. R-1 Poudre ,
GO , 2018 , 5% , 12/15/39 ............................................. 2,660,000 2,843,789
GO , 2018 , 5% , 12/15/40 ............................................. 2,340,000 2,498,530
Meridian Metropolitan District , GO , 2023 , AGMC Insured , 4.375% , 12/01/53 .......
2,000,000 2,038,282
North Pine Vistas Metropolitan District No. 2 , GO , 2022 , Refunding , AGMC Insured ,
5% , 12/01/52 ..................................................... 1,125,000 1,191,244
Park 70 Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 1,000,000 1,014,528
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 1,500,000 1,508,039
Park Creek Metropolitan District ,
Westerly Creek District Service Area , Revenue, Senior Lien , 2015 A , Refunding , 5% ,
12/01/45 ....................................................... 9,500,000 9,571,861
Westerly Creek District Service Area , Revenue, Senior Lien , 2018 A , 5% , 12/01/46 . 2,875,000 2,981,757
Westerly Creek District Service Area , Revenue, Senior Lien , 2024 A , AGMC Insured ,
4.25% , 12/01/47 ................................................. 1,000,000 1,011,959
Westerly Creek District Service Area , Revenue, Senior Lien , 2024 A , AGMC Insured ,
4.5% , 12/01/51 .................................................. 1,500,000 1,543,582
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................
6,475,000 6,743,188
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ...............
537,000 488,979
Prairie Center Metropolitan District No. 3 , GO , 2024 B , 5.875% , 12/15/46 .........
1,000,000 1,089,727
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
9,900,000 12,159,603
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 1/15/33 ........ 550,000 561,968
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/35 ........ 1,000,000 1,015,365
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/36 ........ 750,000 760,311
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/38 ........ 700,000 704,133
Sales Tax , Revenue , 2016 A , 5% , 11/01/41 ............................... 10,000,000 10,251,446
Sales Tax , Revenue , 2016 A , 5% , 11/01/46 ............................... 11,000,000 11,227,534
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 ....
1,000,000 946,750
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 .....
5,690,000 5,731,105
State of Colorado ,
COP , 2020 , Refunding , 4% , 6/15/40 .................................... 1,315,000 1,332,794
COP , 2020 A , 4% , 12/15/38 .......................................... 3,555,000 3,633,044
COP , 2020 R , 4% , 3/15/45 ........................................... 5,000,000 5,005,241
COP , 2024 A , 4% , 11/01/53 .......................................... 2,000,000 2,003,621
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 .......
1,125,000 1,165,816
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
3.75% , 12/01/40 ................................................. 500,000 461,615
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
4.25% , 12/01/50 ................................................. 1,250,000 1,179,908

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AGMC
Insured , 5% , 12/01/46 .............................................. $ 4,500,000 $ 4,630,505
Town of Monument , COP , 2020 , AGMC Insured , 4% , 12/01/45 ..................
2,000,000 1,971,813
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 A , Refunding , AGMC
Insured , 4.25% , 12/01/54 ............................................ 2,000,000 1,999,995
Upper Eagle Regional Water Authority , Revenue , 2024 , BAM Insured , 4.25% , 12/01/53
2,000,000 2,015,150
Whispering Pines Metropolitan District No. 1 , GO , 2023 , Refunding , AGMC Insured ,
5% , 12/01/52 ..................................................... 900,000 949,239
Wildwing Metropolitan District No. 5 , GO , 2024 , Refunding , AGMC Insured , 4.5% ,
12/01/53 ........................................................ 750,000 766,245
Windsor Highlands Metropolitan District No. 4 , GO , 2024 , Refunding , BAM Insured ,
4.5% , 12/01/53 ................................................... 2,000,000 2,025,720
446,528,000
Florida 2.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,104,000 3,679,677
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 800,000 579,792
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 4,925,000 3,954,659
b ,c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put , Zero
Cpn., 5/01/52 ..................................................... 3,215,000 2,887,070
11,101,198
Georgia 0.4%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,400,000 2,041,127
Illinois 0.8%
State of Illinois ,
GO , 2003 , 5.1% , 6/01/33 ............................................ 2,823,529 2,839,434
GO , 2021 A , 5% , 3/01/33 ............................................ 500,000 546,829
GO , 2021 A , 5% , 3/01/37 ............................................ 250,000 270,865
GO , 2021 A , 4% , 3/01/38 ............................................ 400,000 400,226
4,057,354
New York 0.2%
Metropolitan Transportation Authority , Revenue , 2020 D , 4% , 11/15/47 ...........
900,000 884,935
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,400,000 1,231,014
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,400,000 1,231,014
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 2,100,000 1,719,040
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 637,591
4,818,659
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,400,000 2,011,209
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,231,279

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.7%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ $ 1,400,000 $ 1,181,739
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding , Zero
Cpn., 12/01/44 .................................................. 3,650,000 2,316,298
3,498,037
U.S. Territories 1.2%
Guam 0.4%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/39
600,000 650,794
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,500,000 1,561,158
2,211,952
Puerto Rico 0.8%
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
1,219,928 1,184,634
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,200,000 1,199,279
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 999,182
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
750,000 753,386
4,136,481
Total U.S. Territories .................................................................... 6,348,433
Total Municipal Bonds (Cost $ 491,253,163 ) .....................................
484,280,035
Total Long Term Investments (Cost $ 492,653,163 ) ...............................
485,718,513
a
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.7%
Colorado 0.7%
d
Colorado Health Facilities Authority ,
Children's Hospital Colorado Obligated Group , Revenue , 2020 A , Refunding , LOC TD
Bank NA , Daily VRDN and Put , 3.25% , 12/01/52 ......................... 2,900,000 2,900,000
Intermountain Healthcare Obligated Group , Revenue , 2024 E , SPA TD Bank NA ,
Daily VRDN and Put , 3.15% , 5/15/64 ................................. 700,000 700,000
3,600,000
Total Municipal Bonds (Cost $ 3,600,000 ) .......................................
3,600,000
Total Short Term Investments (Cost $ 3,600,000 ) .................................
3,600,000
a
Total Investments (Cost $ 496,253,163 ) 98.6% ...................................
$489,318,513
Other Assets, less Liabilities 1.4% .............................................
6,967,289
Net Assets 100.0% ...........................................................
$496,285,802
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $32,175,793, representing 6.5% of net assets.
c
The maturity date shown represents the mandatory put date.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin Connecticut Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.6%
Connecticut 91.6%
City of Bridgeport ,
GO , 2021 A , 4% , 8/01/40 ............................................ $ 765,000 $ 773,759
GO , 2021 A , 4% , 8/01/46 ............................................ 375,000 375,768
GO , 2021 A , 4% , 8/01/51 ............................................ 575,000 569,564
GO , 2024 A , Refunding , BAM Insured , 5% , 7/01/44 ........................ 550,000 607,493
City of New Britain , GO , 2017 C , AGMC Insured , 5% , 3/01/36 ..................
1,000,000 1,037,396
City of New Haven , GO , 2021 A , Refunding , 4% , 8/01/41 ......................
2,000,000 1,973,978
City of Stamford , Water Pollution Control System & Facility , Revenue , 2013 A , 5.25% ,
8/15/43 ......................................................... 1,000,000 1,000,897
City of West Haven , GO , 2021 , 4% , 9/15/41 ...............................
565,000 559,348
Connecticut Housing Finance Authority ,
Revenue , 2019 E-E1 , 3.05% , 11/15/44 .................................. 5,000,000 4,250,958
Revenue , 2019 E-E1 , 3.1% , 11/15/49 ................................... 2,000,000 1,674,094
Revenue , 2020 C-1 , Refunding , 2.05% , 5/15/37 ........................... 1,000,000 787,941
Revenue , 2020 C-2 , Refunding , 2.2% , 11/15/34 ........................... 960,000 795,431
Connecticut State Health & Educational Facilities Authority ,
Avon Old Farms School Obligated Group , Revenue , D-1 , Refunding , 4% , 7/01/46 .. 1,000,000 975,437
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/38 315,000 321,380
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/39 380,000 386,147
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/42 860,000 867,198
Connecticut Children's Medical Center Obligated Group , Revenue , E , 5.25% , 7/15/48 1,560,000 1,718,502
Connecticut College , Revenue , L-1 , Refunding , 4% , 7/01/46 .................. 5,000,000 4,953,208
Covenant Living Communities and Services Obligated Group , Revenue , 2018 B , 5% ,
12/01/40 ....................................................... 4,000,000 4,038,282
Fairfield University , Revenue , Q-1 , 5% , 7/01/46 ........................... 9,000,000 9,120,893
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 6,000,000 5,794,588
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/41 ................... 735,000 685,830
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/51 ................... 1,250,000 1,075,458
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 ..... 1,000,000 992,930
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/41 ..... 6,310,000 6,112,685
Quinnipiac University , Revenue , L , Refunding , 5% , 7/01/45 .................. 8,250,000 8,296,679
Sacred Heart University, Inc. , Revenue , I-1 , Refunding , 5% , 7/01/42 ............ 4,375,000 4,448,297
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/35 ..................... 550,000 596,872
Sacred Heart University, Inc. , Revenue , K , 4% , 7/01/45 ..................... 1,200,000 1,197,182
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/37 ... 2,550,000 2,588,947
Taft School Corp. (The) , Revenue , L , Refunding , 3% , 7/01/46 ................. 2,210,000 1,857,510
Trinity Health Corp. Obligated Group , Revenue , 2016 CT , 5% , 12/01/45 ......... 5,000,000 5,055,949
Trustees of Trinity College (The) , Revenue , R , Refunding , 4% , 6/01/45 .......... 2,500,000 2,513,998
Trustees of Trinity College (The) , Revenue , S , Refunding , 4% , 6/01/51 .......... 4,000,000 3,995,604
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... 2,000,000 1,918,104
Yale University , Revenue , 2015 A , Refunding , 5% , 7/01/35 ................... 2,435,000 2,921,541
Yale University , Revenue , X-2 , 5% , 7/01/37 .............................. 3,000,000 3,508,268
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/44 520,000 573,173
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/45 500,000 549,448
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/46 500,000 548,396
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/47 420,000 459,323
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/48 500,000 545,836
Connecticut State Higher Education Supplement Loan Authority ,
Revenue , 2020 B , 3.25% , 11/15/36 .................................... 1,500,000 1,377,996
Revenue , 2020 D , Pre-Refunded , 3% , 11/15/35 ........................... 1,145,000 1,150,439
Revenue , 2021 B , 2.25% , 11/15/37 .................................... 2,500,000 2,003,884
South Central Connecticut Regional Water Authority , Revenue, Second Series , 32nd B ,
Refunding , 5% , 8/01/38 ............................................. 1,720,000 1,767,672
State of Connecticut ,
GO , 2020 A , 4% , 1/15/38 ............................................ 7,250,000 7,461,058

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
State of Connecticut, (continued)
GO , 2020 C , 4% , 6/01/39 ............................................ $ 600,000 $ 614,590
GO , 2024 D , 5% , 5/01/44 ............................................ 1,000,000 1,120,161
GO , 2024 G , 5% , 11/15/44 ........................................... 1,000,000 1,125,940
Special Tax , 2016 A , 5% , 9/01/33 ...................................... 1,000,000 1,031,840
Special Tax , 2018 A , 5% , 1/01/36 ...................................... 1,000,000 1,053,266
Special Tax , 2020 A , 5% , 5/01/35 ...................................... 4,500,000 4,931,185
Special Tax , 2020 A , 5% , 5/01/40 ...................................... 2,000,000 2,157,543
Special Tax , 2021 A , 5% , 5/01/41 ...................................... 1,500,000 1,644,094
Special Tax , 2021 D , 4% , 11/01/40 ..................................... 2,075,000 2,124,358
Bradley International Airport CFC , Revenue , 2019 A , 5% , 7/01/49 .............. 1,400,000 1,428,355
Clean Water Fund - State Revolving Fund , Revenue , 2015 A , 5% , 3/01/34 ....... 3,000,000 3,010,793
Clean Water Fund - State Revolving Fund , Revenue , 2017 A , 5% , 5/01/37 ....... 1,000,000 1,040,124
Town of Hamden , GO , 2021 , Refunding , BAM Insured , 4% , 8/15/41 ..............
500,000 506,600
Town of Stafford ,
GO , 2021 , Refunding , 3% , 2/01/36 ..................................... 250,000 236,695
GO , 2021 , Refunding , 3% , 2/01/38 ..................................... 310,000 288,623
GO , 2021 , Refunding , 3% , 2/01/41 ..................................... 300,000 273,216
Town of Stratford ,
GO , 2017 , AGMC Insured , 5% , 7/01/33 ................................. 1,000,000 1,011,255
GO , 2020 A , Refunding , BAM Insured , 4% , 7/01/40 ........................ 300,000 304,624
University of Connecticut , Revenue , 2017 A , 5% , 1/15/37 .....................
1,000,000 1,038,196
131,726,799
Florida 1.0%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 362,370
a
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 1,325,000 1,063,944
1,426,314
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 625,000 531,544
Illinois 0.7%
State of Illinois , GO , 2020 C , 4% , 10/01/42 ................................
1,000,000 984,980
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 500,000 439,648
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 500,000 439,648
a
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 750,000 613,943
1,493,239
Texas 0.4%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 615,000 515,372
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 439,742
Wisconsin 0.6%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 400,000 337,640

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
a
Public Finance Authority, (continued)
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding , Zero
Cpn., 12/01/44 .................................................. $ 800,000 $ 507,681
845,321
U.S. Territories 1.6%
Guam 0.3%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/36
365,000 396,635
Puerto Rico 1.3%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/34 ................
386,791 388,020
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,500,000 1,506,771
1,894,791
Total U.S. Territories .................................................................... 2,291,426
Total Municipal Bonds (Cost $ 145,630,233 ) .....................................
140,254,737
a a a a
Short Term Investments 0.8%
Municipal Bonds 0.8%
Connecticut 0.8%
b
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2001 V-2 , Daily VRDN and Put , 2.8% , 7/01/36 ............................ 1,100,000 1,100,000
Total Municipal Bonds (Cost $ 1,100,000 ) .......................................
1,100,000
Total Short Term Investments (Cost $ 1,100,000 ) .................................
1,100,000
a
Total Investments (Cost $ 146,730,233 ) 98.4% ...................................
$141,354,737
Other Assets, less Liabilities 1.6% .............................................
2,400,304
Net Assets 100.0% ...........................................................
$143,755,041
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $4,811,884, representing 3.3% of net assets.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin Federal Intermediate-Term Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Management Investment Companies 1.5%
Capital Markets 1.5%
a
Franklin Municipal Green Bond ETF ..................................... 1,340,000 $ 32,641,060
Total Management Investment Companies (Cost $ 36,370,000 ) ....................
32,641,060
Principal
Amount
a a a a
Municipal Bonds 97.4%
Alabama 5.2%
b
Black Belt Energy Gas District ,
Revenue , 2022 E , Mandatory Put , 5% , 6/01/28 ............................ $ 7,000,000 7,319,760
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... 6,970,000 7,418,210
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 14,000,000 15,249,956
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative , Revenue , 2020 , Refunding , AGMC Insured , 5% ,
8/01/28 ........................................................ 500,000 531,603
PowerSouth Energy Cooperative , Revenue , 2020 , Refunding , AGMC Insured , 5% ,
8/01/29 ........................................................ 485,000 521,944
PowerSouth Energy Cooperative , Revenue , 2020 , Refunding , AGMC Insured , 5% ,
8/01/30 ........................................................ 425,000 463,117
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5% , 10/01/33 ............
5,000,000 5,702,441
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 8,570,000 9,337,112
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 6,000,000 6,675,186
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 7,000,000 7,633,545
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/39 .............. 2,250,000 2,273,322
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/27 ....... 4,920,000 5,010,076
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/28 ....... 5,000,000 5,087,482
Madison City Board of Education ,
Special Tax , 2019 , 4% , 2/01/33 ....................................... 2,855,000 2,970,544
Special Tax , 2019 , 4% , 2/01/34 ....................................... 2,970,000 3,079,087
Special Tax , 2019 , 4% , 2/01/35 ....................................... 3,095,000 3,188,956
Special Tax , 2019 , 4% , 2/01/37 ....................................... 3,350,000 3,422,401
b
Southeast Alabama Gas Supply District (The) , Revenue , 2024 A , Refunding , Mandatory
Put , 5% , 4/01/32 .................................................. 4,000,000 4,302,128
b
Southeast Energy Authority A Cooperative District ,
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 4,585,000 4,953,578
Revenue , 2022 B-2 , Mandatory Put , 4.859% , 8/01/28 ....................... 15,000,000 15,335,646
110,476,094
Alaska 0.1%
Alaska Municipal Bond Bank Authority ,
Revenue , 2020 , Refunding , 4% , 12/01/35 ................................ 1,710,000 1,756,196
Revenue , 2020 , Refunding , 4% , 12/01/37 ................................ 1,305,000 1,330,854
3,087,050
Arizona 4.4%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/29 ....................................................... 1,100,000 1,182,687
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/30 ....................................................... 600,000 643,994
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/31 ....................................................... 630,000 674,340
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/32 ....................................................... 1,000,000 1,069,411

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/35 ....................................................... $ 1,115,000 $ 1,185,627
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,250,000 1,325,519
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/37 ....................................................... 1,050,000 1,111,260
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/37 ....................................................... 1,105,000 1,126,869
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/38 ....................................................... 600,000 610,603
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/41 ....................................................... 6,000,000 6,071,057
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/27 ............. 55,000 57,016
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/28 ............. 60,000 62,905
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/29 ............. 60,000 63,581
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/30 ............. 65,000 69,494
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/31 ............. 70,000 75,310
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/27 ............. 160,000 163,652
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/28 ............. 170,000 174,022
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/29 ............. 160,000 163,717
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/30 ............. 185,000 189,168
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/31 ............. 195,000 199,181
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/35 ..... 500,000 545,197
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/36 ..... 750,000 815,144
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/37 ..... 600,000 650,324
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/38 ..... 1,000,000 1,080,766
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 3% , 2/01/39 ..... 1,200,000 1,080,563
City of Mesa , Utility System , Revenue , 2016 , Refunding , 5% , 7/01/29 ............
2,500,000 2,585,204
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue, Junior Lien , 2017 D , Refunding , 5% , 7/01/30 ............... 10,000,000 10,525,902
Airport , Revenue, Junior Lien , 2019 B , 5% , 7/01/35 ........................ 7,500,000 7,934,939
Airport , Revenue, Senior Lien , 2023 , Refunding , 5% , 7/01/32 ................. 4,250,000 4,674,936
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/35 .................................................. 3,340,000 3,572,987
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/36 .................................................. 6,380,000 6,809,967
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 6,365,000 6,749,458
Glendale Industrial Development Authority ,
Midwestern University Foundation , Revenue , 2020 , Refunding , 5% , 5/15/30 ...... 525,000 577,823
Midwestern University Foundation , Revenue , 2020 , Refunding , 5% , 5/15/31 ...... 425,000 465,892
Midwestern University Foundation , Revenue , 2020 , Refunding , 5% , 5/15/32 ...... 525,000 575,193
c
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-3 , 5.125% , 11/15/29 ...... 3,000,000 3,022,426
Maricopa County Industrial Development Authority ,
c,d
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 18,555,000 19,016,372
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/30 ....... 850,000 902,711
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/31 ....... 1,000,000 1,060,818
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/32 ....... 1,000,000 1,063,232
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/33 ....... 800,000 848,377
Scottsdale Municipal Property Corp. , City of Scottsdale Excise Tax , Revenue , 2015 ,
Pre-Refunded , 5% , 7/01/28 .......................................... 2,325,000 2,351,500
93,129,144

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas 0.6%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/35 ........................................................ $ 4,630,000 $ 4,896,245
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/36 ........................................................ 3,625,000 3,824,148
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/37 ........................................................ 1,250,000 1,315,151
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,049,459
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,046,141
12,131,144
California 6.4%
Bay Area Toll Authority ,
Revenue , 2017 S-7 , Refunding , 4% , 4/01/31 ............................. 7,000,000 7,153,273
Revenue , 2017 S-7 , Refunding , 4% , 4/01/33 ............................. 5,000,000 5,097,210
Burbank-Glendale-Pasadena Airport Authority Brick Campaign , Revenue , 2024 A ,
AGMC Insured , 4% , 7/01/54 .......................................... 4,900,000 4,903,787
b
California Community Choice Financing Authority ,
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... 5,000,000 5,090,632
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 11,000,000 11,847,822
c
California Community Housing Agency ,
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 6,885,000 6,355,751
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 6,485,000 5,632,584
California Statewide Communities Development Authority ,
Emanate Health Obligated Group , Revenue , 2020 A , 5% , 4/01/35 ............. 1,300,000 1,411,086
Emanate Health Obligated Group , Revenue , 2020 A , 4% , 4/01/37 ............. 700,000 718,609
Emanate Health Obligated Group , Revenue , 2020 A , 4% , 4/01/38 ............. 1,350,000 1,382,573
Southern California Edison Co. , Revenue , 2010 A , Refunding , 1.75% , 9/01/29 .... 5,000,000 4,510,111
City of Riverside ,
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/34 ......................... 10,605,000 10,743,562
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/35 ......................... 11,000,000 11,141,011
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 5,495,000 4,815,505
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 5,000,000 4,420,654
c
CSCDA Community Improvement Authority , Waterscape Apartments , Revenue , 144A,
2021 B , 4% , 9/01/46 ............................................... 4,825,000 4,120,757
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 , Refunding , 3.85% ,
6/01/50 ......................................................... 3,710,000 3,444,386
Los Angeles Department of Water & Power ,
Power System , Revenue , 2017 B , Refunding , 5% , 7/01/31 ................... 8,220,000 8,615,051
Power System , Revenue , 2017 C , 5% , 7/01/32 ............................ 4,615,000 4,880,474
Power System , Revenue , 2017 C , 5% , 7/01/33 ............................ 3,960,000 4,181,907
Power System , Revenue , 2017 C , 5% , 7/01/34 ............................ 4,080,000 4,301,403
San Diego Public Facilities Financing Authority , City of San Diego Water Utility ,
Revenue , 2020 A , 4% , 8/01/37 ........................................ 1,250,000 1,299,361
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series , 2023 C , Refunding , 5% , 5/01/33 ................... 15,000,000 16,639,038
e
Southern California Public Power Authority , Revenue , FRN , 2007 B , 4.708% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 3,000,000 2,961,141
135,667,688

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado 3.5%
City & County of Denver , Airport System , Revenue , 2022 D , Refunding , 5.75% ,
11/15/41 ........................................................ $ 5,325,000 $ 6,080,985
Colorado Health Facilities Authority ,
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/29 ....................................................... 650,000 701,052
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/30 ....................................................... 700,000 764,273
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/32 ....................................................... 750,000 809,095
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/33 ....................................................... 1,000,000 1,076,880
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/34 ....................................................... 1,100,000 1,180,471
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/31 2,500,000 2,692,531
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/37 2,250,000 2,250,451
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/39 1,250,000 1,245,881
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/32 2,000,000 2,143,899
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/33 9,595,000 10,273,780
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 11,635,000 12,363,394
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 2,000,000 2,119,540
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 5,500,000 5,817,240
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5% , 11/01/40 ......... 3,000,000 3,306,767
c
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5% , 12/01/32 .. 1,000,000 1,039,587
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
11,335,000 11,752,581
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
4,200,000 5,158,619
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/33 ........ 1,000,000 1,028,147
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/35 ........ 1,400,000 1,421,512
South Maryland Creek Ranch Metropolitan District , GO , 2023 , Refunding , AGMC
Insured , 5% , 12/01/43 .............................................. 1,000,000 1,074,158
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 3.375% , 12/01/30 ................ 500,000 483,680
74,784,523
Connecticut 1.6%
City of Stamford ,
GO , 2019 , 3% , 6/01/35 ............................................. 3,025,000 2,971,474
GO , 2019 , 3% , 6/01/36 ............................................. 3,025,000 2,929,570
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... 2,500,000 2,534,659
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/33 ..... 5,000,000 5,244,511
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/35 ..... 250,000 250,885
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/36 ..... 4,750,000 4,756,970
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/32 ..................... 700,000 763,641
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/33 ..................... 625,000 679,890
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/34 ..................... 725,000 789,086
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/26 ... 200,000 204,477
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/27 ... 250,000 261,871
State of Connecticut ,
GO , 2020 C , 4% , 6/01/34 ............................................ 1,500,000 1,570,780
Special Tax , 2020 A , 4% , 5/01/36 ...................................... 3,500,000 3,635,238
University of Connecticut ,
Revenue , 2016 A , 5% , 3/15/30 ........................................ 3,075,000 3,154,492
Revenue , 2016 A , 5% , 3/15/31 ........................................ 5,025,000 5,149,130
34,896,674

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 8.2%
Alachua County Health Facilities Authority , Shands Teaching Hospital & Clinics
Obligated Group , Revenue , B-1 , Refunding , 5% , 12/01/35 ................... $ 2,350,000 $ 2,519,616
Beach Community Development District , Assessments , Special Assessment , 2024 ,
Refunding , AGMC Insured , 5.25% , 5/01/44 ............................... 1,400,000 1,512,040
Capital Projects Finance Authority , Provident Group - Continuum Properties LLC ,
Revenue, Senior Lien , 2023 A-1 , 5% , 11/01/48 ............................ 2,500,000 2,529,202
c
Capital Trust Agency, Inc. ,
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 5,345,000 4,744,312
Revenue , 144A, 2021 A-2 , 5.1% , 12/01/31 ............................... 1,725,000 1,569,036
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 855,000 733,434
c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 17,600,000 14,132,386
Celebration Community Development District , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 750,000 652,625
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/30 ......................................................... 255,000 239,498
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ......
5,520,000 5,769,172
City of Gainesville , Utilities System , Revenue , 2017 A , 5% , 10/01/30 .............
1,500,000 1,585,453
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/01/39 ..................................................... 1,650,000 1,627,157
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2020 , Refunding , 4% , 9/01/40 ........................................ 2,500,000 2,389,857
City of Port St. Lucie ,
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/30 ..................... 1,500,000 1,515,581
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/31 ..................... 1,635,000 1,651,466
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,081,016
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/38 .................................................. 700,000 702,280
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/39 .................................................. 500,000 501,366
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 5% , 7/01/40 .................................................. 1,000,000 1,064,054
Cordoba Ranch Community Development District , Assessments , Special Assessment ,
2021 , Refunding , 3% , 5/01/37 ........................................ 1,000,000 877,700
Cross Creek North Community Development District , Special Assessment , 2022 ,
3.75% , 5/01/32 ................................................... 460,000 459,693
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.1% , 6/15/44 ..................................... 750,000 758,843
Everlands Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.25% , 6/15/44 ............................................... 1,000,000 1,025,623
Florida Development Finance Corp. , Brightline Trains Florida LLC , Revenue , 2024 ,
Refunding , AGMC Insured , 5% , 7/01/44 ................................. 20,000,000 20,961,454
c
Forest Lake Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2020 , 4% , 5/01/40 .................................. 1,270,000 1,261,296
Greater Orlando Aviation Authority ,
Revenue , 2019 A , 5% , 10/01/33 ....................................... 10,500,000 11,177,821
Revenue , 2019 A , 4% , 10/01/37 ....................................... 8,430,000 8,447,984
Harvest Ridge Community Development District ,
Special Assessment , 2024 , 4.375% , 5/01/31 ............................. 270,000 271,584
Special Assessment , 2024 , 5.125% , 5/01/44 ............................. 260,000 263,169
Special Assessment , 2024 , 5.375% , 5/01/54 ............................. 650,000 655,823
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/32 ............. 185,000 180,128
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/33 ............. 300,000 290,235
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/34 ............. 245,000 234,079

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Herons Glen Recreation District, (continued)
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/35 ............. $ 255,000 $ 242,987
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/36 ............. 260,000 245,973
d
Keys Edge Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 5.1% , 5/01/44 ................................................ 500,000 503,227
c
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
4.25% , 6/15/31 ................................................... 215,000 216,166
Lakewood Ranch Stewardship District , Special Assessment , 2024 , 5.3% , 5/01/44 ...
485,000 495,841
Lee County Industrial Development Authority ,
Lee Health System, Inc. Obligated Group , Revenue , 2019 A-1 , Refunding , 4% ,
4/01/37 ........................................................ 5,000,000 5,043,557
Lee Health System, Inc. Obligated Group , Revenue , 2019 A-1 , Refunding , 4% ,
4/01/49 ........................................................ 12,000,000 11,672,752
b ,c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-1 , Mandatory Put ,
Zero Cpn., 5/01/33 ................................................. 6,965,000 6,296,360
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.45% , 5/01/32 ................................................... 1,000,000 1,073,793
Orange County Health Facilities Authority ,
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/28 ..... 1,000,000 1,035,273
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/30 ..... 2,875,000 2,971,918
Orlando Utilities Commission , Revenue , 2018 A , 5% , 10/01/33 .................
1,755,000 1,852,263
c
Pine Isle Community Development District , Special Assessment , 144A, 2021 , 3.25% ,
12/15/41 ........................................................ 1,000,000 881,636
Poitras East Community Development District ,
Special Assessment , 2023 , 4.2% , 5/01/33 ............................... 800,000 813,663
Special Assessment , 2023 , 5% , 5/01/43 ................................. 2,000,000 2,046,989
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/31 ..................................... 500,000 466,013
State Board of Administration Finance Corp. , Florida Hurricane Catastrophe Fund ,
Revenue , 2024 A , 5.526% , 7/01/34 .................................... 6,600,000 6,830,772
State of Florida ,
GO , 2015 E , Refunding , 4% , 6/01/33 ................................... 11,855,000 11,893,968
GO , 2017 C , Refunding , 4% , 6/01/32 ................................... 7,855,000 7,987,919
GO , 2017 C , Refunding , 4% , 6/01/33 ................................... 5,000,000 5,081,727
c
Summerstone Community Development District , Assessment Phase 2 , Special
Assessment , 144A, 2021 , 3.15% , 5/01/41 ............................... 725,000 637,561
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 ..........
2,855,000 2,890,601
c
Village Community Development District No. 15 ,
Special Assessment , 144A, 2024 , 4% , 5/01/34 ............................ 1,000,000 1,006,357
Special Assessment , 144A, 2024 , 4.2% , 5/01/39 .......................... 1,000,000 1,005,671
Phase I , Special Assessment , 144A, 2023 , 4.85% , 5/01/38 ................... 945,000 987,443
Windward Community Development District , Assessments , Special Assessment , 2020
A-2 , 4.4% , 11/01/35 ................................................ 300,000 300,156
172,865,569
Georgia 4.6%
City of Atlanta ,
Water & Wastewater , Revenue , 2018 C , Pre-Refunded , 5% , 11/01/33 ........... 6,750,000 7,162,143
Water & Wastewater , Revenue , 2018 C , Pre-Refunded , 5% , 11/01/34 ........... 3,000,000 3,183,175
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/32 900,000 919,940
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/33 565,000 576,662
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/34 450,000 458,854
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/35 865,000 881,719
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 1,400,000 1,433,098
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/32 250,000 255,539
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/33 250,000 255,160

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Cobb County Kennestone Hospital Authority, (continued)
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/34 $ 275,000 $ 280,411
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/35 275,000 280,315
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/36 275,000 279,759
Development Authority for Fulton County ,
Spelman College , Revenue , 2015 , Refunding , 5% , 6/01/28 ................... 3,785,000 3,819,119
Spelman College , Revenue , 2015 , Refunding , 5% , 6/01/29 ................... 4,385,000 4,423,662
Spelman College , Revenue , 2015 , Refunding , 5% , 6/01/30 ................... 4,805,000 4,847,128
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,375,000 2,228,682
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/27 ........................................................ 1,750,000 1,823,169
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/28 ........................................................ 2,100,000 2,187,781
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/29 ........................................................ 2,000,000 2,081,492
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/30 ........................................................ 1,000,000 1,039,889
Main Street Natural Gas, Inc. ,
Revenue , 2021 C , 4% , 12/01/25 ....................................... 1,000,000 1,004,398
b
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 5,000,000 5,072,375
b
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 10,000,000 10,168,685
b
Revenue , 2022 B , Mandatory Put , 5% , 6/01/29 ............................ 10,200,000 10,820,006
b,c
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 12,000,000 12,026,566
b
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 11,495,000 12,389,631
Municipal Electric Authority of Georgia ,
Revenue , 2019 A , 5% , 1/01/30 ........................................ 1,000,000 1,062,655
Revenue , 2019 A , 5% , 1/01/31 ........................................ 600,000 636,951
Revenue , 2019 A , 5% , 1/01/32 ........................................ 500,000 529,952
Revenue , 2019 A , 5% , 1/01/33 ........................................ 1,000,000 1,058,374
Revenue , 2019 B , 5% , 1/01/29 ........................................ 500,000 525,104
Revenue , 2019 B , 5% , 1/01/30 ........................................ 480,000 503,762
Revenue , 2019 B , 5% , 1/01/31 ........................................ 700,000 733,914
Revenue , 2019 B , 5% , 1/01/32 ........................................ 750,000 785,095
Revenue , 2019 B , 5% , 1/01/33 ........................................ 1,045,000 1,092,323
Revenue , 2019 B , 5% , 1/01/34 ........................................ 700,000 730,887
97,558,375
Hawaii 1.2%
State of Hawaii ,
GO , EO , 5% , 8/01/28 ............................................... 21,695,000 21,726,429
Airports System , Revenue , 2020 A , 4% , 7/01/35 ........................... 4,420,000 4,443,146
26,169,575
Illinois 7.1%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.25% , 4/01/40 ................................................... 3,720,000 4,030,312
Chicago O'Hare International Airport ,
Revenue, Senior Lien , 2020 C , Refunding , 4% , 1/01/35 ..................... 4,000,000 4,066,671
Revenue, Senior Lien , 2020 E , Refunding , 4% , 1/01/35 ..................... 1,560,000 1,586,002
Chicago Park District ,
GO , 2020 F-2 , Refunding , 5% , 1/01/32 .................................. 1,500,000 1,618,005
GO , 2020 F-2 , Refunding , 5% , 1/01/33 .................................. 3,000,000 3,229,598
GO , 2020 F-2 , Refunding , 4% , 1/01/34 .................................. 1,100,000 1,118,565
GO , 2020 F-2 , Refunding , 5% , 1/01/35 .................................. 2,375,000 2,553,490

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/28 ......................................................... $ 1,750,000 $ 1,852,502
City of Berwyn , GO , 2022 B , Refunding , AGMC Insured , 4% , 12/01/41 ...........
6,000,000 6,129,863
City of Chicago ,
GO , 1999 , NATL Insured , Zero Cpn., 1/01/31 ............................. 4,000,000 3,178,555
GO , 2003 B , Refunding , 5% , 1/01/26 ................................... 1,795,000 1,796,255
GO , 2021 A , Refunding , 5% , 1/01/33 ................................... 9,500,000 10,085,251
GO , 2021 A , Refunding , 5% , 1/01/34 ................................... 6,655,000 7,036,461
GO , 2021 B , Refunding , 4% , 1/01/35 ................................... 4,295,000 4,320,813
GO , 2021 B , Refunding , 4% , 1/01/38 ................................... 5,150,000 5,123,911
GO , 2023 A , 5% , 1/01/35 ............................................ 10,000,000 10,618,474
City of Galesburg ,
Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/36 ................... 1,125,000 1,079,194
Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/41 ................... 1,475,000 1,366,341
Illinois Finance Authority ,
Carle Foundation Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 8/15/40 12,645,000 12,513,442
f
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/28 ......... 1,065,000 740,175
f
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/29 ......... 1,100,000 764,500
f
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/30 ......... 1,310,000 910,450
f
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/31 ......... 1,095,000 761,025
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/35 ........................................................ 500,000 500,129
Northwestern University , Revenue , 2015 , 5% , 12/01/28 ..................... 1,675,000 1,814,527
Metropolitan Pier & Exposition Authority ,
Revenue , 2002 A , BAM, NATL RE Insured , Zero Cpn., 12/15/37 ............... 13,045,000 8,097,794
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 3% , 6/15/25 ............................................ 1,000,000 995,875
Northern Illinois University ,
Revenue , 2021 , BAM Insured , 4% , 10/01/41 ............................. 400,000 394,990
Revenue , 2021 , BAM Insured , 4% , 10/01/43 ............................. 2,075,000 2,023,518
State of Illinois ,
GO , 2016 , Refunding , 5% , 2/01/26 ..................................... 1,000,000 1,021,577
GO , 2017 D , 3.25% , 11/01/26 ......................................... 750,000 750,339
GO , 2019 B , 4% , 11/01/38 ........................................... 4,680,000 4,662,613
GO , 2020 C , 4% , 10/01/37 ........................................... 8,170,000 8,185,559
GO , 2021 A , 5% , 3/01/46 ............................................ 2,000,000 2,107,832
GO , 2021 B , 4% , 12/01/39 ........................................... 2,500,000 2,485,282
GO , 2022 A , 5% , 3/01/29 ............................................ 6,385,000 6,859,624
GO , 2022 B , 5% , 10/01/30 ........................................... 10,000,000 10,964,096
GO , 2022 C , 5.5% , 10/01/40 ......................................... 3,700,000 4,146,257
c
Upper Illinois River Valley Development Authority , Patriot Services Group Obligated
Group , Revenue , 144A, 2024 A-1 , Refunding , 4.5% , 12/01/31 ................ 5,000,000 5,037,603
Village of Bellwood , Tax Allocation , 2024 , 5% , 12/01/50 .......................
2,750,000 2,835,848
149,363,318
Indiana 1.5%
Indiana Finance Authority ,
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/32 ..................... 650,000 702,523
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/33 ..................... 830,000 899,089
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/38 ..................... 1,600,000 1,704,344
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/26 .. 1,065,000 1,056,895
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/27 .. 1,150,000 1,141,450
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/28 .. 1,235,000 1,228,289
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/29 .. 1,330,000 1,325,249
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/30 .. 1,425,000 1,422,733
State Revolving Fund , Revenue , 2018 A , 5% , 2/01/35 ...................... 6,795,000 7,189,376

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding ,
AGMC Insured , 4% , 6/01/37 .......................................... $ 15,000,000 $ 15,409,067
32,079,015
Iowa 1.1%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/32 .... 680,000 686,715
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 650,000 654,597
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 350,000 350,962
b
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.756% , 5/15/26 ..................................... 3,250,000 3,094,057
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 2,500,000 2,826,443
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/31 . 1,800,000 1,963,732
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/32 . 1,920,000 2,086,605
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/33 . 2,030,000 2,198,880
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/34 . 2,135,000 2,305,361
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/35 . 1,250,000 1,344,803
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/36 . 2,470,000 2,650,858
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/37 . 2,595,000 2,777,359
Iowa Tobacco Settlement Authority , Revenue , 2021 B-1 , 2 , Refunding , 4% , 6/01/49 ..
155,000 155,000
23,095,372
Kentucky 1.6%
Eastern Kentucky University ,
Revenue , 2021 A , Refunding , 4% , 10/01/29 .............................. 1,355,000 1,395,159
Revenue , 2021 A , Refunding , 4% , 10/01/30 .............................. 1,410,000 1,457,570
Revenue , 2021 A , Refunding , 4% , 10/01/31 .............................. 1,470,000 1,514,908
Kentucky Economic Development Finance Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 1,000,000 1,064,930
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,000,000 1,062,604
Kentucky Municipal Power Agency ,
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/34 .................... 6,500,000 6,631,764
Revenue , 2019 A , Refunding , 5% , 9/01/31 ............................... 1,500,000 1,575,399
Revenue , 2019 A , Refunding , 5% , 9/01/32 ............................... 1,600,000 1,674,932
Revenue , 2019 A , Refunding , 5% , 9/01/33 ............................... 1,000,000 1,045,104
Kentucky State Property & Building Commission , Commonwealth of Kentucky ,
Revenue , BAM Insured , 5% , 5/01/32 ................................... 2,000,000 2,120,173
Kentucky Turnpike Authority , Kentucky Transportation Cabinet , Revenue , B ,
Refunding , 5% , 7/01/28 ............................................. 3,000,000 3,173,668
Paducah Electric Plant Board ,
Revenue , 2016 A , Refunding , AGMC Insured , 5% , 10/01/29 .................. 5,500,000 5,693,949
Revenue , 2016 A , Refunding , AGMC Insured , 5% , 10/01/31 .................. 5,500,000 5,670,123
34,080,283
Louisiana 4.0%
East Baton Rouge Sewerage Commission ,
Revenue , 2019 A , Refunding , 4% , 2/01/35 ............................... 1,310,000 1,340,478
Revenue , 2019 A , Refunding , 4% , 2/01/36 ............................... 2,000,000 2,040,724
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/36 .......
6,000,000 6,171,451
Lafayette Consolidated Government ,
Revenue , 2015 , Refunding , AGMC Insured , 5% , 11/01/25 ................... 2,400,000 2,441,615
Revenue , 2015 , Refunding , AGMC Insured , 5% , 11/01/27 ................... 3,500,000 3,557,210
Revenue , 2015 , Refunding , AGMC Insured , 5% , 11/01/29 ................... 4,685,000 4,756,914

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
c
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... $ 9,130,000 $ 8,693,617
Louisiana Utilities Restoration Corp. ELL System Restoration , Revenue , 2022 A ,
3.615% , 2/01/29 ................................................. 7,242,570 7,120,276
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 6,295,000 6,342,735
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/54 ...... 5,000,000 5,435,916
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , 5% , 5/15/29 ....... 1,240,000 1,268,043
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/29 ........................................................ 10,000 10,281
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , 5% , 5/15/30 ....... 995,000 1,017,086
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/30 ........................................................ 5,000 5,140
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , 5% , 5/15/32 ....... 1,485,000 1,515,299
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/32 ........................................................ 15,000 15,421
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/28 1,000,000 1,041,425
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/29 2,000,000 2,080,321
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/30 2,250,000 2,336,371
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/31 1,745,000 1,808,066
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/32 1,750,000 1,812,762
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/33 2,000,000 2,071,272
Tulane University , Revenue , 2020 A , Refunding , 5% , 4/01/36 ................. 4,750,000 5,173,317
Tulane University , Revenue , 2020 A , Refunding , 5% , 4/01/37 ................. 2,000,000 2,170,746
Tulane University , Revenue , 2020 A , Refunding , 5% , 4/01/38 ................. 3,120,000 3,379,988
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 2,500,000 2,458,969
Port New Orleans Board of Commissioners ,
Revenue , 2020 E , 5% , 4/01/35 ........................................ 1,000,000 1,051,905
Revenue , 2020 E , 5% , 4/01/36 ........................................ 1,495,000 1,569,545
Revenue , 2020 E , 5% , 4/01/37 ........................................ 1,065,000 1,117,063
Revenue , 2020 E , 5% , 4/01/38 ........................................ 1,000,000 1,048,714
Revenue , 2020 E , 5% , 4/01/39 ........................................ 2,750,000 2,880,729
83,733,399
Maine 0.3%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group , Revenue , 2020 A , 5% , 7/01/35 ................ 1,000,000 1,088,944
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/36 ................ 1,000,000 1,021,774
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/37 ................ 1,150,000 1,171,997
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/38 ................ 2,690,000 2,729,759
6,012,474
Maryland 3.5%
City of Baltimore ,
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/29 ..................... 1,000,000 1,041,566
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/30 ..................... 2,940,000 3,055,852
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/31 ..................... 2,085,000 2,165,428
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/32 ..................... 3,240,000 3,361,890
Wastewater Utility Fund , Revenue , 2017 C , Refunding , 5% , 7/01/30 ............ 6,450,000 6,704,166
Wastewater Utility Fund , Revenue , 2017 C , Refunding , 5% , 7/01/32 ............ 5,905,000 6,127,148
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/28 ...... 2,790,000 2,793,983
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/29 ...... 5,835,000 5,843,053
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/29 ......................... 1,320,000 1,374,867
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/30 ......................... 1,785,000 1,855,339

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
City of Baltimore, (continued)
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/31 ......................... $ 3,765,000 $ 3,910,233
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/32 ......................... 4,000,000 4,150,481
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. 5,000,000 4,728,360
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 3.25% , 7/01/39 500,000 427,154
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/40 .. 300,000 296,415
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/30 ............................................ 8,520,000 8,916,468
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/31 ............................................ 7,415,000 7,747,612
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/28 ............... 1,000,000 1,035,289
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/29 ............... 1,340,000 1,397,720
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/30 ............... 2,810,000 2,947,011
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/31 ............... 1,480,000 1,557,295
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/32 ............... 1,550,000 1,623,305
73,060,635
Massachusetts 1.9%
Commonwealth of Massachusetts ,
GO , A , Refunding , 5% , 7/01/28 ....................................... 7,500,000 7,598,228
GO , A , Refunding , 5% , 7/01/29 ....................................... 6,000,000 6,075,873
Massachusetts Development Finance Agency ,
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/30 ....................................................... 150,000 165,448
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/31 ....................................................... 475,000 523,860
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/32 ....................................................... 450,000 492,120
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/33 ....................................................... 525,000 570,551
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/34 ....................................................... 450,000 485,415
Massachusetts Port Authority , Revenue , 2019 C , 5% , 7/01/33 ..................
4,430,000 4,717,503
Massachusetts Water Resources Authority , Revenue , C , Refunding , 5% , 8/01/32 ....
13,920,000 14,703,646
University of Massachusetts Building Authority , Revenue , 2017-3 , Refunding , 5% ,
11/01/32 ........................................................ 5,000,000 5,325,526
40,658,170
Michigan 1.7%
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/36 .................
4,645,000 5,045,104
Lansing School District ,
GO , 2016 I , 5% , 5/01/30 ............................................. 1,860,000 1,916,288
GO , 2016 I , 5% , 5/01/31 ............................................. 2,010,000 2,069,979
GO , 2016 I , 5% , 5/01/32 ............................................. 2,310,000 2,373,098
Michigan Finance Authority , Trinity Health Corp. Obligated Group , Revenue , 2016 MI ,
Refunding , 5% , 12/01/34 ............................................ 8,200,000 8,407,728
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , 4% , 11/15/33 ............. 5,100,000 5,222,810
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Refunding , 5% , 12/01/31 . 2,700,000 2,835,414
Trinity Health Corp. Obligated Group , Revenue , 2008 C , 5% , 12/01/32 .......... 1,115,000 1,167,505
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Pre-Refunded , 5% , 12/01/32 135,000 143,890

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 ..
$ 3,500,000 $ 3,152,907
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,000,000 4,591,861
36,926,584
Mississippi 0.3%
c
Mississippi Development Bank , County of Hancock , Revenue , 144A, 2019 , 4.55% ,
11/01/39 ........................................................ 1,745,000 1,778,764
c
Mississippi Home Corp. , Patriot Services Group Obligated Group , Revenue , 144A,
2024 A-1 , Refunding , 4.5% , 12/01/31 ................................... 5,000,000 5,037,618
6,816,382
Missouri 1.9%
Health & Educational Facilities Authority of the State of Missouri ,
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/48 ........................................................ 2,500,000 2,643,225
Mercy Health , Revenue , 2018 A , Refunding , 5% , 6/01/31 .................... 12,500,000 13,400,275
Missouri Joint Municipal Electric Utility Commission ,
Plum Point Project , Revenue , 2014 A , Refunding , 5% , 1/01/27 ................ 3,250,000 3,254,354
Plum Point Project , Revenue , 2014 A , Refunding , 5% , 1/01/28 ................ 4,500,000 4,506,028
Plum Point Project , Revenue , 2014 A , Refunding , 5% , 1/01/29 ................ 4,045,000 4,050,419
Southeast Missouri State University ,
Revenue , 2020 , Refunding , 4% , 4/01/33 ................................. 2,745,000 2,796,314
Revenue , 2020 , Refunding , 4% , 4/01/34 ................................. 2,180,000 2,214,418
Revenue , 2020 , Refunding , 4% , 4/01/35 ................................. 1,575,000 1,597,799
Revenue , 2020 , Refunding , 4% , 4/01/36 ................................. 3,205,000 3,241,857
Revenue , 2020 , Refunding , 4% , 4/01/37 ................................. 2,000,000 2,013,386
39,718,075
Nebraska 0.3%
b
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 5,000,000 5,278,911
New Hampshire 0.3%
New Hampshire Business Finance Authority ,
e
Revenue , FRN , 2024-3 , A , 4.163% , 10/20/41 ............................. 1,497,145 1,461,835
Roseville Sustainable Energy Partner LLC , Revenue , 2024 D , 6.129% , 7/01/38 ... 4,080,000 4,141,651
5,603,486
New Jersey 2.1%
New Jersey Economic Development Authority ,
State of New Jersey , Revenue , 2019 LLL , 5% , 6/15/39 ...................... 1,000,000 1,071,073
State of New Jersey , Revenue , 2022 A , 5% , 11/01/39 ....................... 16,000,000 17,645,502
State of New Jersey , Revenue , AAA , Pre-Refunded , 5% , 6/15/34 .............. 5,000,000 5,231,018
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 5,000,000 5,112,695
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/30 ............... 900,000 937,789
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/31 ............... 1,080,000 1,124,632
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 2,655,000 2,504,467
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 1,235,000 1,193,216
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2021
A , Refunding , 4% , 6/15/36 ........................................... 6,200,000 6,324,133
New Jersey Turnpike Authority , Revenue , 2021 A , 4% , 1/01/42 .................
1,800,000 1,823,300
Newark Board of Education ,
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/26 .......................... 275,000 283,524
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/27 .......................... 330,000 347,616

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Newark Board of Education, (continued)
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/28 .......................... $ 325,000 $ 348,770
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/29 .......................... 320,000 349,198
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/31 .......................... 400,000 449,159
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/32 .......................... 430,000 482,049
45,228,141
New Mexico 0.6%
Aspire Public Improvement District ,
Special Tax , 2024 , 5.05% , 10/01/44 .................................... 525,000 529,020
Special Tax , 2024 , 5.3% , 10/01/53 ..................................... 800,000 806,777
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 A , Refunding ,
2.15% , 4/01/33 ................................................... 13,500,000 11,143,360
12,479,157
New York 5.1%
City of New York ,
GO , 2015 C , Refunding , 5% , 8/01/25 ................................... 2,000,000 2,006,279
GO , 2015 C , Refunding , 5% , 8/01/27 ................................... 7,500,000 7,522,498
GO , 2019 E , Refunding , 5% , 8/01/34 ................................... 3,500,000 3,782,190
GO , 2021 C , 4% , 8/01/37 ............................................ 5,000,000 5,150,391
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 5,000,000 5,007,817
GO , A-1 2017 A , 5% , 8/01/29 ......................................... 10,000,000 10,327,755
Metropolitan Transportation Authority ,
b
Revenue , 2015 A-2 , Mandatory Put , 5% , 5/15/30 .......................... 7,000,000 7,596,333
Revenue , 2016 B , Refunding , 5% , 11/15/34 .............................. 3,265,000 3,345,380
Revenue , 2017 B , Refunding , 5% , 11/15/26 .............................. 2,140,000 2,225,904
Revenue , 2017 C-1 , Refunding , 5% , 11/15/31 ............................ 1,870,000 1,977,993
Revenue , 2017 C-1 , Refunding , 4% , 11/15/37 ............................ 2,500,000 2,521,882
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AGMC Insured , 5% , 1/01/27 1,000,000 1,040,872
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AGMC Insured , 3% , 3/01/36 .. 2,500,000 2,402,757
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2020 C , 4% , 5/01/37 ........................ 1,400,000 1,450,302
Future Tax Secured , Revenue , 2024 F-2 , 4.67% , 2/01/33 .................... 7,000,000 7,034,899
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
2,340,000 2,128,566
New York State Dormitory Authority ,
Northwell Health Obligated Group , Revenue , 2015 A , Refunding , 5% , 5/01/29 .... 10,000,000 10,064,988
State of New York Personal Income Tax , Revenue , 2014 E , 5% , 2/15/30 ......... 4,980,000 4,996,580
State of New York Personal Income Tax , Revenue , 2014 E , Pre-Refunded , 5% ,
2/15/30 ........................................................ 20,000 20,082
State of New York Personal Income Tax , Revenue , 2018 A , 5% , 3/15/32 ......... 9,995,000 10,777,822
State of New York Personal Income Tax , Revenue , 2018 A , Pre-Refunded , 5% ,
3/15/32 ........................................................ 5,000 5,441
New York Transportation Development Corp. , Delta Air Lines, Inc. , Revenue , 2023 , 6% ,
4/01/35 ......................................................... 4,275,000 4,810,726
Port Authority of New York & New Jersey , Revenue , 234 , Refunding , 5.25% , 8/01/42 .
2,500,000 2,729,011
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/28 ...... 1,300,000 1,388,131
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/30 ...... 2,900,000 3,182,300
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/34 ...... 4,425,000 4,851,651
108,348,550
North Carolina 0.1%
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/25 .............................. 125,000 125,869
Revenue, Senior Lien , 2020 A , 5% , 6/01/26 .............................. 300,000 306,751

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina State Education Assistance Authority, (continued)
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. $ 450,000 $ 466,819
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 522,044
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. 350,000 370,576
1,792,059
North Dakota 0.3%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/29 .. 1,600,000 1,687,892
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/30 .. 1,600,000 1,696,620
City of Horace , GO , 2024 C , Refunding , 4.75% , 5/01/44 ......................
1,100,000 1,125,937
North Dakota Housing Finance Agency , Revenue , 2024 C , 5% , 7/01/42 ...........
2,240,000 2,414,467
6,924,916
Ohio 1.4%
County of Franklin , Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5% ,
7/01/31 ......................................................... 5,000,000 5,174,503
c
Ohio Housing Finance Agency ,
Revenue , 144A, 2023 B , 6% , 2/01/26 ................................... 4,100,000 4,106,401
Middletown Phase Two LP , Revenue , 144A, 2023 B , 6.25% , 3/01/26 ........... 6,850,000 6,870,611
Port of Greater Cincinnati Development Authority , Revenue , 2024 B , Refunding , AGMC
Insured , 4.375% , 12/01/58 ........................................... 12,535,000 12,813,938
State of Ohio , Premier Health Partners Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/15/36 ..................................................... 905,000 898,050
29,863,503
Oregon 1.9%
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 ....
3,725,000 3,914,089
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ...
5,240,000 5,411,350
Hillsboro School District No. 1J , GO , 2020 , 4% , 6/15/36 .......................
2,605,000 2,698,090
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/34 1,100,000 1,191,681
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/35 800,000 864,050
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/36 1,300,000 1,401,158
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/25 ....................................................... 425,000 428,865
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/26 ....................................................... 150,000 153,297
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/28 ....................................................... 325,000 341,594
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/29 ....................................................... 600,000 636,095
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/35 ....................................................... 275,000 290,954
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 2,000,000 1,740,673
Salem Hospital Facility Authority ,
Salem Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 5/15/34 ....... 3,780,000 4,055,526
Salem Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 5/15/35 ....... 9,010,000 9,648,057
Salem-Keizer School District No. 24J , GO , 2020 C , 4% , 6/15/37 ................
5,620,000 5,840,537
c
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,405,000 2,489,876
41,105,892
Pennsylvania 3.2%
Allegheny County Airport Authority ,
Revenue , 2023 A , AGMC Insured , 5.5% , 1/01/41 .......................... 1,000,000 1,119,900

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Allegheny County Airport Authority, (continued)
Revenue , 2023 A , AGMC Insured , 5.5% , 1/01/42 .......................... $ 1,000,000 $ 1,116,036
Allegheny County Hospital Development Authority , UPMC Obligated Group , Revenue ,
2019 A , Refunding , 5% , 7/15/34 ....................................... 5,000,000 5,359,870
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/28 ................................. 600,000 631,672
Revenue , 2022 , Refunding , 5% , 5/01/29 ................................. 600,000 639,351
Revenue , 2022 , Refunding , 5% , 5/01/30 ................................. 700,000 753,632
Revenue , 2022 , Refunding , 5% , 5/01/31 ................................. 675,000 731,852
City of Philadelphia , Water & Wastewater , Revenue , 2024 C , AGMC Insured , 5.25% ,
9/01/54 ......................................................... 8,000,000 8,920,112
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/33 ..................... 2,100,000 2,288,477
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/34 ..................... 1,750,000 1,904,625
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/35 ..................... 1,450,000 1,575,318
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/40 ............ 2,525,000 2,538,471
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/41 ............ 2,375,000 2,376,264
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/42 ............ 2,815,000 2,802,921
b
Waste Management Obligated Group , Revenue , 2009 , Mandatory Put , 0.95% ,
12/01/26 ....................................................... 3,000,000 2,855,331
b
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 6,750,000 6,455,772
Pennsylvania Higher Educational Facilities Authority ,
Drexel University , Revenue , 2020 A , Refunding , AGMC Insured , 5% , 5/01/39 ..... 6,950,000 7,466,992
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2017 A ,
4% , 8/15/34 .................................................... 5,895,000 5,991,277
Pennsylvania State University (The) , Revenue , A , 5% , 9/01/30 .................
4,000,000 4,227,094
Philadelphia Authority for Industrial Development , MaST Community Charter School II ,
Revenue , 2020 A , 5% , 8/01/40 ........................................ 300,000 306,891
Philadelphia Gas Works Co. ,
Revenue , 15th , Refunding , 5% , 8/01/30 ................................. 2,000,000 2,095,663
Revenue , 15th , Refunding , 5% , 8/01/31 ................................. 4,030,000 4,218,069
Redevelopment Authority of the City of Philadelphia , City of Philadelphia , Revenue ,
2021 A , BAM Insured , 2.799% , 9/01/33 ................................. 2,425,000 2,099,241
68,474,831
Rhode Island 0.1%
State of Rhode Island ,
GO , 2019 C , 4% , 1/15/34 ............................................ 1,520,000 1,570,202
GO , 2019 C , 4% , 1/15/35 ............................................ 600,000 617,857
2,188,059
South Carolina 3.2%
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.625% , 11/01/31 ............................... 1,000,000 886,159
b
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 27,500,000 30,059,177
South Carolina Jobs-Economic Development Authority ,
c
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 6,400,000 5,627,492
c
Revenue , 144A, 2021 A-2 , 5.3% , 12/01/29 ............................... 1,805,000 1,663,019
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 7,400,000 6,506,788
c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 11,000,000 9,004,499
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/33 ...... 6,000,000 6,308,830
South Carolina Public Service Authority ,
Revenue , 2020 A , Refunding , 5% , 12/01/31 .............................. 2,355,000 2,600,763
Revenue , 2021 A , Refunding , 5% , 12/01/25 .............................. 1,000,000 1,015,684

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. $ 3,300,000 $ 3,300,000
66,972,411
South Dakota 0.0%
†
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2021 , Refunding , 3% , 9/01/41 .................. 1,150,000 933,807
Tennessee 2.4%
Chattanooga Health Educational & Housing Facility Board ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/31 1,500,000 1,609,467
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/34 1,000,000 1,068,509
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 2,550,000 2,715,572
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/36 1,000,000 1,003,702
State of Tennessee , GO , 2023 A , 5% , 5/01/31 ..............................
5,565,000 6,334,232
b
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 21,895,000 23,708,858
b
Tennessee Energy Acquisition Corp. , Revenue , 2023 A-1 , Refunding , Mandatory Put ,
5% , 5/01/28 ...................................................... 5,250,000 5,467,207
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 .........
8,180,000 8,334,500
50,242,047
Texas 6.2%
Arlington Higher Education Finance Corp. ,
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4% , 6/15/49 .......... 250,000 248,372
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4.125% , 6/15/54 ....... 475,000 474,586
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4.25% , 6/15/59 ........ 1,000,000 1,013,453
Central Texas Turnpike System , Revenue, Second Tier , 2024 C , Refunding , 5% ,
8/15/31 ......................................................... 2,000,000 2,236,438
c ,d
City of Celina , Mosaic Public Improvement District Phase No. 1B , Special Assessment ,
144A, 2024 , 5.125% , 9/01/44 ......................................... 360,000 363,724
City of Dallas ,
Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/30 ........ 1,500,000 1,587,834
Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/31 ........ 2,500,000 2,642,090
Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/32 ........ 1,000,000 1,054,490
City of El Paso ,
GO , 2020 A , Refunding , 4% , 8/15/35 ................................... 1,000,000 1,024,298
GO , 2020 A , Refunding , 4% , 8/15/36 ................................... 1,000,000 1,021,414
City of Lubbock ,
GO , 2024 , 5% , 2/15/42 ............................................. 4,130,000 4,566,659
GO , 2024 , 5% , 2/15/43 ............................................. 4,350,000 4,791,012
GO , 2024 , 5% , 2/15/44 ............................................. 2,205,000 2,421,148
City of San Antonio , Electric & Gas Systems , Revenue , 2015 , Refunding , 5% , 2/01/27
10,415,000 10,670,584
Clifton Higher Education Finance Corp. , Southwestern University , Revenue , 2022 , 4% ,
8/15/42 ......................................................... 10,535,000 10,497,652
Conroe Local Government Corp. ,
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/30 .... 100,000 110,298
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/31 .... 60,000 66,839
County of Harris ,
Toll Road , Revenue, Senior Lien , 2018 A , Refunding , 5% , 8/15/32 ............. 2,500,000 2,653,634
Toll Road , Revenue, Senior Lien , 2018 A , Refunding , 5% , 8/15/33 ............. 2,500,000 2,648,407
Dallas Convention Center Hotel Development Corp. , Revenue , 2009 B , 7.088% ,
1/01/42 ......................................................... 8,715,000 9,947,858
Ector County Hospital District ,
GO , 2020 , Refunding , 5% , 9/15/29 ..................................... 800,000 833,458
GO , 2020 , Refunding , 5% , 9/15/30 ..................................... 745,000 780,897
GO , 2020 , Refunding , 5% , 9/15/31 ..................................... 450,000 469,216
GO , 2020 , Refunding , 5% , 9/15/32 ..................................... 600,000 624,499

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Ector County Hospital District, (continued)
GO , 2020 , Refunding , 5% , 9/15/33 ..................................... $ 650,000 $ 675,338
GO , 2020 , Refunding , 4% , 9/15/34 ..................................... 650,000 618,677
GO , 2020 , Refunding , 4% , 9/15/35 ..................................... 700,000 660,263
EP Royal Estates PFC , Revenue , 2024 , 4.25% , 10/01/39 .....................
1,000,000 1,008,645
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/28 ............................................. 155,000 139,560
GO , 2021 , 2% , 9/01/29 ............................................. 155,000 136,226
d
GO , 2024 , AGMC Insured , 4% , 9/01/39 ................................. 935,000 928,810
d
GO , 2024 , AGMC Insured , 4.25% , 9/01/43 ............................... 715,000 717,036
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/34 200,000 178,260
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/35 225,000 217,100
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/36 250,000 239,739
Lake View Management and Development District ,
GO , 2024 , BAM Insured , 4% , 2/15/44 ................................... 1,000,000 965,958
GO , 2024 , BAM Insured , 4.125% , 2/15/49 ............................... 1,725,000 1,696,412
c
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 3,907,772 3,111,872
North Texas Tollway Authority , North Texas Tollway System , Revenue, First Tier , A ,
Refunding , 4% , 1/01/33 ............................................. 5,000,000 5,062,623
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 11,900,000 10,662,067
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/37 ...... 635,000 603,888
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/39 ...... 2,435,000 2,268,289
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/40 ...... 2,000,000 1,843,133
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue , 2021 , Refunding , 5% , 12/15/27 ................................ 1,000,000 1,040,241
Revenue , 2021 , Refunding , 5% , 12/15/30 ................................ 10,000,000 10,694,983
b
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 19,500,000 21,111,135
c
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.875% , 9/01/31 ......................... 281,000 247,386
d
Westpointe Special Improvement District ,
GO , 2024 , BAM Insured , 5% , 8/15/37 ................................... 450,000 483,937
GO , 2024 , BAM Insured , 5% , 8/15/45 ................................... 1,000,000 1,051,461
GO , 2024 , BAM Insured , 5% , 8/15/49 ................................... 1,095,000 1,144,034
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 2% , 8/15/29 ..................................... 290,000 263,469
GO, Sub. Lien , 2021 , 2.25% , 8/15/31 ................................... 300,000 265,033
GO, Sub. Lien , 2021 , 3% , 8/15/33 ..................................... 315,000 286,765
GO, Sub. Lien , 2021 , 3% , 8/15/35 ..................................... 335,000 298,809
GO, Sub. Lien , 2021 , 3% , 8/15/37 ..................................... 355,000 305,179
131,675,188
Utah 0.2%
City of Lehi , Franchise & Sales Tax , Revenue , 2021 , AGMC Insured , 4% , 2/01/48 ...
3,000,000 2,969,770
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 .....................
400,000 397,898
3,367,668
Virginia 1.0%
Virginia Public Building Authority ,
Commonwealth of Virginia , Revenue , B , 4% , 8/01/29 ....................... 9,605,000 9,791,815
Commonwealth of Virginia , Revenue , B , Pre-Refunded , 4% , 8/01/29 ........... 3,530,000 3,597,474

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/32 ........................................................ $ 2,500,000 $ 2,533,110
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/32 ........................................................ 2,000,000 2,023,687
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
5% , 1/01/35 .................................................... 3,000,000 3,181,755
21,127,841
Washington 3.1%
City of Seattle ,
Drainage & Wastewater , Revenue , 2014 , Refunding , 5% , 5/01/26 .............. 2,995,000 2,997,568
Municipal Light & Power , Revenue , 2017 C , Refunding , 4% , 9/01/34 ............ 5,300,000 5,383,293
Energy Northwest , Bonneville Power Administration , Revenue , 2019 A , Refunding , 5% ,
7/01/35 ......................................................... 7,000,000 7,588,581
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 ..............
9,420,000 9,420,726
Port of Seattle , Revenue , 2018 A , 5% , 5/01/38 .............................
5,000,000 5,112,618
Vancouver Housing Authority , Esther Cougar Rehab LLLP , Revenue , 2024 B , 4.5% ,
10/01/42 ........................................................ 2,000,000 2,035,112
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,200,000 1,275,124
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/30 2,800,000 3,023,773
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/32 1,500,000 1,607,924
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/35 1,665,000 1,773,109
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 3,250,000 3,453,462
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,082,913
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,080,825
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/40 ........................................................ 1,000,000 1,073,734
c
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/35 ....................................................... 440,000 406,533
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/30 ........................................................ 1,000,000 1,033,072
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/31 ........................................................ 1,925,000 1,986,374
Virginia Mason Medical Center Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/31 ........................................................ 2,250,000 2,327,582
Virginia Mason Medical Center Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/32 ........................................................ 1,605,000 1,657,577
Virginia Mason Medical Center Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/35 ........................................................ 2,400,000 2,466,291
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 6,631,273 6,227,650
c
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 B , 5.3% , 1/01/30 . 940,000 878,802
c
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 5.625% ,
7/01/38 ........................................................ 2,000,000 2,212,553
66,105,196
Wisconsin 4.1%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 ..
4,600,000 3,613,054
Public Finance Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 A , 4% ,
11/15/37 ....................................................... 600,000 605,692
BlueHub Loan Fund, Inc. , Revenue , 2024 B , 5.25% , 7/01/44 ................. 8,200,000 8,702,302
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/29 .......... 285,000 287,907

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/30 .......... $ 200,000 $ 201,661
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/31 .......... 200,000 200,905
c
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 3,500,000 3,610,414
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.375% , 7/01/47 .... 7,000,000 7,593,674
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 5,980,000 6,291,120
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 5,600,000 4,914,355
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 B , 5.75% ,
12/01/27 ....................................................... 1,240,000 1,218,682
North East Carolina Preparatory School, Inc. , Revenue , 2024 A , Refunding , 5% ,
6/15/44 ........................................................ 800,000 820,121
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 24,350,000 24,533,200
Renown Regional Medical Center Obligated Group , Revenue , 2020 A , Refunding ,
4% , 6/01/35 .................................................... 2,100,000 2,107,225
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/46 ....... 1,100,000 931,778
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/27 ........................................... 195,000 196,707
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/28 ........................................... 250,000 253,002
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/29 ........................................... 320,000 324,623
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/30 ........................................... 265,000 268,707
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/34 ........................................ 600,000 609,423
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/35 ........................................ 1,000,000 1,013,637
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/36 ........................................ 600,000 606,921
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/37 ........................................ 600,000 606,101
Marshfield Clinic Health System Obligated Group , Revenue , 2024 A , 5.5% , 2/15/54 11,500,000 12,704,681
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/28 .................................................... 375,000 376,393
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/29 .................................................... 390,000 391,594
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/30 .................................................... 405,000 405,174
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/37 .................................................... 1,460,000 1,420,365
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/41 ...... 1,650,000 1,524,482
Wisconsin Masonic Home Obligated Group , Revenue , 2024 A , 5.5% , 8/15/44 ..... 1,000,000 1,085,220
87,419,120
U.S. Territories 1.1%
District of Columbia 1.0%
Washington Metropolitan Area Transit Authority ,
Revenue , 2017 A-1 , Refunding , 5% , 7/01/30 ............................. 5,185,000 5,441,753
Dedicated , Revenue, Second Lien , 2024 A , 4.375% , 7/15/56 ................. 15,000,000 15,300,801
20,742,554

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/27 .. $ 450,000 $ 467,510
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/30 .. 550,000 592,921
1,060,431
Total U.S. Territories .................................................................... 21,802,985
Total Municipal Bonds (Cost $ 2,068,211,568 ) ...................................
2,063,243,311
Total Long Term Investments (Cost $ 2,104,581,568 ) .............................
2,095,884,371
a
a a a a
Short Term Investments 1.1%
Municipal Bonds 1.1%
California 0.9%
g
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 2.55% , 7/01/46 ................................ 7,400,000 7,400,000
g
Los Angeles Department of Water & Power ,
Power System , Revenue , 2002 A-6 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 2.6% , 7/01/35 ....................................... 5,500,000 5,500,000
Power System , Revenue , 2023 F-2 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 2.55% , 7/01/47 ................................. 4,700,000 4,700,000
g
University of California , Revenue , 2013 AL-3 , Refunding , Daily VRDN and Put , 2.6% ,
5/15/48 ......................................................... 500,000 500,000
18,100,000
Colorado 0.0%
†
g
Colorado Health Facilities Authority , Children's Hospital Colorado Obligated Group ,
Revenue , 2020 A , Refunding , LOC TD Bank NA , Daily VRDN and Put , 3.25% ,
12/01/52 ........................................................ 500,000 500,000
Missouri 0.0%
†
g
Health & Educational Facilities Authority of the State of Missouri ,
St. Louis University , Revenue , 2008 B , LOC Wells Fargo Bank NA , Daily VRDN and
Put , 3.2% , 10/01/35 .............................................. 300,000 300,000
Washington University (The) , Revenue , 2003 B , SPA US Bank NA , Daily VRDN and
Put , 2.7% , 2/15/33 ............................................... 200,000 200,000
500,000
New York 0.1%
g
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2021 EE-1 , SPA US Bank NA , Daily VRDN and
Put , 2.7% , 6/15/45 ............................................... 290,000 290,000
Water & Sewer System , Revenue , 2022 DD , Refunding , Daily VRDN and Put , 3.6% ,
6/15/33 ........................................................ 2,200,000 2,200,000
2,490,000
Ohio 0.0%
†
g
Ohio Water Development Authority , Water Pollution Control Loan Fund , Revenue , 2024
C , Daily VRDN and Put , 3.15% , 12/01/54 ................................ 200,000 200,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 203 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Tennessee 0.1%
g
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA JPMorgan
Chase & Co. , Daily VRDN and Put , 3.25% , 6/01/42 ........................ $ 1,700,000 $ 1,700,000
Total Municipal Bonds (Cost $ 23,490,000 ) ......................................
23,490,000
Total Short Term Investments (Cost $ 23,490,000 ) ................................
23,490,000
a
Total Investments (Cost $ 2,128,071,568 ) 100.0% ................................
$2,119,374,371
Other Assets, less Liabilities (0.0) %
†
...........................................
(228,588)
Net Assets 100.0% ...........................................................
$2,119,145,783
†
Rounds to less than 0.1% of net assets.
a
See Note 4 regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $213,210,962, representing 10.1% of net assets.
d
Security purchased on a when-issued basis.
e
The coupon rate shown represents the rate at period end.
f
Defaulted security or security for which income has been deemed uncollectible.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin Federal Limited-Term Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Management Investment Companies 4.3%
Capital Markets 4.3%
a
Franklin Municipal Green Bond ETF ..................................... 1,550,000 $ 37,756,450
Total Management Investment Companies (Cost $ 39,888,825 ) ....................
37,756,450
Principal
Amount
a a a a
Corporate Bonds 0.4%
Electric Utilities 0.4%
b ,c
AES Puerto Rico LP , 144A, 12.5%, 3/04/26 ................................ $ 3,847,413 3,847,413
Total Corporate Bonds (Cost $ 3,771,050 ) .......................................
3,847,413
Senior Floating Rate Interests 4.3%
Real Estate Management & Development 2.9%
d
Baytown Leased Housing Associates II LP, First Lien, Project CME Term Loan , 7.576% ,
( 1-month SOFR + 2.251% ), 8/01/40 .................................... 25,110,000 25,353,632
Residential REITs 1.4%
b ,d
Centennial Gardens LP, First Lien, Delayed Draw CME Term Loan , 6.856% , ( 1-month
SOFR + 2% ), 1/08/25 ............................................... 12,070,639 12,105,950
Total Senior Floating Rate Interests (Cost $ 37,180,639 ) ..........................
37,459,582
Municipal Bonds 86.4%
Alabama 7.0%
e
Black Belt Energy Gas District ,
Revenue , 2019 A-1 , Mandatory Put , 4% , 12/01/25 ......................... 5,000,000 5,020,643
Revenue , 2021 B , Mandatory Put , 4% , 12/01/26 ........................... 5,000,000 5,034,575
Revenue , 2022 E , Mandatory Put , 5% , 6/01/28 ............................ 4,000,000 4,182,720
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 10,000,000 10,892,826
Revenue , 2023 D-3 , Refunding , Mandatory Put , 4.919% , 2/01/29 .............. 5,000,000 5,143,754
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 2,000,000 2,182,729
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5% , 10/01/33 ............
2,500,000 2,851,221
e
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 4,285,000 4,668,556
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 3,500,000 3,893,858
e
Industrial Development Board of the City of Mobile Alabama , Alabama Power Co. ,
Revenue , 2007 A , Mandatory Put , 1% , 6/26/25 ............................ 4,000,000 3,937,905
e
Southeast Alabama Gas Supply District (The) , Revenue , 2024 A , Refunding , Mandatory
Put , 5% , 4/01/32 .................................................. 10,000,000 10,755,321
Special Care Facilities Financing Authority of the City of Pell City Alabama ,
Noland Obligated Group , Revenue , 2021 A , Refunding , 5% , 12/01/24 ........... 1,500,000 1,500,000
Noland Obligated Group , Revenue , 2021 A , Refunding , 5% , 12/01/26 ........... 1,030,000 1,057,482
61,121,590
Alaska 1.2%
Borough of Matanuska-Susitna , State of Alaska , Revenue , 2015 , Refunding , 5.25% ,
9/01/29 ......................................................... 10,000,000 10,145,338
Arizona 1.1%
Arizona Industrial Development Authority , Equitable School Revolving Fund LLC
Obligated Group , Revenue , 2020 A , 4% , 11/01/25 ......................... 1,000,000 1,006,062
c ,f
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 8,345,000 8,552,499
9,558,561
Arkansas 0.2%
Arkansas Development Finance Authority ,
Washington Regional Medical Center , Revenue , 2024 , 5% , 2/01/27 ............ 735,000 755,521

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas (continued)
Arkansas Development Finance Authority, (continued)
Washington Regional Medical Center , Revenue , 2024 , 5% , 2/01/28 ............ $ 800,000 $ 831,940
1,587,461
California 3.2%
California Community Choice Financing Authority ,
Revenue , 2021 B-1 , 4% , 8/01/25 ...................................... 535,000 536,741
Revenue , 2021 B-1 , 4% , 2/01/26 ...................................... 850,000 855,969
Revenue , 2021 B-1 , 4% , 8/01/26 ...................................... 325,000 328,726
Revenue , 2021 B-1 , 4% , 8/01/27 ...................................... 400,000 406,904
Revenue , 2021 B-1 , 4% , 2/01/28 ...................................... 375,000 382,239
Revenue , 2021 B-1 , 4% , 8/01/28 ...................................... 470,000 480,298
e
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 4,245,000 4,572,182
c
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 2,795,000 2,580,149
e
California Health Facilities Financing Authority , Providence St. Joseph Health Obligated
Group , Revenue , 2016 B-3 , Refunding , Mandatory Put , 2% , 10/01/25 ........... 13,340,000 13,212,779
c
California Housing Finance Agency , Found Middle LP , Revenue , 144A, 2024 L , 5.2% ,
12/01/27 ........................................................ 1,000,000 1,009,548
c ,e
California Pollution Control Financing Authority , Republic Services, Inc. , Revenue ,
144A, 2023 , Refunding , Mandatory Put , 4.05% , 2/18/25 ..................... 1,000,000 999,994
City of Pasadena , Revenue , 2015 B , Pre-Refunded , 3.865% , 5/01/27 ............
500,000 498,363
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 900,000 788,709
g
Long Beach Bond Finance Authority , Revenue , FRN , 2007 B , 4.656% , ( 3-month TSOF
+ 1.45% ), 11/15/27 ................................................. 1,125,000 1,139,958
27,792,559
Colorado 0.8%
Colorado Health Facilities Authority , CommonSpirit Health Obligated Group , Revenue ,
2022 A , 5% , 11/01/29 ............................................... 900,000 980,295
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
4,865,000 5,044,227
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 5% , 1/15/25 ........ 325,000 325,456
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 5% , 7/15/25 ........ 400,000 403,414
6,753,392
Connecticut 0.0%
†
Connecticut State Health & Educational Facilities Authority , Stamford Hospital
Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/25 ................. 170,000 171,008
Delaware 0.6%
e
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 1.25% , 10/01/25 .............................. 5,000,000 4,879,159

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 4.8%
Babcock Ranch Community Independent Special District , Assessment Area 3A , Special
Assessment , 2020 , 3% , 5/01/30 ....................................... $ 515,000 $ 496,983
Celebration Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/31 ......................................................... 240,000 227,177
County of Miami-Dade , Aviation , Revenue , 2024 A , Refunding , 5% , 10/01/27 .......
4,650,000 4,853,172
Crystal Cay Community Development District , Special Assessment , 2021 , 2.7% ,
5/01/31 ......................................................... 325,000 303,226
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 4.375% , 6/15/31 ................................... 370,000 371,770
Eden Hills Community Development District , Assessment Area , Special Assessment ,
2020 , 3.25% , 5/01/30 ............................................... 110,000 108,103
c
Entrada Community Development District , Assessments , Special Assessment , 144A,
2021 , 2.625% , 5/01/31 .............................................. 370,000 347,468
Florida Municipal Power Agency , All-Requirements Power Supply Project , Revenue ,
2017 A , Refunding , 5% , 10/01/25 ...................................... 1,000,000 1,015,333
Halifax Hospital Medical Center , Obligated Group , Revenue , 2016 , Refunding , 5% ,
6/01/27 ......................................................... 2,890,000 2,967,309
Hillsborough County Aviation Authority , Revenue , 2024 B , 5% , 10/01/32 ..........
10,085,000 11,106,668
Jacksonville Transportation Authority ,
Revenue, Senior Lien , 2020 , 5% , 8/01/25 ................................ 1,800,000 1,823,129
Revenue, Senior Lien , 2020 , 5% , 8/01/26 ................................ 1,940,000 2,008,388
f
Keys Edge Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 4.375% , 5/01/31 .............................................. 405,000 406,252
Kindred Community Development District II , Special Assessment , 2021 , 2.7% , 5/01/31
235,000 220,880
Kingman Gate Community Development District , Special Assessment , 2021 , 3.125% ,
6/15/31 ......................................................... 250,000 242,670
Lakes by the Bay South Community Development District , Special Assessment , 2024 ,
Refunding , 5% , 5/01/26 ............................................. 710,000 721,267
Lakewood Ranch Stewardship District , Special Assessment , 2024 , 4.625% , 5/01/31 .
210,000 212,183
c ,e
Lee County Housing Finance Authority , Fort Myers Leased Housing Associates I LLLP ,
Revenue , 144A, 2023 B , Mandatory Put , 5.5% , 7/01/26 ..................... 4,000,000 3,987,294
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 B-3 , 4.125% , 11/15/29 .......................................... 3,000,000 3,022,071
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.95% , 5/01/31 .................................... 105,000 99,420
c ,e
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-2 , Mandatory Put ,
6.5% , 5/01/25 .................................................... 2,400,000 2,379,821
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.2% , 5/01/27 .................................................... 400,000 406,619
c
Pine Isle Community Development District , Special Assessment , 144A, 2021 , 3% ,
12/15/31 ........................................................ 230,000 220,933
Poitras East Community Development District , Special Assessment , 2023 , 4% , 5/01/28
300,000 301,182
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3% , 5/01/31 ....................................... 350,000 338,061
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3% , 5/01/32 ....................................... 195,000 184,999
River Hall Community Development District ,
Assessment Area , Special Assessment , 2021 A-1 , Refunding , 3% , 5/01/25 ....... 180,000 179,226
Assessment Area , Special Assessment , 2021 A-1 , Refunding , 3% , 5/01/26 ....... 220,000 216,820

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Shingle Creek at Bronson Community Development District , Special Assessment ,
2021 , 3.1% , 6/15/31 ................................................ $ 500,000 $ 483,849
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.875% , 6/15/31 ................................... 175,000 165,902
c ,e
St. Johns County Housing Finance Authority , Ponte Vedra Beach Leased Housing
Associates I LLLP , Revenue , 144A, 2023 B , Mandatory Put , 5.5% , 12/01/26 ...... 1,000,000 996,024
c
Storey Park Community Development District , Assessment Area 4 , Special
Assessment , 144A, 2021 , 2.875% , 6/15/31 ............................... 170,000 162,892
Summerstone Community Development District , Assessment Phase 1 , Special
Assessment , 2020 , 3.25% , 5/01/30 .................................... 165,000 162,259
c
Village Community Development District No. 15 , Special Assessment , 144A, 2024 ,
3.75% , 5/01/29 ................................................... 740,000 742,073
Villamar Community Development District , Special Assessment , 2020 , 3.2% , 5/01/30
240,000 234,733
41,716,156
Georgia 4.7%
City of Atlanta ,
Department of Aviation , Revenue , 2020 A , Refunding , 5% , 7/01/25 ............. 1,500,000 1,517,183
Department of Aviation , Revenue , 2024 A-1 , 5% , 7/01/25 .................... 550,000 556,300
Department of Aviation , Revenue , 2024 A-1 , 5% , 7/01/26 .................... 300,000 310,272
Department of Aviation , Revenue , 2024 A-1 , 5% , 7/01/28 .................... 215,000 231,711
e
Development Authority of Burke County (The) ,
Georgia Power Co. , Revenue , 4th 1995 , Mandatory Put , 3.8% , 5/21/26 ......... 3,000,000 3,029,060
Georgia Power Co. , Revenue , 5th 1994 , Mandatory Put , 3.7% , 6/13/28 ......... 1,750,000 1,789,182
e
Development Authority of Monroe County (The) ,
Georgia Power Co. , Revenue, First Series , 2009 , Refunding , Mandatory Put , 1% ,
8/21/26 ........................................................ 2,000,000 1,876,785
Georgia Power Co. , Revenue, Second Series , 2006 , Refunding , Mandatory Put ,
3.875% , 3/06/26 ................................................. 3,500,000 3,531,520
Main Street Natural Gas, Inc. ,
e
Revenue , 2021 A , Mandatory Put , 4% , 9/01/27 ............................ 3,250,000 3,295,661
Revenue , 2021 C , 4% , 12/01/24 ....................................... 735,000 735,000
e
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 4,500,000 4,575,908
c,e
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 15,000,000 15,033,207
e
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 4,000,000 4,277,429
Private Colleges & Universities Authority , Mercer University , Revenue , 2021 ,
Refunding , 5% , 10/01/25 ............................................ 425,000 431,096
41,190,314
Hawaii 1.5%
University of Hawaii ,
Revenue , 2020 B , Refunding , 5% , 10/01/25 .............................. 3,440,000 3,497,006
Revenue , 2020 B , Refunding , 5% , 10/01/26 .............................. 2,865,000 2,978,509
Revenue , 2020 D , Refunding , 5% , 10/01/25 .............................. 1,725,000 1,753,586
Revenue , 2020 D , Refunding , 5% , 10/01/26 .............................. 4,360,000 4,532,739
12,761,840
Illinois 7.1%
Chicago Park District ,
GO , 2020 F-2 , Refunding , 5% , 1/01/25 .................................. 350,000 350,414
GO , 2020 F-2 , Refunding , 5% , 1/01/26 .................................. 500,000 509,676
GO , 2020 F-2 , Refunding , 5% , 1/01/27 .................................. 550,000 572,140
City of Chicago ,
GO , 2015 C , Refunding , 5% , 1/01/25 ................................... 1,900,000 1,902,011
GO , 2020 A , Refunding , 5% , 1/01/28 ................................... 3,100,000 3,236,858
City of Moline ,
GO , 2021 C , AGMC Insured , 1.151% , 12/01/24 ........................... 580,000 580,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
City of Moline, (continued)
GO , 2021 C , AGMC Insured , 1.439% , 12/01/25 ........................... $ 925,000 $ 894,924
County of Cook ,
Sales Tax , Revenue , 2021 A , Refunding , 5% , 11/15/29 ...................... 845,000 927,029
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/27 ....................... 500,000 530,227
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/28 ....................... 1,000,000 1,079,322
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/29 ....................... 1,000,000 1,097,075
Illinois Finance Authority ,
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/25 ........... 500,000 502,240
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/26 ........... 340,000 346,889
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/27 ........... 400,000 415,528
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/28 ........... 400,000 422,516
h
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/27 ......... 2,810,000 1,952,950
e
Field Museum of Natural History , Revenue , 2019 , Refunding , Mandatory Put ,
4.406% , 9/01/25 ................................................. 3,570,000 3,567,201
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/27 ........................................................ 590,000 590,651
Sangamon County School District No. 186 Springfield , GO , 2020 C , AGMC Insured ,
5% , 6/01/36 ...................................................... 1,485,000 1,593,204
State of Illinois ,
GO , 2010-4 , AGMC Insured , 6.875% , 7/01/25 ............................ 250,000 252,853
GO , 2016 , Refunding , 5% , 2/01/25 ..................................... 10,000,000 10,026,118
GO , 2016 , Refunding , 5% , 2/01/29 ..................................... 750,000 776,800
GO , 2017 C , 5% , 11/01/29 ........................................... 2,000,000 2,092,596
GO , 2017 D , 5% , 11/01/27 ........................................... 5,025,000 5,293,105
GO , 2018 A , 6% , 5/01/25 ............................................ 6,000,000 6,067,685
GO , 2018 A , Refunding , 5% , 10/01/29 .................................. 375,000 398,495
GO , 2018 B , Refunding , 5% , 10/01/31 .................................. 625,000 660,139
GO , 2019 B , 5% , 11/01/30 ........................................... 375,000 405,313
Sales Tax , Revenue , 2021 A , 4% , 6/15/27 ............................... 1,500,000 1,540,985
Sales Tax , Revenue, Junior Lien , 2021 C , Refunding , 5% , 6/15/25 ............. 2,000,000 2,017,202
University of Illinois , Auxiliary Facilities System , Revenue , 2021 A , Refunding , 3% ,
4/01/25 ......................................................... 11,660,000 11,642,838
62,244,984
Indiana 1.2%
Indiana Finance Authority ,
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/25 .. 1,000,000 994,725
Indianapolis Power & Light Co. , Revenue , 2021 B , Refunding , 0.65% , 8/01/25 .... 4,500,000 4,399,290
e
Southern Indiana Gas & Electric Co. , Revenue , 2013 E , Refunding , Mandatory Put ,
3.55% , 8/01/28 .................................................. 5,000,000 5,017,187
10,411,202
Iowa 1.6%
Crawford County Memorial Hospital, Inc. , Revenue , 2024 , 5% , 6/15/27 ...........
2,000,000 2,031,925
Des Moines Independent Community School District , Sales Services & Use Tax ,
Revenue , 2018 , AGMC Insured , 3% , 6/01/29 ............................. 9,300,000 9,279,174
Iowa Finance Authority ,
e
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.756% , 5/15/26 ..................................... 1,500,000 1,428,026
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.6% ,
5/15/28 ........................................................ 825,000 863,680
13,602,805
Kansas 0.2%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,661,170

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky 2.8%
County of Trimble ,
Louisville Gas and Electric Co. , Revenue , 2001 A , Refunding , 0.625% , 9/01/26 ... $ 3,375,000 $ 3,184,736
e
Louisville Gas and Electric Co. , Revenue , 2023 A , Mandatory Put , 4.7% , 6/01/27 .. 2,500,000 2,554,521
Eastern Kentucky University ,
Revenue , 2021 A , Refunding , 3.5% , 10/01/25 ............................. 1,155,000 1,154,856
Revenue , 2021 A , Refunding , 4% , 10/01/26 .............................. 1,205,000 1,222,751
Revenue , 2021 A , Refunding , 4% , 10/01/27 .............................. 1,255,000 1,285,787
Revenue , 2021 A , Refunding , 4% , 10/01/28 .............................. 1,305,000 1,342,268
e
Kentucky Public Energy Authority , Revenue , 2022 A-2 , Mandatory Put , 4.269% , ( SOFR
+ 1.2% ), 8/01/30 .................................................. 14,125,000 14,181,914
24,926,833
Louisiana 2.9%
City of New Orleans ,
Sewerage Service , Revenue , 2020 B , 5% , 6/01/26 ......................... 450,000 462,116
Sewerage Service , Revenue , 2020 B , 5% , 6/01/27 ......................... 600,000 628,141
Sewerage Service , Revenue , 2020 B , 5% , 6/01/28 ......................... 550,000 584,837
e
Lake Charles Harbor & Terminal District , Big Lake Fuels LLC , Revenue , 2021 ,
Mandatory Put , 1% , 12/01/24 ......................................... 10,000,000 10,000,000
Louisiana Local Government Environmental Facilities & Community Development
Authority , Louisiana Utilities Restoration Corp. ELL System Restoration , Revenue ,
2023 , A-1 , 5.081% , 6/01/31 .......................................... 1,705,501 1,722,402
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,516,954
Louisiana Public Facilities Authority ,
Loyola University New Orleans , Revenue , 2021 , Refunding , 5% , 10/01/25 ....... 250,000 252,744
e
Ochsner Clinic Foundation Obligated Group , Revenue , 2020 B , Refunding ,
Mandatory Put , 5% , 5/15/25 ........................................ 7,500,000 7,550,197
e
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2022 A , Refunding ,
Mandatory Put , 3.706% , ( SOFR + 0.5% ), 5/01/26 .......................... 2,915,000 2,906,053
25,623,444
Maryland 2.1%
City of Cumberland , GO , 2021 , Refunding , AGMC Insured , 5% , 6/01/25 ..........
455,000 459,083
Maryland Economic Development Corp. , Purple Line Transit Partners LLC , Revenue ,
2022 A , 5% , 11/12/28 ............................................... 10,000,000 10,192,842
e
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 5,304,172
State of Maryland , GO , 2017 B , Refunding , 5% , 8/01/26 ......................
30,000 31,132
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/26 ............... 1,035,000 1,045,005
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/27 ............... 1,215,000 1,245,538
18,277,772
Massachusetts 1.3%
e
Massachusetts Development Finance Agency , President & Trustees of Williams
College , Revenue , 2011 N , Mandatory Put , 0.45% , 7/01/25 .................. 1,000,000 978,317
Massachusetts Housing Finance Agency , Revenue , 2022 C-3 , FHA Insured , 4% ,
6/01/26 ......................................................... 10,000,000 10,045,030
11,023,347

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan 1.4%
Michigan Finance Authority , Henry Ford Health System Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/27 ....................................... $ 2,000,000 $ 2,072,106
e
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,915,000 5,432,172
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2017 E , Refunding , 4% , 12/01/26 ...................................... 5,000,000 5,048,456
12,552,734
Minnesota 1.7%
Minnesota Higher Education Facilities Authority ,
University of St. Thomas , Revenue , 2019 , 5% , 10/01/26 ..................... 1,000,000 1,034,721
University of St. Thomas , Revenue , 2019 , 5% , 10/01/27 ..................... 1,000,000 1,052,262
e
Minnesota Municipal Gas Agency ,
Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 ........................... 5,000,000 5,073,698
Revenue , 2022 B , Mandatory Put , 4.069% , 12/01/27 ....................... 8,000,000 8,015,341
15,176,022
Mississippi 0.3%
e
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 0.7% , 9/01/26 ........................................ 2,500,000 2,383,558
Missouri 0.8%
Citizens Memorial Hospital District , Revenue , 2024 A , Refunding , 5% , 12/01/26 .....
5,000,000 5,032,576
Missouri Development Finance Board ,
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/25 ............... 500,000 500,721
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/26 ............... 405,000 409,013
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/27 ............... 660,000 674,445
6,616,755
Nevada 0.7%
e
County of Washoe , Sierra Pacific Power Co. , Revenue , 2016 F , Refunding , Mandatory
Put , 4.125% , 10/01/29 .............................................. 3,575,000 3,622,787
Las Vegas Valley Water District , GO , 2020 D , Refunding , 5% , 6/01/25 ............
2,750,000 2,776,445
6,399,232
New Hampshire 0.1%
g
New Hampshire Business Finance Authority , Revenue , FRN , 2024-3 , A , 4.163% ,
10/20/41 ........................................................ 998,097 974,556
New Jersey 8.1%
County of Atlantic , GO , 2020 , 0.375% , 6/01/25 .............................
1,800,000 1,766,097
County of Morris , GO , 2021 , 2% , 2/01/26 .................................
4,215,000 4,145,724
Garden State Preservation Trust , Revenue , 2005 A , AGMC Insured , 5.75% , 11/01/28
20,560,000 21,949,420
f
Jersey City Redevelopment Agency , Revenue , 2024 A , Refunding , 4.5% , 12/11/25 .. 3,500,000 3,538,207
New Jersey Economic Development Authority ,
c
Revenue , 144A, 2019 , Refunding , 5.25% , 9/01/27 ......................... 6,000,000 6,375,815
e
New Jersey-American Water Co., Inc. , Revenue , 2019 B , Refunding , Mandatory Put ,
2.05% , 12/03/29 ................................................. 7,500,000 6,736,337
State of New Jersey , Revenue , 2022 A , 5% , 11/01/25 ....................... 1,000,000 1,017,158
f
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2024 A ,
Refunding , 5% , 5/15/25 ............................................. 4,000,000 4,032,485
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2006 C , AMBAC Insured , Zero Cpn., 12/15/26 .... 10,000,000 9,366,329
State of New Jersey , Revenue , 2006 C , BHAC Insured , Zero Cpn., 12/15/27 ..... 11,110,000 10,110,657
State of New Jersey , GO , 3% , 6/01/25 ....................................
2,000,000 1,996,622
71,034,851

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Mexico 2.2%
e
City of Farmington ,
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ $ 4,250,000 $ 4,017,513
Public Service Co. of New Mexico , Revenue , 2010 C , Refunding , Mandatory Put ,
3.875% , 6/01/29 ................................................. 11,000,000 11,242,318
Public Service Co. of New Mexico , Revenue , 2010 D , Refunding , Mandatory Put ,
3.9% , 6/01/28 ................................................... 4,000,000 4,081,871
19,341,702
New York 4.9%
County of Suffolk , GO , 2018 B , AGMC Insured , 4% , 10/15/28 ..................
4,205,000 4,305,888
Metropolitan Transportation Authority , Revenue , 2017 A-2 , Refunding , 5% , 11/15/25 .
3,980,000 4,052,733
New York City Industrial Development Agency , Queens Ballpark Co. LLC , Revenue ,
2021 A , Refunding , AGMC Insured , 5% , 1/01/25 ........................... 1,000,000 1,001,340
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2024 F-2 , 4.67% , 2/01/33 .................... 3,000,000 3,014,957
Future Tax Secured , Revenue , 2025 D , 5% , 5/01/26 ........................ 3,000,000 3,095,009
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
780,000 709,522
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp. , Revenue , 1994 D , Refunding , 3.5% , 10/01/29 3,000,000 2,969,664
e
Rochester Gas and Electric Corp. , Revenue , 1997 A , Refunding , Mandatory Put , 3% ,
7/01/25 ........................................................ 10,000,000 9,982,694
e
New York State Housing Finance Agency , Revenue , 2022 A-2 , Mandatory Put ,
2.5% , 5/01/27 .................................................... 2,825,000 2,752,827
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 7,195,000 7,394,021
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/25 ... 500,000 507,105
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/25 ... 2,200,000 2,238,841
State of New York Mortgage Agency , Homeowner Mortgage , Revenue , 212 , 2.95% ,
4/01/25 ......................................................... 895,000 892,386
42,916,987
North Carolina 0.7%
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/25 .......... 1,000,000 1,010,237
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/26 .......... 850,000 869,290
North Carolina State University at Raleigh ,
Revenue , 2018 , Refunding , 5% , 10/01/26 ................................ 3,000,000 3,123,229
Revenue , 2018 , Refunding , 5% , 10/01/27 ................................ 1,500,000 1,596,859
6,599,615
North Dakota 0.8%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/27 .. 2,325,000 2,413,477
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/28 .. 1,680,000 1,762,785
City of Horace ,
GO , 2024 B , Refunding , 4.85% , 8/01/26 ................................. 1,750,000 1,752,562
GO , 2024 C , Refunding , 5% , 5/01/26 ................................... 385,000 393,046
GO , 2024 C , Refunding , 5% , 5/01/27 ................................... 400,000 414,417
GO , 2024 C , Refunding , 5% , 5/01/28 ................................... 475,000 496,876
7,233,163
Ohio 2.4%
Columbus Metropolitan Housing Authority ,
Revenue , 2024 , 4% , 6/01/34 ......................................... 1,500,000 1,503,756
Cobblestone Manor LLC , Revenue , 2024 , 5% , 8/01/27 ...................... 2,000,000 2,050,575

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Air Quality Development Authority ,
American Electric Power Co., Inc. , Revenue , 2014 D , Refunding , 3.2% , 5/01/26 ... $ 3,500,000 $ 3,476,498
e
Duke Energy Corp. , Revenue , 2022 A , Refunding , Mandatory Put , 4.25% , 6/01/27 . 7,500,000 7,619,819
c
Ohio Housing Finance Agency ,
Revenue , 144A, 2023 B , 6% , 2/01/26 ................................... 1,700,000 1,702,654
Middletown Phase Two LP , Revenue , 144A, 2023 B , 6.25% , 3/01/26 ........... 3,000,000 3,009,027
Youngstown State University ,
Revenue , 2021 , Refunding , AGMC Insured , 4% , 12/15/24 ................... 645,000 645,169
Revenue , 2021 , Refunding , AGMC Insured , 4% , 12/15/25 ................... 580,000 586,284
Revenue , 2021 , Refunding , AGMC Insured , 4% , 12/15/26 ................... 850,000 866,641
21,460,423
Oregon 2.5%
Deschutes & Jefferson Counties School District No. 2J Redmond , GO , 2021 , 3% ,
6/15/25 ......................................................... 850,000 848,533
Oregon Local Governments , GO , 2004 , BAM, AMBAC Insured , 6.095% , 6/01/28 ....
8,172,672 8,421,380
Salem-Keizer School District No. 24J , GO , 2018 , 5% , 6/15/25 ..................
2,000,000 2,021,482
State of Oregon , GO , 2015 B , Refunding , 5% , 8/01/27 ........................
2,785,000 2,822,738
State of Oregon Housing & Community Services Department ,
e
Hollywood Hub LP , Revenue , 2024 R , Mandatory Put , 4% , 1/01/29 ............. 5,000,000 5,075,377
c
Union at Pacific Highway LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/25 ......... 2,270,000 2,279,369
21,468,879
Pennsylvania 2.6%
Allegheny County Airport Authority , Revenue , 2023 A , AGMC Insured , 5.25% , 1/01/36
1,000,000 1,119,192
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/25 ................................. 500,000 503,023
Revenue , 2022 , Refunding , 5% , 5/01/26 ................................. 500,000 510,797
Revenue , 2022 , Refunding , 5% , 5/01/27 ................................. 590,000 612,798
Chester County Industrial Development Authority , Avon Grove Charter School ,
Revenue , 2024 , 5% , 3/01/27 ......................................... 3,250,000 3,319,037
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 B , Refunding , 2.625% , 2/15/27 ................................... 5,000,000 4,957,792
e
Montgomery County Industrial Development Authority , Constellation Energy Generation
LLC , Revenue , 2023 A , Refunding , Mandatory Put , 4.1% , 4/03/28 ............. 5,000,000 5,141,142
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/29 ........... 1,230,000 1,299,286
e
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 4,000,000 3,825,643
Philadelphia Gas Works Co. ,
Revenue , 16th A , AGMC Insured , 5% , 8/01/25 ............................ 500,000 506,425
Revenue , 16th A , AGMC Insured , 5% , 8/01/26 ............................ 600,000 621,151
22,416,286
Rhode Island 0.1%
City of Providence ,
GO , 2021 A , Refunding , 5% , 1/15/25 ................................... 500,000 500,853
GO , 2021 A , Refunding , 5% , 1/15/26 ................................... 500,000 509,335
1,010,188

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 2.6%
e
Columbia Housing Authority , Columbia Leased Housing Associates I LLLP , Revenue ,
2022 , Mandatory Put , 2.25% , 10/01/25 .................................. $ 9,000,000 $ 8,866,577
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3% , 11/01/26 ................................... 320,000 307,467
e
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 3,535,000 3,863,971
South Carolina Public Service Authority ,
Revenue , 2021 B , 5% , 12/01/24 ....................................... 1,750,000 1,750,000
Revenue , 2024 A , 5% , 12/01/26 ....................................... 675,000 702,136
Revenue , 2024 A , 5% , 12/01/27 ....................................... 525,000 557,081
Revenue , 2024 A , 5% , 12/01/28 ....................................... 500,000 538,900
Revenue , 2024 A , 5% , 12/01/29 ....................................... 550,000 601,946
Revenue , 2024 A , 5% , 12/01/30 ....................................... 675,000 747,333
Revenue , 2024 A , 5.5% , 12/01/54 ..................................... 3,000,000 3,346,895
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 1,500,000 1,500,000
22,782,306
Tennessee 3.6%
State of Tennessee , GO , 2023 A , 5% , 5/01/31 ..............................
6,670,000 7,591,972
e
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 8,010,000 8,673,576
Tennessee Energy Acquisition Corp. ,
Revenue , 2021 A , 5% , 11/01/25 ....................................... 350,000 354,644
e
Revenue , 2023 A-1 , Refunding , Mandatory Put , 5% , 5/01/28 ................. 14,560,000 15,162,387
31,782,579
Texas 2.7%
e
Austin Housing Finance Corp. , Austin Leased Housing Associates V LP , Revenue ,
2024 , Mandatory Put , 3.4% , 11/01/27 ................................... 8,500,000 8,525,064
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
Zero Cpn., 8/15/27 ................................................. 3,280,000 3,007,577
c ,f
City of Celina , Mosaic Public Improvement District Phase No. 1B , Special Assessment ,
144A, 2024 , 4.375% , 9/01/31 ......................................... 190,000 190,864
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,044,020
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/25 ............................................. 145,000 141,683
GO , 2021 , 2% , 9/01/26 ............................................. 150,000 142,526
GO , 2021 , 2% , 9/01/27 ............................................. 155,000 143,571
f
GO , 2024 , AGMC Insured , 5% , 9/01/29 ................................. 385,000 410,071
f
GO , 2024 , AGMC Insured , 5% , 9/01/33 ................................. 470,000 507,461
e
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 5,000,000 5,413,111
e
THF Public Facility Corp. , THF Little Elm Leased Housing Associates II LP , Revenue ,
2022 , Mandatory Put , 3.25% , 9/01/25 ................................... 3,500,000 3,494,456
c
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.375% , 9/01/26 ......................... 117,000 111,871
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 2% , 8/15/25 ..................................... 265,000 259,854
GO, Sub. Lien , 2021 , 2% , 8/15/27 ..................................... 280,000 264,604
23,656,733
Virginia 0.3%
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/29 ........................................................ 180,000 182,124

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Small Business Financing Authority, (continued)
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/29 ........................................................ $ 1,750,000 $ 1,772,263
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/24 ... 220,000 220,000
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/25 ... 230,000 228,260
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/26 ... 235,000 232,217
2,634,864
Washington 1.4%
Auburn School District No. 408 of King & Pierce Counties , GO , 2018 , 5% , 12/01/27 ..
1,700,000 1,815,489
Spokane County School District No. 354 Mead ,
GO , 2018 , 4% , 12/01/32 ............................................. 1,150,000 1,173,913
GO , 2018 , 5% , 12/01/33 ............................................. 1,500,000 1,584,578
State of Washington , GO , R-2015 D , Refunding , 5% , 7/01/28 ..................
3,985,000 3,990,338
Vancouver Housing Authority ,
Esther Cougar Rehab LLLP , Revenue , 2024 A , 5% , 10/01/27 ................. 1,460,000 1,504,083
Esther Cougar Rehab LLLP , Revenue , 2024 B , 5% , 10/01/27 ................. 1,055,000 1,086,854
c
Washington Health Care Facilities Authority , Fred Hutchinson Cancer Center Obligated
Group , Revenue , 144A, 2021 , 5% , 12/01/31 .............................. 280,000 306,649
c
Washington State Housing Finance Commission , Seattle Academy of Arts & Sciences ,
Revenue , 144A, 2023 , Refunding , 5% , 7/01/28 ............................ 410,000 427,440
11,889,344
West Virginia 0.1%
e
West Virginia Economic Development Authority , Appalachian Power Co. , Revenue ,
2010 A , Refunding , Mandatory Put , 0.625% , 12/15/25 ...................... 1,000,000 957,417
Wisconsin 1.2%
Public Finance Authority ,
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/26 .......... 150,000 148,910
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 2,550,000 2,682,668
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/25 ........................................... 285,000 285,357
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/26 ........................................... 300,000 301,303
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group , Revenue , 2024 A , 5% , 2/15/29 .. 5,000,000 5,317,120
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/26 .................................................... 345,000 345,425
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/27 .................................................... 360,000 360,989
Wisconsin Masonic Home Obligated Group , Revenue , 2024 B-2 , 4.2% , 8/15/28 ... 840,000 841,956
10,283,728
Wyoming 0.1%
County of Laramie , Cheyenne Regional Medical Center , Revenue , 2021 , Refunding ,
4% , 5/01/27 ...................................................... 550,000 560,514
U.S. Territories 0.8%
District of Columbia 0.7%
e
District of Columbia Housing Finance Agency , Revenue , 2024 A-2 , Mandatory Put ,
4.1% , 9/01/30 .................................................... 6,335,000 6,559,468
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/25 .. 195,000 196,380

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority, (continued)
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/27 .. $ 450,000 $ 467,510
663,890
Total U.S. Territories .................................................................... 7,223,358
Total Municipal Bonds (Cost $ 756,607,757 ) .....................................
754,804,729
Total Long Term Investments (Cost $ 837,448,271 ) ...............................
833,868,174
a
a a a a
Short Term Investments 5.8%
Municipal Bonds 5.8%
Arizona 0.1%
i
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC TD Bank NA , Daily VRDN and Put , 3.15% , 2/01/48 .......... 800,000 800,000
California 0.6%
i
Los Angeles Department of Water & Power ,
Power System , Revenue , 2002 A-6 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 2.6% , 7/01/35 ....................................... 1,055,000 1,055,000
Power System , Revenue , 2023 F-2 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 2.55% , 7/01/47 ................................. 4,000,000 4,000,000
5,055,000
Colorado 0.2%
i
Colorado Health Facilities Authority ,
Children's Hospital Colorado Obligated Group , Revenue , 2020 A , Refunding , LOC TD
Bank NA , Daily VRDN and Put , 3.25% , 12/01/52 ......................... 600,000 600,000
Intermountain Healthcare Obligated Group , Revenue , 2024 E , SPA TD Bank NA ,
Daily VRDN and Put , 3.15% , 5/15/64 ................................. 1,100,000 1,100,000
1,700,000
Maryland 0.1%
i
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 3.15% ,
11/01/37 ........................................................ 900,000 900,000
Massachusetts 0.1%
i
Massachusetts Development Finance Agency , Children's Hospital Corp. Obligated
Group (The) , Revenue , 2024 U-1 , Refunding , LOC TD Bank NA , Daily VRDN and
Put , 3.1% , 3/01/48 ................................................. 100,000 100,000
i
Massachusetts Health & Educational Facilities Authority , Baystate Total Home Care,
Inc. , Revenue , 2009 K-1 , LOC TD Bank NA , Daily VRDN and Put , 3.1% , 7/01/39 .. 1,300,000 1,300,000
1,400,000
Minnesota 0.2%
i
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Bank of America NA , Daily VRDN and Put , 3.25% , 11/15/48 ..... 1,500,000 1,500,000
Missouri 0.5%
i
Health & Educational Facilities Authority of the State of Missouri ,
St. Louis University , Revenue , 2008 B , LOC Wells Fargo Bank NA , Daily VRDN and
Put , 3.2% , 10/01/35 .............................................. 600,000 600,000
St. Louis University , Revenue , 2008 B-1 , LOC Barclays Bank plc , Daily VRDN and
Put , 3.15% , 10/01/35 ............................................. 500,000 500,000
Washington University (The) , Revenue , 2000 B , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.15% , 3/01/40 ................................. 3,000,000 3,000,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 203 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Missouri (continued)
i
Health & Educational Facilities Authority of the State of Missouri, (continued)
Washington University (The) , Revenue , 2003 B , SPA US Bank NA , Daily VRDN and
Put , 2.7% , 2/15/33 ............................................... $ 200,000 $ 200,000
4,300,000
New Jersey 0.1%
i
New Jersey Health Care Facilities Financing Authority , Virtua Health Obligated Group ,
Revenue , 2009 C , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 2.6% ,
7/01/43 ......................................................... 900,000 900,000
New York 2.1%
i
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 3.6% , 10/01/46 ...........
5,300,000 5,300,000
i
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2014 AA-1 , SPA JPMorgan Chase Bank NA , Daily
VRDN and Put , 3.25% , 6/15/50 ...................................... 6,500,000 6,500,000
Water & Sewer System , Revenue , 2022 DD , Refunding , Daily VRDN and Put , 3.6% ,
6/15/33 ........................................................ 6,400,000 6,400,000
18,200,000
Oregon 1.3%
i
Oregon State Facilities Authority ,
PeaceHealth Obligated Group , Revenue , 2018 A , Refunding , LOC US Bank NA ,
Daily VRDN and Put , 2.7% , 8/01/34 .................................. 5,200,000 5,200,000
PeaceHealth Obligated Group , Revenue , 2018 B , Refunding , LOC TD Bank NA ,
Daily VRDN and Put , 3.15% , 8/01/34 ................................. 6,300,000 6,300,000
11,500,000
Pennsylvania 0.3%
i
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 2.55% , 12/01/37 ............................................... 1,500,000 1,500,000
i
Delaware County Industrial Development Authority , United Parcel Service, Inc. ,
Revenue , 2015 , Refunding , Daily VRDN and Put , 3.2% , 9/01/45 ............... 200,000 200,000
i
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2019 E , Refunding , SPA US Bank NA , Daily VRDN and Put , 2.8% , 6/01/35 665,000 665,000
2,365,000
Tennessee 0.2%
i
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA JPMorgan
Chase & Co. , Daily VRDN and Put , 3.25% , 6/01/42 ........................ 1,700,000 1,700,000
Total Municipal Bonds (Cost $ 50,320,000 ) ......................................
50,320,000
Total Short Term Investments (Cost $ 50,320,000 ) ................................
50,320,000
a
Total Investments (Cost $ 887,768,271 ) 101.2% ..................................
$884,188,174
Other Assets, less Liabilities (1.2) % ...........................................
(9,966,637)
Net Assets 100.0% ...........................................................
$874,221,537
†
Rounds to less than 0.1% of net assets.
a
See Note 4 regarding investments in affiliated management investment companies.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $60,541,848, representing 6.9% of net assets.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
The maturity date shown represents the mandatory put date.
f
Security purchased on a when-issued basis.
g
The coupon rate shown represents the rate at period end.
h
Defaulted security or security for which income has been deemed uncollectible.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin Georgia Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 900,000 $ 924,736
Total Corporate Bonds (Cost $ 900,000 ) ........................................
924,736
Municipal Bonds 99.3%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,300,000 1,143,873
Florida 2.3%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 2,592,000 2,324,006
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 750,000 543,555
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 2,950,000 2,368,781
b ,c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put , Zero
Cpn., 5/01/52 ..................................................... 2,030,000 1,822,940
7,059,282
Georgia 90.3%
Athens Housing Authority ,
UGAREF East Campus Housing Phase II LLC , Revenue , 2017 , Refunding , 4% ,
6/15/40 ........................................................ 5,000,000 5,007,785
UGAREF Lumpkin Street Housing Phase I LLC , Revenue , 2024 , 4% , 6/15/49 ..... 2,000,000 2,000,520
UGAREF Lumpkin Street Housing Phase I LLC , Revenue , 2024 , 4.125% , 6/15/56 . 3,500,000 3,512,325
Atlanta & Fulton County Recreation Authority , City of Atlanta , Revenue , 2024 ,
Refunding , 5% , 12/01/35 ............................................ 300,000 357,817
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax , Revenue , 2015 A-1 , 5.25% , 7/01/40 ............ 5,000,000 5,045,260
City of Atlanta Hotel Motel Tax , Revenue , 2015 A-1 , 5.25% , 7/01/44 ............ 3,000,000 3,023,595
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/26 .. 2,555,000 2,588,928
Auburn Urban Redevelopment Agency , City of Auburn , Revenue , 2020 , BAM Insured ,
4% , 10/01/50 ..................................................... 1,000,000 996,320
Augusta , Water & Sewer , Revenue , 2024 , Refunding , BAM Insured , 4% , 10/01/50 ...
1,500,000 1,499,271
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AGMC
Insured , 4% , 3/01/43 ............................................... 3,000,000 3,014,382
Bleckley County School District , GO , 2020 , 5% , 10/01/42 .....................
2,055,000 2,224,418
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 3,000,000 2,987,223
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group , Revenue , 2015 , 5% , 7/01/41 .......... 2,000,000 2,011,508
Tanner Medical Center Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 . 1,450,000 1,439,944
City of Atlanta ,
Airport Passenger Facility Charge , Revenue , 2023 E , 5.25% , 7/01/43 ........... 3,000,000 3,299,736
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2019 D , 4% , 7/01/36 ..... 4,500,000 4,508,474
BeltLine Tax Allocation District , Tax Allocation , 2016 B , Refunding , 5% , 1/01/31 .... 1,780,000 1,838,998
Department of Aviation , Revenue , 2021 C , Refunding , 5% , 7/01/37 ............. 1,500,000 1,611,465
Department of Aviation , Revenue , 2024 B , 5.25% , 7/01/54 ................... 7,000,000 7,586,152
Water & Wastewater , Revenue , 2001 A , AGMC, NATL RE Insured , 5.5% , 11/01/27 . 3,145,000 3,307,466
Water & Wastewater , Revenue , 2018 B , Refunding , 5% , 11/01/47 .............. 5,000,000 5,171,783
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... 1,835,000 1,543,940
City of Buford , GO , 2017 C , Pre-Refunded , 4% , 1/01/43 ......................
5,000,000 5,115,392
City of Cartersville , Water & Sewer , Revenue , 2018 , Refunding , 5% , 6/01/48 .......
4,000,000 4,141,681

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
City of Dalton , GO , 2018 , 5% , 2/01/48 ....................................
$ 3,000,000 $ 3,119,240
City of Monroe , Combined Utility , Revenue , 2020 , AGMC Insured , 4% , 12/01/50 ....
1,500,000 1,494,526
Clayton County Development Authority ,
USG Real Estate Foundation XIII LLC , Revenue , 2022 A , 5% , 6/15/32 .......... 1,295,000 1,464,296
USG Real Estate Foundation XIII LLC , Revenue , 2022 A , 5% , 6/15/33 .......... 1,210,000 1,380,881
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/48 .................................... 3,000,000 3,258,082
County of Columbia , Water & Sewerage , Revenue , 2024 , 5% , 6/01/49 ............
500,000 552,718
County of DeKalb , Water & Sewerage , Revenue , 2006 B , Refunding , AGMC Insured ,
5% , 10/01/35 ..................................................... 4,000,000 4,121,980
County of Fulton , Water & Sewerage , Revenue , 2020 A , 3% , 1/01/45 .............
5,000,000 4,185,035
Coweta County Water & Sewage Authority ,
Revenue , 2021 B , 3% , 6/01/43 ........................................ 820,000 701,115
Revenue , 2021 B , 3% , 6/01/46 ........................................ 1,000,000 826,339
Revenue , 2024 , 5% , 6/01/54 ......................................... 2,000,000 2,184,858
Dalton Whitfield County Joint Development Authority ,
Hamilton Health Care System Obligated Group , Revenue , 2017 , 4% , 8/15/41 ..... 3,000,000 3,012,255
Hamilton Health Care System Obligated Group , Revenue , 2024 B , Refunding , 5% ,
8/15/37 ........................................................ 3,075,000 3,494,096
DeKalb County Development Authority ,
GLOBE Academy, Inc. (The) , Revenue , 2024 A , 5% , 6/01/45 ................. 350,000 355,762
GLOBE Academy, Inc. (The) , Revenue , 2024 A , 5% , 6/01/50 ................. 550,000 555,669
DeKalb Newton & Gwinnett Counties Joint Development Authority , GGCF Athletic
Fields LLC , Revenue , 2012 A , AGMC Insured , 5% , 7/01/39 .................. 2,500,000 2,502,013
Development Authority for Fulton County ,
Georgia Tech Facilities, Inc. , Revenue , 2018 , 4% , 3/01/43 ................... 2,000,000 2,007,767
Georgia Tech Facilities, Inc. , Revenue , 2024 , 5% , 6/15/49 ................... 1,750,000 1,901,358
Georgia Tech Facilities, Inc. , Revenue , 2024 , 5% , 6/15/56 ................... 2,000,000 2,160,557
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2016 A , Refunding , 5% ,
7/01/46 ........................................................ 5,840,000 5,915,400
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2019 A , 4% , 7/01/49 ...... 5,000,000 4,917,339
Tuff/Atlanta Housing LLC , Revenue , 2022 , Refunding , 5% , 9/01/32 ............. 1,350,000 1,510,129
WellStar Health System Obligated Group , Revenue , 2020 A , 4% , 4/01/50 ........ 3,000,000 2,991,579
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 D , Refunding , 4.125% , 11/01/45 .................................. 6,000,000 5,751,411
Development Authority of Cobb County (The) ,
KSU 2020 Housing Real Estate Foundation LLC , Revenue , 2020 , 4% , 7/15/52 .... 5,720,000 5,590,707
University System of Georgia , Revenue , 2020 C , 4% , 7/15/52 ................ 2,000,000 1,954,793
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 4,825,000 4,103,517
Etowah Water & Sewer Authority , Revenue , 2019 , Refunding , BAM Insured , 3% ,
3/01/44 ......................................................... 1,250,000 1,034,664
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Pre-
Refunded , 4% , 7/01/43 ............................................. 3,000,000 3,053,849
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 6,036,865
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group , Revenue , 2017 A , Refunding ,
5% , 2/15/42 .................................................... 7,000,000 7,167,798
Northeast Georgia Health System Obligated Group , Revenue , 2021 A , 4% , 2/15/51 5,000,000 4,900,627
Georgia Housing & Finance Authority ,
Revenue , 2013 A , 3.8% , 12/01/37 ..................................... 1,655,000 1,640,032
Revenue , 2018 A , 3.85% , 12/01/38 .................................... 1,170,000 1,166,419
Revenue , 2018 A , 3.95% , 12/01/43 .................................... 1,210,000 1,189,346
Revenue , 2019 A , Refunding , 3.7% , 6/01/49 .............................. 4,490,000 4,414,691

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Georgia Ports Authority ,
Revenue , 2021 , 4% , 7/01/51 ......................................... $ 1,145,000 $ 1,150,854
Revenue , 2022 , 5% , 7/01/47 ......................................... 2,500,000 2,726,293
Revenue , 2022 , 5.25% , 7/01/52 ....................................... 2,000,000 2,197,978
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 5,000,000 5,015,321
Henry County School District , GO , 2016 , Pre-Refunded , 4% , 8/01/33 .............
5,000,000 5,099,665
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/25 ...................................... 2,500,000 2,533,586
Revenue , 2007 A , 5.5% , 9/15/27 ...................................... 5,000,000 5,265,795
Revenue , 2019 A , 5% , 5/15/37 ........................................ 1,975,000 2,129,127
Revenue , 2019 A , 5% , 5/15/38 ........................................ 1,000,000 1,076,034
b,c
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 6,000,000 6,013,283
c
Revenue , 2023 A , Mandatory Put , 5% , 6/01/30 ............................ 5,000,000 5,325,549
c
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 2,000,000 2,138,714
c
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 2,000,000 2,155,656
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 5,038,286
Municipal Electric Authority of Georgia ,
Revenue , 2019 A , AGMC Insured , 4% , 1/01/44 ............................ 5,000,000 5,009,634
Revenue , 2020 A , Refunding , 5% , 1/01/50 ............................... 3,500,000 3,673,130
Revenue , 2021 A , Refunding , 4% , 1/01/46 ............................... 330,000 319,669
Revenue , 2021 A , Refunding , 4% , 1/01/51 ............................... 425,000 401,880
Revenue , 2021 A , Refunding , 5% , 1/01/56 ............................... 750,000 764,110
Revenue , 2023 A , 5.5% , 7/01/64 ...................................... 2,000,000 2,175,116
Revenue , 2024 A , Refunding , 5.25% , 1/01/49 ............................. 500,000 549,788
Revenue , 2024 A , Refunding , BAM Insured , 5.25% , 1/01/54 .................. 500,000 547,186
Private Colleges & Universities Authority ,
Emory University , Revenue , 2013 A , 5% , 10/01/43 ......................... 5,000,000 5,009,568
Mercer University , Revenue , 2021 , Refunding , 4% , 10/01/50 ................. 5,400,000 5,405,694
Mercer University , Revenue , 2022 , Refunding , 5.25% , 10/01/51 ............... 4,500,000 4,853,440
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 9,959,993
Sinclair Water Authority , Revenue , 2019 , Refunding , AGMC Insured , 5% , 4/01/48 ...
2,000,000 2,086,248
d
Upper Oconee Basin Water Authority , Revenue , 2024 , 5% , 7/01/55 .............. 4,000,000 4,351,392
Worth County School District , GO , 2017 , 5% , 12/01/42 .......................
5,000,000 5,169,724
274,594,809
Illinois 1.1%
State of Illinois ,
GO , 2021 A , 5% , 3/01/32 ............................................ 250,000 274,047
GO , 2021 B , 4% , 12/01/38 ........................................... 3,000,000 2,987,069
3,261,116
New Jersey 0.4%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2018
A , Refunding , 5% , 12/15/35 .......................................... 1,200,000 1,273,820
New York 1.0%
Metropolitan Transportation Authority ,
Revenue , 2020 A-1 , 4% , 11/15/53 ..................................... 100,000 97,185
Revenue , 2020 D , 4% , 11/15/47 ....................................... 600,000 589,957
Revenue , 2021 A-2 , 4% , 11/15/42 ..................................... 2,300,000 2,297,878
2,985,020

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. $ 900,000 $ 791,366
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 900,000 791,366
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 500,000 425,061
2,007,793
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,500,000 1,257,006
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 900,000 791,536
Wisconsin 0.7%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 900,000 759,689
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding , Zero
Cpn., 12/01/44 .................................................. 2,300,000 1,459,585
2,219,274
U.S. Territories 1.7%
Puerto Rico 1.7%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/32 ................
923,681 915,786
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
903,650 877,507
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 560,000 559,664
e
Revenue , XX , 5.25% , 7/01/40 ........................................ 990,000 455,400
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
2,480,000 2,491,194
5,299,551
Total U.S. Territories .................................................................... 5,299,551
Total Municipal Bonds (Cost $ 309,429,690 ) .....................................
301,893,080
Shares
Escrows and Litigation Trusts 0.0%
†
a ,f
Puerto Rico Electric Power Authority, Escrow Account ........................ 115,316 92,253
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
92,253
Total Long Term Investments (Cost $ 310,329,690 ) ...............................
302,910,069
a
a a a a
a
Total Investments (Cost $ 310,329,690 ) 99.6% ...................................
$302,910,069
Other Assets, less Liabilities 0.4% .............................................
1,128,883
Net Assets 100.0% ...........................................................
$304,038,952
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $20,336,319, representing 6.7% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Security purchased on a when-issued basis.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Non-income producing.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin High Yield Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 231,664 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
a
Management Investment Companies 3.1%
Capital Markets 3.1%
Vanguard Tax-Exempt Bond Index ETF ................................... 3,000,000 153,150,000
Total Management Investment Companies (Cost $ 151,207,060 ) ...................
153,150,000
Principal
Amount
a a a a
Corporate Bonds 2.5%
Commercial Services & Supplies 0.4%
a ,c
CalPlant I LLC ,
Senior Secured Note , 144A, 15%, 7/01/25 ............................... $ 5,795,000 5,795,000
d
21 A , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 1,920,000 249,600
d
21 B , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 7,205,000 936,650
d
22 A , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 3,975,000 516,750
d
22 B , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 345,000 44,850
d
22 C , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 2,610,000 2,610,000
d
22 X , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 3,910,000 3,910,000
d
23 A , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 1,380,000 1,380,000
d
23 B , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 1,225,000 1,225,000
d
23 C , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 1,955,000 1,955,000
d
23 D , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 1,700,000 1,700,000
d
23 E , Senior Secured Note , 144A, 9.5%, 8/31/23 .......................... 1,915,000 1,915,000
22,237,850
Diversified Consumer Services 1.8%
Grand Canyon University , Secured Note , 5.125%, 10/01/28 ....................
93,710,000 88,840,510
Electric Utilities 0.3%
c
Mission Rock Utilities, Inc. , 144A, 7%, 7/01/27 .............................. 15,000,000 15,039,186
Total Corporate Bonds (Cost $ 142,526,915 ) .....................................
126,117,546
Senior Floating Rate Interests 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a ,d ,e ,f
Rialto Bioenergy Facility LLC, First Lien, CME Term Loan, B , PIK, 15.328% , ( 1-month
SOFR + 10% ), 4/01/31 .............................................. 377,648 195,864
a ,d ,e ,f
Rialto Bioenergy Facility LLC, First Lien, Initial Roll-Up CME Term Loan, B , PIK,
15.32% , ( 12-month SOFR + 10% ), 9/18/25 ............................... 1,639,525 —
195,864
a a a a a
Total Senior Floating Rate Interests (Cost $ 2,000,553 ) ...........................
195,864
Municipal Bonds 91.0%
Alabama 0.1%
Homewood Educational Building Authority , CHF - Horizons II LLC , Revenue , 2024 C ,
5% , 10/01/56 ..................................................... 750,000 763,959
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 3.875% , 11/01/27 .............. 300,000 291,795
Assessment Area , Special Assessment , 2022 , 4.25% , 11/01/32 ............... 600,000 555,988
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ 2,090,000 1,848,655

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
MidCity Improvement District, (continued)
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... $ 2,400,000 $ 2,132,746
c
Assessment Area , Special Assessment , 144A, 2024 , 6.5% , 11/01/44 ........... 250,000 249,213
c
Assessment Area , Special Assessment , 144A, 2024 , 6.75% , 11/01/53 .......... 540,000 537,468
6,379,824
Arizona 1.9%
d
Arizona Industrial Development Authority , Great Lakes Senior Living Communities LLC ,
Revenue, Second Tier , 2019 B , 5.125% , 1/01/54 .......................... 3,005,000 2,283,800
c
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc. , Revenue , 144A, 2022 , Refunding , 4% , 6/15/57 8,500,000 7,069,555
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 7% ,
11/15/57 ....................................................... 5,000,000 5,472,410
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-1 , 6.625% ,
5/15/31 ........................................................ 4,000,000 4,061,847
c
Maricopa County Industrial Development Authority ,
Benjamin Franklin Charter School Obligated Group , Revenue , 144A, 2018 A , 6% ,
7/01/38 ........................................................ 5,000,000 5,265,528
Benjamin Franklin Charter School Obligated Group , Revenue , 144A, 2018 A , 6% ,
7/01/52 ........................................................ 10,000,000 10,320,343
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.5% , 12/01/29 ..................
11,105,000 12,071,023
c
Sierra Vista Industrial Development Authority ,
American Leadership Academy, Inc. , Revenue , 144A, 2023 , 5.75% , 6/15/58 ...... 5,000,000 5,221,020
Georgetown Community Development Authority , Revenue , 144A, 2021 A , Zero Cpn.,
10/01/56 ....................................................... 18,880,000 15,823,853
Georgetown Community Development Authority , Revenue , 144A, 2021 B , 6.25% ,
10/01/36 ....................................................... 3,945,000 3,346,930
Georgetown Community Development Authority , Revenue , 144A, 2022 A , Zero Cpn.,
10/01/56 ....................................................... 2,327,000 2,305,367
Georgetown Community Development Authority , Revenue , 144A, 2022 B , 9% ,
10/01/37 ....................................................... 250,000 243,572
Tempe Industrial Development Authority ,
c
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6% , 10/01/37 ................ 1,900,000 1,419,138
c
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6.125% , 10/01/47 ............. 4,850,000 3,220,794
c
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6.125% , 10/01/52 ............. 2,800,000 1,811,390
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/50 ........ 4,300,000 4,324,525
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/54 ........ 8,000,000 8,031,552
Tempe Life Care Village Obligated Group , Revenue , 2021 B , 4% , 12/01/56 ....... 2,130,000 1,782,819
94,075,466
Arkansas 0.6%
Arkansas Development Finance Authority ,
c
Hybar LLC , Revenue , 144A, 2023 B , 7.375% , 7/01/48 ...................... 12,500,000 13,980,829
United States Steel Corp. , Revenue , 2022 , 5.45% , 9/01/52 ................... 8,500,000 8,886,799
United States Steel Corp. , Revenue , 2023 , 5.7% , 5/01/53 .................... 4,575,000 4,863,334
27,730,962
California 20.0%
Alvord Unified School District , GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/41 .....
30,750,000 15,476,226
c
California Community College Financing Authority ,
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 4.25% , 7/01/32 ..... 500,000 479,609
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 5.75% , 7/01/60 ..... 17,500,000 17,034,218
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 C , 6.75% , 7/01/60 ..... 7,000,000 6,833,740
c
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 5,800,000 5,055,579

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California Community Housing Agency, (continued)
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... $ 15,105,000 $ 14,741,273
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 13,695,000 12,642,267
Brio Apartments & Next on Lex Apartments , Revenue , 144A, 2021 A-2 , 4% , 8/01/47 16,500,000 13,299,351
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 21,405,000 18,591,435
K Street Flats , Revenue , 144A, 2021 A-2 , 4% , 8/01/50 ...................... 17,830,000 14,447,681
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 33,000,000 18,969,750
Twin Creek Apartments , Revenue, Junior Lien , 144A, 2022 B , 5.5% , 2/01/40 ..... 4,400,000 4,018,864
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 20,000,000 19,209,958
c
California Municipal Finance Authority ,
California Baptist University , Revenue , 144A, 2015 A , 5.5% , 11/01/45 ........... 17,400,000 17,536,239
California Baptist University , Revenue , 144A, 2016 A , 5% , 11/01/46 ............ 5,000,000 5,014,244
Capital Christian Center , Revenue , 144A, 2021 A , 5% , 10/01/51 ............... 8,425,000 7,502,409
c ,d
California Pollution Control Financing Authority ,
CalPlant I LLC , Revenue , 144A, 2017 , 7.5% , 7/01/32 ....................... 24,500,000 330,750
CalPlant I LLC , Revenue , 144A, 2017 , 8% , 7/01/39 ........................ 10,000,000 135,000
CalPlant I LLC , Revenue , 144A, 2020 , 7.5% , 7/01/32 ....................... 10,000,000 135,000
a
Rialto Bioenergy Facility LLC , Revenue , 144A, 2018 , 6.75% , 12/01/28 .......... 1,320,136 169,861
a
Rialto Bioenergy Facility LLC , Revenue , 144A, 2018 , 7.5% , 12/01/40 ........... 4,140,071 532,700
c
California Public Finance Authority , Crossroads Christian Schools Obligated Group ,
Revenue , 144A, 2020 , 5% , 1/01/56 .................................... 4,015,000 3,723,030
California Statewide Communities Development Authority ,
Special Tax , 2023 C-1 , 5% , 9/02/43 .................................... 3,965,000 4,017,999
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/39 ............. 1,275,000 1,312,541
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 3,725,000 3,787,361
c
City & County of San Francisco , District No. 2020-1 Development , Special Tax , 144A,
2021 B , 5.25% , 9/01/49 ............................................. 2,500,000 2,196,968
City of San Francisco , 5.25% , 9/01/49 ....................................
10,000,000 8,787,874
c
CMFA Special Finance Agency ,
Solana at Grand , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/45 ........... 34,725,000 30,558,528
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 1,700,000 1,533,328
c
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 38,000,000 30,333,306
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 31,320,000 27,447,066
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 11,900,000 10,521,156
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 21,215,000 17,961,854
c
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments , Revenue , 144A, 2021 B , 4% , 3/01/57 ............ 15,000,000 11,398,980
Crescent (The) , Revenue , 144A, 2022 B , 5.5% , 7/01/59 ..................... 15,935,000 14,066,688
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 7,500,000 5,820,595
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 7,354,347
Park Crossing Apartments , Revenue , 144A, 2021 B , 4% , 12/01/48 ............. 14,235,000 11,264,360
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 22,325,000 21,969,155
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ 5,970,000 5,098,636
Wood Creek Apartments , Revenue, Sub. Lien , 144A, 2021 B , 4% , 12/01/59 ...... 19,800,000 13,233,855
M-S-R Energy Authority ,
Revenue , 2009 B , 6.125% , 11/01/29 ................................... 22,790,000 24,408,669
Revenue , 2009 B , 7% , 11/01/34 ....................................... 20,000,000 25,322,548
Revenue , 2009 C , 6.5% , 11/01/39 ..................................... 20,000,000 26,024,342
Palmdale Elementary School District ,
Community Facilities District No. 90-1 , Special Tax , 2012 A , AGMC Insured , Zero
Cpn., 8/01/28 ................................................... 1,500,000 1,338,679

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Palmdale Elementary School District, (continued)
Community Facilities District No. 90-1 , Special Tax , 2012 A , AGMC Insured , Zero
Cpn., 8/01/30 ................................................... $ 1,250,000 $ 1,042,184
Community Facilities District No. 90-1 , Special Tax , 2012 A , AGMC Insured , Zero
Cpn., 8/01/31 ................................................... 1,250,000 1,004,673
Community Facilities District No. 90-1 , Special Tax , 2012 A , AGMC Insured , Zero
Cpn., 8/01/34 ................................................... 2,500,000 2,683,622
Riverside County Transportation Commission ,
Revenue, Senior Lien , 2013 B , Zero Cpn., 6/01/32 ......................... 4,000,000 3,060,391
Revenue, Senior Lien , 2013 B , Zero Cpn., 6/01/33 ......................... 5,500,000 4,047,199
Revenue, Senior Lien , 2013 B , Zero Cpn., 6/01/41 ......................... 5,000,000 2,557,739
Revenue, Senior Lien , 2013 B , Zero Cpn., 6/01/42 ......................... 7,000,000 3,401,687
San Diego Unified School District ,
GO , 2012 E , Zero Cpn., 7/01/42 ....................................... 44,565,000 37,679,159
GO , 2012 E , Zero Cpn., 7/01/47 ....................................... 33,305,000 28,321,273
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , 6% , 1/15/45 ............................... 35,834,000 48,878,562
Revenue , 1997 A , Refunding , 6% , 1/15/46 ............................... 35,834,000 49,090,738
Revenue, Junior Lien , ETM, Zero Cpn., 1/01/26 ........................... 110,000,000 106,685,293
Revenue, Junior Lien , ETM, Zero Cpn., 1/01/27 ........................... 125,100,000 118,265,224
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
40,000,000 43,675,140
San Mateo Union High School District , GO , 2011 A , Zero Cpn., 9/01/41 ...........
20,000,000 21,638,540
Silicon Valley Tobacco Securitization Authority ,
Revenue , 2007 A , Zero Cpn., 6/01/36 ................................... 15,000,000 7,974,688
Revenue , 2007 C , Zero Cpn., 6/01/56 .................................. 60,000,000 6,524,412
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2006 B , Zero Cpn., 6/01/46 .............. 50,000,000 12,746,525
1,000,915,068
Colorado 5.1%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 .............
3,775,000 3,381,693
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................
7,414,000 7,459,191
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ......
5,250,000 5,121,456
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 .....
4,750,000 4,383,552
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ 2,185,000 2,193,118
Baseline Metropolitan District No. 1 ,
GO , 2021 A , Refunding , 5% , 12/01/51 .................................. 1,500,000 1,545,000
GO , 2021 B , Refunding , 7.5% , 12/15/51 ................................. 2,190,000 2,255,700
GO , 2024 B , 6.75% , 12/15/54 ......................................... 2,500,000 2,550,381
c
Bent Grass Metropolitan District , GO , 144A, 2020 , Refunding , 5.25% , 12/01/49 ..... 1,685,000 1,686,334
Bradburn Metropolitan District No. 2 ,
GO , 2018 A , Refunding , 5% , 12/01/38 .................................. 600,000 608,921
GO , 2018 A , Refunding , 5% , 12/01/47 .................................. 2,400,000 2,404,002
c
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , Refunding , 5% ,
12/01/49 ........................................................ 724,000 716,369
Clear Creek Transit Metropolitan District No. 2 ,
GO , 2021 A , 5% , 12/01/41 ........................................... 578,000 487,740
GO , 2021 A , 5% , 12/01/50 ........................................... 1,000,000 799,999
Colliers Hill Metropolitan District No. 2 , GO , 2022 B-1 , Refunding , 5.75% , 12/15/47 ..
2,850,000 2,860,543
Colorado Health Facilities Authority ,
Aberdeen Ridge, Inc. Obligated Group , Revenue , 2021 A , 5% , 5/15/49 .......... 2,235,000 1,548,772
Aberdeen Ridge, Inc. Obligated Group , Revenue , 2021 A , 5% , 5/15/58 .......... 4,750,000 3,109,314

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2017 A , Refunding , 5.25% ,
5/15/47 ........................................................ $ 6,500,000 $ 6,580,246
Conestoga Metropolitan District No. 2 , GO , 2021 A-3 , Refunding , 5.25% , 12/01/51 ..
1,625,000 1,546,592
Copperleaf Metropolitan District No. 6 , GO , 2022 B , 6% , 12/15/41 ...............
1,225,000 1,232,392
Cornerstar Metropolitan District ,
GO , A , Refunding , 5.125% , 12/01/37 ................................... 2,000,000 2,004,915
GO , A , Refunding , 5.25% , 12/01/47 .................................... 5,200,000 5,209,310
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ 6,590,000 6,781,093
Eagle Brook Meadows Metropolitan District No. 3 , GO , 2021-3 , 5% , 12/01/51 ......
1,600,000 1,486,544
Greenways Metropolitan District No. 1 , GO , 2021 A-3 , 4.625% , 12/01/51 ..........
1,580,000 1,180,203
c
Hidden Creek Metropolitan District , GO , 144A, 2021 A-3 , 4.625% , 12/01/45 ........ 1,140,000 979,636
c
Horizon Metropolitan District No. 2 , GO , 144A, 2021 A-3 , 4.5% , 12/01/51 .......... 1,675,000 1,270,756
Jay Grove Metropolitan District , GO , 2021 , 4.25% , 12/01/51 ...................
1,225,000 1,007,641
Jefferson Center Metropolitan District No. 1 ,
Revenue , 2020 A-2 , 4.125% , 12/01/40 .................................. 575,000 543,393
Revenue , 2020 A-2 , 4.375% , 12/01/47 .................................. 1,125,000 1,071,887
Johnstown Farms East Metropolitan District , GO , 2021 , 5% , 12/01/51 ............
1,500,000 1,358,779
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 .....
8,500,000 7,917,438
c
Karl's Farm Metropolitan District No. 2 ,
GO , 144A, 2020 A-3 , Pre-Refunded , 5.375% , 12/01/40 ...................... 645,000 675,113
GO , 144A, 2020 A-3 , Pre-Refunded , 5.625% , 12/01/50 ...................... 1,900,000 1,992,183
Liberty Ranch Metropolitan District , GO , 2021 A , Refunding , 5.25% , 12/01/51 ......
6,590,000 5,976,906
Morgan Hill Metropolitan District No. 3 , GO , 2021 B , Refunding , 6.375% , 12/15/51 ...
1,465,000 1,439,771
Murphy Creek Metropolitan District No. 4 , GO , 2021 , 5% , 12/01/51 ..............
8,000,000 7,236,694
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ...............
565,000 518,769
c
Platte River Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
8/01/53 ......................................................... 1,888,000 1,981,558
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 .
750,000 817,295
Prairie Center Metropolitan District No. 7 ,
GO , 2020 , 4.125% , 12/15/36 ......................................... 500,000 463,506
GO , 2020 , 4.875% , 12/15/44 ......................................... 725,000 669,319
GO , 2021 , 6.375% , 6/15/46 .......................................... 1,330,000 1,288,099
Ptarmigan West Metropolitan District No. 2 , GO , 2021-3 , 4.125% , 12/01/51 ........
1,475,000 1,125,088
Public Authority for Colorado Energy ,
Revenue , 2008 , 6.25% , 11/15/28 ...................................... 10,430,000 11,031,902
Revenue , 2008 , 6.5% , 11/15/38 ....................................... 60,100,000 73,817,386
Raindance Metropolitan District No. 1 ,
Non-Potable Water System , Revenue , 2020 , 5% , 12/01/40 ................... 625,000 628,714
Non-Potable Water System , Revenue , 2020 , 5.25% , 12/01/50 ................ 4,250,000 4,281,505
Rampart Range Metropolitan District No. 5 , Revenue , 2021 , 4% , 12/01/41 .........
2,730,000 2,542,856
Reunion Metropolitan District , Water Activity Enterprise , Revenue , 2021 A , 3.625% ,
12/01/44 ........................................................ 6,002,392 4,622,483
Ritoro Metropolitan District , GO , 2019 A , 5% , 12/01/49 .......................
2,000,000 1,992,959
RRC Metropolitan District No. 2 , GO , 2021 , 5.25% , 12/01/51 ...................
5,625,000 5,101,684
South Aurora Regional Improvement Authority , Revenue , 2018 , 6.25% , 12/01/57 ....
2,815,000 2,822,713
Southglenn Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/30 .................................... 3,470,000 3,470,506
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 810,000 809,938
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 4,200,000 4,103,684

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
STC Metropolitan District No. 2 ,
GO , 2019 A , Refunding , 5% , 12/01/38 .................................. $ 2,000,000 $ 2,003,380
GO , 2019 A , Refunding , 5% , 12/01/49 .................................. 1,000,000 982,509
Timberleaf Metropolitan District , GO , 2020 A , 5.75% , 12/01/50 ..................
1,730,000 1,746,165
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 B , Refunding ,
6.875% , 12/15/52 .................................................. 1,215,000 1,219,922
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
819,000 819,031
Village Metropolitan District (The) ,
GO , 2020 , Refunding , 5% , 12/01/40 .................................... 1,100,000 1,113,708
GO , 2020 , Refunding , 5% , 12/01/49 .................................... 1,750,000 1,766,715
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 11.12% , 6/01/31 .........
3,000,000 2,760,000
Waterfront at Foster Lake Metropolitan District No. 2 ,
GO , 2022 A3-1 , 5% , 12/01/42 ......................................... 3,705,000 3,540,908
GO , 2022 A3-1 , 5% , 12/01/51 ......................................... 4,085,000 3,692,937
GO , 2022 A3-2 , Zero Cpn., 12/01/51 ................................... 5,130,000 3,620,006
Water Tap Fee , Revenue , 2022 , 4.625% , 12/01/28 ......................... 6,000,000 5,881,665
c
West Meadow Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
12/01/50 ........................................................ 2,750,000 2,907,476
Wild Plum Metropolitan District , GO , 2019 A , Pre-Refunded , 5% , 12/01/49 .........
595,000 612,850
255,360,813
Connecticut 0.6%
Connecticut State Health & Educational Facilities Authority ,
c
Church Home of Hartford Obligated Group , Revenue , 144A, 2016 A , 5% , 9/01/46 .. 1,000,000 998,607
c
Church Home of Hartford Obligated Group , Revenue , 144A, A , 5% , 9/01/53 ...... 7,850,000 7,627,873
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/43 ........ 13,000,000 13,011,184
c
McLean Affiliates Obligated Group , Revenue , 144A, 2020 A , 5% , 1/01/45 ........ 1,000,000 936,163
c
McLean Affiliates Obligated Group , Revenue , 144A, 2020 A , 5% , 1/01/55 ........ 5,695,000 5,079,460
27,653,287
Florida 17.5%
Abbott Square Community Development District ,
Special Assessment , 2022 , 5.375% , 6/15/42 ............................. 1,040,000 1,076,424
Special Assessment , 2022 , 5.5% , 6/15/52 ............................... 1,535,000 1,588,439
Anabelle Island Community Development District ,
Special Assessment , 2022 , 2.7% , 5/01/27 ............................... 405,000 393,118
Special Assessment , 2022 , 3.1% , 5/01/32 ............................... 750,000 694,305
Special Assessment , 2022 , 3.5% , 5/01/42 ............................... 1,945,000 1,655,379
Antillia Community Development District , Special Assessment , 2024 , 5.6% , 5/01/44 .
645,000 662,265
Arbors Community Development District ,
2023 Project Area , Special Assessment , 2023 , 4.5% , 5/01/30 ................. 630,000 640,231
2023 Project Area , Special Assessment , 2023 , 5.4% , 5/01/43 ................. 1,705,000 1,784,669
2023 Project Area , Special Assessment , 2023 , 5.625% , 5/01/53 ............... 2,235,000 2,341,836
c
2024 Project Area , Special Assessment , 144A, 2024 , 5.15% , 5/01/44 ........... 630,000 641,728
c
2024 Project Area , Special Assessment , 144A, 2024 , 5.5% , 5/01/55 ............ 815,000 833,075
Artisan Lakes East Community Development District ,
Assessment Area 2 , Special Assessment , 2021-1 , 2.75% , 5/01/31 ............. 250,000 231,517
Assessment Area 2 , Special Assessment , 2021-1 , 3.125% , 5/01/41 ............ 470,000 392,163
c
Assessment Area 2 , Special Assessment , 144A, 2021-2 , 2.75% , 5/01/31 ........ 275,000 254,669
c
Assessment Area 2 , Special Assessment , 144A, 2021-2 , 3.125% , 5/01/41 ....... 515,000 430,239
Astonia Community Development District ,
c
Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/40 ...................... 540,000 523,642
c
Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/51 ...................... 1,370,000 1,237,248
c
Assessment Area 2 , Special Assessment , 144A, 2021 , 2.5% , 5/01/26 ........... 105,000 102,919

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Astonia Community Development District, (continued)
c
Assessment Area 2 , Special Assessment , 144A, 2021 , 3% , 5/01/31 ............ $ 500,000 $ 470,470
c
Assessment Area 2 , Special Assessment , 144A, 2021 , 3.2% , 5/01/41 ........... 750,000 628,693
Assessment Area 3 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 410,000 421,838
Assessment Area 3 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 680,000 701,188
c
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 2.5% , 5/01/26 .. 100,000 98,018
c
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/31 .... 320,000 301,101
c
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 3.2% , 5/01/41 .. 750,000 628,693
c
Aurora Oaks Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.35% , 5/01/44 .......... 665,000 665,516
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.625% , 5/01/55 ......... 1,030,000 1,029,965
Avalon Groves Community Development District ,
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 360,000 301,861
Special Assessment , 2021 , 4% , 5/01/51 ................................. 500,000 449,992
Assessment Area 3 , Special Assessment , 2021 , 3% , 5/01/32 ................. 200,000 186,481
Assessment Area 3 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 495,000 418,005
Avalon Park West Community Development District ,
c
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 3.25% , 5/01/30 .. 215,000 209,875
c
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 3.75% , 5/01/40 .. 580,000 550,671
c
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/51 ..... 880,000 775,496
2022 Project Area , Special Assessment , 2022 , 5.5% , 5/01/42 ................. 500,000 526,376
2022 Project Area , Special Assessment , 2022 , 5.625% , 5/01/52 ............... 875,000 912,937
c
Ave Maria Stewardship Community District , BAN Assessment , Special Assessment ,
144A, 2023 , 5.5% , 5/01/53 ........................................... 2,790,000 2,866,827
Avenir Community Development District ,
Assessment Area 2 , Special Assessment , 2021 A-1 , 2.75% , 5/01/31 ............ 2,980,000 2,739,111
Assessment Area 3 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 3,030,000 3,110,892
Assessment Area 3 , Special Assessment , 2023 , 5.625% , 5/01/54 .............. 5,115,000 5,281,844
Parcel A-18 , Special Assessment , 2024 A , 4.875% , 5/01/31 .................. 270,000 273,308
Parcel A-18 , Special Assessment , 2024 A , 5.75% , 5/01/44 ................... 1,005,000 1,029,964
Parcel A-18 , Special Assessment , 2024 A , 6% , 5/01/55 ..................... 1,625,000 1,664,793
Aviary at Rutland Ranch Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3.1% , 11/01/31 ............... 170,000 158,594
Assessment Area 2 , Special Assessment , 2021 , 3.4% , 11/01/41 ............... 410,000 347,167
Babcock Ranch Community Independent Special District ,
c
Assessment Area , Special Assessment , 144A, 2024 , 4.3% , 5/01/31 ............ 1,000,000 1,004,612
c
Assessment Area , Special Assessment , 144A, 2024 , 5% , 5/01/44 .............. 1,500,000 1,515,928
c
Assessment Area , Special Assessment , 144A, 2024 , 5.25% , 5/01/55 ........... 2,850,000 2,877,583
Assessment Area 2 , Special Assessment , 2021 , 2.875% , 5/01/31 .............. 465,000 429,176
Assessment Area 2C , Special Assessment , 2020 , 3% , 5/01/30 ................ 250,000 242,484
Assessment Area 2C , Special Assessment , 2020 , 4% , 5/01/40 ................ 775,000 751,523
Assessment Area 2C , Special Assessment , 2020 , 4% , 5/01/51 ................ 1,550,000 1,396,314
Assessment Area 3A , Special Assessment , 2020 , 2.5% , 5/01/25 ............... 20,000 19,883
Assessment Area 3A , Special Assessment , 2020 , 3% , 5/01/30 ................ 250,000 241,254
Assessment Area 3B , Special Assessment , 2020 , 4% , 5/01/40 ................ 385,000 373,337
Assessment Area 3B , Special Assessment , 2020 , 4% , 5/01/51 ................ 890,000 804,262
Balm Grove Community Development District ,
Special Assessment , 2022 , 3.25% , 11/01/27 .............................. 645,000 633,021
Special Assessment , 2022 , 3.625% , 11/01/32 ............................. 1,290,000 1,226,246
Bannon Lakes Community Development District ,
c
Phase 2 , Special Assessment , 144A, 2021 , 3.5% , 5/01/41 ................... 700,000 617,118
Phase 3 , Special Assessment , 2022 , 3.3% , 5/01/32 ........................ 365,000 348,597
Phase 3 , Special Assessment , 2022 , 4% , 5/01/42 .......................... 1,370,000 1,258,756

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Bella Collina Community Development District , Special Assessment , 2024 , 5% , 5/01/44
$ 680,000 $ 680,231
Belmond Reserve Community Development District ,
2020 Project , Special Assessment , 2020 , 4% , 5/01/40 ...................... 1,750,000 1,720,490
2020 Project , Special Assessment , 2020 , 4% , 5/01/51 ...................... 2,000,000 1,781,514
Belmont II Community Development District ,
Special Assessment , 2020 , 3.125% , 12/15/30 ............................. 325,000 313,703
Special Assessment , 2020 , 3.625% , 12/15/40 ............................. 1,390,000 1,306,699
Berry Bay Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.625% , 5/01/26 .............. 105,000 103,004
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 400,000 375,387
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 1,250,000 1,085,732
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 985,000 1,029,450
Assessment Area 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,675,000 1,748,677
Berry Bay II Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.45% , 5/01/31 ............... 140,000 140,337
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 145,000 145,860
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 115,000 115,403
Black Creek Community Development District ,
Special Assessment , 2022 , 5.125% , 6/15/32 ............................. 150,000 157,203
Special Assessment , 2022 , 5.625% , 6/15/52 ............................. 2,000,000 2,089,897
Boggy Branch Community Development District ,
Special Assessment , 2021 , 2.5% , 5/01/26 ............................... 190,000 186,051
Special Assessment , 2021 , 3% , 5/01/31 ................................. 450,000 420,739
Special Assessment , 2021 , 3.5% , 5/01/41 ............................... 1,165,000 1,003,361
Bradbury Community Development District ,
Special Assessment , 2023 , 4.375% , 5/01/30 ............................. 590,000 596,320
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 2,245,000 2,300,121
Bridgewalk Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 6.25% , 12/15/43 .............. 760,000 815,804
Assessment Area 2 , Special Assessment , 2023 , 6.5% , 12/15/53 ............... 700,000 751,877
Bridgewater North Community Development District ,
Assessments , Special Assessment , 2022 , 3.125% , 5/01/27 .................. 125,000 122,743
Assessments , Special Assessment , 2022 , 3.5% , 5/01/32 .................... 350,000 334,778
Brightwater Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.85% , 5/01/31 ............... 280,000 257,637
Assessment Area 1 , Special Assessment , 2021 , 3.15% , 5/01/41 ............... 700,000 569,920
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.35% , 5/01/44 .......... 405,000 413,757
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.625% , 5/01/55 ......... 525,000 535,785
Brookstone Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 4.75% , 5/01/32 ............... 325,000 332,601
Assessment Area 2 , Special Assessment , 2022 , 5.5% , 5/01/42 ................ 1,000,000 1,038,830
Assessment Area 2 , Special Assessment , 2022 , 5.625% , 5/01/52 .............. 1,750,000 1,807,788
Buckhead Trails Community Development District ,
Special Assessment , 2022 , 5.25% , 5/01/32 .............................. 400,000 412,381
Special Assessment , 2022 , 5.625% , 5/01/42 ............................. 1,000,000 1,047,919
Special Assessment , 2022 , 5.75% , 5/01/52 .............................. 1,410,000 1,464,449
Special Assessment , 2024 , 4.7% , 5/01/31 ............................... 560,000 564,441
Special Assessment , 2024 , 5.6% , 5/01/44 ............................... 665,000 677,172
Special Assessment , 2024 , 5.875% , 5/01/54 ............................. 1,500,000 1,526,028
Buena Lago Community Development District ,
Assessment Area 1 , Special Assessment , 2022 , 5.25% , 5/01/42 ............... 665,000 694,916
Assessment Area 1 , Special Assessment , 2022 , 5.5% , 5/01/52 ................ 1,135,000 1,194,033
Caldera Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5% , 5/01/44 ................. 725,000 731,850

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Caldera Community Development District, (continued)
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/54 ................ $ 390,000 $ 390,941
c
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 3,959,196
c
Capital Trust Agency, Inc. ,
AcadeMir Charter School West , Revenue , 144A, 2021 A , 3% , 7/01/31 .......... 100,000 93,380
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/41 .......... 450,000 404,846
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/51 .......... 540,000 448,563
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/56 .......... 445,000 360,825
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/41 ......... 750,000 674,744
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/51 ......... 975,000 809,905
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/56 ......... 750,000 608,132
Educational Growth Fund LLC , Revenue , 144A, 2021 B , Zero Cpn., 7/01/31 ...... 8,925,000 6,017,786
Sarasota-Manatee Jewish Housing Council Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 7/01/46 ............................................ 3,250,000 2,534,610
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-2 , 4.43% , 1/01/57 ........... 10,245,000 7,652,889
South Tech Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 6/15/40 ...... 1,125,000 1,117,774
South Tech Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 6/15/55 ...... 3,805,000 3,583,860
University Bridge LLC , Revenue , 144A, 2018 A , 5.25% , 12/01/43 .............. 31,755,000 32,456,636
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 3.3% , 1/01/31 .............. 715,000 682,617
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. 3,500,000 3,499,854
c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 17,300,000 13,891,493
Caymas Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.3% , 5/01/44 ................ 800,000 813,002
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/54 .............. 690,000 700,795
Celebration Community Development District ,
Special Assessment , 2021 , 2.25% , 5/01/26 .............................. 100,000 97,970
Special Assessment , 2021 , 2.75% , 5/01/31 .............................. 240,000 227,177
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 590,000 513,398
Celebration Pointe Community Development District No. 1 , Special Assessment , 2021 ,
3.375% , 5/01/41 ................................................... 885,000 754,597
Center Lake Ranch West Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 1,365,000 1,433,734
Assessment Area 1 , Special Assessment , 2023 , 6% , 5/01/54 ................. 2,330,000 2,453,062
Central Parc Community Development District ,
Special Assessment , 2024 , 5.7% , 5/01/44 ............................... 500,000 507,993
Special Assessment , 2024 , 6% , 5/01/54 ................................. 750,000 765,682
CFM Community Development District , Assessment Area , Special Assessment , 2021 ,
2.4% , 5/01/26 .................................................... 145,000 141,739
Chaparral Palm Bay Community Development District ,
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/40 ................... 1,220,000 1,188,425
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/50 ................... 1,985,000 1,804,759
Chapel Creek Community Development District ,
c
Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/31 .............. 170,000 157,917
c
Assessment Area , Special Assessment , 144A, 2021 , 3.375% , 5/01/41 .......... 575,000 485,423
Assessment Area , Special Assessment , 2024 , 5.5% , 5/01/44 ................. 570,000 586,467
Assessment Area , Special Assessment , 2024 , 5.75% , 5/01/54 ................ 1,055,000 1,080,350
c
Chapel Crossings Community Development District ,
Assessments , Special Assessment , 144A, 2020 , 2.625% , 5/01/25 ............. 115,000 114,287
Assessments , Special Assessment , 144A, 2020 , 3.2% , 5/01/30 ............... 645,000 612,136
Assessments , Special Assessment , 144A, 2020 , 3.7% , 5/01/40 ............... 1,700,000 1,501,297

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 144A, 2021 B , 5% , 10/01/36 .................................. $ 2,400,000 $ 2,173,968
Coddington Community Development District ,
Assessments , Special Assessment , 2022 , 5.75% , 5/01/42 ................... 615,000 652,945
Assessments , Special Assessment , 2022 , 5.75% , 5/01/52 ................... 1,025,000 1,077,268
Connerton East Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.25% , 6/15/43 ............... 1,395,000 1,456,389
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 2,250,000 2,333,312
Copes Landing Community Development District ,
2023 Project Area , Special Assessment , 2023 , 5.75% , 5/01/43 ................ 210,000 225,401
2023 Project Area , Special Assessment , 2023 , 5.875% , 5/01/53 ............... 1,825,000 1,954,487
Coral Bay Lee County Community Development District , Assessment Area 1 , Special
Assessment , 2022 , 5.5% , 5/01/42 ..................................... 250,000 261,268
Coral Creek Community Development District ,
Special Assessment , 2024 , 5.45% , 5/01/44 .............................. 2,160,000 2,222,539
Special Assessment , 2024 , 5.75% , 5/01/54 .............................. 1,700,000 1,744,631
Coral Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 11/01/44 ............... 780,000 812,084
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 11/01/53 .............. 1,000,000 1,035,858
Cordoba Ranch Community Development District ,
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/31 ............. 835,000 800,957
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/37 ............. 825,000 724,103
Cordova Palms Community Development District ,
Special Assessment , 2021 , 2.4% , 5/01/26 ............................... 100,000 97,802
Special Assessment , 2021 , 2.8% , 5/01/31 ............................... 340,000 312,515
Special Assessment , 2021 , 3% , 5/01/41 ................................. 1,020,000 820,104
Special Assessment , 2022-1 , 5.7% , 5/01/42 .............................. 305,000 326,290
Special Assessment , 2022-1 , 5.8% , 5/01/53 .............................. 485,000 517,072
Assessment Area 1 , Special Assessment , 2022-2 , 4.5% , 5/01/27 .............. 115,000 115,909
Assessment Area 1 , Special Assessment , 2022-2 , 5.1% , 5/01/32 .............. 340,000 353,755
Assessment Area 1 , Special Assessment , 2022-2 , 5.4% , 5/01/42 .............. 1,020,000 1,066,816
Assessment Area 1 , Special Assessment , 2022-2 , 5.6% , 5/01/53 .............. 2,005,000 2,099,207
Creekview Community Development District ,
Phase 1 , Special Assessment , 2022 , 4.25% , 5/01/32 ....................... 615,000 618,104
c
Phase 2 , Special Assessment , 144A, 2024 , 4.6% , 5/01/31 ................... 865,000 868,538
c
Phase 2 , Special Assessment , 144A, 2024 , 5.375% , 5/01/44 ................. 2,000,000 2,017,637
c
Phase 2 , Special Assessment , 144A, 2024 , 5.625% , 5/01/55 ................. 2,260,000 2,277,978
Cresswind DeLand Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.375% , 5/01/44 .............. 700,000 708,534
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 730,000 742,800
c
Crestview II Community Development District ,
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/31 ................... 250,000 256,092
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/37 ................... 475,000 474,986
Cross Creek North Community Development District ,
Special Assessment , 2022 , 4.25% , 5/01/42 .............................. 2,340,000 2,249,284
Special Assessment , 2023 , 5.125% , 5/01/43 ............................. 990,000 1,017,532
Special Assessment , 2023 , 5.375% , 5/01/53 ............................. 1,255,000 1,292,328
Crossings Community Development District ,
Area 2 , Special Assessment , 2024 , 5.35% , 5/01/44 ........................ 595,000 601,498
Area 2 , Special Assessment , 2024 , 5.6% , 5/01/54 ......................... 535,000 540,370
Crosswinds East Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,220,000 1,257,325
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,500,000 1,540,492
Assessment Area 2 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 195,000 195,491

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Crosswinds East Community Development District, (continued)
Assessment Area 2 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... $ 300,000 $ 301,422
Crystal Cay Community Development District ,
Special Assessment , 2021 , 2.7% , 5/01/31 ............................... 200,000 186,601
Special Assessment , 2021 , 3.05% , 5/01/41 .............................. 850,000 725,081
Special Assessment , 2021 , 4% , 5/01/51 ................................. 1,000,000 901,692
c
Curiosity Creek Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.4% , 5/01/44 ........... 900,000 911,011
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.7% , 5/01/55 ........... 1,475,000 1,491,671
c
Currents Community Development District , Assessments , Special Assessment , 144A,
2020 A , 4% , 5/01/40 ................................................ 3,100,000 2,867,220
Cypress Bay West Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.25% , 5/01/43 ............... 1,375,000 1,413,519
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/53 ................ 1,205,000 1,240,073
c
Cypress Bluff Community Development District ,
Special Assessment , 144A, 2020 A , 3.125% , 5/01/30 ....................... 250,000 244,767
Special Assessment , 144A, 2020 A , 3.625% , 5/01/40 ....................... 800,000 765,712
Special Assessment , 144A, 2020 A , 3.8% , 5/01/50 ......................... 1,170,000 1,047,518
Cypress Park Estates Community Development District ,
Assessment Area , Special Assessment , 2022 , 4.375% , 5/01/27 ............... 80,000 80,165
Assessment Area , Special Assessment , 2022 , 4.75% , 5/01/32 ................ 350,000 356,102
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 295,000 281,223
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.875% , 5/01/40 ......... 1,170,000 1,061,953
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/51 ............ 1,210,000 1,026,458
Cypress Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 1,565,000 1,627,069
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 5/01/53 .............. 1,340,000 1,394,449
Darby Community Development District ,
Assessments , Special Assessment , 2024 A-1 , 5.625% , 5/01/44 ............... 1,290,000 1,339,094
Assessments , Special Assessment , 2024 A-1 , 6% , 5/01/54 ................... 1,610,000 1,677,020
Assessments , Special Assessment , 2024 A-2 , 5.875% , 5/01/35 ............... 900,000 933,301
Deerbrook Community Development District ,
Special Assessment , 2023 , 4.375% , 5/01/30 ............................. 120,000 121,398
Special Assessment , 2023 , 5.25% , 5/01/43 .............................. 680,000 700,000
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 1,250,000 1,289,841
Del Webb Oak Creek Community Development District ,
Special Assessment , 2023 , 5% , 5/01/43 ................................. 1,435,000 1,464,576
Special Assessment , 2023 , 5.25% , 5/01/53 .............................. 2,000,000 2,049,090
DG Farms Community Development District ,
Special Assessment , 2020 , 3.25% , 5/01/30 .............................. 200,000 192,843
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 255,000 231,590
Dowden West Community Development District ,
Special Assessment , 2024 , 5.25% , 5/01/44 .............................. 495,000 504,204
Special Assessment , 2024 , 5.55% , 5/01/54 .............................. 855,000 870,052
DW Bayview Community Development District ,
c
Assessment Area , Special Assessment , 144A, 2021 , 2.375% , 5/01/26 .......... 165,000 161,845
c
Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/32 .............. 430,000 411,709
c
Assessment Area , Special Assessment , 144A, 2021 , 3.375% , 5/01/41 .......... 1,160,000 1,039,629
Assessment Area , Special Assessment , 2022 , 4.5% , 5/01/32 ................. 185,000 190,406
Assessment Area , Special Assessment , 2022 , 5.125% , 5/01/42 ............... 1,115,000 1,151,887
East 547 Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 45,000 44,057
Assessment Area 1 , Special Assessment , 2021 , 3% , 5/01/31 ................. 95,000 88,298
Assessment Area 1 , Special Assessment , 2021 , 3.3% , 5/01/41 ................ 385,000 319,908

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
East 547 Community Development District, (continued)
Assessment Area 2 , Special Assessment , 2023 , 6.25% , 5/01/43 ............... $ 405,000 $ 434,756
Assessment Area 2 , Special Assessment , 2023 , 6.5% , 5/01/54 ................ 1,000,000 1,078,826
East Bonita Beach Road Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/32 ................. 255,000 243,034
Assessment Area 2 , Special Assessment , 2021 , 3.25% , 5/01/41 ............... 750,000 642,787
East Nassau Stewardship District ,
Assessments , Special Assessment , 2021 , 2.4% , 5/01/26 .................... 125,000 122,189
Assessments , Special Assessment , 2021 , 3% , 5/01/31 ...................... 500,000 463,663
Assessments , Special Assessment , 2021 , 3.5% , 5/01/41 .................... 1,190,000 1,015,626
Wildlight Village Phase 3 , Special Assessment , 2024 , 5.25% , 5/01/44 ........... 1,500,000 1,511,143
Eden Hills Community Development District ,
Assessment Area , Special Assessment , 2020 , 3.25% , 5/01/30 ................ 110,000 108,103
Assessment Area , Special Assessment , 2020 , 4% , 5/01/40 ................... 300,000 291,573
Assessment Area , Special Assessment , 2022 , 3.25% , 5/01/27 ................ 280,000 277,742
Assessment Area , Special Assessment , 2022 , 3.625% , 5/01/32 ............... 610,000 597,169
Edgewater East Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 220,000 215,533
Assessment Area 1 , Special Assessment , 2021 , 3.1% , 5/01/31 ................ 700,000 658,308
Assessment Area 1 , Special Assessment , 2021 , 3.6% , 5/01/41 ................ 2,625,000 2,295,745
Assessment Area 2 , Special Assessment , 2022 , 3.375% , 5/01/32 .............. 1,980,000 1,882,848
Assessment Area 2 , Special Assessment , 2022 , 4% , 5/01/42 ................. 3,985,000 3,660,837
Edgewater West Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 1,000,000 999,975
Assessment Area 1 , Special Assessment , 2024 , 5.25% , 5/01/44 ............... 2,000,000 2,000,696
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/54 ................ 2,750,000 2,739,657
c
Enbrook Community Development District ,
Special Assessment , 144A, 2020 , 4% , 5/01/40 ............................ 500,000 463,744
Special Assessment , 144A, 2020 , 4% , 5/01/51 ............................ 1,150,000 989,609
Entrada Community Development District ,
Special Assessment , 2023 , 5.6% , 5/01/43 ............................... 500,000 528,761
c
Assessments , Special Assessment , 144A, 2021 , 2.625% , 5/01/31 ............. 370,000 347,468
c
Assessments , Special Assessment , 144A, 2021 , 3.125% , 5/01/41 ............. 935,000 825,817
Assessments , Special Assessment , 2024 , 5% , 5/01/44 ...................... 300,000 300,462
Assessments , Special Assessment , 2024 , 5.3% , 5/01/55 .................... 310,000 310,696
Epperson North Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 85,000 83,217
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 235,000 219,156
Assessment Area 2 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 1,200,000 1,030,063
Assessment Area 3 , Special Assessment , 2021 A , 2.45% , 11/01/26 ............ 125,000 121,453
Assessment Area 3 , Special Assessment , 2021 A , 3.1% , 11/01/31 ............. 400,000 371,756
Assessment Area 4 , Special Assessment , 2024 , 5.3% , 5/01/44 ................ 465,000 471,192
Assessment Area 4 , Special Assessment , 2024 , 5.6% , 5/01/55 ................ 500,000 506,542
Epperson Ranch II Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , 3.25% , 5/01/25 ............... 90,000 89,728
Assessment Area 2 , Special Assessment , 2020 , 3.625% , 5/01/30 .............. 505,000 488,968
c
Everlands Community Development District ,
Assessment Area 2 Phase 2 , Special Assessment , 144A, 2024 , 5.2% , 6/15/44 .... 750,000 759,600
Assessment Area 2 Phase 2 , Special Assessment , 144A, 2024 , 5.5% , 6/15/54 .... 1,000,000 1,011,841
Everlands II Community Development District ,
Special Assessment , 2024 , 5.2% , 6/15/44 ............................... 500,000 505,101
Special Assessment , 2024 , 5.45% , 6/15/54 .............................. 485,000 488,357

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Fallschase Community Development District , Special Assessment , 2021 , 3.375% ,
5/01/41 ......................................................... $ 1,000,000 $ 843,438
c
Florida Development Finance Corp. ,
g
AAF Operations Holdings LLC , Revenue , 144A, 2024 , Refunding , Mandatory Put ,
12% , 7/15/28 ................................................... 15,000,000 16,008,744
g
Brightline Florida Holdings LLC , Revenue , 144A, 2024 A , Mandatory Put , 8.25% ,
2/14/25 ........................................................ 5,925,000 6,105,519
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/31 ........................................................ 450,000 469,765
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/51 ........................................................ 5,500,000 5,412,689
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2020 A , 5.25% ,
6/01/50 ........................................................ 7,000,000 6,990,220
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 3,900,000 3,011,223
c
Forest Lake Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 350,000 341,322
Assessment Area 2 , Special Assessment , 144A, 2022 , 4.75% , 5/01/27 .......... 30,000 30,273
Assessment Area 2 , Special Assessment , 144A, 2022 , 5% , 5/01/32 ............ 75,000 77,517
Assessment Area 2 , Special Assessment , 144A, 2022 , 5.375% , 5/01/42 ......... 310,000 323,945
Assessment Area 2 , Special Assessment , 144A, 2022 , 5.5% , 5/01/52 ........... 275,000 285,314
Gracewater Sarasota Community Development District ,
Assessments , Special Assessment , 2021 , 2.4% , 5/01/26 .................... 125,000 122,022
Assessments , Special Assessment , 2021 , 2.95% , 5/01/31 ................... 500,000 459,776
Grand Oaks Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , 4.25% , 5/01/40 ............... 1,095,000 1,040,200
Assessment Area 2 , Special Assessment , 2020 , 4.5% , 5/01/52 ................ 3,500,000 3,227,759
Assessment Area 3 , Special Assessment , 2021 , 3.2% , 11/01/31 ............... 215,000 200,788
Assessment Area 3 , Special Assessment , 2021 , 3.5% , 11/01/41 ............... 555,000 468,614
Assessment Area 3 , Special Assessment , 2021 , 4% , 11/01/51 ................ 1,205,000 1,026,076
Grande Pines Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.75% , 5/01/41 ............... 710,000 623,108
Assessment Area 1 , Special Assessment , 2021 , 4% , 5/01/51 ................. 750,000 641,792
Assessment Area 1 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 1,010,000 1,034,281
Grove Resort Community Development District ,
Special Assessment , 2022 , 3.3% , 5/01/32 ............................... 170,000 159,173
Special Assessment , 2022 , 3.55% , 5/01/42 .............................. 435,000 370,203
Hamilton Bluff Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,000,000 1,021,311
Assessment Area 1 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 1,250,000 1,273,523
Hammock Oaks Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 180,000 183,147
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 645,000 673,084
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,000,000 1,032,953
Assessment Area 2 , Special Assessment , 2024 , 5.85% , 5/01/44 ............... 750,000 770,878
Assessment Area 2 , Special Assessment , 2024 , 6.15% , 5/01/54 ............... 730,000 752,699
Hammock Reserve Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 4% , 5/01/40 ................. 540,000 513,531
Assessment Area 1 , Special Assessment , 2020 , 4% , 5/01/51 ................. 860,000 755,669
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 200,000 186,233
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 520,000 442,947
Assessment Area 3 , Special Assessment , 2022 , 4.4% , 5/01/32 ................ 445,000 452,405
Harmony West Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 5% , 5/01/43 ................. 360,000 369,686
Assessment Area 2 , Special Assessment , 2023 , 5.3% , 5/01/53 ................ 305,000 314,802

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hawkstone Community Development District ,
Assessment Area 3 , Special Assessment , 2021 , 2.6% , 5/01/26 ................ $ 80,000 $ 78,387
Assessment Area 3 , Special Assessment , 2021 , 3.2% , 5/01/31 ................ 440,000 414,289
Assessment Area 3 , Special Assessment , 2021 , 3.45% , 5/01/41 ............... 1,120,000 961,049
Assessment Area 4 , Special Assessment , 2023 , 4.375% , 5/01/30 .............. 255,000 257,598
Hawthorne Mill North Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 1,000,000 1,009,548
Assessment Area 2 , Special Assessment , 2024 , 5.5% , 5/01/54 ................ 1,400,000 1,414,240
Hickory Tree Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.15% , 5/01/44 ............... 890,000 894,910
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/55 ............... 365,000 366,709
Highland Trails Community Development District ,
Assessments , Special Assessment , 2024 , 5.5% , 5/01/44 .................... 780,000 797,789
Assessments , Special Assessment , 2024 , 5.85% , 5/01/54 ................... 785,000 804,936
Hills of Minneola Community Development District ,
North Parcel Assessment Area 1 , Special Assessment , 2024 , 5.55% , 5/01/44 ..... 525,000 555,743
North Parcel Assessment Area 1 , Special Assessment , 2024 , 5.875% , 5/01/54 .... 725,000 776,634
c
South Parcel Assessment Area , Special Assessment , 144A, 2020 , 4% , 5/01/40 ... 1,125,000 1,049,839
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 2.375% ,
5/01/26 ........................................................ 50,000 48,933
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 2.8% , 5/01/31 250,000 230,954
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 3.2% , 5/01/41 500,000 415,571
Hilltop Point Community Development District ,
Assessment Area 1 , Special Assessment , 2022-1 , 5.375% , 5/01/52 ............ 700,000 712,571
Assessment Area 2 , Special Assessment , 2022-2 , 5.6% , 5/01/53 .............. 745,000 764,485
Hobe-St. Lucie Conservancy District , Unit of Development No. 1A , Special
Assessment , 2024 , 5.875% , 5/01/55 ................................... 3,000,000 3,118,961
Holly Hill Road East Community Development District ,
Assessment Area 3 , Special Assessment , 2020 , 4.5% , 11/01/31 ............... 165,000 175,572
Assessment Area 3 , Special Assessment , 2020 , 5% , 11/01/41 ................ 350,000 376,401
Assessment Area 3 , Special Assessment , 2020 , 5% , 11/01/50 ................ 520,000 547,020
Hyde Park Community Development District No. 1 ,
Assessments , Special Assessment , 2024 A , 5.35% , 5/01/44 .................. 420,000 425,031
Assessments , Special Assessment , 2024 A , 5.625% , 5/01/55 ................. 280,000 283,109
Indigo Community Development District ,
Special Assessment , 1999 A , 7% , 5/01/31 ............................... 395,000 395,756
Special Assessment , 1999 C , 7% , 5/01/30 ............................... 4,123,752 2,577,345
Phase A1 Assessment Area , Special Assessment , 2021 , 2.2% , 5/01/26 ......... 125,000 121,893
Phase A1 Assessment Area , Special Assessment , 2021 , 2.7% , 5/01/31 ......... 240,000 222,767
Phase A1 Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ....... 855,000 699,471
Phase A1 Assessment Area , Special Assessment , 2021 , 4% , 5/01/52 ........... 1,375,000 1,199,088
Island Lake Estates Community Development District ,
Special Assessment , 2023 , 5.75% , 12/15/43 ............................. 1,240,000 1,316,181
Special Assessment , 2023 , 6% , 12/15/53 ................................ 1,430,000 1,511,867
Kelly Park Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 6% , 11/01/43 ................ 915,000 963,375
Assessment Area 1 , Special Assessment , 2023 , 6.25% , 11/01/53 .............. 1,220,000 1,281,966
Kindred Community Development District II ,
Special Assessment , 2020 , 3.5% , 5/01/40 ............................... 395,000 364,030
Special Assessment , 2020 , 3.75% , 5/01/50 .............................. 570,000 495,225
Special Assessment , 2021 , 2.7% , 5/01/31 ............................... 235,000 220,880
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 500,000 433,139
Special Assessment , 2023 , 5.875% , 5/01/54 ............................. 1,100,000 1,153,762

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Kingman Gate Community Development District ,
Special Assessment , 2020 , 3.125% , 6/15/30 ............................. $ 375,000 $ 366,731
Special Assessment , 2020 , 4% , 6/15/40 ................................. 775,000 764,699
Special Assessment , 2020 , 4% , 6/15/50 ................................. 2,270,000 2,085,768
Special Assessment , 2021 , 2.5% , 6/15/26 ............................... 40,000 39,311
Special Assessment , 2021 , 3.125% , 6/15/31 ............................. 250,000 242,670
Special Assessment , 2021 , 3.6% , 6/15/41 ............................... 750,000 697,996
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. 1,905,000 1,912,126
Lake Deer Community Development District ,
Assessment Area , Special Assessment , 2022 , 5% , 5/01/32 ................... 255,000 258,184
Assessment Area , Special Assessment , 2022 , 5.5% , 5/01/42 ................. 870,000 899,246
Assessment Area , Special Assessment , 2022 , 5.625% , 5/01/53 ............... 1,560,000 1,603,225
c
Lake Emma Community Development District ,
Assessment Area 2 , Special Assessment , 144A, 2023 , 5.25% , 5/01/43 .......... 1,235,000 1,275,561
Assessment Area 2 , Special Assessment , 144A, 2023 , 5.5% , 5/01/53 ........... 810,000 841,971
Lake Harris Community Development District ,
Special Assessment , 2023 , 5.375% , 5/01/43 ............................. 595,000 619,264
Special Assessment , 2023 , 5.625% , 5/01/53 ............................. 585,000 609,222
Lake Hideaway Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.75% , 5/01/31 ............... 595,000 599,119
Assessment Area 1 , Special Assessment , 2024 , 5.65% , 5/01/44 ............... 1,450,000 1,473,277
Assessment Area 1 , Special Assessment , 2024 , 5.9% , 5/01/54 ................ 2,555,000 2,584,263
Lake Mattie Preserve Community Development District ,
Special Assessment , 2024 , 5.5% , 5/01/44 ............................... 2,065,000 2,092,142
Special Assessment , 2024 , 5.85% , 5/01/54 .............................. 1,750,000 1,777,736
Lakes at Bella Lago Community Development District ,
Assessment Area 1 , Special Assessment , 2023-1 , 5.75% , 5/01/43 ............. 810,000 845,616
Assessment Area 1 , Special Assessment , 2023-1 , 6% , 5/01/53 ................ 1,905,000 1,991,846
Assessment Area 2 , Special Assessment , 2023-2 , 5.75% , 5/01/43 ............. 1,000,000 1,043,970
Assessment Area 2 , Special Assessment , 2023-2 , 6% , 5/01/54 ................ 2,395,000 2,504,185
Lakes of Sarasota Community Development District ,
Assessment Area 1 , Special Assessment , 2021 A-1 , 3.4% , 5/01/31 ............. 135,000 129,420
Assessment Area 1 , Special Assessment , 2021 A-1 , 3.9% , 5/01/41 ............. 285,000 260,002
Assessment Area 1 , Special Assessment , 2021 A-2 , 3.875% , 5/01/31 ........... 100,000 99,300
Assessment Area 2 , Special Assessment , 2021 B-1 , 3.625% , 5/01/31 ........... 125,000 122,251
Assessment Area 2 , Special Assessment , 2021 B-1 , 4.125% , 5/01/41 ........... 200,000 187,448
Assessments , Special Assessment , 2024 A , 5.6% , 5/01/55 ................... 280,000 282,470
Lakeside Preserve Community Development District ,
Special Assessment , 2023 , 6% , 5/01/43 ................................. 735,000 780,543
Special Assessment , 2023 , 6.375% , 5/01/54 ............................. 1,250,000 1,336,648
Lakewood Park Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.2% , 5/01/31 ................ 125,000 118,180
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 325,000 281,620
Assessment Area 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 910,000 953,182
Lakewood Ranch Stewardship District ,
Assessment Azario , Special Assessment , 2020 A , 3.75% , 5/01/40 ............. 525,000 490,504
Assessment Azario , Special Assessment , 2020 A , 3.9% , 5/01/50 .............. 770,000 666,811
c
Assessment Lorraine Lakes , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 .. 250,000 238,456
c
Assessment Lorraine Lakes , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 .. 1,075,000 969,351
c
Assessment Northeast Sector Project Phase 2B , Special Assessment , 144A, 2020 ,
Refunding , 3.2% , 5/01/30 .......................................... 440,000 421,128
c
Assessment Northeast Sector Project Phase 2B , Special Assessment , 144A, 2020 ,
Refunding , 3.75% , 5/01/40 ......................................... 2,100,000 1,924,422

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lakewood Ranch Stewardship District, (continued)
Assessment Northeast Sector Project Phase 2C , Special Assessment , 2020 , 3% ,
5/01/30 ........................................................ $ 470,000 $ 443,896
Assessment Northeast Sector Project Phase 2C , Special Assessment , 2020 , 3.5% ,
5/01/40 ........................................................ 750,000 656,434
Assessment Star Farms Phase 1/2 , Special Assessment , 2021 , 2.3% , 5/01/26 .... 95,000 92,840
Assessment Star Farms Phase 1/2 , Special Assessment , 2021 , 2.7% , 5/01/31 .... 105,000 95,934
Assessment Star Farms Phase 1/2 , Special Assessment , 2021 , 3% , 5/01/41 ..... 430,000 350,553
Assessments , Special Assessment , 2023 , 6.125% , 5/01/43 .................. 1,500,000 1,609,879
Assessments , Special Assessment , 2023 , 6.3% , 5/01/54 .................... 5,000,000 5,332,282
Assessments , Special Assessment , 2024 , 5.5% , 5/01/55 .................... 765,000 771,831
Laurel Road Community Development District ,
Assessments , Special Assessment , 2021 A-1 , 2.6% , 5/01/26 ................. 195,000 190,834
Assessments , Special Assessment , 2021 A-1 , 3% , 5/01/31 ................... 350,000 321,863
Assessments , Special Assessment , 2021 A-1 , 3.25% , 5/01/41 ................ 1,195,000 997,064
Assessments , Special Assessment , 2021 A-1 , 4% , 5/01/52 ................... 1,450,000 1,216,778
Assessments , Special Assessment , 2021 A-2 , 3.125% , 5/01/31 ............... 1,580,000 1,463,057
Lawson Dunes Community Development District ,
Assessment Area , Special Assessment , 2022 , 4.375% , 5/01/27 ............... 125,000 125,496
Assessment Area , Special Assessment , 2022 , 4.75% , 5/01/32 ................ 510,000 520,978
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 B-1 , 4.75% , 11/15/29 ........................................... 2,000,000 2,014,407
Leomas Landing Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.4% , 5/01/26 ................ 110,000 107,570
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 100,000 94,686
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 310,000 292,681
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 265,000 229,837
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 795,000 685,332
Assessment Area 1 , Special Assessment , 2021 , 4% , 5/01/52 ................. 530,000 443,038
c ,g
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put , Zero
Cpn., 5/01/52 ..................................................... 8,000,000 7,184,000
Live Oak Lake Community Development District , Assessments , Special Assessment ,
2020 , 4.4% , 5/01/40 ................................................ 1,600,000 1,480,893
Longleaf Community Development District ,
c
Neighborhood 4 Assessment Area 1 , Special Assessment , 144A, 2024 , 5.4% ,
5/01/44 ........................................................ 850,000 878,466
c
Neighborhood 4 Assessment Area 1 , Special Assessment , 144A, 2024 , 5.75% ,
5/01/54 ........................................................ 1,160,000 1,199,978
Neighborhood 4 Assessment Area 2 , Special Assessment , 2024 A , 5.2% , 5/01/44 .. 750,000 748,543
Neighborhood 4 Assessment Area 2 , Special Assessment , 2024 A , 5.45% , 5/01/55 . 815,000 810,282
LT Ranch Community Development District ,
Phase I Assessment Area , Special Assessment , 2022-1 , 5.3% , 5/01/32 ......... 120,000 125,431
Phase I Assessment Area , Special Assessment , 2022-1 , 5.75% , 5/01/42 ........ 380,000 402,513
Phase I Assessment Area , Special Assessment , 2022-1 , 5.9% , 5/01/53 ......... 500,000 529,610
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5% , 5/01/32 ......... 1,245,000 1,297,295
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5.5% , 5/01/42 ........ 2,500,000 2,610,660
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5.7% , 5/01/53 ........ 5,790,000 6,063,495
LTC Ranch West Residential Community Development District ,
Assessment Area , Special Assessment , 2021 B , 3.25% , 5/01/31 ............... 1,320,000 1,236,778
Assessment Area 1 , Special Assessment , 2021 A , 3.125% , 5/01/31 ............ 700,000 652,888
Assessment Area 1 , Special Assessment , 2021 A , 3.45% , 5/01/41 ............. 1,250,000 1,053,160
Assessment Area 2 , Special Assessment , 2024 AA-2 , 5.7% , 5/01/44 ........... 300,000 307,245
Assessment Area 2 , Special Assessment , 2024 AA-2 , 6% , 5/01/54 ............. 305,000 311,158
Assessment Area 3 , Special Assessment , 2024 AA-3 , 5.75% , 5/01/44 ........... 1,250,000 1,280,962
Assessment Area 3 , Special Assessment , 2024 AA-3 , 6.05% , 5/01/54 ........... 1,375,000 1,412,658

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Magnolia Park Community Development District ,
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/31 ................... $ 250,000 $ 256,069
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/39 ................... 688,000 676,869
Malabar Springs Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 440,000 440,644
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 455,000 456,771
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/54 ................ 925,000 927,849
c
Mandarin Grove Community Development District , Special Assessment , 144A, 2022 ,
6.625% , 5/01/53 ................................................... 1,035,000 1,237,050
Mangrove Point & Mangrove Manor , Community Development District , Special
Assessment , 2022 , 4% , 5/01/32 ....................................... 345,000 343,795
Marion Ranch Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/44 ......................................................... 695,000 713,090
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,475,000 1,479,781
Meadow View at Twin Creeks Community Development District ,
Phase 3B , Special Assessment , 2021 , 2.4% , 5/01/26 ....................... 115,000 112,429
Phase 3B , Special Assessment , 2021 , 3% , 5/01/31 ........................ 205,000 190,211
Phase 3B , Special Assessment , 2021 , 3.25% , 5/01/41 ...................... 790,000 648,831
Phase 3B , Special Assessment , 2021 , 3.75% , 5/01/52 ...................... 625,000 509,100
Phase 4 , Special Assessment , 2021 , 3% , 5/01/31 .......................... 225,000 208,768
Phase 4 , Special Assessment , 2021 , 3.25% , 5/01/41 ....................... 1,155,000 948,607
Merrick Square Community Development District ,
Special Assessment , 2023 , 4.5% , 5/01/30 ............................... 205,000 208,296
Special Assessment , 2023 , 5.4% , 5/01/43 ............................... 725,000 756,152
Special Assessment , 2023 , 5.625% , 5/01/53 ............................. 1,000,000 1,047,770
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... 3,220,000 3,435,908
Mirada Community Development District , Assessment Area 4 , Special Assessment ,
2021 , 3.25% , 5/01/32 ............................................... 600,000 560,958
Mirada II Community Development District ,
2021 Project Area , Special Assessment , 2021 , 2.5% , 5/01/26 ................. 205,000 200,445
2021 Project Area , Special Assessment , 2021 , 3.125% , 5/01/31 ............... 645,000 591,982
2021 Project Area , Special Assessment , 2021 , 3.5% , 5/01/41 ................. 2,080,000 1,780,319
2022 Project Area , Special Assessment , 2022 , 5.125% , 5/01/32 ............... 225,000 234,010
2022 Project Area , Special Assessment , 2022 , 5.6% , 5/01/42 ................. 700,000 731,892
2022 Project Area , Special Assessment , 2022 , 5.75% , 5/01/53 ................ 1,270,000 1,322,106
New Port Tampa Bay Community Development District ,
Special Assessment , 2021 , 2.875% , 5/01/26 ............................. 180,000 176,885
Special Assessment , 2021 , 3.5% , 5/01/31 ............................... 500,000 477,501
Special Assessment , 2021 , 3.875% , 5/01/41 ............................. 1,250,000 1,112,970
c
Normandy Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 4.625% , 5/01/31 ......... 805,000 804,306
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.3% , 5/01/44 ........... 1,000,000 997,991
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.55% , 5/01/54 .......... 1,380,000 1,371,331
North AR-1 Pasco Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.625% , 5/01/26 ............... 70,000 68,649
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 275,000 257,658
Assessment Area 2 , Special Assessment , 2021 A , 2.625% , 5/01/26 ............ 115,000 112,781
Assessment Area 2 , Special Assessment , 2021 A , 3.25% , 5/01/31 ............. 170,000 160,461
Assessment Area 2 , Special Assessment , 2021 A , 3.55% , 5/01/41 ............. 510,000 438,665
Assessment Area 3 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 775,000 806,989
Assessment Area 3 , Special Assessment , 2023 , 6% , 5/01/54 ................. 1,135,000 1,182,160
Assessment Area 4 , Special Assessment , 2024 , 4.625% , 5/01/31 .............. 235,000 237,321
Assessment Area 4 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 920,000 939,729

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
North AR-1 Pasco Community Development District, (continued)
Assessment Area 4 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... $ 980,000 $ 998,711
Assessment Area 5 , Special Assessment , 2024 A , 4.875% , 5/01/31 ............ 585,000 591,817
Assessment Area 5 , Special Assessment , 2024 A , 5.75% , 5/01/44 ............. 1,500,000 1,539,483
Assessment Area 5 , Special Assessment , 2024 A , 6% , 5/01/54 ................ 1,605,000 1,652,577
North Loop Community Development District ,
Special Assessment , 2023 , 6.375% , 5/01/43 ............................. 525,000 571,248
Special Assessment , 2023 , 6.625% , 5/01/54 ............................. 1,000,000 1,091,731
North Park Isle Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.45% , 11/01/26 .............. 110,000 106,841
Assessment Area 2 , Special Assessment , 2021 , 3% , 11/01/31 ................ 500,000 465,416
North Powerline Road Community Development District ,
Special Assessment , 2020 , 3.125% , 5/01/30 ............................. 490,000 467,285
Special Assessment , 2020 , 3.625% , 5/01/40 ............................. 1,000,000 895,209
c
Special Assessment , 144A, 2022 , 5.25% , 5/01/32 ......................... 200,000 207,098
c
Special Assessment , 144A, 2022 , 5.625% , 5/01/52 ......................... 1,395,000 1,454,984
North River Ranch Community Development District ,
Assessments , Special Assessment , 2020 A-1 , 3% , 5/01/25 ................... 155,000 154,386
Assessments , Special Assessment , 2020 A-1 , 3.5% , 5/01/30 ................. 855,000 823,625
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/40 ................... 1,150,000 1,063,616
Assessments , Special Assessment , 2020 A-2 , 4.2% , 5/01/35 ................. 445,000 436,521
North River Ranch Improvement Stewardship District ,
Assessments , Special Assessment , 2023 A , 6.7% , 5/01/55 ................... 1,500,000 1,628,593
Assessments , Special Assessment , 2023 A-1 , 6% , 5/01/54 ................... 4,950,000 5,114,644
Orange Blossom Groves Community Development District ,
Special Assessment , 2023 , 4.25% , 6/15/30 .............................. 425,000 431,867
Special Assessment , 2023 , 5.25% , 6/15/43 .............................. 1,100,000 1,148,407
Special Assessment , 2023 , 5.375% , 6/15/53 ............................. 1,375,000 1,425,913
c
Osceola Village Center Community Development District ,
Special Assessment , 144A, 2021 , 2.875% , 5/01/31 ......................... 180,000 165,913
Special Assessment , 144A, 2021 , 3.3% , 5/01/41 .......................... 370,000 307,073
Palermo Community Development District ,
Special Assessment , 2023 , 5% , 6/15/43 ................................. 1,945,000 1,992,477
Special Assessment , 2023 , 5.25% , 6/15/53 .............................. 1,500,000 1,540,446
Palm Beach County Health Facilities Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding , 7.5% ,
5/15/53 ........................................................ 2,035,000 2,292,514
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding ,
7.625% , 5/15/58 ................................................. 1,500,000 1,697,830
Palm Coast Park Community Development District ,
Special Assessment , 2023 , 5.6% , 5/01/53 ............................... 1,000,000 1,033,207
Sawmill Branch - Phase 7 , Special Assessment , 2024 , 5% , 5/01/44 ............ 1,000,000 1,000,853
Sawmill Branch - Phase 7 , Special Assessment , 2024 , 5.3% , 5/01/55 ........... 670,000 671,049
Spring Lake - Tracts 2 & 3 , Special Assessment , 2021 , 2.8% , 5/01/31 ........... 350,000 319,825
Spring Lake - Tracts 2 & 3 , Special Assessment , 2021 , 3.125% , 5/01/41 ......... 730,000 589,300

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Park East Community Development District , Special Assessment , 2021 , 3.15% ,
11/01/41 ........................................................ $ 595,000 $ 478,042
Parker Pointe Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/44 ......................................................... 555,000 565,334
Parkland Community Development District , Phase 1 , Special Assessment , 2023 A-1 ,
6.45% , 5/01/54 ................................................... 2,445,000 2,555,282
Parkview at Long Lake Ranch Community Development District , Special Assessment ,
2020 , 3.75% , 5/01/40 ............................................... 955,000 848,158
Parrish Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.4% , 5/01/53 ................ 1,220,000 1,238,890
Assessment Area 2 , Special Assessment , 2023 A , 5.375% , 5/01/43 ............ 1,080,000 1,107,492
Assessment Area 2 , Special Assessment , 2023 A , 5.625% , 5/01/53 ............ 1,535,000 1,577,477
Assessment Area 3 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,650,000 1,670,326
Assessment Area 3 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 720,000 728,205
Parrish Lakes II Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.25% , 5/01/31 ............... 1,330,000 1,330,247
Assessment Area 1 , Special Assessment , 2024 , 5.125% , 5/01/44 .............. 2,500,000 2,495,617
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 5,220,000 5,220,124
Parrish Plantation Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 135,000 132,426
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 235,000 222,087
Assessment Area 1 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 790,000 681,032
Assessment Area 2 , Special Assessment , 2022 , 4.75% , 5/01/32 ............... 125,000 128,250
Assessment Area 2 , Special Assessment , 2022 , 5.375% , 5/01/42 .............. 465,000 482,355
Assessment Area 2 , Special Assessment , 2022 , 5.5% , 5/01/52 ................ 740,000 765,668
Assessment Area 3 , Special Assessment , 2024 , 4.875% , 5/01/31 .............. 300,000 304,971
Assessment Area 3 , Special Assessment , 2024 , 5.8% , 5/01/44 ................ 500,000 522,083
Assessment Area 3 , Special Assessment , 2024 , 6.05% , 5/01/54 ............... 1,330,000 1,391,101
Assessment Area 4 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 250,000 259,437
Assessment Area 4 , Special Assessment , 2024 , 5.875% , 5/01/54 .............. 375,000 389,955
Peace Creek Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 1,450,000 1,503,215
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 1,615,000 1,677,087
Peace Creek Village Community Development District ,
Special Assessment , 2024 , 5.5% , 5/01/44 ............................... 1,115,000 1,146,374
Special Assessment , 2024 , 5.75% , 5/01/54 .............................. 910,000 929,846
Peace Crossing Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5% , 5/01/31 ................. 500,000 500,383
Assessment Area 1 , Special Assessment , 2024 , 5.7% , 5/01/44 ................ 2,825,000 2,830,451
Assessment Area 1 , Special Assessment , 2024 , 6% , 5/01/54 ................. 4,000,000 4,018,084
c
Pine Isle Community Development District ,
Special Assessment , 144A, 2021 , 2.375% , 12/15/26 ........................ 65,000 63,431
Special Assessment , 144A, 2021 , 3% , 12/15/31 ........................... 225,000 216,130
Special Assessment , 144A, 2021 , 3.25% , 12/15/41 ......................... 1,000,000 881,637
Special Assessment , 144A, 2021 , 4% , 12/15/51 ........................... 1,200,000 1,094,425
Pine Ridge Plantation Community Development District , Special Assessment , 2020
A-2 , Refunding , 3.75% , 5/01/37 ....................................... 700,000 677,624
Preserve at Savannah Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 135,000 138,909
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,000,000 1,026,250
Preserve at South Branch Community Development District ,
Phase 3 , Special Assessment , 2021 , 3% , 5/01/31 .......................... 150,000 144,884
Phase 3 , Special Assessment , 2021 , 3.5% , 5/01/41 ........................ 750,000 694,906
Prosperity Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 12/15/43 ............. 355,000 382,814

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Prosperity Lakes Community Development District, (continued)
Assessment Area 1 , Special Assessment , 2023 , 6.125% , 12/15/53 ............. $ 995,000 $ 1,080,461
Quail Roost Community Development District ,
Expansion Area , Special Assessment , 2021 , 2.2% , 12/15/26 ................. 120,000 116,340
Expansion Area , Special Assessment , 2021 , 2.7% , 12/15/31 ................. 200,000 185,004
Expansion Area , Special Assessment , 2021 , 3.125% , 12/15/41 ................ 975,000 799,297
Expansion Area , Special Assessment , 2021 , 4% , 12/15/51 ................... 2,345,000 2,072,251
Ranches at Lake Mcleod Community Development District , Assessment Area 1 ,
Special Assessment , 2023 , 5.5% , 6/15/53 ............................... 730,000 759,569
Reserve at Van Oaks Community Development District ,
Special Assessment , 2023 , 5.125% , 5/01/43 ............................. 285,000 294,727
Special Assessment , 2023 , 5.375% , 5/01/53 ............................. 965,000 996,925
Reunion East Community Development District ,
Special Assessment , 2021 , 2.4% , 5/01/26 ............................... 210,000 205,354
Special Assessment , 2021 , 2.85% , 5/01/31 .............................. 400,000 367,145
Special Assessment , 2021 , 3.15% , 5/01/41 .............................. 1,455,000 1,209,874
Rhodine Road North Community Development District ,
Assessment Area , Special Assessment , 2022 , 2.6% , 5/01/27 ................. 80,000 78,057
Assessment Area , Special Assessment , 2022 , 3% , 5/01/32 ................... 190,000 180,255
Assessment Area , Special Assessment , 2022 , 3.3% , 5/01/42 ................. 490,000 415,811
Ridge at Apopka Community Development District ,
Special Assessment , 2022 , 5.5% , 5/01/52 ............................... 2,150,000 2,204,437
Parcel 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ........................ 310,000 322,468
Parcel 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ....................... 545,000 564,439
River Glen Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 350,000 326,380
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 1,000,000 855,751
River Hall Community Development District ,
Assessment Area , Special Assessment , 2021 A-2 , Refunding , 3% , 5/01/31 ....... 920,000 857,463
Assessment Area , Special Assessment , 2021 A-2 , Refunding , 3% , 5/01/36 ....... 915,000 792,764
Assessment Area 3 , Special Assessment , 2020 A , 3.625% , 5/01/40 ............ 1,030,000 901,252
Assessment Area 4 , Special Assessment , 2023 A , 6.25% , 5/01/43 ............. 500,000 539,481
Assessment Area 4 , Special Assessment , 2023 A , 6.5% , 5/01/54 .............. 1,300,000 1,402,452
c
Assessment Area 5 , Special Assessment , 144A, 2024 , 5.625% , 5/01/55 ......... 335,000 338,874
River Landing Community Development District ,
Assessments , Special Assessment , 2020 A , 3% , 5/01/25 .................... 100,000 99,604
Assessments , Special Assessment , 2020 A , 3.6% , 5/01/30 ................... 475,000 459,392
Assessments , Special Assessment , 2020 A , 4.125% , 5/01/40 ................. 850,000 796,798
Assessments , Special Assessment , 2020 A , 4.35% , 5/01/51 .................. 1,100,000 996,355
Assessments , Special Assessment , 2020 B , 4.25% , 11/01/35 ................. 155,000 149,735
Assessments , Special Assessment , 2023 A , 5.5% , 5/01/43 ................... 750,000 787,363
Assessments , Special Assessment , 2023 A , 5.75% , 5/01/53 .................. 1,000,000 1,055,586
River Place on the St. Lucie Community Development District ,
Special Assessment , 2001 A , 7.625% , 5/01/30 ............................ 810,000 807,898
d
Special Assessment , 2001 B , 7.25% , 5/01/10 ............................. 35,000 1,750
Rivers Edge II Community Development District , Assessments , Special Assessment ,
2021 , 3% , 5/01/31 ................................................. 200,000 185,962
Rivers Edge III Community Development District ,
c
Assessments , Special Assessment , 144A, 2021 , 3% , 5/01/31 ................. 300,000 278,886
c
Assessments , Special Assessment , 144A, 2021 , 3.5% , 5/01/41 ............... 775,000 658,596
Assessments , Special Assessment , 2024 , 5.95% , 5/01/55 ................... 1,920,000 1,971,713
Rivington Community Development District ,
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 1,685,000 1,502,259
Special Assessment , 2022 , 3.625% , 5/01/32 ............................. 430,000 410,435

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Rolling Hills Community Development District ,
Assessment Area , Special Assessment , 2022 A-1 , 4% , 5/01/52 ............... $ 945,000 $ 801,594
Assessment Area , Special Assessment , 2022 A-2 , Refunding , 3.65% , 5/01/32 .... 800,000 763,346
c
Rolling Oaks Community Development District , Assessment Area , Special Assessment ,
144A, 2022 , 6.5% , 5/01/53 ........................................... 1,500,000 1,599,864
Rookery Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.25% , 5/01/31 ............... 300,000 299,969
Assessment Area 1 , Special Assessment , 2024 , 5% , 5/01/44 ................. 775,000 770,473
Assessment Area 1 , Special Assessment , 2024 , 5.35% , 5/01/55 ............... 495,000 494,500
Rustic Oaks Community Development District , Assessments , Special Assessment ,
2022 , 3.2% , 5/01/32 ................................................ 1,000,000 929,018
Rye Crossing Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 4.2% , 5/01/31 ................ 310,000 309,951
Assessment Area 2 , Special Assessment , 2024 , 5% , 5/01/44 ................. 630,000 630,103
Rye Ranch Community Development District ,
Pod A Assessment Area 1 , Special Assessment , 2023 , 6.5% , 5/01/43 ........... 1,000,000 1,095,832
Pod A Assessment Area 1 , Special Assessment , 2023 , 6.625% , 5/01/54 ......... 1,600,000 1,740,597
c
Pod B Assessment Area 1 , Special Assessment , 144A, 2023 , 5.75% , 11/01/43 .... 710,000 739,774
c
Pod B Assessment Area 1 , Special Assessment , 144A, 2023 , 6% , 11/01/53 ...... 215,000 225,103
Saddle Creek Preserve of Polk County Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 3% , 6/15/30 ................. 250,000 241,110
Assessment Area 1 , Special Assessment , 2020 , 4% , 6/15/40 ................. 610,000 590,753
Assessment Area 2 , Special Assessment , 2022 , 3.1% , 12/15/32 ............... 300,000 284,078
Assessment Area 2 , Special Assessment , 2022 , 3.35% , 12/15/41 .............. 485,000 417,332
Saltleaf Community Development District ,
Assessments , Special Assessment , 2024 , 4.75% , 5/01/31 ................... 450,000 453,753
Assessments , Special Assessment , 2024 , 5.625% , 5/01/44 .................. 1,565,000 1,595,079
Assessments , Special Assessment , 2024 , 6% , 5/01/56 ...................... 3,000,000 3,084,714
Sanctuary Cove Community Development District ,
Assessment Area , Special Assessment , 2021 , 2.625% , 5/01/31 ............... 190,000 176,982
Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ............... 400,000 335,814
Assessment Area , Special Assessment , 2021 , 4% , 5/01/52 ................... 770,000 687,601
Sandmine Road Community Development District ,
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ......... 300,000 293,619
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 ......... 1,040,000 994,269
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.75% , 5/01/50 .......... 2,020,000 1,776,849
Assessment Area 2 , Special Assessment , 2021 , 2.3% , 11/01/26 ............... 105,000 102,427
Assessment Area 2 , Special Assessment , 2021 , 3% , 11/01/31 ................ 450,000 432,794
Assessment Area 2 , Special Assessment , 2021 , 3.3% , 11/01/41 ............... 1,180,000 1,047,028
Sandridge Community Development District ,
Special Assessment , 2021 A-1 , 2.875% , 5/01/26 .......................... 165,000 163,171
Special Assessment , 2021 A-1 , 3.4% , 5/01/31 ............................ 750,000 740,308
Special Assessment , 2021 A-1 , 3.875% , 5/01/41 .......................... 730,000 686,763
Special Assessment , 2021 A-1 , 4% , 5/01/51 .............................. 735,000 661,710
Special Assessment , 2024 , 5.8% , 5/01/54 ............................... 1,000,000 1,029,684
Sarasota National Community Development District ,
Assessments , Special Assessment , 2020 , Refunding , 3.5% , 5/01/31 ........... 1,490,000 1,493,320
Assessments , Special Assessment , 2020 , Refunding , 4% , 5/01/39 ............. 2,210,000 2,221,705
Savanna Lakes Community Development District ,
c
Assessment Area 1 , Special Assessment , 144A, 2023 , 5.125% , 6/15/43 ......... 395,000 407,275
c
Assessment Area 1 , Special Assessment , 144A, 2023 , 5.375% , 6/15/53 ......... 1,065,000 1,097,350
Assessment Area 2 , Special Assessment , 2024 , 5.25% , 6/15/44 ............... 480,000 487,897
Sawgrass Village Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 515,000 523,041

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Sawgrass Village Community Development District, (continued)
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ $ 1,500,000 $ 1,547,801
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,595,000 1,643,129
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 11/01/43 ............. 1,000,000 1,066,447
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 1,000,000 1,066,448
c
Assessment Area 3 , Special Assessment , 144A, 2024 , 4.7% , 5/01/31 ........... 260,000 262,543
c
Assessment Area 3 , Special Assessment , 144A, 2024 , 5.55% , 5/01/44 .......... 700,000 715,552
c
Assessment Area 3 , Special Assessment , 144A, 2024 , 5.875% , 5/01/54 ......... 1,180,000 1,207,325
Sawyers Landing Community Development District ,
Special Assessment , 2021 , 3.75% , 5/01/31 .............................. 1,400,000 1,350,343
Special Assessment , 2021 , 4.125% , 5/01/41 ............................. 2,055,000 1,863,769
Scenic Highway Community Development District ,
Special Assessment , 2020 , 3.25% , 5/01/30 .............................. 470,000 458,613
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 1,230,000 1,139,513
Scenic Terrace North Community Development District ,
2023 Assessment Area , Special Assessment , 2023 , 5.875% , 5/01/43 ........... 2,155,000 2,247,036
2023 Assessment Area , Special Assessment , 2023 , 6.125% , 5/01/54 ........... 1,875,000 1,964,553
Scenic Terrace South Community Development District ,
Special Assessment , 2022 , 3.75% , 5/01/27 .............................. 295,000 293,106
Special Assessment , 2022 , 4.125% , 5/01/32 ............................. 585,000 581,677
Seagrove Community Development District , Special Assessment , 2024 , 5.2% , 6/15/54
390,000 391,869
c
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 980,000 1,015,063
Sebastian Isles Community Development District ,
Assessments , Special Assessment , 2024 , 4.25% , 5/01/31 ................... 250,000 250,743
Assessments , Special Assessment , 2024 , 5% , 5/01/44 ...................... 500,000 503,275
Sedona Point Community Development District ,
Special Assessment , 2023 , 4.125% , 6/15/30 ............................. 65,000 65,648
Special Assessment , 2023 , 5% , 6/15/43 ................................. 705,000 726,261
c
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/36 ..... 310,000 299,962
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/41 ..... 425,000 388,764
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/51 ..... 830,000 710,931
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/56 ..... 705,000 590,759
Seminole Palms Community Development District ,
Special Assessment , 2023 , 4.75% , 5/01/30 .............................. 285,000 289,005
Special Assessment , 2023 , 5.5% , 5/01/43 ............................... 985,000 1,024,618
Special Assessment , 2023 , 5.7% , 5/01/53 ............................... 995,000 1,031,932
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.2% , 5/01/44 ........... 1,250,000 1,252,607
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.5% , 5/01/55 ........... 1,750,000 1,754,704
Sherwood Manor Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 1,695,000 1,771,491
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 1,570,000 1,631,185
Shingle Creek at Bronson Community Development District ,
Special Assessment , 2021 , 3.1% , 6/15/31 ............................... 375,000 362,887
Special Assessment , 2021 , 3.5% , 6/15/41 ............................... 1,000,000 914,848
Silver Oaks Community Development District ,
Special Assessment , 2024 , 5.55% , 5/01/44 .............................. 1,000,000 1,028,079
Special Assessment , 2024 , 5.85% , 5/01/54 .............................. 1,490,000 1,530,186
Silver Palms West Community Development District ,
Special Assessment , 2022 , 2.6% , 6/15/27 ............................... 250,000 241,285
Special Assessment , 2022 , 3% , 6/15/32 ................................. 765,000 709,967
Special Assessment , 2022 , 3.25% , 6/15/42 .............................. 1,750,000 1,526,721

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Silverlake Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. $ 245,000 $ 254,927
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/53 ................ 985,000 1,023,630
Six Mile Creek Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , Refunding , 3.125% , 11/01/25 .... 75,000 74,585
Assessment Area 2 , Special Assessment , 2020 , Refunding , 3.625% , 11/01/31 .... 495,000 493,242
Assessment Area 2 , Special Assessment , 2020 , Refunding , 4.125% , 11/01/40 .... 1,370,000 1,344,583
Assessment Area 2 , Special Assessment , 2020 , Refunding , 4.25% , 11/01/50 ..... 2,280,000 2,129,931
Assessment Area 2 , Special Assessment , 2021 , Refunding , 2.5% , 5/01/26 ....... 120,000 117,354
Assessment Area 2 , Special Assessment , 2021 , Refunding , 3.1% , 5/01/31 ....... 250,000 234,417
Assessment Area 2 , Special Assessment , 2021 , Refunding , 3.4% , 5/01/41 ....... 750,000 633,933
Assessment Area 3 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 145,000 142,295
Assessment Area 3 , Special Assessment , 2021 , 3% , 5/01/31 ................. 520,000 485,249
Assessment Area 3 , Special Assessment , 2021 , 3.4% , 5/01/41 ................ 805,000 680,422
Assessment Area 3 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 1,580,000 1,352,259
Assessments , Special Assessment , 2023 , Refunding , 4.75% , 5/01/30 ........... 495,000 502,566
Assessments , Special Assessment , 2023 , Refunding , 5.5% , 5/01/43 ........... 1,200,000 1,251,626
Assessments , Special Assessment , 2023 , Refunding , 5.7% , 5/01/54 ........... 1,500,000 1,559,836
Project Area , Special Assessment , 2024 , 4.3% , 5/01/31 ..................... 225,000 224,878
Solaeris Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/31 ................ 175,000 177,584
Assessment Area 1 , Special Assessment , 2024 , 6% , 5/01/44 ................. 1,000,000 1,043,957
Assessment Area 1 , Special Assessment , 2024 , 6.25% , 5/01/55 ............... 2,535,000 2,632,674
c
Somerset Bay Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.625% , 5/01/44 ......... 920,000 936,913
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.9% , 5/01/54 ........... 1,075,000 1,093,719
Somerset Community Development District ,
Assessments , Special Assessment , 2022 , Refunding , 4% , 5/01/32 ............. 750,000 735,822
Assessments , Special Assessment , 2022 , Refunding , 4.2% , 5/01/37 ........... 1,000,000 962,454
Sorrento Pines Community Development District ,
Assessment Area 1 , Revenue , 2023 , 5.25% , 5/01/43 ....................... 445,000 461,829
Assessment Area 1 , Revenue , 2023 , 5.5% , 5/01/53 ........................ 500,000 519,609
South Creek Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.875% , 6/15/31 .............. 175,000 165,902
Assessment Area 1 , Special Assessment , 2021 , 3.25% , 6/15/41 ............... 500,000 421,910
Southern Groves Community Development District No. 5 ,
Assessment Area , Special Assessment , 2021 , 2.4% , 5/01/26 ................. 215,000 210,829
Assessment Area , Special Assessment , 2021 , 2.8% , 5/01/31 ................. 400,000 378,786
Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ............... 1,100,000 965,529
Assessment Area , Special Assessment , 2022-1 , 6% , 5/01/49 ................. 1,210,000 1,291,395
Assessment Area , Special Assessment , 2024 , 5.45% , 5/01/44 ................ 900,000 946,276
Assessment Area , Special Assessment , 2024 , 5.7% , 5/01/50 ................. 1,030,000 1,090,304
Stellar North Community Development District ,
Special Assessment , 2021 , 2.45% , 5/01/26 .............................. 75,000 73,295
Special Assessment , 2021 , 3% , 5/01/31 ................................. 235,000 217,921
Special Assessment , 2021 , 3.2% , 5/01/41 ............................... 820,000 667,494
c
Stillwater Community Development District ,
Special Assessment , 144A, 2021 , 2.375% , 6/15/26 ......................... 150,000 146,276
Special Assessment , 144A, 2021 , 3% , 6/15/31 ............................ 325,000 301,512
Special Assessment , 144A, 2021 , 3.5% , 6/15/41 .......................... 1,290,000 1,101,107
Stonegate Preserve Community Development District ,
Special Assessment , 2023 , 5.875% , 12/15/43 ............................. 700,000 756,031
Special Assessment , 2023 , 6.125% , 12/15/53 ............................. 1,250,000 1,357,427

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Stonewater Community Development District ,
Assessments , Special Assessment , 144A, 2021 , 3% , 11/01/32 ................ $ 250,000 $ 228,071
Assessments , Special Assessment , 144A, 2021 , 3.3% , 11/01/41 .............. 635,000 528,762
Stoneybrook North Community Development District , Assessment Area 2 , Special
Assessment , 2022 , Refunding , 6.375% , 11/01/52 .......................... 1,550,000 1,728,676
Stoneybrook South at Championsgate Community Development District ,
Assessment Area , Special Assessment , 2023 , 4.5% , 6/15/30 ................. 95,000 97,546
Assessment Area , Special Assessment , 2023 , 5.375% , 6/15/43 ............... 395,000 420,700
Assessment Area , Special Assessment , 2023 , 5.5% , 6/15/53 ................. 390,000 413,468
c
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3% , 12/15/30 .... 500,000 485,072
c
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3.5% , 12/15/40 ... 1,000,000 929,980
c
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3.75% , 12/15/50 .. 1,500,000 1,315,489
Storey Creek Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 5% , 6/15/32 ................. 240,000 252,131
Assessment Area 2 , Special Assessment , 2022 , 5.2% , 6/15/42 ................ 625,000 641,426
Assessment Area 2 , Special Assessment , 2022 , 5.375% , 6/15/52 .............. 1,000,000 1,028,076
Assessment Area 3 , Special Assessment , 2024 , 4.45% , 6/15/31 ............... 265,000 269,652
Assessment Area 3 , Special Assessment , 2024 , 5.25% , 6/15/44 ............... 655,000 678,634
Assessment Area 3 , Special Assessment , 2024 , 5.5% , 6/15/54 ................ 815,000 850,403
Storey Drive Community Development District ,
Special Assessment , 2022 , 2.55% , 6/15/27 .............................. 125,000 120,523
Special Assessment , 2022 , 3% , 6/15/32 ................................. 375,000 342,876
Special Assessment , 2022 , 3.25% , 6/15/42 .............................. 900,000 733,069
c
Storey Park Community Development District ,
Assessment Area 4 , Special Assessment , 144A, 2021 , 2.875% , 6/15/31 ......... 230,000 220,384
Assessment Area 4 , Special Assessment , 144A, 2021 , 3.3% , 6/15/41 ........... 620,000 560,852
Summer Woods Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 150,000 143,363
Assessment Area 2 , Special Assessment , 2021 , 3.4% , 5/01/41 ................ 395,000 344,180
Assessment Area 3 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 100,000 97,874
Assessment Area 3 , Special Assessment , 2021 , 3.15% , 5/01/31 ............... 200,000 187,494
Assessment Area 3 , Special Assessment , 2021 , 3.45% , 5/01/41 ............... 725,000 616,896
Summerstone Community Development District ,
Assessment Phase 1 , Special Assessment , 2020 , 3.25% , 5/01/30 ............. 165,000 162,259
Assessment Phase 1 , Special Assessment , 2020 , 3.75% , 5/01/40 ............. 700,000 662,545
Assessment Phase 1 , Special Assessment , 2020 , 4% , 5/01/51 ................ 910,000 829,575
c
Assessment Phase 2 , Special Assessment , 144A, 2021 , 2.75% , 5/01/31 ........ 175,000 166,668
c
Assessment Phase 2 , Special Assessment , 144A, 2021 , 3.15% , 5/01/41 ........ 700,000 615,577
c
Assessment Phase 2 , Special Assessment , 144A, 2021 , 4% , 5/01/51 ........... 1,750,000 1,595,337
Summit View Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 1,025,000 1,044,509
Assessment Area 2 , Special Assessment , 2024 , 6% , 5/01/54 ................. 1,300,000 1,329,079
Sunbridge Stewardship District ,
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 , 5% ,
5/01/32 ........................................................ 350,000 363,134
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 ,
5.4% , 5/01/42 ................................................... 920,000 955,772
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 ,
5.5% , 5/01/52 ................................................... 1,725,000 1,784,902
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 4.2% ,
5/01/27 ........................................................ 245,000 245,642
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 4.6% ,
5/01/32 ........................................................ 460,000 468,055
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 5.2% ,
5/01/42 ........................................................ 1,000,000 1,026,364

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Tamarindo Community Development District ,
Special Assessment , 2021 , 3% , 5/01/31 ................................. $ 185,000 $ 171,825
Special Assessment , 2021 , 3.375% , 5/01/41 ............................. 820,000 692,507
Tern Bay Community Development District ,
Special Assessment , 2022 , 3.4% , 6/15/32 ............................... 1,650,000 1,564,313
Special Assessment , 2022 , 4% , 6/15/42 ................................. 2,000,000 1,832,040
Three Rivers Community Development District , Assessment Area , Special Assessment ,
2023 , Refunding , 5.75% , 5/01/53 ...................................... 2,800,000 2,892,952
Timber Creek Southwest Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.35% , 12/15/26 .............. 245,000 237,398
Assessment Area 2 , Special Assessment , 2021 , 3% , 12/15/31 ................ 750,000 693,433
Tohoqua Community Development District ,
Phase 2 , Special Assessment , 2021 , 2.875% , 5/01/31 ...................... 215,000 204,359
Phase 2 , Special Assessment , 2021 , 3.375% , 5/01/41 ...................... 810,000 704,167
Tolomato Community Development District ,
Assessment Area , Special Assessment , 2022 B , Refunding , 3% , 5/01/32 ........ 1,500,000 1,401,032
Assessment Area , Special Assessment , 2022 C , Refunding , 3.2% , 5/01/32 ....... 1,500,000 1,420,015
Assessment Area 1 , Special Assessment , 2022-1 , 3.3% , 5/01/32 .............. 515,000 490,809
Assessment Area 2 , Special Assessment , 2022-2 , 3.3% , 5/01/32 .............. 195,000 185,840
c
Towne Park Community Development District ,
Assessment Area 3D , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ........ 410,000 395,006
Assessment Area 3D , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 ........ 1,075,000 977,924
Assessment Area 3D , Special Assessment , 144A, 2020 , 4% , 5/01/51 ........... 1,000,000 897,482
c
Towns at Woodsdale Community Development District ,
Assessments , Special Assessment , 144A, 2023 , 6.125% , 11/01/43 ............. 380,000 405,918
Assessments , Special Assessment , 144A, 2023 , 6.375% , 11/01/53 ............. 1,325,000 1,420,215
Tradition Community Development District No. 9 ,
Assessments , Special Assessment , 2021 , 2.3% , 5/01/26 .................... 200,000 195,582
Assessments , Special Assessment , 2021 , 2.7% , 5/01/31 .................... 445,000 406,859
c
Trevesta Community Development District ,
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 235,000 229,631
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.75% , 5/01/40 .......... 880,000 819,903
Triple Creek Community Development District ,
Assessment Area , Special Assessment , 2021 , 3% , 11/01/31 .................. 250,000 230,916
Assessment Area , Special Assessment , 2021 , 3.5% , 11/01/41 ................ 740,000 632,719
c
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 2.375% ,
11/01/26 ....................................................... 75,000 72,644
c
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 2.875% ,
11/01/31 ....................................................... 450,000 412,343
c
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 3.125% ,
11/01/41 ....................................................... 1,190,000 965,863
Tuckers Pointe Community Development District ,
Master Infrastructure Project , Special Assessment , 2022 , 3.625% , 5/01/32 ....... 4,500,000 4,295,006
Phase 1 Project , Special Assessment , 2022 , 3% , 5/01/27 .................... 195,000 190,201
Phase 1 Project , Special Assessment , 2022 , 3.375% , 5/01/32 ................ 565,000 531,794
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 740,000 760,882
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 500,000 514,651
Assessment Area 2 , Special Assessment , 2023 , 5.875% , 5/01/43 .............. 500,000 523,982
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. 500,000 524,775
Assessment Area 3 , Special Assessment , 2024 , 4.8% , 5/01/31 ................ 345,000 348,912
Assessment Area 3 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 1,000,000 1,024,166
Assessment Area 3 , Special Assessment , 2024 , 6% , 5/01/55 ................. 1,400,000 1,438,400

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Two Rivers East Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. $ 180,000 $ 182,829
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 2,000,000 2,086,554
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 5/01/53 .............. 3,465,000 3,589,140
Two Rivers North Community Development District ,
Special Assessment , 2022 , 4.625% , 5/01/27 ............................. 60,000 60,274
Special Assessment , 2022 , 4.875% , 5/01/32 ............................. 380,000 388,499
Two Rivers West Community Development District ,
Special Assessment , 2022 , 6% , 5/01/43 ................................. 1,055,000 1,113,342
Special Assessment , 2022 , 6.25% , 5/01/53 .............................. 1,465,000 1,547,011
Special Assessment , 2023 , 6% , 11/01/43 ................................ 1,555,000 1,639,468
Special Assessment , 2023 , 6.125% , 11/01/53 ............................. 2,145,000 2,250,660
c
Special Assessment , 144A, 2024 , 5.625% , 5/01/44 ......................... 405,000 412,122
c
Union Park East Community Development District ,
Assessment Area 3 , Special Assessment , 144A, 2021 , 2.95% , 5/01/31 .......... 60,000 55,628
Assessment Area 3 , Special Assessment , 144A, 2021 , 3.35% , 5/01/41 .......... 160,000 133,850
Varrea South Community Development District ,
Assessment Area , Special Assessment , 2023 , 5.125% , 5/01/43 ............... 1,075,000 1,110,177
Assessment Area , Special Assessment , 2023 , 5.4% , 5/01/53 ................. 1,320,000 1,366,843
V-Dana Community Development District ,
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.5% , 5/01/31 ........... 375,000 364,475
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/40 ............ 1,775,000 1,665,917
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 400,000 378,644
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 1,250,000 1,112,954
Assessment Area 2 , Special Assessment , 2023 , 4.3% , 5/01/30 ................ 875,000 885,685
Assessment Area 2 , Special Assessment , 2023 , 5.25% , 5/01/43 ............... 1,865,000 1,927,672
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/54 ................ 2,455,000 2,529,852
Veranda Community Development District II ,
Assessment Area 3 , Special Assessment , 2024 , Refunding , 5.125% , 5/01/44 ..... 1,685,000 1,733,771
Assessment Area 3 , Special Assessment , 2024 , Refunding , 5.375% , 5/01/54 ..... 3,485,000 3,564,087
c
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 2.5% , 5/01/26 .. 95,000 92,980
c
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 3.1% , 5/01/31 .. 275,000 256,757
c
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 3.6% , 5/01/41 .. 555,000 481,646
c
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 2.5% , 5/01/26 .. 50,000 48,937
c
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 3.1% , 5/01/31 .. 65,000 60,688
c
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 3.6% , 5/01/41 .. 275,000 238,653
Assessment Area 5 Phase 2 , Special Assessment , 2024 , Refunding , 5.375% ,
5/01/44 ........................................................ 1,145,000 1,181,743
Assessment Area 5 Phase 2 , Special Assessment , 2024 , Refunding , 5.625% ,
5/01/54 ........................................................ 500,000 512,641
Verano No. 2 Community Development District ,
Pod D , Special Assessment , 2024 , 5.5% , 5/01/44 .......................... 1,630,000 1,669,767
Pod D , Special Assessment , 2024 , 5.8% , 5/01/54 .......................... 1,910,000 1,955,441
c
Pod D , Special Assessment , 144A, 2024 , 5.625% , 5/01/55 ................... 195,000 197,251
Verano No. 3 Community Development District ,
Phase 1 Assessment Area , Special Assessment , 2021 , 3.375% , 5/01/41 ......... 750,000 633,639
Phase 2 Assessment Area , Special Assessment , 2022 , 6.45% , 11/01/42 ......... 1,000,000 1,078,852
Phase 2 Assessment Area , Special Assessment , 2022 , 6.625% , 11/01/52 ........ 1,475,000 1,592,494
Verano No. 4 Community Development District ,
Astor Creek Phase 1 Assessment Area , Special Assessment , 2023 , 5.375% , 5/01/43 1,020,000 1,063,030
Astor Creek Phase 1 Assessment Area , Special Assessment , 2023 , 5.625% , 5/01/53 250,000 261,049
Viera Stewardship District ,
Assessments , Special Assessment , 2021 , 2.3% , 5/01/26 .................... 400,000 390,353
Assessments , Special Assessment , 2021 , 2.8% , 5/01/31 .................... 800,000 730,807
Assessments , Special Assessment , 2021 , 3.125% , 5/01/41 .................. 1,750,000 1,424,830

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Viera Stewardship District, (continued)
Assessments , Special Assessment , 2023 , 5.5% , 5/01/54 .................... $ 2,500,000 $ 2,579,987
Village Community Development District No. 13 ,
Phase III , Special Assessment , 2021 , 2.85% , 5/01/36 ....................... 1,645,000 1,444,265
Phase III , Special Assessment , 2021 , 3% , 5/01/41 ......................... 2,425,000 2,020,820
Phase III , Special Assessment , 2021 , 3.25% , 5/01/52 ....................... 5,200,000 4,008,060
Village Community Development District No. 14 , Phase I , Special Assessment , 2022 ,
5.5% , 5/01/53 .................................................... 11,520,000 12,039,592
Villages of Glen Creek Community Development District ,
Assessment Area 3 , Special Assessment , 2022 , Refunding , 3.15% , 5/01/32 ...... 200,000 185,888
Assessment Area 3 , Special Assessment , 2022 , Refunding , 3.45% , 5/01/42 ...... 545,000 454,821
Assessment Area 3 , Special Assessment , 2022 , Refunding , 4% , 5/01/52 ........ 1,170,000 998,643
Assessment Area 4 , Special Assessment , 2022 A , 4.625% , 5/01/27 ............ 100,000 100,538
Assessment Area 4 , Special Assessment , 2022 A , 4.875% , 5/01/32 ............ 250,000 256,669
Assessment Area 4 , Special Assessment , 2022 A , 5.125% , 5/01/42 ............ 710,000 725,148
Villamar Community Development District ,
Special Assessment , 2020 , 3.2% , 5/01/30 ............................... 240,000 234,733
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 655,000 615,392
Assessment Area 5 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 425,000 445,299
Assessment Area 5 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,275,000 1,320,474
Assessment Area 6 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 670,000 695,446
Assessment Area 6 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 495,000 510,946
Phase 4 Project , Special Assessment , 2022 , 3.25% , 5/01/27 ................. 110,000 108,083
Phase 4 Project , Special Assessment , 2022 , 3.625% , 5/01/32 ................ 250,000 238,230
Phase 4 Project , Special Assessment , 2022 , 4% , 5/01/42 .................... 670,000 606,017
Waterford Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 315,000 327,780
Assessment Area 1 , Special Assessment , 2023 , 5.6% , 5/01/53 ................ 610,000 637,701
Assessment Area 2 , Special Assessment , 2024 , 4.375% , 5/01/31 .............. 250,000 250,486
Assessment Area 2 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 790,000 793,220
Waterset South Community Development District ,
Assessments , Special Assessment , 2022 , 6.1% , 5/01/53 .................... 665,000 703,732
Assessments , Special Assessment , 2024 , 5.65% , 5/01/54 ................... 1,680,000 1,742,112
Wellness Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 1,410,000 1,459,733
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 1,340,000 1,389,617
West Hillcrest Community Development District , Special Assessment , 2023 , 5.25% ,
6/15/43 ......................................................... 825,000 858,353
West Port Community Development District ,
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 2.4% , 5/01/26 .. 100,000 97,751
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 3% , 5/01/31 ... 570,000 529,486
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 3.4% , 5/01/41 .. 1,470,000 1,233,576
c
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.25% , 5/01/31 .......... 410,000 385,755
c
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.625% , 5/01/41 ......... 1,085,000 936,286
West Villages Improvement District ,
Unit of Development No. 10 Assessment Area 1 , Special Assessment , 2024 , 4.5% ,
5/01/31 ........................................................ 580,000 584,964
Unit of Development No. 10 Assessment Area 1 , Special Assessment , 2024 , 5.375% ,
5/01/44 ........................................................ 945,000 964,193
Unit of Development No. 10 Assessment Area 1 , Special Assessment , 2024 , 5.625% ,
5/01/54 ........................................................ 995,000 1,011,300
Unit of Development No. 7 , Special Assessment , 2021 , 2.5% , 5/01/26 .......... 105,000 102,716
Unit of Development No. 7 , Special Assessment , 2021 , 3.125% , 5/01/31 ........ 200,000 186,853
Unit of Development No. 7 , Special Assessment , 2021 , 3.5% , 5/01/41 .......... 800,000 681,689
Unit of Development No. 7 , Special Assessment , 2023 , 6% , 5/01/43 ............ 245,000 263,205

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
West Villages Improvement District, (continued)
Unit of Development No. 7 , Special Assessment , 2023 , 6.25% , 5/01/54 ......... $ 585,000 $ 628,447
Unit of Development No. 8 , Special Assessment , 2021 , 2.5% , 5/01/26 .......... 80,000 78,264
Unit of Development No. 8 , Special Assessment , 2021 , 3.125% , 5/01/31 ........ 525,000 489,090
Unit of Development No. 8 , Special Assessment , 2022 , 5.5% , 5/01/53 .......... 1,905,000 1,979,852
Unit of Development No. 9 , Special Assessment , 2023 , 4.625% , 5/01/30 ........ 240,000 243,976
Unit of Development No. 9 , Special Assessment , 2023 , 5.375% , 5/01/43 ........ 1,500,000 1,566,452
Unit of Development No. 9 , Special Assessment , 2023 , 5.625% , 5/01/53 ........ 2,005,000 2,094,645
Westside Haines City Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 130,000 127,245
Assessment Area 1 , Special Assessment , 2021 , 3% , 5/01/31 ................. 350,000 324,361
Assessment Area 1 , Special Assessment , 2021 , 3.25% , 5/01/41 ............... 1,000,000 824,037
Assessment Area 2 , Special Assessment , 2024 , 4.875% , 5/01/31 .............. 460,000 465,533
Assessment Area 2 , Special Assessment , 2024 , 5.75% , 5/01/44 ............... 1,575,000 1,617,674
Assessment Area 2 , Special Assessment , 2024 , 6% , 5/01/54 ................. 2,205,000 2,272,055
Westview North Community Development District ,
Special Assessment , 2022 , 5.75% , 6/15/42 .............................. 1,000,000 1,059,980
Special Assessment , 2022 , 6% , 6/15/52 ................................. 1,250,000 1,324,924
Westview South Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/28 .............. 435,000 439,168
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 1,870,000 1,925,406
Assessment Area 1 , Special Assessment , 2023 , 5.6% , 5/01/53 ................ 3,245,000 3,340,265
Assessment Area 2 , Special Assessment , 2023 , 4.75% , 5/01/28 ............... 185,000 186,521
Assessment Area 2 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 1,245,000 1,281,859
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 995,000 1,029,641
Westwood of Pasco Community Development District ,
Assessments , Special Assessment , 2023 , 5.4% , 5/01/43 .................... 500,000 518,093
Assessments , Special Assessment , 2023 , 5.625% , 5/01/53 .................. 145,000 150,048
Whispering Pines Community Development District ,
Special Assessment , 2023 , 5.375% , 5/01/43 ............................. 500,000 523,210
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 930,000 966,543
Willowbrook Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 630,000 641,885
Assessment Area 1 , Special Assessment , 2024 , 5.9% , 5/01/55 ................ 820,000 834,379
Willows Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 4.7% , 5/01/29 ................ 285,000 289,866
Assessment Area 2 , Special Assessment , 2022 , 5.625% , 5/01/42 .............. 1,440,000 1,515,111
Assessment Area 2 , Special Assessment , 2022 , 5.75% , 5/01/52 ............... 1,200,000 1,260,113
Wind Meadows South Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.4% , 5/01/26 ................ 115,000 112,429
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 250,000 231,211
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 940,000 788,236
Assessment Area 2 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 920,000 954,291
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 980,000 1,017,852
c
Winding Oaks Community Development District ,
Special Assessment , 144A, 2024 , 5.4% , 5/01/44 .......................... 315,000 319,379
Special Assessment , 144A, 2024 , 5.7% , 5/01/55 .......................... 1,125,000 1,139,508
Windsor Cay Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 1,000,000 1,051,433
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 765,000 812,051
Windward Community Development District , Special Assessment , 2020 A-1 , 3.65% ,
5/01/30 ......................................................... 130,000 126,101
Wiregrass II Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 3.125% , 5/01/30 .............. 645,000 609,540

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Wiregrass II Community Development District, (continued)
Assessment Area 1 , Special Assessment , 2020 , 3.7% , 5/01/40 ................ $ 1,680,000 $ 1,488,338
Zephyr Lakes Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 90,000 88,087
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 150,000 139,019
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 660,000 551,331
Assessment Area 2 , Special Assessment , 2021 , 4% , 5/01/51 ................. 935,000 793,771
878,103,934
Georgia 0.9%
c
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 12/01/39 1,825,000 1,622,958
Presbyterian Village Austell, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 12/01/49 10,760,000 8,767,374
c
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 B , 4.5% , 12/01/36 ................................ 10,835,000 9,716,180
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 3,800,000 4,114,108
c
George L Smith II Congress Center Authority ,
Signia Hotel Management LLC , Revenue, Second Tier , 144A, 2021 B , 5% , 1/01/36 2,500,000 2,537,781
Signia Hotel Management LLC , Revenue, Second Tier , 144A, 2021 B , 5% , 1/01/54 7,500,000 7,375,590
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/27 ...................................... 4,000,000 4,212,636
Revenue , 2007 A , 5.5% , 9/15/28 ...................................... 5,000,000 5,336,754
43,683,381
Idaho 0.3%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............
13,305,000 13,330,532
Illinois 2.1%
Illinois Finance Authority ,
c
DePaul College Prep , Revenue , 144A, 2023 A , Refunding , 5.5% , 8/01/43 ........ 500,000 543,363
c
DePaul College Prep , Revenue , 144A, 2023 A , Refunding , 5.625% , 8/01/53 ...... 2,055,000 2,203,523
c
McKinley Foundation at University of Illinois (The) , Revenue , 144A, 2021 A ,
Refunding , 5.125% , 11/01/55 ....................................... 13,560,000 11,937,600
c
McKinley Foundation at University of Illinois (The) , Revenue , 144A, 2021 B , 7% ,
11/01/37 ....................................................... 3,505,000 3,476,594
Plymouth Place Obligated Group , Revenue , 2022 A , 6.75% , 5/15/58 ........... 3,000,000 3,249,815
Westminster Village, Inc. Obligated Group , Revenue , 2018 A , Refunding , 5.25% ,
5/01/48 ........................................................ 10,000,000 9,647,049
Westminster Village, Inc. Obligated Group , Revenue , 2018 A , Refunding , 5.5% ,
5/01/53 ........................................................ 10,810,000 10,611,341
Metropolitan Pier & Exposition Authority ,
Revenue , 1996 , ETM, 7% , 7/01/26 ..................................... 2,080,000 2,161,984
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2010 B-1 ,
Refunding , AGMC Insured , Zero Cpn., 6/15/45 .......................... 18,100,000 7,723,010
State of Illinois , GO , 2022 C , 5.5% , 10/01/44 ...............................
4,645,000 5,127,392
c
Upper Illinois River Valley Development Authority ,
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding , Zero
Cpn., 12/01/44 .................................................. 62,345,000 39,564,268
Patriot Services Group Obligated Group , Revenue , 144A, 2024 B , Refunding , Zero
Cpn., 12/01/35 .................................................. 12,135,000 6,603,670

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
c
Village of Lincolnwood , North Lincoln Redevelopment Project Area , COP , 144A, 2021
A , 4.82% , 1/01/41 ................................................. $ 1,535,000 $ 1,514,712
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 , Zero
Cpn., 12/31/38 .................................................... 1,815,000 1,508,314
105,872,635
Indiana 0.5%
c
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 144A, 2020 A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,417,515
c
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 4,465,000 3,887,669
c
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 3,996,084
c
City of Valparaiso , Green Oaks of Valparaiso LLC , Revenue , 144A, 2021 , 5.375% ,
12/01/41 ........................................................ 4,650,000 3,922,051
Indiana Finance Authority ,
SFP-PUFW I LLC , Revenue , 2024 C , 5.75% , 7/01/64 ....................... 1,730,000 1,708,638
University of Evansville , Revenue , 2022 B , 7% , 9/01/32 ..................... 3,765,000 3,634,568
c
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
144A, 2021 A , 5.25% , 4/01/41 ........................................ 4,750,000 4,236,489
23,803,014
Iowa 0.2%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2018 A , 5% , 5/15/48 .... 2,090,000 2,064,358
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 1,000,000 1,130,577
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.25% ,
5/15/38 ........................................................ 1,500,000 1,717,777
Northcrest Obligated Group , Revenue , 2018 A , 5% , 3/01/48 .................. 7,500,000 7,468,781
12,381,493
Kansas 0.0%
†
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 .
1,335,000 1,337,211
Kentucky 0.4%
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier , 2013 C , 6.6% , 7/01/39 ............................... 10,000,000 11,761,670
Revenue, First Tier , 2013 C , 6.75% , 7/01/43 .............................. 5,000,000 5,876,461
17,638,131
Louisiana 1.3%
Juban Trails Community Development District ,
Special Assessment , 2022 , 3.375% , 6/01/27 ............................. 15,000 14,621
Special Assessment , 2022 , 4.25% , 6/01/51 .............................. 1,235,000 1,096,187
Lakeshore Villages Master Community Development District ,
Special Assessment , 2021 , 2.375% , 6/01/26 ............................. 190,000 184,670
Special Assessment , 2021 , 2.875% , 6/01/31 ............................. 695,000 626,987
Special Assessment , 2021 , 3.2% , 6/01/41 ............................... 2,730,000 2,259,471
Special Assessment , 2021 , 4% , 6/01/51 ................................. 2,035,000 1,711,175
Special Assessment , 2022 , 5.375% , 6/01/42 ............................. 730,000 750,099
Special Assessment , 2022 , 5.5% , 6/01/52 ............................... 1,425,000 1,465,562
c
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA , Revenue , 144A, 2018 , 5.375% , 11/01/38 ........................ 1,525,000 1,606,430
Parish of Lafourche , Revenue , 144A, 2019 , 3.95% , 11/01/43 ................. 1,711,581 1,636,660
Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ................... 5,105,000 5,143,165

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
c
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
Parish of Vermilion , Revenue , 144A, 2019 , 4.625% , 11/01/38 ................. $ 1,455,000 $ 1,493,434
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 5,000,000 5,037,915
Patriot Services Group Obligated Group , Revenue , 144A, 2024 B , Refunding , Zero
Cpn., 12/01/35 .................................................. 12,800,000 6,965,552
Terrebonne Parish Consolidated Government , Revenue , 144A, 2018 , 5.5% , 11/01/39 1,190,000 1,251,831
c
Louisiana Public Facilities Authority ,
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.375% , 1/01/40 5,000,000 4,783,213
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 4,500,000 4,138,990
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-2 , 7% , 1/01/57 ... 10,000,000 8,997,185
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ...
13,990,000 14,019,457
St. Tammany Parish Finance Authority ,
Christwood Obligated Group , Revenue , 2014 , Refunding , 5.25% , 11/15/29 ....... 1,200,000 1,200,450
Christwood Obligated Group , Revenue , 2014 , Refunding , 5.25% , 11/15/37 ....... 1,650,000 1,646,882
66,029,936
Maryland 0.2%
County of Frederick ,
Oakdale-Lake Linganore Development District , Special Tax , 2019 , Refunding , 3.25% ,
7/01/29 ........................................................ 750,000 723,883
Oakdale-Lake Linganore Development District , Special Tax , 2019 , Refunding , 3.75% ,
7/01/39 ........................................................ 1,410,000 1,297,708
Urbana Community Development Authority , Special Tax , 2020 B , Refunding , 4% ,
7/01/40 ........................................................ 315,000 305,463
c
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 8,500,000 8,770,611
11,097,665
Massachusetts 0.0%
†
c
Massachusetts Development Finance Agency ,
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/54 .................. 1,200,000 1,225,610
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/60 .................. 1,100,000 1,115,023
2,340,633
Michigan 0.4%
City of Detroit , Great Lakes Water Authority Sewage Disposal System , Revenue,
Second Lien , 2006 B , NATL Insured , 5% , 7/01/36 .......................... 15,000 15,022
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 .................................
1,115,000 1,117,180
Kalamazoo Economic Development Corp. ,
c
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/31 .................................................... 700,000 689,772
c
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/51 .................................................... 3,015,000 2,538,573
Heritage Community of Kalamazoo Obligated Group , Revenue , 2020 A , 5% , 5/15/43 1,120,000 1,093,597
Heritage Community of Kalamazoo Obligated Group , Revenue , 2020 A , 5% , 5/15/55 8,860,000 8,171,859
c
Michigan Finance Authority , Revenue , 144A, 2014 , 6.75% , 7/01/44 .............. 1,695,000 1,678,707
c
Michigan Strategic Fund ,
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/31 .................................................... 570,000 561,672
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/41 .................................................... 895,000 814,518
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/51 .................................................... 1,380,000 1,161,934

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue , 2007 B , Zero Cpn., 6/01/52 ......................... $ 26,990,000 $ 3,592,520
21,435,354
Minnesota 0.1%
City of Minneapolis ,
Ecumen Mill City Quarter LLC , Revenue , 2015 , 5.25% , 11/01/45 .............. 2,800,000 2,679,986
Ecumen Mill City Quarter LLC , Revenue , 2015 , 5.375% , 11/01/50 .............. 1,000,000 965,398
c
Scott County Community Development Agency , Spero BP Senior LLC , Revenue , 144A,
2022 B , 6.25% , 8/01/37 ............................................. 590,000 590,977
4,236,361
Mississippi 0.4%
c
Mississippi Development Bank ,
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/34 900,000 829,049
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/36 850,000 761,655
c
Mississippi Home Corp. ,
Patriot Services Group Obligated Group , Revenue , 144A, 2024-2 A-2 , Refunding ,
Zero Cpn., 12/01/44 .............................................. 14,500,000 9,201,730
Patriot Services Group Obligated Group , Revenue , 144A, 2024-2 B , Refunding , Zero
Cpn., 12/01/35 .................................................. 12,850,000 6,992,762
17,785,196
Missouri 0.3%
Cape Girardeau County Industrial Development Authority , Mercy Health , Revenue ,
2016 A , Refunding , 6% , 3/01/33 ....................................... 3,580,000 3,656,496
City of Maryland Heights , Westport Plaza Redevelopment Area , Tax Allocation , 2020 ,
4.125% , 11/01/38 .................................................. 2,500,000 2,457,037
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group , Revenue ,
2017 A , Refunding , 5.25% , 5/15/42 ................................... 1,000,000 947,451
Ashfield Active Living & Wellness Communities, Inc. Obligated Group , Revenue ,
2017 A , Refunding , 5.25% , 5/15/50 ................................... 3,500,000 3,138,593
Stoddard County Industrial Development Authority , Mercy Health , Revenue , 2016 B ,
Refunding , 6% , 3/01/37 ............................................. 3,450,000 3,525,833
13,725,410
Nevada 1.0%
City of Henderson ,
Local Improvement District No. T-16 , Special Assessment , 2005 , 5.125% , 3/01/25 . 255,000 254,598
Local Improvement District No. T-18 , Special Assessment , 2016 , Refunding , 4% ,
9/01/32 ........................................................ 1,675,000 1,628,129
City of Las Vegas ,
Special Improvement District No. 610 , Special Assessment , 2018 , 5% , 6/01/48 .... 7,280,000 7,380,093
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/33 .... 180,000 173,364
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/34 .... 185,000 176,867
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/35 .... 185,000 175,326
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/40 .... 440,000 404,434
Special Improvement District No. 612 Skye Hills , Special Assessment , 2020 , 3.5% ,
6/01/35 ........................................................ 200,000 181,459
Special Improvement District No. 612 Skye Hills , Special Assessment , 2020 , 4% ,
6/01/50 ........................................................ 965,000 817,685
Special Improvement District No. 812 , Special Assessment , 2015 , 5% , 12/01/30 ... 1,495,000 1,514,992
Special Improvement District No. 812 , Special Assessment , 2015 , 5% , 12/01/35 ... 945,000 955,932
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/39 .... 425,000 406,950

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
City of Las Vegas, (continued)
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/44 .... $ 690,000 $ 630,366
Special Improvement District No. 815 , Special Assessment , 2020 , 4.75% , 12/01/40 965,000 965,264
Special Improvement District No. 816 , Special Assessment , 2021 , 2.75% , 6/01/33 . 520,000 456,411
Special Improvement District No. 816 , Special Assessment , 2021 , 2.75% , 6/01/36 . 820,000 681,472
Special Improvement District No. 816 , Special Assessment , 2021 , 3% , 6/01/41 .... 635,000 507,956
Special Improvement District No. 816 , Special Assessment , 2021 , 3.125% , 6/01/51 1,410,000 1,035,493
c
City of North Las Vegas ,
Special Improvement District No. 66 , Special Assessment , 144A, 2022 , 5.75% ,
6/01/47 ........................................................ 1,585,000 1,618,374
Special Improvement District No. 66 , Special Assessment , 144A, 2022 , 6% , 6/01/52 1,785,000 1,843,724
c
City of Reno , Sales Tax , Revenue , 144A, 2018 C , Refunding , Zero Cpn., 7/01/58 .... 12,500,000 1,906,375
County of Clark ,
Special Improvement District No. 128 , Special Assessment , 2001-2007 , 5% , 2/01/26 535,000 536,154
Special Improvement District No. 128 , Special Assessment , 2001-2007 , 5.05% ,
2/01/31 ........................................................ 980,000 982,114
Special Improvement District No. 159 , Special Assessment , 2015 , 5% , 8/01/35 .... 1,975,000 1,990,221
Henderson Local Improvement Districts ,
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 3% , 9/01/36 ............................... 315,000 266,990
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 3.5% , 9/01/45 .............................. 745,000 599,484
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 4% , 9/01/51 ............................... 495,000 434,565
Local Improvement District No. T-22 , Special Assessment , 2023 , 5% , 3/01/38 ..... 775,000 792,063
Local Improvement District No. T-22 , Special Assessment , 2023 , 5% , 3/01/43 ..... 995,000 1,000,225
Local Improvement District No. T-22 , Special Assessment , 2023 , 5.25% , 3/01/48 .. 995,000 1,006,081
Local Improvement District No. T-22 , Special Assessment , 2023 , 5.25% , 3/01/53 .. 300,000 302,110
State of Nevada Department of Business & Industry ,
g
Desertxpress Enterprises LLC , Revenue , 2020 A-4 , Mandatory Put , 8.125% , 8/15/25 13,150,000 13,550,633
c,d
Fulcrum Sierra Biofuels LLC , Revenue , 144A, 2017 , 5.875% , 12/15/27 .......... 7,864,041 2,296,300
c,d
Fulcrum Sierra Biofuels LLC , Revenue , 144A, 2017 , 6.25% , 12/15/37 ........... 8,654,121 2,527,004
49,999,208
New Hampshire 0.2%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC , Revenue , 2020 A , 3.75% , 8/15/30 ............... 100,000 98,272
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.125% , 8/15/40 .............. 2,545,000 2,364,869
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.25% , 8/15/46 ............... 2,860,000 2,588,260
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.5% , 8/15/55 ................ 5,940,000 5,322,021
10,373,422
New Jersey 1.3%
New Jersey Economic Development Authority ,
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/47 .......... 2,200,000 2,200,768
United Airlines, Inc. , Revenue , 2003 , 5.5% , 6/01/33 ........................ 8,480,000 8,536,957
c,d
White Horse HMT Urban Renewal LLC , Revenue , 144A, 2020 , 5% , 1/01/40 ...... 3,000,000 2,014,323
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2008
A , Zero Cpn., 12/15/38 .............................................. 46,750,000 27,559,910
Tobacco Settlement Financing Corp. ,
Revenue , 2018 A , Refunding , 5.25% , 6/01/46 ............................. 7,000,000 7,211,499
Revenue , 2018 B , Refunding , 5% , 6/01/46 ............................... 16,000,000 16,080,515
63,603,972

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Mexico 0.0%
†
Lower Petroglyphs Public Improvement District ,
Special Tax , 2018 , Refunding , 5% , 10/01/33 .............................. $ 500,000 $ 500,594
Special Tax , 2018 , Refunding , 5% , 10/01/38 .............................. 450,000 450,219
Special Tax , 2018 , Refunding , 5% , 10/01/48 .............................. 1,205,000 1,207,084
2,157,897
New York 3.1%
Metropolitan Transportation Authority ,
Revenue , 2016 A-1 , 5.25% , 11/15/56 ................................... 4,765,000 4,816,612
Revenue , 2020 C-1 , 4.75% , 11/15/45 ................................... 13,220,000 13,681,098
Revenue , 2020 C-1 , 5% , 11/15/50 ..................................... 10,000,000 10,404,466
Revenue , 2020 C-1 , 5.25% , 11/15/55 ................................... 29,500,000 31,039,157
Revenue , 2020 D , 4% , 11/15/50 ....................................... 11,500,000 11,240,236
New York Liberty Development Corp. ,
c
3 World Trade Center LLC , Revenue , 144A, 2014 , 2 , Refunding , 5.375% , 11/15/40 . 7,500,000 7,505,973
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 23,000,000 26,855,198
New York Transportation Development Corp. ,
American Airlines, Inc. , Revenue , 2020 , Refunding , 5.375% , 8/01/36 ........... 5,000,000 5,274,663
Laguardia Gateway Partners LLC , Revenue , 2016 A , 5% , 7/01/46 ............. 13,505,000 13,505,236
c
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , Zero Cpn.,
8/15/45 ......................................................... 56,000,000 16,890,227
Suffolk Regional Off-Track Betting Co. ,
Revenue , 2024 , 5.75% , 12/01/44 ...................................... 5,000,000 5,224,810
Revenue , 2024 , 6% , 12/01/53 ........................................ 7,175,000 7,531,927
153,969,603
North Dakota 0.1%
County of Burleigh ,
University of Mary , Revenue , 2016 , 5.1% , 4/15/36 ......................... 3,550,000 3,567,485
University of Mary , Revenue , 2016 , 5.2% , 4/15/46 ......................... 3,130,000 3,113,815
a ,c ,d
County of Grand Forks ,
Red River Biorefinery LLC , Revenue , 144A, 2021 A , 6.625% , 12/15/31 .......... 2,875,000 —
Red River Biorefinery LLC , Revenue , 144A, 2021 A , 7% , 12/15/43 ............. 14,000,000 —
6,681,300
Ohio 2.9%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. 18,360,000 16,837,139
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 4,794,892
Cleveland-Cuyahoga County Port Authority ,
c
Flats East Bank TIF District , Tax Allocation , 144A, 2021 B , Refunding , 4.5% , 12/01/55 1,500,000 1,330,817
c
Flats East Bank TIF District , Tax Allocation, Senior Lien , 144A, 2021 A , Refunding ,
4% , 12/01/55 ................................................... 1,150,000 981,023
Playhouse Square Foundation , Revenue , 2018 , Refunding , 5.25% , 12/01/38 ..... 700,000 722,109
Playhouse Square Foundation , Revenue , 2018 , Refunding , 5.5% , 12/01/43 ...... 700,000 719,063
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 9,130,221
County of Franklin ,
Wesley Communities Obligated Group , Revenue , 2020 , Refunding , 5.25% , 11/15/40 2,910,000 2,970,994
Wesley Communities Obligated Group , Revenue , 2020 , Refunding , 5.25% , 11/15/55 8,800,000 8,680,450
County of Washington ,
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2022 , Refunding ,
6.625% , 12/01/42 ................................................ 10,000,000 11,195,211

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Washington, (continued)
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2022 , Refunding , 6.75% ,
12/01/52 ....................................................... $ 17,000,000 $ 19,027,063
Ohio Higher Educational Facility Commission ,
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,360,000 1,370,504
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,205,000 1,205,616
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,570,000 2,518,707
Ohio Housing Finance Agency ,
Revenue , 2023 C , 8% , 8/01/34 ........................................ 1,000,000 1,038,980
c
Middletown Phase Two LP , Revenue , 144A, 2023 C , 8% , 9/01/39 .............. 1,400,000 1,492,690
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 40,533,581
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2015 , Refunding , 5% ,
12/01/35 ....................................................... 1,000,000 960,214
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2015 , Refunding , 5% ,
12/01/43 ....................................................... 1,000,000 928,171
c
State of Ohio ,
Aultman Health Foundation Obligated Group , Revenue , 144A, 2018 , Refunding , 5% ,
12/01/38 ....................................................... 5,000,000 5,002,047
Aultman Health Foundation Obligated Group , Revenue , 144A, 2018 , Refunding , 5% ,
12/01/48 ....................................................... 15,195,000 14,666,890
146,106,382
Oklahoma 0.1%
Tulsa County Industrial Authority ,
Montereau Obligated Group , Revenue , 2017 , Refunding , 5.25% , 11/15/37 ....... 1,000,000 1,021,329
Montereau Obligated Group , Revenue , 2017 , Refunding , 5.25% , 11/15/45 ....... 6,500,000 6,584,821
7,606,150
Oregon 0.3%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.125% , 11/15/40 . 500,000 506,195
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.25% , 11/15/50 .. 1,250,000 1,254,706
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.375% , 11/15/55 . 1,500,000 1,506,649
Polk County Hospital Facility Authority , Dallas Mennonite Retirement Community
Obligated Group , Revenue , 2020 A , 5.125% , 7/01/55 ....................... 3,500,000 3,449,321
Yamhill County Hospital Authority ,
Friendsview Manor Obligated Group , Revenue , 2016 A , Refunding , 5% , 11/15/51 .. 4,325,000 3,808,043
Friendsview Manor Obligated Group , Revenue , 2021 A , Refunding , 5% , 11/15/56 .. 6,115,000 5,296,207
15,821,121
Pennsylvania 2.2%
c
Allentown Neighborhood Improvement Zone Development Authority ,
Center City Investment Corp. , Revenue , 144A, 2018 , 5.375% , 5/01/42 .......... 5,000,000 5,047,509
Center City Investment Corp. , Revenue , 144A, 2022 , 5.25% , 5/01/42 ........... 6,070,000 6,133,978
Berks County Municipal Authority (The) ,
Tower Health Obligated Group , Revenue , 2024 A-1 , 8% , 6/30/34 .............. 2,083,000 2,162,064
Tower Health Obligated Group , Revenue , 2024 A-2 , 6% , 6/30/34 .............. 1,045,000 1,133,288
Tower Health Obligated Group , Revenue , 2024 A-3 , 5% , 6/30/39 .............. 13,996,000 13,938,828
Tower Health Obligated Group , Revenue , 2024 B-1 , Zero Cpn., 6/30/44 ......... 6,993,000 5,048,879
c
Chester County Industrial Development Authority ,
Borough of Phoenixville Steelpointe Neighborhood Improvement District , Special
Assessment , 144A, 2020 , 4.75% , 3/01/50 .............................. 4,215,000 3,739,052

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
c
Chester County Industrial Development Authority, (continued)
Woodlands at Greystone Neighborhood Improvement District , Special Assessment ,
144A, 2018 , 5% , 3/01/38 ........................................... $ 225,000 $ 225,489
Woodlands at Greystone Neighborhood Improvement District , Special Assessment ,
144A, 2018 , 5.125% , 3/01/48 ....................................... 900,000 887,087
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 4,000,000 3,785,286
c
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
B , 7.25% , 3/01/50 ................................................. 4,495,000 4,223,186
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/38 ... 1,000,000 1,007,918
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/43 ... 1,200,000 1,189,830
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/48 ... 4,600,000 4,438,025
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/53 ... 3,050,000 2,889,333
Menno-Haven, Inc. Obligated Group , Revenue , 2019 , 5% , 12/01/54 ............ 1,000,000 943,733
Lancaster County Hospital Authority ,
Brethren Village Obligated Group , Revenue , 2017 , Refunding , 5.125% , 7/01/37 ... 1,055,000 1,062,677
Brethren Village Obligated Group , Revenue , 2017 , Refunding , 5.25% , 7/01/41 .... 3,580,000 3,596,105
Lehigh County Industrial Development Authority ,
Seven Generations Charter School , Revenue , 2021 A , 4% , 5/01/31 ............ 665,000 645,550
Seven Generations Charter School , Revenue , 2021 A , 4% , 5/01/51 ............ 2,385,000 1,967,437
Pennsylvania Turnpike Commission ,
Revenue , B-2 , Zero Cpn., 12/01/37 .................................... 20,000,000 19,747,352
Revenue , B-2 , Zero Cpn., 12/01/40 .................................... 25,075,000 24,528,139
Philadelphia Authority for Industrial Development , Evangelical Services for the Aging
Obligated Group , Revenue , A , Refunding , 5% , 7/01/49 ...................... 3,000,000 2,913,102
111,253,847
South Carolina 1.4%
County of Dorchester , Summers Corner Improvement District , Special Assessment ,
2023 , 5.5% , 10/01/51 ............................................... 2,110,000 2,128,005
c
Greenville Housing Authority , Revenue , 144A, 2023 B , 8.375% , 5/01/47 .......... 10,600,000 10,690,739
South Carolina Jobs-Economic Development Authority ,
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5.75% , 11/15/54 ... 2,000,000 2,152,196
c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 14,400,000 11,787,707
c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 25,550,000 19,750,091
c
FAH Pelham LLC , Revenue , 144A, 2023 B , II , 7.5% , 8/01/47 ................. 9,565,000 9,803,563
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2017 , 5% ,
4/01/52 ........................................................ 1,750,000 1,747,289
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 4/01/48 ............................................ 3,500,000 3,502,044
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2018 A ,
Refunding , 5.25% , 4/01/53 ......................................... 11,000,000 11,051,796
72,613,430
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village , Revenue , 2016 , Refunding , 5% , 11/01/46 ............... 7,110,000 6,677,348
Dow Rummel Village , Revenue , 2017 , 5% , 11/01/42 ........................ 2,000,000 1,933,296
8,610,644
Tennessee 1.4%
c
Cleveland Housing Authority ,
Cleveland Forward Phase One LLC , Revenue , 144A, 2022 B , 6.25% , 4/01/41 .... 1,000,000 1,019,297
Cleveland Forward Phase Two LLC , Revenue , 144A, 2022 B , 6.25% , 4/01/41 .... 1,000,000 1,019,296

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Johnson City Health & Educational Facilities Board ,
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , Zero
Cpn., 7/01/27 ................................................... $ 19,365,000 $ 17,620,978
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , Zero
Cpn., 7/01/28 ................................................... 19,400,000 16,997,254
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , Zero
Cpn., 7/01/29 ................................................... 19,365,000 16,301,641
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , Zero
Cpn., 7/01/30 ................................................... 19,370,000 15,639,745
68,598,211
Texas 11.5%
c
Arlington Higher Education Finance Corp. , BASIS Texas Charter Schools, Inc. ,
Revenue , 144A, 2024 , 4.875% , 6/15/59 ................................. 1,000,000 1,000,334
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 .........
7,500,000 6,378,629
Central Texas Regional Mobility Authority ,
Revenue , 2010 , Zero Cpn., 1/01/35 .................................... 3,000,000 2,035,052
Revenue , 2010 , Zero Cpn., 1/01/37 .................................... 2,500,000 1,524,194
Revenue , 2010 , Zero Cpn., 1/01/38 .................................... 2,405,000 1,393,946
Revenue , 2010 , Zero Cpn., 1/01/39 .................................... 2,545,000 1,390,422
c
City of Anna ,
Hurricane Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.75% , 9/01/42 .............................. 972,000 1,032,089
Hurricane Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 9/01/52 ................................ 1,907,000 1,967,070
Meadow Vista Public Improvement District Improvement Area 1 , Special Assessment ,
144A, 2024 , 5.5% , 9/15/44 ......................................... 850,000 860,512
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.75% , 9/15/31 .............................. 300,000 279,799
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/15/41 ................................ 867,000 790,196
Sherley Tract Public Improvement District No. 2 Major Improvement Area , Special
Assessment , 144A, 2021 , 4.5% , 9/15/31 ............................... 101,000 97,180
Sherley Tract Public Improvement District No. 2 Major Improvement Area , Special
Assessment , 144A, 2021 , 5% , 9/15/51 ................................ 503,000 502,442
Woods at Lindsey Place (The) Public Improvement District Area 1 , Special
Assessment , 144A, 2023 , 5.625% , 9/15/43 ............................. 751,000 784,727
Woods at Lindsey Place (The) Public Improvement District Area 1 , Special
Assessment , 144A, 2023 , 5.875% , 9/15/53 ............................. 1,075,000 1,125,701
c
City of Aubrey ,
Aubrey Public Improvement District No. 1 , Special Assessment , 144A, 2023 , 5.875% ,
9/01/43 ........................................................ 1,075,000 1,107,303
Aubrey Public Improvement District No. 1 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ 1,600,000 1,646,859
Jackson Ridge Public Improvement District Phase No. 3B , Special Assessment ,
144A, 2022 , 5.25% , 9/01/32 ........................................ 775,000 808,793
Jackson Ridge Public Improvement District Phase No. 3B , Special Assessment ,
144A, 2022 , 6% , 9/01/45 ........................................... 1,803,000 1,930,502
c
City of Boyd ,
Public Improvement District No. 1 Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 5.125% , 9/15/43 ....................................... 690,000 704,438
Public Improvement District No. 1 Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 5.5% , 9/15/53 ......................................... 1,408,000 1,442,764
City of Celina ,
c
Special Assessment , 144A, 2024 , 5.5% , 9/01/44 .......................... 470,000 486,093
c
Special Assessment , 144A, 2024 , 5.75% , 9/01/54 ......................... 1,300,000 1,353,021

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
c
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 ,
5.75% , 9/01/43 .................................................. $ 767,000 $ 782,935
c
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ 1,764,000 1,804,684
c
Creeks of Legacy Public Improvement District Phase No. 3 , Special Assessment ,
144A, 2020 , 4.25% , 9/01/40 ........................................ 230,000 214,945
c
Cross Creek Meadows Public Improvement District Area No. 1 , Special Assessment ,
144A, 2023 , 4.5% , 9/01/30 ......................................... 501,000 504,531
c
Cross Creek Meadows Public Improvement District Area No. 1 , Special Assessment ,
144A, 2023 , 5.375% , 9/01/43 ....................................... 1,624,000 1,665,772
c
Cross Creek Meadows Public Improvement District Area No. 1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,741,000 1,779,244
c
Cross Creek Meadows Public Improvement District Major Improvement Area Project ,
Special Assessment , 144A, 2023 , 5% , 9/01/30 .......................... 350,000 352,648
c
Cross Creek Meadows Public Improvement District Major Improvement Area Project ,
Special Assessment , 144A, 2023 , 6.125% , 9/01/53 ....................... 1,549,000 1,598,724
c
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
4.75% , 9/01/31 .................................................. 175,000 173,655
c
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
5.25% , 9/01/41 .................................................. 370,000 373,946
c
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
5.5% , 9/01/50 ................................................... 500,000 508,163
c
Edgewood Creek Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2021 , 4.25% , 9/01/41 ........................................ 500,000 465,293
c
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 , 2.75% ,
9/01/27 ........................................................ 197,000 184,684
c
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 ,
3.125% , 9/01/32 ................................................. 231,000 200,928
c
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 ,
3.375% , 9/01/42 ................................................. 866,000 691,066
c,h
Mosaic Public Improvement District Area No. 2 , Special Assessment , 144A, 2024 ,
4.5% , 9/01/31 ................................................... 500,000 502,655
c,h
Mosaic Public Improvement District Area No. 2 , Special Assessment , 144A, 2024 ,
5.125% , 9/01/44 ................................................. 1,495,000 1,510,464
c,h
Mosaic Public Improvement District Area No. 2 , Special Assessment , 144A, 2024 ,
5.5% , 9/01/54 ................................................... 2,500,000 2,562,247
c
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
4.375% , 9/01/30 ................................................. 405,000 407,791
c
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
5.125% , 9/01/43 ................................................. 1,225,000 1,249,822
c
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
5.5% , 9/01/53 ................................................... 1,851,000 1,910,052
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 4.375% , 9/01/30 ............................................ 336,000 338,410
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 5.375% , 9/01/43 ............................................ 812,000 832,308
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 5.625% , 9/01/52 ............................................ 1,005,000 1,033,653
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2024 , 5.25% , 9/01/52 ............................................. 100,000 101,174
c
North Sky Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2023 , 4.875% , 9/01/30 ....................................... 228,000 229,966
c
North Sky Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2023 , 6.125% , 9/01/52 ....................................... 999,000 1,025,492
c
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 3.5% , 9/01/26 .......... 176,000 173,482

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
c
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 4% , 9/01/31 ........... $ 473,000 $ 458,972
c
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 4.25% , 9/01/41 ......... 2,015,000 1,881,710
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 2.75% , 9/01/26 .............................. 114,000 110,760
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 3.25% , 9/01/31 .............................. 150,000 139,486
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 3.5% , 9/01/41 ............................... 1,205,000 1,039,859
c
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.5% , 9/01/43 1,500,000 1,540,327
c
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.75% , 9/01/53 2,000,000 2,057,772
c
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 3.25% , 9/01/27 ........................................ 227,000 216,365
c
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 3.625% , 9/01/32 ....................................... 336,000 305,580
c
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 4.125% , 9/01/51 ....................................... 1,033,000 899,540
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2020 , 4.125% , 9/01/50 ....................... 1,787,000 1,564,579
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 2.875% , 9/01/27 ....................... 68,000 64,598
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 3.25% , 9/01/32 ........................ 250,000 225,467
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 3.5% , 9/01/42 ......................... 1,175,000 992,826
c
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 4.75% , 9/01/30 .............................. 491,000 496,745
c
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.5% , 9/01/42 ............................... 1,169,000 1,206,202
c
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/52 .............................. 1,494,000 1,544,275
c
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 5.5% , 9/01/30 ............................... 234,000 236,703
c
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 6.25% , 9/01/42 .............................. 801,000 825,682
c
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 6.5% , 9/01/52 ............................... 1,300,000 1,342,366
c
Wells North Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/01/40 ........................................................ 425,000 372,986
c
Wells North Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 498,000 427,047
c
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 3.125% ,
9/01/30 ........................................................ 150,000 140,500
c
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/40 ........................................................ 350,000 320,427
c
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 965,000 827,511
c
Wells South Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2021 , 3% , 9/01/31 .......................... 158,000 142,668
c
Wells South Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2021 , 3.375% , 9/01/41 ....................... 379,000 318,863
c
Wells South Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 5.5% , 9/01/42 ......................... 490,000 510,187
c
Wells South Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 5.625% , 9/01/52 ....................... 1,314,000 1,360,671

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Corpus Christi ,
Whitecap Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2024 , 5.375% , 9/15/31 .................................. $ 350,000 $ 353,768
Whitecap Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2024 , 6.125% , 9/15/44 .................................. 1,150,000 1,172,959
Whitecap Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2024 , 6.5% , 9/15/54 .................................... 2,000,000 2,046,901
c
City of Crandall ,
Cartwright Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/15/31 ................................ 409,000 405,462
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.75% , 9/15/31 .............................. 161,000 162,270
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5% , 9/15/41 ................................ 1,144,000 1,144,403
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.25% , 9/15/51 .............................. 750,000 753,036
River Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/32 ............................... 528,000 553,304
River Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 6.125% , 9/15/52 ............................. 5,000,000 5,284,581
River Ridge Public Improvement District Single-Family Major Improvement Area ,
Special Assessment , 144A, 2022 , 6.125% , 9/15/32 ....................... 232,000 245,426
River Ridge Public Improvement District Single-Family Major Improvement Area ,
Special Assessment , 144A, 2022 , 6.75% , 9/15/52 ........................ 1,750,000 1,873,769
c
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue , 144A, 2022 B , Zero
Cpn., 12/01/62 .................................................... 173,330,000 12,492,084
c
City of Dayton ,
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Junior Lien , 144A, 2022 B , 5.75% , 9/01/52 ................... 1,424,000 1,411,440
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2022 A , 4.875% , 9/01/32 .................. 269,000 275,362
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2022 A , 5.125% , 9/01/42 .................. 764,000 779,140
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Junior Lien , 144A, 2024 B , 6.25% , 9/01/54 ................... 1,225,000 1,239,489
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.375% , 9/01/44 .................. 608,000 611,339
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.75% , 9/01/54 ................... 866,000 877,221
c
City of Decatur , Vista Park Public Improvement District No. 1 Improvement Area No. 1 ,
Special Assessment , 144A, 2023 , 6.875% , 9/15/54 ......................... 2,160,000 2,249,128
c
City of DeSoto , Danieldale Homestead Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2023 , 5.5% , 9/15/50 ..................... 1,430,000 1,467,266
c
City of Dorchester ,
Cottonwood Public improvement District Major Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 6% , 9/15/44 ................................ 1,000,000 1,001,896
Cottonwood Public improvement District Major Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 6.25% , 9/15/54 .............................. 1,500,000 1,498,720
c
City of Dripping Springs ,
Heritage Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 4.5% , 9/01/30 ......................................... 373,000 377,021
Heritage Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,219,000 1,247,610
Heritage Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5% , 9/01/44 ........................................... 646,000 645,873

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Dripping Springs, (continued)
Heritage Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.25% , 9/01/54 ........................................ $ 565,000 $ 559,529
c
City of Elmendorf ,
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.375% , 9/01/31 ............................. 398,000 365,652
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.75% , 9/01/41 .............................. 1,205,000 1,014,840
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/01/51 ................................ 1,172,000 967,581
c
City of Fate ,
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 2.75% , 8/15/26 ........................................ 200,000 193,725
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 3.375% , 8/15/31 ....................................... 711,000 659,273
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 3.75% , 8/15/41 ........................................ 1,871,000 1,630,387
Monterra Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.375% , 8/15/44 ....................................... 800,000 809,329
Monterra Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.75% , 8/15/54 ........................................ 1,350,000 1,374,619
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.375% , 8/15/30 ............................. 125,000 115,305
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.875% , 8/15/40 ............................. 691,000 601,707
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.125% , 8/15/50 ............................. 994,000 866,586
Williamsburg East Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.875% , 8/15/42 ............................. 1,617,000 1,655,313
Williamsburg East Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 8/15/52 ................................ 2,500,000 2,594,399
Williamsburg East Public Improvement District Major Improvement Area , Revenue ,
144A, 2020 , 4.125% , 8/15/30 ....................................... 515,000 493,111
Williamsburg East Public Improvement District Major Improvement Area , Revenue ,
144A, 2020 , 4.625% , 8/15/40 ....................................... 1,163,000 1,095,827
Williamsburg East Public Improvement District Major Improvement Area , Revenue ,
144A, 2020 , 4.875% , 8/15/50 ....................................... 1,772,000 1,674,505
Williamsburg Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.25% , 8/15/42 .................................................. 1,204,000 1,126,628
Williamsburg Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.375% , 8/15/52 ................................................. 1,100,000 987,876
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 4.25% , 8/15/30 ........................................ 275,000 275,921
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 5.125% , 8/15/43 ....................................... 537,000 539,383
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 5.375% , 8/15/53 ....................................... 1,287,000 1,295,715
c
City of Ferris ,
Woodstone Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.375% , 9/01/32 ............................. 761,000 693,207
Woodstone Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.75% , 9/01/42 .............................. 1,259,000 1,040,224
c
City of Fort Worth ,
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5% , 9/01/27 ................................................ 870,000 873,598
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5% , 9/01/32 ................................................ 1,270,000 1,273,137

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Fort Worth, (continued)
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5.125% , 9/01/37 ............................................ $ 1,650,000 $ 1,645,592
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/27 ........................................... 740,000 742,262
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/32 ........................................... 1,530,000 1,532,222
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/37 ........................................... 1,975,000 1,941,436
c
City of Georgetown ,
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
3.875% , 9/15/32 ................................................. 409,000 389,857
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
4.125% , 9/15/42 ................................................. 1,060,000 976,604
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
4.25% , 9/15/47 .................................................. 716,000 651,978
c
City of Haslet ,
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 2.625% , 9/01/26 ....................................... 191,000 183,852
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 3.25% , 9/01/31 ........................................ 150,000 134,609
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 3.625% , 9/01/41 ....................................... 1,271,000 1,054,851
City of Horseshoe Bay ,
Escondido Public Improvement District , Special Assessment , 2020 , Refunding , 3% ,
10/01/30 ....................................................... 496,000 453,191
Escondido Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 10/01/33 ................................................. 431,000 383,301
i
City of Houston , Airport System, United Airlines, Inc. , Revenue , 2024 B , 5.5% , 7/15/38 3,400,000 3,681,110
c
City of Huntsville ,
Reserves of Huntsville Public Improvement District (The) , Special Assessment , 144A,
2024 , 5.375% , 9/15/44 ............................................ 775,000 791,854
Reserves of Huntsville Public Improvement District (The) , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 742,000 755,475
c
City of Hutto ,
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.125% , 9/01/31 ............................. 260,000 241,815
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.5% , 9/01/41 ............................... 1,038,000 887,441
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 ,
2.75% , 9/01/26 .................................................. 100,000 97,001
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 , 3.5% ,
9/01/31 ........................................................ 392,000 366,894
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 ,
3.875% , 9/01/41 ................................................. 1,000,000 894,410
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/56 ........................................................ 3,479,000 2,972,302
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.25% , 9/01/31 .............................. 206,000 190,288
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.625% , 9/01/41 ............................. 519,000 446,616
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/01/56 ................................ 1,146,000 959,755
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.25% , 9/01/43 .............................. 859,000 883,628

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Hutto, (continued)
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/58 ............................. $ 2,000,000 $ 2,061,450
c
City of Justin ,
Timberbrook Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2021 , 3% , 9/01/31 ................................ 475,000 436,421
Timberbrook Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2021 , 3.375% , 9/01/41 ............................. 2,709,000 2,284,734
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 4.5% , 9/01/31 ......................................... 200,000 203,408
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 5.5% , 9/01/44 ......................................... 580,000 599,354
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 5.75% , 9/01/53 ........................................ 755,000 778,608
c
City of Kaufman ,
Public Improvement District No. 1 , Special Assessment , 144A, 2021 , 3.125% ,
9/15/31 ........................................................ 230,000 205,336
Public Improvement District No. 1 , Special Assessment , 144A, 2021 , 3.625% ,
9/15/41 ........................................................ 570,000 490,849
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 6% , 9/15/52 . 93,000 96,893
City of Kyle ,
c
6 Creeks Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.5% , 9/01/44 ......................................... 1,380,000 1,124,841
c
6 Creeks Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2020 , 3.125% , 9/01/30 ....................................... 400,000 374,143
c
6 Creeks Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2020 , 3.625% , 9/01/40 ....................................... 1,310,000 1,152,367
c
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 2.75% , 9/01/26 ........................................ 124,000 121,699
c
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.375% , 9/01/31 ....................................... 530,000 505,603
c
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.75% , 9/01/41 ........................................ 1,428,000 1,281,072
c
6 Creeks Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2023 , 5.25% , 9/01/43 ........................................ 2,250,000 2,321,935
c
6 Creeks Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/47 ......................................... 1,396,000 1,449,454
Kyle 57 Public Improvement District , Special Assessment , 2022 , 4.75% , 9/01/32 .. 400,000 406,610
c
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 4.75% , 9/01/33 .............................. 176,000 178,223
c
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.5% , 9/01/43 ............................... 678,000 694,145
c
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/53 .............................. 1,250,000 1,282,411
c
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.75% , 9/01/53 .............................. 1,113,000 1,138,740
c
Plum Creek North Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.875% , 9/01/32 ............................. 500,000 480,585
c
Plum Creek North Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 4.125% , 9/01/41 ............................. 1,185,000 1,091,019
c
Plum Creek North Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.375% , 9/01/54 ............................. 805,000 821,299
c
Plum Creek North Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 4.625% , 9/01/41 ............................. 1,092,000 1,067,646
c
Porter Country Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/43 .............................. 1,229,000 1,255,374

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Kyle, (continued)
c
Porter Country Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6% , 9/01/53 ................................ $ 3,000,000 $ 3,070,709
c
Southwest Kyle Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 6.75% , 9/01/48 .............................. 1,400,000 1,497,166
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District Improvement Area No. 1 , Special
Assessment , 2020 , Refunding , 3.125% , 9/01/30 ......................... 300,000 280,129
Tessera on Lake Travis Public Improvement District Improvement Area No. 1 , Special
Assessment , 2020 , Refunding , 3.75% , 9/01/42 .......................... 1,045,000 912,093
c
Tessera on Lake Travis Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 5.625% , 9/01/43 ............................. 563,000 574,286
c
Tessera on Lake Travis Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 6% , 9/01/54 ................................ 2,113,000 2,178,081
c
Tessera on Lake Travis Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 A , Refunding , 5.125% , 9/01/35 ................... 2,070,000 1,770,051
c
Tessera on Lake Travis Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 A , Refunding , 5.5% , 9/01/40 ..................... 2,715,000 2,273,604
c
City of Lavon ,
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 3.5% , 9/15/27 ......................................... 400,000 393,945
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 3.875% , 9/15/32 ....................................... 1,000,000 967,631
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4% , 9/15/42 ........................................... 2,259,000 2,055,299
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4.125% , 9/15/52 ....................................... 2,500,000 2,148,336
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 4.25% , 9/15/31 ........................................ 243,000 245,647
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 5.375% , 9/15/52 ....................................... 500,000 510,496
Elevon Public Improvement District Improvement Area No. 2A-2B , Special
Assessment , 144A, 2024 , 4.375% , 9/15/31 ............................. 300,000 300,171
Elevon Public Improvement District Improvement Area No. 2A-2B , Special
Assessment , 144A, 2024 , 5.125% , 9/15/44 ............................. 615,000 617,394
Elevon Public Improvement District Improvement Area No. 2A-2B , Special
Assessment , 144A, 2024 , 5.5% , 9/15/54 ............................... 800,000 805,188
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 3.75% , 9/15/27 ........................................ 190,000 185,449
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 4.125% , 9/15/32 ....................................... 455,000 437,144
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 4.375% , 9/15/42 ....................................... 1,000,000 944,159
Lakepointe Public Improvement District , Special Assessment , 144A, 2022 , 6.125% ,
9/15/52 ........................................................ 1,500,000 1,599,197
City of Leander , Oak Creek Public Improvement District , Special Assessment , 2020 ,
Refunding , 3.25% , 9/01/32 ........................................... 530,000 487,076
c
City of Lewisville , Lakeside Crossing Public Improvement District , Special Assessment ,
144A, 2023 , 8% , 9/01/53 ............................................ 1,625,000 1,727,160
c
City of Liberty Hill ,
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 2.625% ,
9/01/27 ........................................................ 264,000 255,005
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.125% ,
9/01/32 ........................................................ 750,000 700,437
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.375% ,
9/01/42 ........................................................ 1,771,000 1,489,736

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Liberty Hill, (continued)
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 3.5% , 9/01/27 ............................... $ 136,000 $ 131,173
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 3.875% , 9/01/32 ............................. 275,000 254,814
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 4.125% , 9/01/42 ............................. 1,097,000 977,218
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 4.375% , 9/01/52 ............................. 2,705,000 2,395,710
Summerlyn West Public Improvement District , Special Assessment , 144A, 2020 ,
3.125% , 9/01/30 ................................................. 250,000 235,526
Summerlyn West Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/40 ........................................................ 845,000 790,522
c
City of Manor ,
Manor Heights Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 4.5% , 9/15/30 .............................................. 232,000 233,474
Manor Heights Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 5.25% , 9/15/43 ............................................. 328,000 336,261
Manor Heights Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.375% , 9/15/44 ............................................ 298,000 307,775
Manor Heights Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 584,000 600,598
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.125% , 9/15/26 ............................. 135,000 129,029
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.125% , 9/15/31 ............................. 250,000 224,638
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.75% , 9/15/31 .............................. 310,000 280,180
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.5% , 9/15/41 ............................... 700,000 572,895
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.125% , 9/15/41 ............................. 830,000 744,389
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4% , 9/15/51 ................................ 1,000,000 831,670
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.375% , 9/15/51 ............................. 1,225,000 1,053,288
c
City of Marble Falls ,
Thunder Rock Public Improvement District Improvement Area 2A , Special
Assessment , 144A, 2024 , 6.625% , 9/01/54 ............................. 1,200,000 1,203,467
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.875% , 9/01/31 ............................. 350,000 326,257
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.125% , 9/01/41 ............................. 1,000,000 904,639
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.375% , 9/01/51 ............................. 1,470,000 1,296,471
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.625% , 9/01/31 ............................. 150,000 144,523
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.875% , 9/01/41 ............................. 450,000 416,189
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.125% , 9/01/51 ............................. 620,000 592,060
Thunder Rock Public Improvement District Remainder Area , Special Assessment ,
144A, 2024 , 7.375% , 9/01/44 ....................................... 1,000,000 1,005,627
Thunder Rock Public Improvement District Remainder Area , Special Assessment ,
144A, 2024 , 7.625% , 9/01/54 ....................................... 1,750,000 1,760,481

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Mclendon-Chisholm ,
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 2.625% , 9/15/26 ....................................... $ 80,000 $ 77,132
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.625% , 9/15/41 ....................................... 620,000 534,391
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 4% , 9/15/51 ........................................... 865,000 736,099
Sonoma Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2022 , 5.375% , 9/15/32 ....................................... 250,000 255,457
Sonoma Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2022 , 5.75% , 9/15/52 ........................................ 3,125,000 3,164,889
c
City of Mesquite ,
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 4.75% , 9/01/30 ........................................ 647,000 654,374
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/43 ......................................... 3,021,000 3,162,222
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 5.75% , 9/01/53 ........................................ 4,965,000 5,196,001
Solterra Public Improvement District Improvement Area No. C-1 , Special
Assessment , 144A, 2023 , 5.375% , 9/01/43 ............................. 750,000 777,356
Solterra Public Improvement District Improvement Area No. C-1 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/53 ............................. 1,210,000 1,253,995
Solterra Public Improvement District Improvement Area No. C-2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/53 ............................. 1,017,000 1,055,431
Solterra Public Improvement District Improvement Area No. C-3 , Special
Assessment , 144A, 2024 , 4.25% , 9/01/31 .............................. 244,000 244,372
Solterra Public Improvement District Improvement Area No. C-3 , Special
Assessment , 144A, 2024 , 5.25% , 9/01/53 .............................. 200,000 200,700
c
City of Midlothian ,
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 , 3.5% ,
9/15/31 ........................................................ 410,000 379,556
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 ,
3.875% , 9/15/41 ................................................. 1,105,000 959,665
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 ,
4.125% , 9/15/51 ................................................. 1,635,000 1,368,452
Redden Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.125% , 9/15/31 ............................. 230,000 229,157
Redden Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.5% , 9/15/41 ............................... 420,000 407,329
Westside Preserve Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 4.75% , 9/15/32 .............................. 625,000 624,452
Westside Preserve Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/42 .............................. 1,516,000 1,520,052
Westside Preserve Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.375% , 9/15/52 ............................. 2,509,000 2,529,518
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 5.5% , 9/15/32 ............................... 309,000 310,330
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 6% , 9/15/42 ................................ 750,000 768,339
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 6.125% , 9/15/52 ............................. 1,410,000 1,452,078
c
City of Mustang Ridge ,
Durango Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 6.125% , 9/01/43 ....................................... 515,000 533,560
Durango Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 6.375% , 9/01/53 ....................................... 498,000 517,030

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of New Braunfels ,
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.25% , 9/01/31 .............................. $ 320,000 $ 303,845
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.5% , 9/01/41 ............................... 882,000 803,330
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.75% , 9/01/51 .............................. 1,454,000 1,319,750
c
City of Oak Point ,
Chaparral Park Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.1% , 9/15/44 ............................... 570,000 570,275
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 4.7% , 9/15/31 .............................................. 249,000 250,303
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.35% , 9/15/44 ............................................. 170,000 171,140
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 160,000 161,082
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 ,
3.25% , 9/01/30 .................................................. 300,000 279,234
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 ,
3.75% , 9/01/40 .................................................. 1,170,000 1,035,338
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 1,060,000 908,976
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 2.75% , 9/01/31 .............................. 160,000 143,405
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 3.125% , 9/01/41 ............................. 628,000 500,378
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 4% , 9/01/51 ................................ 959,000 820,057
c
City of Pilot Point ,
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/32 .............................. 200,000 204,329
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/42 ............................... 800,000 814,292
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.625% , 9/15/52 ............................. 1,450,000 1,480,138
Creekview Public Improvement District Zone A Remainder Area , Special Assessment ,
144A, 2022 , 5.75% , 9/15/32 ........................................ 200,000 208,530
Creekview Public Improvement District Zone A Remainder Area , Special Assessment ,
144A, 2022 , 6.125% , 9/15/52 ....................................... 2,078,000 2,159,903
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/32 .............................. 300,000 306,493
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/42 ............................... 750,000 763,399
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.625% , 9/15/52 ............................. 1,303,000 1,330,082
Mobberly Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.125% , 9/15/32 ....................................... 500,000 509,795
Mobberly Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.5% , 9/15/48 ......................................... 4,026,000 4,099,465
Mobberly Public Improvement District Improvement Area No. 1B , Special
Assessment , 144A, 2023 , 5.625% , 9/15/48 ............................. 926,000 949,559
Mobberly Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2022 , 5.625% , 9/15/32 ....................................... 810,000 855,323
Mobberly Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2022 , 6% , 9/15/52 ........................................... 4,001,000 4,153,018
Mobberly Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2022 , 6.5% , 9/15/52 ......................................... 1,600,000 1,671,807

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Plano ,
Collin Creek East Public Improvement District , Special Assessment , 144A, 2021 ,
4.375% , 9/15/51 ................................................. $ 7,556,000 $ 6,411,434
Collin Creek West Public Improvement District , Special Assessment , 144A, 2021 ,
4% , 9/15/51 .................................................... 2,192,000 1,853,928
Haggard Farm Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7.5% , 9/15/53 ............................... 1,000,000 1,073,327
Haggard Farm Public Improvement District Major Improvement Area Project , Special
Assessment , 144A, 2023 , 8.25% , 9/15/43 .............................. 1,250,000 1,336,729
Haggard Farm Public Improvement District Major Improvement Area Project , Special
Assessment , 144A, 2023 , 8.5% , 9/15/53 ............................... 2,193,000 2,347,281
c
City of Princeton ,
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
2.875% , 9/01/25 ................................................. 32,000 31,624
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
3.375% , 9/01/30 ................................................. 180,000 168,988
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
3.875% , 9/01/40 ................................................. 650,000 582,064
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
4.125% , 9/01/50 ................................................. 930,000 825,348
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.75% ,
9/01/27 ........................................................ 157,000 155,255
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/32 ........................................................ 280,000 273,961
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 ,
4.375% , 9/01/52 ................................................. 1,139,000 1,041,701
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 2.5% ,
9/01/26 ........................................................ 36,000 34,959
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 3% ,
9/01/31 ........................................................ 126,000 116,442
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 3.375% ,
9/01/41 ........................................................ 325,000 270,615
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/51 ........................................................ 431,000 369,693
Eastridge Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4.75% , 9/01/32 ........................................ 382,000 387,232
Eastridge Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.125% , 9/01/42 ....................................... 850,000 859,174
Eastridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2023 , 5.25% , 9/01/43 ........................................ 1,155,000 1,177,427
Eastridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,220,000 1,248,633
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2024 , 4.25% , 9/01/31 ........................................ 302,000 301,740
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2024 , 5% , 9/01/44 ........................................... 713,000 716,084
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2024 , 5.25% , 9/01/54 ........................................ 491,000 495,482
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7% , 9/01/43 ................................ 1,000,000 1,035,042
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7% , 9/01/53 ................................ 2,000,000 2,054,485
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7.875% , 9/01/53 ............................. 1,000,000 1,036,311
Southbridge Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.25% , 9/01/44 .............................. 500,000 508,448

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Princeton, (continued)
Southbridge Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.5% , 9/01/54 ............................... $ 1,100,000 $ 1,124,471
Southridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.25% , 9/01/43 .............................. 1,355,000 1,458,327
Southridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.375% , 9/01/53 ............................. 1,380,000 1,502,791
Whitewing Trails Public Improvement District No. 2 Phase 2 , Special Assessment ,
144A, 2023 , 4.25% , 9/01/30 ........................................ 166,000 165,215
Whitewing Trails Public Improvement District No. 2 Phase 2 , Special Assessment ,
144A, 2023 , 5.375% , 9/01/53 ....................................... 2,041,000 2,069,509
Winchester Crossing Public Improvement District No. 3 , Special Assessment , 144A,
2024 , 5.125% , 9/01/44 ............................................ 875,000 881,273
Winchester Crossing Public Improvement District No. 3 , Special Assessment , 144A,
2024 , 5.375% , 9/01/54 ............................................ 225,000 226,260
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 3.25% ,
9/01/30 ........................................................ 200,000 187,353
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/01/40 ........................................................ 470,000 415,331
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 675,000 582,342
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 2.875% ,
9/01/31 ........................................................ 110,000 98,511
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 3.25% ,
9/01/41 ........................................................ 518,000 409,644
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/51 ........................................................ 616,000 521,919
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
4.75% , 9/01/32 .................................................. 461,000 467,220
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
5.125% , 9/01/42 ................................................. 1,011,000 1,016,448
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
5.25% , 9/01/52 .................................................. 2,220,000 2,228,148
Windmore Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.125% , 9/01/44 ............................. 411,000 414,472
Windmore Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.5% , 9/01/54 ............................... 565,000 571,890
c
City of Red Oak ,
Red Oak Public Improvement District No. 1 Improvement Area 1 , Special
Assessment , 144A, 2021 , 2.625% , 9/15/26 ............................. 132,000 126,750
Red Oak Public Improvement District No. 1 Improvement Area 1 , Special
Assessment , 144A, 2021 , 3.125% , 9/15/31 ............................. 354,000 315,529
Red Oak Public Improvement District No. 1 Improvement Area 1 , Special
Assessment , 144A, 2021 , 3.375% , 9/15/41 ............................. 500,000 410,406
c
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District Major Improvement Area ,
Special Assessment , 144A, 2021 , 3.75% , 9/15/31 ........................ 200,000 189,989
Trails at Cottonwood Creek Public Improvement District Major Improvement Area ,
Special Assessment , 144A, 2021 , 4.125% , 9/15/41 ....................... 600,000 544,450
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1 , Special Assessment , 144A, 2021 , 3.125% , 9/15/31 .............. 175,000 167,009
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1 , Special Assessment , 144A, 2021 , 3.75% , 9/15/41 ............... 820,000 729,106
c
City of Royse City ,
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.625% , 9/15/30 ............................. 225,000 211,583

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Royse City, (continued)
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.125% , 9/15/40 ............................. $ 590,000 $ 542,471
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.375% , 9/15/50 ............................. 715,000 646,835
Creekshaw Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.875% , 9/15/42 ............................. 589,000 605,915
Creekshaw Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 9/15/52 ................................ 1,267,000 1,315,140
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 4.375% , 9/15/30 ............................. 210,000 205,669
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 4.875% , 9/15/40 ............................. 375,000 365,849
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 5.125% , 9/15/50 ............................. 575,000 568,134
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.375% , 9/15/30 ....................................... 450,000 423,432
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.875% , 9/15/40 ....................................... 1,190,000 1,059,195
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 4.125% , 9/15/50 ....................................... 1,780,000 1,544,160
Liberty Crossing Public Improvement District Improvement Area 2 , Special
Assessment , 144A, 2024 , 5.375% , 9/15/44 ............................. 716,000 720,569
Liberty Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.375% , 9/15/53 ............................. 1,107,000 1,155,779
Waterscape Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.875% , 9/15/54 ............................................ 1,000,000 1,028,145
Waterscape Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2019 , 4.75% , 9/15/49 .............................. 1,495,000 1,444,378
c
City of Sachse ,
Sachse Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 7% ,
9/15/52 ........................................................ 750,000 827,161
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.25% , 9/15/30 .............................. 405,000 376,728
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.75% , 9/15/40 .............................. 1,070,000 937,236
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4% , 9/15/50 ................................ 1,485,000 1,290,610
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 6% , 9/15/50 ................................ 200,000 211,573
Sachse Public Improvement District No. 1 Major Improvement Area , Special
Assessment , 144A, 2020 , 5.375% , 9/15/40 ............................. 1,700,000 1,742,598
Sachse Public Improvement District No. 1 Major Improvement Area , Special
Assessment , 144A, 2020 , 5.625% , 9/15/50 ............................. 2,235,000 2,291,939
City of San Marcos ,
c
Trace Public Improvement District , Special Assessment , 144A, 2024 , 6% , 9/01/48 . 1,295,000 1,313,595
Whisper Public Improvement District , Special Assessment , 2020 , 4.375% , 9/01/25 . 100,000 100,221
Whisper Public Improvement District , Special Assessment , 2020 , 4.875% , 9/01/30 . 305,000 307,452
Whisper Public Improvement District , Special Assessment , 2020 , 5.375% , 9/01/40 . 1,300,000 1,329,289
Whisper Public Improvement District , Special Assessment , 2020 , 5.625% , 9/01/50 . 1,300,000 1,325,196
c
Whisper South Public Improvement District , Special Assessment , 144A, 2022 ,
3.75% , 9/01/27 .................................................. 200,000 196,384
c
Whisper South Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/32 ........................................................ 425,000 412,836
c
Whisper South Public Improvement District , Special Assessment , 144A, 2022 , 4.5% ,
9/01/51 ........................................................ 1,621,000 1,471,794

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Santa Fe ,
Mulberry Farms Public Improvement District , Special Assessment , 144A, 2022 ,
4.875% , 9/01/42 ................................................. $ 508,000 $ 499,708
Mulberry Farms Public Improvement District , Special Assessment , 144A, 2022 , 5% ,
9/01/52 ........................................................ 858,000 838,584
c
City of Sinton ,
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.375% , 9/01/27 ................................................. 280,000 276,214
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.75% , 9/01/32 .................................................. 660,000 645,738
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
5.125% , 9/01/42 ................................................. 1,000,000 997,688
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
5.25% , 9/01/51 .................................................. 1,250,000 1,241,665
c
City of Tomball ,
Raburn Reserve Public Improvement District Area No. 2 , Special Assessment , 144A,
2023 , 5.75% , 9/15/52 ............................................. 1,000,000 1,026,174
Raburn Reserve Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 6% , 9/15/53 ................................................ 1,307,000 1,365,434
Raburn Reserve Public Improvement District improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.375% , 9/15/30 ............................. 235,000 220,555
c
City of Uhland ,
Anderson Park Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.125% , 9/01/44 ............................................ 605,000 610,111
Anderson Park Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.5% , 9/01/55 .............................................. 950,000 961,265
Watermill Public Improvement District , Special Assessment , 144A, 2022 , 6.625% ,
9/01/52 ........................................................ 3,000,000 3,184,296
c
City of Venus ,
Brahman Ranch Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
6.25% , 9/15/42 .................................................. 1,000,000 1,025,469
Brahman Ranch Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
6.5% , 9/15/52 ................................................... 1,009,000 1,041,522
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
2.625% , 9/15/26 ................................................. 117,000 113,065
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
3.125% , 9/15/31 ................................................. 171,000 156,370
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
3.375% , 9/15/41 ................................................. 1,005,000 842,845
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/15/51 ........................................................ 1,832,000 1,578,339
c
City of Waxahachie ,
North Grove Public Improvement District , Special Assessment , 144A, 2022 , 5.125% ,
8/15/32 ........................................................ 302,000 309,087
North Grove Public Improvement District , Special Assessment , 144A, 2022 , 5.5% ,
8/15/52 ........................................................ 2,395,000 2,444,049
c
Club Municipal Management District No. 1 ,
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 2.5% , 9/01/26 ....... 105,000 101,175
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 3% , 9/01/31 ........ 271,000 245,576
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 3.25% , 9/01/41 ...... 1,006,000 810,685
h
Improvement Area No. 3 , Special Assessment , 144A, 2024 , 4.375% , 9/01/31 ..... 500,000 501,749
h
Improvement Area No. 3 , Special Assessment , 144A, 2024 , 5.1% , 9/01/44 ....... 500,000 502,777
h
Improvement Area No. 3 , Special Assessment , 144A, 2024 , 5.375% , 9/01/55 ..... 700,000 703,670

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
Conroe Local Government Corp. , Conroe Convention Center Hotel , Revenue, Second
Lien , 144A, 2021 B , 3.5% , 10/01/31 .................................... $ 450,000 $ 375,290
c
County of Bastrop ,
Double Eagle Ranch Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.25% , 9/01/44 .............................. 500,000 504,997
Double Eagle Ranch Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.5% , 9/01/54 ............................... 775,000 781,512
h
County of Denton ,
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Junior Lien , 2024 B , 5.75% , 12/31/44 ....................... 1,270,000 1,275,267
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Junior Lien , 2024 B , 6.125% , 12/31/54 ...................... 2,000,000 2,016,982
c
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2024 A , 4.625% , 12/31/31 ................. 605,000 608,784
c
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.25% , 12/31/44 .................. 1,750,000 1,757,412
c
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.625% , 12/31/54 ................. 3,100,000 3,126,858
c
County of Hays ,
La Cima Public Improvement District , Special Assessment , 144A, 2020 , 3.25% ,
9/15/30 ........................................................ 100,000 92,621
La Cima Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/15/40 ........................................................ 800,000 705,586
La Cima Public Improvement District Neighborhood Improvement Area No. 3 , Special
Assessment , 144A, 2022 , 5.75% , 9/15/52 .............................. 3,375,000 3,442,140
c
County of Medina ,
Haby Farms Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.875% , 9/01/54 ............................. 1,135,000 1,163,695
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.875% , 9/01/31 ............................. 730,000 698,016
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.25% , 9/01/41 .............................. 780,000 755,451
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.5% , 9/01/50 ............................... 1,160,000 1,144,427
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 3.5% , 9/01/26 ......................... 115,000 112,011
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 4.125% , 9/01/31 ....................... 400,000 385,378
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 4.5% , 9/01/41 ......................... 1,085,000 1,025,055
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 ..........
10,000,000 10,894,922
Harris County Cultural Education Facilities Finance Corp. , Brazos Presbyterian Homes
Obligated Group , Revenue , 2016 , Refunding , 5% , 1/01/48 ................... 5,000,000 5,029,206
c
Joshua Farms Municipal Management District No. 1 ,
Special Assessment , 144A, 2023 , 4.375% , 9/01/30 ......................... 373,000 375,809
Special Assessment , 144A, 2023 , 5.5% , 9/01/53 .......................... 3,393,000 3,451,317
Karis Municipal Management District of Tarrant County ,
Improvement Area No. 1 , Special Assessment , 2024 , 5% , 12/01/44 ............ 746,000 756,258
Improvement Area No. 1 , Special Assessment , 2024 , 5.25% , 12/01/53 .......... 833,000 844,496
d
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group , Revenue , 2014 , Refunding , 5% ,
2/15/36 ........................................................ 1,000,000 3,384
Christian Care Centers, Inc. Obligated Group , Revenue , 2014 , Refunding , 5.125% ,
2/15/42 ........................................................ 3,750,000 12,690
Christian Care Centers, Inc. Obligated Group , Revenue , 2016 , Refunding , 5% ,
2/15/35 ........................................................ 5,175,000 17,512

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp. ,
d
Cardinal Bay, Inc. , Revenue , D , 6% , 7/01/26 ............................. $ 110,000 $ 15,400
d
Cardinal Bay, Inc. , Revenue , D , 7% , 7/01/51 ............................. 5,110,000 715,400
CHF-Collegiate Housing College Station I LLC , Revenue , 2014 A , 5% , 4/01/46 .... 1,500,000 1,500,210
Longhorn Village Obligated Group , Revenue , 2017 , Refunding , 5% , 1/01/42 ...... 5,000,000 5,024,289
Longhorn Village Obligated Group , Revenue , 2017 , Refunding , 5% , 1/01/47 ...... 4,595,000 4,596,604
Morningside Ministries Obligated Group , Revenue , 2020 A , 5% , 1/01/55 ......... 4,100,000 3,375,215
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 25,500,000 25,500,000
Presbyterian Village North Obligated Group , Revenue , 2018 , Refunding , 5% ,
10/01/39 ....................................................... 2,750,000 2,679,568
Presbyterian Village North Obligated Group , Revenue , 2018 , Refunding , 5.25% ,
10/01/49 ....................................................... 12,600,000 12,011,308
Presbyterian Village North Obligated Group , Revenue , 2020 A , 5.25% , 10/01/55 ... 2,500,000 2,333,892
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 425,000 430,431
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/49 ....................................................... 1,180,000 1,156,896
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier , 2019
B , 5.5% , 12/01/54 ................................................ 15,270,000 15,409,183
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Third Tier , 2019 C ,
6% , 12/01/54 ................................................... 6,185,000 6,185,292
Wesleyan Homes Obligated Group , Revenue , 2014 , 5.5% , 1/01/43 ............ 3,225,000 3,082,592
Wesleyan Homes Obligated Group , Revenue , 2014 , 5.5% , 1/01/49 ............ 1,015,000 936,197
Wesleyan Homes Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/50 ..... 1,180,000 1,002,262
Wesleyan Homes Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/55 ..... 4,400,000 3,647,686
c
North Parkway Municipal Management District No. 1 ,
Special Assessment , 144A, 2021 , 3.625% , 9/15/26 ......................... 675,000 670,745
Special Assessment , 144A, 2021 , 4.75% , 9/15/41 ......................... 5,000,000 5,024,867
City of Celina Legacy Hills Public Improvement District , Special Assessment , 144A,
2021 , 3.625% , 9/15/31 ............................................ 250,000 236,332
City of Celina Legacy Hills Public Improvement District , Special Assessment , 144A,
2021 , 4% , 9/15/41 ................................................ 1,000,000 921,207
North Texas Tollway Authority ,
Special Projects System , Revenue , 2011 B , Pre-Refunded , Zero Cpn., 9/01/37 .... 7,500,000 3,855,450
Special Projects System , Revenue , 2011 C , Pre-Refunded , 7% , 9/01/43 ......... 10,000,000 12,215,131
c
Northwood Municipal Utility District No. 1 ,
GO , 144A, 2020 , Refunding , 3.5% , 8/01/25 .............................. 295,000 292,800
GO , 144A, 2020 , Refunding , 4% , 8/01/31 ................................ 1,070,000 1,070,129
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 B , 6% , 12/01/52 .............. 5,075,000 4,329,804
d
Red River Health Facilities Development Corp. , Eden Home, Inc. Obligated Group ,
Revenue , 2012 , 7.25% , 12/15/42 ...................................... 11,000,000 6,600,000
South Manvel Development Authority ,
City of Manvel Tax Increment Reinvestment Zone No. 3 , Tax Allocation , 2023 , 5% ,
4/01/38 ........................................................ 500,000 505,124
City of Manvel Tax Increment Reinvestment Zone No. 3 , Tax Allocation , 2023 , 5% ,
4/01/43 ........................................................ 1,385,000 1,385,273
City of Manvel Tax Increment Reinvestment Zone No. 3 , Tax Allocation , 2023 , 5.25% ,
4/01/50 ........................................................ 1,395,000 1,404,532
Texas Department of Housing & Community Affairs , Revenue , 2024 C , GNMA Insured ,
5% , 1/01/49 ...................................................... 5,285,000 5,420,827
c
Town of Flower Mound ,
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 2.625% , 9/01/26 ........................................ 375,000 364,963
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 3.25% , 9/01/31 ......................................... 750,000 708,165

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
Town of Flower Mound, (continued)
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 3.5% , 9/01/36 .......................................... $ 800,000 $ 723,960
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 4% , 9/01/43 ............................................ 2,450,000 2,196,145
c
Town of Lakewood Village ,
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 4.75% , 9/15/32 445,000 444,037
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 5.25% , 9/15/42 1,400,000 1,402,854
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 5.375% ,
9/15/52 ........................................................ 2,400,000 2,415,054
c
Town of Little Elm ,
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.25% ,
9/01/27 ........................................................ 139,000 135,620
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.5% ,
9/01/32 ........................................................ 205,000 191,299
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.75% ,
9/01/42 ........................................................ 529,000 453,293
Valencia Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
6.125% , 9/01/32 ................................................. 712,000 763,456
Valencia Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
6.875% , 9/01/52 ................................................. 2,700,000 2,876,386
c
Town of Providence Village ,
Foree Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5% , 9/01/44 ................................ 270,000 270,651
Foree Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.25% , 9/01/54 .............................. 297,000 297,451
c
Travis County Development Authority ,
Bella Fortuna Public Improvement District , Special Assessment , 144A, 2024 , 5.375% ,
9/01/44 ........................................................ 843,000 870,631
Bella Fortuna Public Improvement District , Special Assessment , 144A, 2024 , 5.625% ,
9/01/51 ........................................................ 750,000 774,570
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 4.75% , 9/01/32 ................... 302,000 306,440
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 5.375% , 9/01/42 .................. 868,000 896,825
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 5.5% , 9/01/52 .................... 1,244,000 1,275,919
Viridian Municipal Management District ,
Viridian Public Improvement District , Special Assessment , 2020 , 2.875% , 12/01/30 . 258,000 231,380
Viridian Public Improvement District , Special Assessment , 2020 , 3.125% , 12/01/35 . 415,000 353,470
Viridian Public Improvement District , Special Assessment , 2020 , 3.375% , 12/01/40 . 486,000 406,945
Viridian Public Improvement District , Special Assessment , 2020 , 3.5% , 12/01/47 .. 835,000 657,909
575,023,119
Utah 0.4%
Military Installation Development Authority ,
Military Recreation Assessment Area , Revenue , 2021 A-1 , 4% , 6/01/52 ......... 3,000,000 2,631,790
Military Recreation Assessment Area , Revenue , 2021 A-2 , 4% , 6/01/52 ......... 18,495,000 15,946,905
c
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc. , Revenue , 144A, 2020 A , 5% , 6/15/39 .. 475,000 467,285
Mountain West Montessori Academy, Inc. , Revenue , 144A, 2020 A , 5% , 6/15/49 .. 825,000 765,605
19,811,585

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia 0.4%
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group , Revenue , 2019 A , 5% ,
6/01/44 ........................................................ $ 3,550,000 $ 3,601,110
Virginia United Methodist Homes, Inc. Obligated Group , Revenue , 2019 A , 5% ,
6/01/49 ........................................................ 4,065,000 4,097,387
c
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 11,000,000 11,123,171
18,821,668
Washington 1.4%
Jefferson County Public Hospital District No. 2 , Revenue , 2023 A , Refunding , 6.875% ,
12/01/53 ........................................................ 10,000,000 10,631,417
Ocean Shores Local Improvement District , Special Assessment , 2011 , 7.25% , 2/01/31
385,000 413,605
g
Washington Economic Development Finance Authority , Propeller Airports Paine Field
LLC , Revenue , A , Mandatory Put , 7.609% , 2/28/25 ......................... 23,250,000 23,133,829
c
Washington State Housing Finance Commission ,
eliseo Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 1/01/51 ........ 15,070,000 11,697,578
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 4,700,000 4,330,190
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
A , Refunding , 5% , 1/01/46 ......................................... 2,250,000 2,151,068
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
A , Refunding , 5% , 1/01/51 ......................................... 1,700,000 1,585,142
Spokane United Methodist Homes Obligated Group , Revenue , 144A, 2019 , 5% ,
1/01/55 ........................................................ 9,020,000 8,693,643
Spokane United Methodist Homes Obligated Group , Revenue , 144A, 2020 A , 5% ,
1/01/51 ........................................................ 6,000,000 5,846,180
68,482,652
West Virginia 0.1%
c
County of Monongalia ,
Monongalia County Building Commission Development District No. 4 , Tax Allocation ,
144A, 2023 A , Refunding , 5.75% , 6/01/43 .............................. 1,000,000 1,083,506
Monongalia County Building Commission Development District No. 4 , Tax Allocation ,
144A, 2023 A , Refunding , 6% , 6/01/53 ................................ 2,000,000 2,166,128
3,249,634
Wisconsin 2.6%
Public Finance Authority ,
A&T Real Estate Foundation LLC , Revenue , 2019 B , 5% , 6/01/49 ............. 7,900,000 7,955,354
Coral Academy of Science Las Vegas , Revenue , 2017 A , 5% , 7/01/45 .......... 1,805,000 1,822,719
Coral Academy of Science Las Vegas , Revenue , 2017 A , 5% , 7/01/53 .......... 4,345,000 4,365,874
c
Coral Academy of Science Reno , Revenue , 144A, 2022 A , 6% , 6/01/62 ......... 1,565,000 1,609,149
c
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 5,500,000 5,673,507
c
Eno River Academy , Revenue , 144A, 2020 A , 5% , 6/15/40 ................... 815,000 827,178
c
Eno River Academy , Revenue , 144A, 2020 A , 5% , 6/15/54 ................... 1,380,000 1,371,537
c
Estancia Valley Classical Academy , Revenue , 144A, 2021 A , Refunding , 4% , 7/01/41 1,000,000 798,912
c
Estancia Valley Classical Academy , Revenue , 144A, 2021 A , Refunding , 4.25% ,
7/01/51 ........................................................ 5,345,000 3,950,950
c
FAH Tree House LLC , Revenue , 144A, 2023 B , 6.625% , 2/01/46 .............. 11,095,000 10,315,088
c
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/39 .. 1,230,000 1,247,539
c
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/49 .. 7,600,000 7,472,252
c
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/54 .. 1,920,000 1,847,986
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 6,385,000 6,717,191
c
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/36 .... 300,000 282,464

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
c
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/51 .... $ 1,000,000 $ 827,968
c
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/61 .... 1,275,000 1,024,075
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 C , 4.6% , 12/01/37 5,460,000 4,821,966
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 3/01/37 ............................................ 1,000,000 1,003,786
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 3/01/52 ............................................ 4,100,000 3,801,018
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2020 A ,
5.25% , 3/01/55 .................................................. 12,975,000 12,406,210
c
Ocean Academy Charter School , Revenue , 144A, 2021 , 4% , 10/15/31 .......... 185,000 174,758
c
Ocean Academy Charter School , Revenue , 144A, 2021 , 5% , 10/15/41 .......... 570,000 545,535
c
Ocean Academy Charter School , Revenue , 144A, 2021 , 5% , 10/15/51 .......... 1,130,000 1,033,380
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 B , Refunding , Zero
Cpn., 12/01/35 .................................................. 39,830,000 21,674,841
c
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 , Zero Cpn., 12/01/45 ... 11,680,000 8,322,002
c
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/31 ............. 590,000 598,347
c
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/51 ............. 2,250,000 2,129,875
c
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/56 ............. 2,465,000 2,302,261
c
UHF RISE Student Housing LLC , Revenue , 144A, 2021 A-2 , 5.35% , 7/01/40 ..... 3,000,000 2,439,880
c
UHF RISE Student Housing LLC , Revenue , 144A, 2021 B , 5.25% , 7/01/61 ....... 2,000,000 1,809,401
c
UMA Education, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 10/01/39 ......... 2,000,000 2,024,669
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc. , Revenue , 2018 C , 6% , 7/01/28 ................... 140,000 133,880
Chiara Communities, Inc. , Revenue , 2018 C , 6.5% , 7/01/33 .................. 300,000 278,203
Chiara Communities, Inc. , Revenue , 2018 C , 7% , 7/01/43 ................... 1,000,000 884,710
Chiara Communities, Inc. , Revenue , 2018 C , 7.5% , 7/01/53 .................. 6,620,000 5,899,773
HOPE Christian Schools Obligated Group , Revenue , 2021 , 4% , 12/01/41 ........ 850,000 694,820
PHW Menomonee Falls, Inc. , Revenue , 2024 , 6.125% , 10/01/59 .............. 1,000,000 1,038,417
132,127,475
U.S. Territories 7.5%
District of Columbia 0.9%
District of Columbia , Tobacco Settlement Financing Corp. , Revenue , 2006 A , Zero
Cpn., 6/15/46 ..................................................... 175,000,000 44,875,635
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
5,625,000 5,499,096
Puerto Rico 6.5%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
2,500,000 2,529,989
Commonwealth of Puerto Rico ,
j
GO , FRN , Zero Cpn., 11/01/43 ........................................ 1 1
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 2,166,031 2,416,190
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 13,786,998 13,645,822
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 31,512,915 30,955,329
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 18,434,144 17,761,703
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 6,799,278 6,485,336
GO , 2022 A-1 , Zero Cpn., 7/01/33 ..................................... 2,011,366 1,393,805
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
32,301,114 31,574,339
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 ..........................
1,239,120 1,239,403
HTA TRRB Custodial Trust , Revenue , 2007 N , 5.25% , 7/01/36 ..................
575,050 577,390
c
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue , 144A, 2021 B , Refunding , 4% , 7/01/42 .......................... 2,500,000 2,415,381
Revenue, Senior Lien , 144A, 2020 A , Refunding , 5% , 7/01/47 ................ 26,750,000 27,591,965

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
d
Puerto Rico Electric Power Authority ,
Revenue , 1 , 10% , 1/01/21 ........................................... $ 6,000,000 $ 2,745,000
Revenue , 2 , 10% , 7/01/21 ........................................... 6,000,000 2,745,000
Revenue , 2013 A , 10% , 7/01/19 ....................................... 5,500,000 2,516,250
Revenue , 2013 A , 7.25% , 7/01/30 ..................................... 25,000,000 11,500,000
Revenue , 2013 A , 6.75% , 7/01/36 ..................................... 29,750,000 13,685,000
Revenue , 2013 A , 7% , 7/01/43 ........................................ 5,000,000 2,300,000
Revenue , 2016 B-1 , 10% , 7/01/19 ..................................... 5,500,000 2,516,250
Revenue , 3 , 10% , 1/01/22 ........................................... 1,989,500 910,196
Revenue , 4 , 10% , 7/01/22 ........................................... 1,989,499 910,693
Revenue , XX , 5.25% , 7/01/40 ........................................ 3,395,000 1,561,700
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 1,381,057 1,369,580
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 10,533,091 10,438,543
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 55,915,000 56,167,395
Sales Tax , Revenue , A-1 , Zero Cpn., 7/01/46 ............................. 25,400,000 8,605,139
Sales Tax , Revenue , A-1 , Zero Cpn., 7/01/51 ............................. 206,837,000 51,374,112
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 12,000,000 12,000,103
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 6,000,000 6,012,313
325,943,927
Total U.S. Territories .................................................................... 376,318,658
Total Municipal Bonds (Cost $ 4,550,459,848 ) ...................................
4,556,146,284
Shares
Escrows and Litigation Trusts 0.1%
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 6,159,207 4,927,366
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
4,927,366
Total Long Term Investments (Cost $ 4,846,194,376 ) .............................
4,840,537,060
a
a a a a
Short Term Investments 2.7%
Principal
Amount
Municipal Bonds 2.7%
California 0.5%
k
Los Angeles Department of Water & Power , Power System , Revenue , 2023 F-2 ,
Refunding , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 2.55% , 7/01/47 . 24,300,000 24,300,000
Colorado 0.1%
k
Colorado Health Facilities Authority , Children's Hospital Colorado Obligated Group ,
Revenue , 2020 A , Refunding , LOC TD Bank NA , Daily VRDN and Put , 3.25% ,
12/01/52 ........................................................ 6,700,000 6,700,000
Maryland 0.2%
k
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 3.15% ,
11/01/37 ........................................................ 8,000,000 8,000,000
Minnesota 0.0%
†
k
Midwest Consortium of Municipal Utilities , Revenue , 2005 B , LOC US Bank NA , Daily
VRDN and Put , 2.85% , 10/01/35 ...................................... 300,000 300,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 203 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York 0.7%
k
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 3.6% , 10/01/46 ...........
$ 6,800,000 $ 6,800,000
k
New York City , Water & Sewer System , Revenue , 2007 CC-2 , SPA State Street Bank &
Trust Co. , Daily VRDN and Put , 3.15% , 6/15/38 ........................... 27,300,000 27,300,000
k
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2021 EE-1 , SPA US Bank NA , Daily VRDN and Put , 2.7% , 6/15/45 ............. 4,000,000 4,000,000
38,100,000
Ohio 0.2%
k
Ohio Water Development Authority , Water Pollution Control Loan Fund , Revenue , 2024
C , Daily VRDN and Put , 3.15% , 12/01/54 ................................ 9,500,000 9,500,000
Oregon 0.1%
k
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 A ,
Refunding , LOC US Bank NA , Daily VRDN and Put , 2.7% , 8/01/34 ............. 4,825,000 4,825,000
k
State of Oregon , GO , 2022 E , Daily VRDN and Put , 3.25% , 6/01/45 .............
2,000,000 2,000,000
6,825,000
Pennsylvania 0.3%
k
Delaware County Industrial Development Authority , United Parcel Service, Inc. ,
Revenue , 2015 , Refunding , Daily VRDN and Put , 3.2% , 9/01/45 ............... 9,935,000 9,935,000
k
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2019 E , Refunding , SPA US Bank NA , Daily VRDN and Put , 2.8% , 6/01/35 2,835,000 2,835,000
12,770,000
Tennessee 0.3%
k
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA JPMorgan
Chase & Co. , Daily VRDN and Put , 3.25% , 6/01/42 ........................ 13,000,000 13,000,000
Wisconsin 0.3%
k
Wisconsin Health & Educational Facilities Authority , Froedtert ThedaCare Health
Obligated Group , Revenue , 2021 A , Refunding , Daily VRDN and Put , 2.8% , 4/01/35 14,130,000 14,130,000
Total Municipal Bonds (Cost $ 133,625,000 ) .....................................
133,625,000
Total Short Term Investments (Cost $ 133,625,000 ) ...............................
133,625,000
a
Total Investments (Cost $ 4,979,819,376 ) 99.4% ..................................
$4,974,162,060
Other Assets, less Liabilities 0.6% .............................................
33,259,877
Net Assets 100.0% ...........................................................
$5,007,421,937
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $1,689,345,023, representing 33.7% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Income may be received in additional securities and/or cash.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

g
The maturity date shown represents the mandatory put date.
h
Security purchased on a when-issued basis.
i
A portion or all of the security purchased on a delayed delivery basis.
j
The coupon rate shown represents the rate at period end.
k
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin Louisiana Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.9%
Florida 0.9%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 362,370
a
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 2,400,000 1,927,144
2,289,514
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 1,225,000 1,041,826
Louisiana 92.7%
Ascension Parish School Board , GO , 2020 , 4% , 3/01/40 ......................
1,000,000 1,021,017
Caddo Parish Parishwide School District , GO , 2021 , AGMC Insured , 3% , 3/01/36 ...
505,000 481,311
Calcasieu Parish School District No. 23 , GO , 2019 , BAM Insured , 4% , 9/01/36 .....
670,000 687,029
Calcasieu Parish School District No. 31 , GO , 2019 , BAM Insured , 4% , 3/01/37 .....
1,000,000 1,020,910
Central Community School System ,
GO , 2020 , 4% , 3/01/39 ............................................. 1,125,000 1,145,803
GO , 2020 , 4% , 3/01/40 ............................................. 1,190,000 1,207,599
City of Lafayette , Sales & Use Tax , Revenue , 2019 A , 5% , 5/01/44 ..............
2,350,000 2,501,695
City of Lafayette Sales & Use Tax , Public Improvement 1961 Sales Tax Trust , Revenue ,
2024 A , 5% , 3/01/49 ................................................ 1,500,000 1,643,478
City of Natchitoches , Utilities , Revenue , 2023 , AGMC Insured , 5.5% , 6/01/53 .......
750,000 835,043
City of New Orleans ,
GO , 2021 A , 5% , 12/01/39 ........................................... 6,000,000 6,479,671
GO , 2024 A , 5% , 12/01/53 ........................................... 2,500,000 2,691,621
Sewerage Service , Revenue , 2020 B , 5% , 6/01/45 ......................... 1,700,000 1,787,341
Sewerage Service , Revenue , 2020 B , 4% , 6/01/50 ......................... 1,300,000 1,255,828
City of Shreveport ,
b
GO , 2024 , AGMC Insured , 5% , 3/01/54 ................................. 2,750,000 2,910,029
Water & Sewer , Revenue , 2016 B , 5% , 12/01/41 .......................... 4,000,000 4,079,554
Water & Sewer , Revenue , 2020 B , Refunding , 3% , 12/01/50 .................. 5,070,000 3,871,783
East Baton Rouge Sewerage Commission ,
Revenue , 2014 B , Pre-Refunded , 5% , 2/01/39 ............................ 3,000,000 3,009,117
Revenue , 2019 A , Refunding , 4% , 2/01/45 ............................... 5,000,000 4,976,223
Greater Ouachita Water Co. , Revenue , 2024 , BAM Insured , 4.5% , 9/01/53 ........
1,000,000 1,012,691
Jefferson Parish Consolidated Sewerage District No. 1 , Revenue , 2022 , BAM Insured ,
4% , 2/01/38 ...................................................... 1,000,000 1,017,997
Jefferson Parish Consolidated Waterworks District No. 2 , Revenue , 2022 , Refunding ,
BAM Insured , 4% , 2/01/40 ........................................... 5,000,000 5,076,335
Jefferson Sales Tax District , Revenue , 2017 B , AGMC Insured , 5% , 12/01/42 .......
2,250,000 2,326,614
Lafayette Consolidated Government ,
GO , 2020 , Refunding , 3% , 3/01/34 ..................................... 250,000 240,366
GO , 2020 , Refunding , 3% , 3/01/35 ..................................... 200,000 190,663
Lafayette Parish School Board , Sales Tax , Revenue , 2023 , 4% , 4/01/53 ..........
2,500,000 2,524,384
Louisiana Correctional Facilities Corp. ,
State of Louisiana , Revenue , 2021 , 4% , 10/01/37 .......................... 875,000 887,772
State of Louisiana , Revenue , 2021 , 4% , 10/01/39 .......................... 1,490,000 1,497,777
Louisiana Housing Corp. ,
Revenue , 2021 B , GNMA Insured , 2.05% , 6/01/36 ......................... 615,000 501,549
Revenue , 2021 B , GNMA Insured , 2.2% , 6/01/41 .......................... 1,965,000 1,478,084
Revenue , 2024 A , GNMA Insured , 4.4% , 12/01/44 ......................... 1,000,000 1,022,701
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
a
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 1,800,000 1,713,966

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
City of Pineville , Revenue , 2024 , AGMC Insured , 5% , 9/01/39 ................ $ 2,505,000 $ 2,837,319
Entergy Louisiana LLC , Revenue , 2021 A , Refunding , 2% , 6/01/30 ............. 1,500,000 1,352,040
Entergy Louisiana LLC , Revenue , 2021 B , Refunding , 2.5% , 4/01/36 ........... 3,000,000 2,526,280
a
Parish of Assumption , Revenue , 144A, 2021 , 3.875% , 11/01/45 ............... 900,000 842,830
a
Parish of St. Bernard , Revenue , 144A, 2021 , 4% , 11/01/45 ................... 1,110,000 1,058,435
a
Parish of St. Charles , Revenue , 144A, 2022 , 4.5% , 11/01/47 ................. 1,900,000 1,929,273
a
Parish of St. Tammany LA GOMESA , Revenue , 144A, 2020 , 3.875% , 11/01/45 .... 2,610,000 2,444,207
a
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 1,250,000 1,259,479
a
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding , Zero
Cpn., 12/01/44 .................................................. 6,500,000 4,124,914
University of Louisiana at Lafayette , Revenue , 2017 , Refunding , AGMC Insured , 5% ,
10/01/39 ....................................................... 1,000,000 1,028,577
University of Louisiana at Lafayette , Revenue , 2018 , AGMC Insured , 5% , 10/01/48 3,500,000 3,568,498
University of Louisiana System , Revenue , 2019 , Refunding , AGMC Insured , 4% ,
8/01/34 ........................................................ 1,000,000 1,018,476
University of Louisiana System Board of Supervisors , Revenue , 2021 , Refunding ,
AGMC Insured , 4% , 10/01/39 ....................................... 1,060,000 1,062,876
University of Louisiana System Board of Supervisors , Revenue , 2021 , Refunding ,
AGMC Insured , 4% , 10/01/41 ....................................... 500,000 501,181
University of Louisiana System Board of Supervisors , Revenue , 2021 , Refunding ,
AGMC Insured , 4% , 10/01/43 ....................................... 500,000 492,720
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/30 .................................................... 1,020,000 1,047,704
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/31 .................................................... 1,065,000 1,093,324
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/32 .................................................... 1,100,000 1,114,914
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/33 .................................................... 1,155,000 1,168,028
University of Louisiana System Board of Supervisors , Revenue , 2023 A , AGMC
Insured , 5% , 10/01/43 ............................................. 600,000 645,624
Woman's Hospital Foundation , Revenue , 2017 A , Refunding , 5% , 10/01/41 ...... 5,230,000 5,387,438
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,516,954
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/59 ...... 5,000,000 5,415,287
CHRISTUS Health Obligated Group , Revenue , 2018 E , 5% , 7/01/48 ........... 5,000,000 5,197,275
Franciscan Missionaries of Our Lady Health System Obligated Group , Revenue ,
2015 A , 5% , 7/01/35 .............................................. 4,965,000 4,998,616
Franciscan Missionaries of Our Lady Health System Obligated Group , Revenue ,
2015 A , Pre-Refunded , 5% , 7/01/35 .................................. 35,000 35,399
Louisiana Children's Medical Center Obligated Group , Revenue , 2015 A-1 , 5% ,
6/01/45 ........................................................ 10,000,000 10,326,300
Louisiana Children's Medical Center Obligated Group , Revenue , 2020 A , 4% , 6/01/50 5,000,000 4,922,296
Louisiana Department of Public Safety & Corrections , Revenue , 2024 , AGMC
Insured , 5% , 8/01/44 .............................................. 800,000 878,972
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/46 .............................................. 6,500,000 6,563,074
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2017 , 5% , 7/01/52 ................................................ 2,310,000 2,344,626
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/37 ....... 2,020,000 2,023,499
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/39 ....... 3,460,000 3,433,175
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/41 ....... 2,850,000 2,779,979

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/34 ........................................................ $ 30,000 $ 30,842
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/47 ........................................................ 20,000 20,561
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/42 5,695,000 5,832,170
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/46 6,305,000 6,430,570
a
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 2,000,000 1,839,551
Roman Catholic Church of the Archdiocese of New Orleans , Revenue , 2017 ,
Refunding , 5% , 7/01/37 ............................................ 3,750,000 3,187,500
Tulane University , Revenue , 2016 A , Refunding , 5% , 12/15/41 ................ 3,000,000 3,082,524
Tulane University , Revenue , 2017 A , Pre-Refunded , 4% , 12/15/50 ............. 60,000 62,085
Tulane University , Revenue , 2024 A , 5% , 4/15/38 .......................... 1,000,000 1,137,402
Louisiana Stadium & Exposition District , Revenue, Senior Lien , 2023 A , Refunding ,
5.25% , 7/01/53 ................................................... 1,750,000 1,902,224
Louisiana State University & Agricultural & Mechanical College , Auxiliary , Revenue ,
2016 A , Pre-Refunded , 5% , 7/01/40 .................................... 4,500,000 4,649,833
Natchitoches Parish School District No. 9 , GO , 2018 , AGMC Insured , 5% , 3/01/38 ...
1,440,000 1,541,416
New Orleans Aviation Board ,
Revenue , 2024 B , Refunding , 5.25% , 1/01/45 ............................. 2,500,000 2,698,224
Revenue , 2024 C-1 , 5% , 1/01/54 ...................................... 1,000,000 1,066,079
Louis Armstrong New Orleans International Airport , Revenue , 2017 A , 5% , 1/01/48 . 8,000,000 8,140,876
Parish of East Baton Rouge Capital Improvements District , MovEBR Sales Tax ,
Revenue , 2019 , 5% , 8/01/48 ......................................... 500,000 523,968
Parish of Terrebonne , Sales & Use Tax , Revenue , 2020 A , 4% , 3/01/41 ...........
2,660,000 2,680,570
Port New Orleans Board of Commissioners ,
Revenue , 2018 A , AGMC Insured , 5% , 4/01/48 ............................ 2,750,000 2,819,747
Revenue , 2020 D , 5% , 4/01/50 ........................................ 6,000,000 6,273,169
Rapides Parish Consolidated School District No. 62 , GO , 2022 , AGMC Insured , 5% ,
3/01/42 ......................................................... 1,100,000 1,185,715
Rapides Parish School District No. 11 Rigolette , GO , 2023 , AGMC Insured , 4% ,
3/01/41 ......................................................... 1,000,000 1,004,678
St. John the Baptist , Parish School District No. 1 , GO , 2023 , 5.25% , 3/01/43 .......
3,300,000 3,515,371
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,500,000 5,644,146
State of Louisiana ,
GO , 2016 A , 5% , 9/01/35 ............................................ 2,575,000 2,659,741
GO , 2019 A , 5% , 3/01/37 ............................................ 3,000,000 3,210,865
Gasoline & Fuels Tax , Revenue, First Lien , 2015 A , Pre-Refunded , 5% , 5/01/41 ... 3,000,000 3,023,090
Gasoline & Fuels Tax , Revenue, Second Lien , 2024 A , Refunding , 4% , 5/01/44 ... 6,000,000 6,004,047
Tangipahoa Parish Hospital Service District No. 1 ,
Revenue , 2021 , Refunding , 4% , 2/01/35 ................................. 2,250,000 2,250,915
Revenue , 2021 , Refunding , 4% , 2/01/38 ................................. 2,000,000 1,964,241
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/41 ...................................................... 1,000,000 1,005,897
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 2,922,142
236,345,699
South Carolina 0.4%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 600,000 527,577
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 700,000 615,507
1,143,084

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.6%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... $ 450,000 $ 447,329
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,250,000 1,047,505
1,494,834
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 615,640
Wisconsin 0.5%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 675,280
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 500,000 517,298
1,192,578
U.S. Territories 2.2%
Puerto Rico 2.2%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 500,000 499,700
c
Revenue , WW , 5.25% , 7/01/33 ........................................ 655,000 301,300
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 3,500,000 3,503,311
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 1,196,000 1,201,398
5,505,709
Total U.S. Territories .................................................................... 5,505,709
Total Municipal Bonds (Cost $ 256,531,185 ) .....................................
249,628,884
Shares
Escrows and Litigation Trusts 0.0%
†
d ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 43,434 34,747
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
34,747
Total Long Term Investments (Cost $ 256,531,185 ) ...............................
249,663,631
a
a a a a
Short Term Investments 0.9%
Principal
Amount
Municipal Bonds 0.9%
Louisiana 0.9%
f
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2023 A-1 ,
Refunding , LOC Toronto Dominion Bank (The) , Daily VRDN and Put , 3.15% , 5/01/43 2,200,000 2,200,000
Total Municipal Bonds (Cost $ 2,200,000 ) .......................................
2,200,000
Total Short Term Investments (Cost $ 2,200,000 ) .................................
2,200,000
a
Total Investments (Cost $ 258,731,185 ) 98.8% ...................................
$251,863,631
Other Assets, less Liabilities 1.2% .............................................
3,197,871
Net Assets 100.0% ...........................................................
$255,061,502

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 203 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $21,927,295, representing 8.6% of net assets.
b
Security purchased on a when-issued basis.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Non-income producing.
e
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin Maryland Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.3%
Florida 0.7%
a
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ $ 2,650,000 $ 2,127,888
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 1,325,000 1,126,872
Maryland 85.6%
City of Baltimore ,
Harbor Point Special Taxing District , Revenue , 2016 , Refunding , 5.125% , 6/01/43 . 3,000,000 3,016,765
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/46 ..................... 2,000,000 2,044,071
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2022 , 4.5% , 1/01/42
1,500,000 1,477,102
b
County of Anne Arundel , Glenview Housing LP , Revenue , 2009 , Mandatory Put , 5% ,
1/01/27 ......................................................... 1,760,000 1,762,562
County of Baltimore , GO , 2023 , 5% , 3/01/53 ...............................
6,000,000 6,559,454
a
County of Frederick , Urbana Community Development Authority , Special Tax , 144A,
2020 C , 4% , 7/01/50 ............................................... 3,940,000 3,644,957
County of Harford ,
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/31 ........................................................ 150,000 155,381
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/36 ........................................................ 750,000 761,838
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/40 ........................................................ 675,000 680,553
County of Howard , Annapolis Junction Town Center Development District , Tax
Allocation , 2024 , Refunding , 5% , 2/15/44 ................................ 665,000 714,397
Howard County Housing Commission ,
Revenue , 2013 , 5% , 10/01/28 ........................................ 9,990,000 10,003,975
Revenue , 2016 , 4% , 6/01/46 ......................................... 2,000,000 1,904,688
Revenue , 2017 , 5% , 12/01/46 ........................................ 5,000,000 5,129,133
Maryland Community Development Administration ,
Housing , Revenue , 2019 D , 3% , 7/01/39 ................................ 1,500,000 1,350,936
Housing , Revenue , 2019 D , 3.2% , 7/01/44 ............................... 1,000,000 873,047
Maryland Community Development Administration Local Government Infrastructure ,
Revenue , 2017 A-1 , 4% , 6/01/47 ...................................... 2,300,000 2,292,124
Revenue , 2018 A-1 , 5% , 6/01/48 ...................................... 1,310,000 1,359,438
Revenue, Senior Lien , 2019 B-1 , 4% , 6/01/49 ............................. 3,000,000 2,997,773
Maryland Economic Development Corp. ,
Annapolis Parking System , Revenue, Senior Lien , 2022 A , 5.25% , 12/31/47 ...... 5,000,000 5,313,123
Frostburg State University Project , Revenue, Senior Lien , 2013 , Refunding , 5% ,
10/01/33 ....................................................... 5,000,000 5,001,649
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4% , 7/01/40 . 1,000,000 974,552
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 5% , 7/01/50 . 1,250,000 1,288,409
Morgan View & Thurgood Marshall Student Housing , Revenue , 2022 A , 6% , 7/01/58 4,620,000 5,148,642
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/47 ........... 5,000,000 5,283,291
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/55 ........... 5,000,000 5,231,854
University of Maryland College Park , Revenue , 2016 , Refunding , AGMC Insured , 5% ,
6/01/43 ........................................................ 3,305,000 3,349,206
University of Maryland College Park , Revenue , 2024 , AGMC Insured , 5% , 7/01/54 . 2,000,000 2,112,214
University Park Phase I & II at Salisbury University , Revenue , 2013 , Refunding , 5% ,
6/01/34 ........................................................ 2,040,000 2,040,655
University Village at Sheppard Pratt , Revenue , 2012 , Refunding , 5% , 7/01/27 ..... 1,150,000 1,150,816
University Village at Sheppard Pratt , Revenue , 2012 , Refunding , 5% , 7/01/33 ..... 2,495,000 2,496,049
West Village & Millennium Hall Student Housing at Towson University , Revenue,
Senior Lien , 2012 , 5% , 7/01/27 ...................................... 720,000 720,756

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... $ 9,750,000 $ 9,914,920
Adventist Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 1/01/38 ... 865,000 852,547
Adventist Healthcare Obligated Group , Revenue , 2021 B , BAM Insured , 4% , 1/01/51 2,000,000 1,958,455
Charlestown Community, Inc. , Revenue , 2016 A , Refunding , 5% , 1/01/45 ........ 4,170,000 4,231,158
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 .. 1,715,000 1,609,559
Frederick Health, Inc. Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/53 1,500,000 1,594,858
Goucher College , Revenue , 2017 A , Refunding , 5% , 7/01/44 ................. 7,470,000 7,478,461
Johns Hopkins Medical Institutions Parking System , Revenue , 2001 , AMBAC
Insured , 5% , 7/01/27 .............................................. 505,000 508,831
Johns Hopkins Medical Institutions Parking System , Revenue , 2004 , AMBAC
Insured , 5% , 7/01/34 .............................................. 5,000,000 5,038,257
LifeBridge Health Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/47 ..... 4,000,000 4,060,429
LifeBridge Health Obligated Group , Revenue , 2024 , 5.25% , 7/01/54 ............ 1,000,000 1,099,394
Loyola University Maryland, Inc. , Revenue , 2019 A , Refunding , 5% , 10/01/49 ..... 2,000,000 2,102,034
Maryland Institute College of Art , Revenue , 2016 , Refunding , 4% , 6/01/42 ....... 5,325,000 5,006,689
Maryland Institute College of Art , Revenue , 2024 , Refunding , 5.5% , 6/01/47 ...... 1,250,000 1,335,453
MedStar Health Obligated Group , Revenue , 1997 , AMBAC Insured , ETM, 5% ,
7/01/27 ........................................................ 4,560,000 4,674,694
MedStar Health Obligated Group , Revenue , 2013 A , 5% , 8/15/38 .............. 5,000,000 5,002,104
MedStar Health Obligated Group , Revenue , 2015 , Refunding , 5% , 8/15/38 ....... 2,100,000 2,105,036
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 5,000,000 5,128,624
Meritus Medical Center Obligated Group , Revenue , 2015 , Refunding , 5% , 7/01/40 . 8,535,000 8,565,865
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/28 .......... 630,000 657,986
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/30 .......... 1,225,000 1,301,200
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/32 .......... 800,000 850,388
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/34 .......... 350,000 347,246
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/36 .......... 1,125,000 1,104,637
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/40 .......... 1,850,000 1,768,626
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/46 .......... 1,000,000 934,767
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/55 .......... 3,250,000 2,976,856
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/39 ............................................ 10,000,000 10,372,130
University of Maryland Medical System Obligated Group , Revenue , 2017 D , 4% ,
7/01/48 ........................................................ 5,000,000 4,961,302
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/43 .............. 1,100,000 1,102,505
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/48 .............. 610,000 607,509
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund , Revenue , 2016 , Pre-
Refunded , 5% , 5/01/46 ............................................ 4,085,000 4,213,220
Baltimore City Public School Construction Financing Fund , Revenue , 2020 A , 5% ,
5/01/50 ........................................................ 11,225,000 12,940,882
State of Maryland Built to Learn , Revenue , 2021 , 4% , 6/01/35 ................ 1,590,000 1,648,984
State of Maryland Built to Learn , Revenue , 2022 A , 4% , 6/01/47 ............... 5,000,000 5,015,027
State of Maryland Built to Learn , Revenue , 2024 , 4% , 6/01/49 ................ 2,445,000 2,439,397
Maryland State Transportation Authority ,
Revenue , 2020 , 4% , 7/01/45 ......................................... 4,000,000 4,019,649
Revenue , 2021 A , Refunding , 5% , 7/01/46 ............................... 2,000,000 2,146,268
Montgomery County Housing Opportunities Commission , Revenue , 2023 C , 5.125% ,
1/01/53 ......................................................... 915,000 1,002,215
State of Maryland , GO , 2022 A , 5% , 6/01/37 ...............................
8,000,000 9,089,242
State of Maryland Department of Transportation ,
Maryland Aviation Administration , Revenue , 2021 B , 5% , 8/01/46 .............. 3,000,000 3,133,534
Maryland Aviation Administration , Revenue , 2021 B , 4% , 8/01/51 .............. 3,500,000 3,349,897
Maryland Aviation Administration , Revenue , 2024 A , AGMC Insured , 5% , 8/01/39 .. 2,150,000 2,346,079

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/34 ............... $ 3,420,000 $ 3,332,035
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/36 ............... 2,700,000 2,595,944
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/37 ............... 3,095,000 2,953,832
University System of Maryland , Revenue , 2021 A , Refunding , 4% , 4/01/51 ........
5,260,000 5,235,292
Washington Suburban Sanitary Commission ,
Revenue , 2023 , 4% , 6/01/49 ......................................... 9,500,000 9,599,151
Revenue, Second Series , 2016 , 4% , 6/01/43 ............................. 5,000,000 5,010,806
266,163,384
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2022
BB , 4% , 6/15/39 ................................................... 2,500,000 2,532,103
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 700,000 615,507
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 700,000 615,507
a
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 1,350,000 1,043,547
2,274,561
Texas 0.5%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 550,000 546,736
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,300,000 1,089,405
1,636,141
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 615,639
Wisconsin 0.4%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 675,280
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 500,000 517,298
1,192,578
U.S. Territories 8.0%
District of Columbia 4.6%
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... 2,500,000 2,664,448
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 3,000,000 3,218,089
Dedicated , Revenue , 2023 A , 5% , 7/15/43 ............................... 2,500,000 2,753,399
Dedicated , Revenue , 2023 A , 4.125% , 7/15/47 ............................ 2,500,000 2,530,381
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/56 ..................... 3,000,000 3,259,980
14,426,297
Puerto Rico 3.4%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/33 ................
347,342 343,314
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 2,094,826 2,034,239
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 2,000,000 1,998,799
c
Revenue , WW , 5.5% , 7/01/38 ......................................... 1,080,000 496,800

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ $ 3,600,000 $ 3,603,406
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 1,900,000 1,908,576
10,385,134
Total U.S. Territories .................................................................... 24,811,431
Total Municipal Bonds (Cost $ 307,412,732 ) .....................................
302,480,597
Shares
Escrows and Litigation Trusts 0.0%
†
d ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 100,330 80,264
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
80,264
Total Long Term Investments (Cost $ 307,412,732 ) ...............................
302,560,861
a
a a a a
Short Term Investments 0.9%
Principal
Amount
Municipal Bonds 0.9%
Maryland 0.9%
f
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 3.15% ,
11/01/37 ........................................................ 2,900,000 2,900,000
Total Municipal Bonds (Cost $ 2,900,000 ) .......................................
2,900,000
Total Short Term Investments (Cost $ 2,900,000 ) .................................
2,900,000
a
Total Investments (Cost $ 310,312,732 ) 98.2% ...................................
$305,460,861
Other Assets, less Liabilities 1.8% .............................................
5,611,744
Net Assets 100.0% ...........................................................
$311,072,605
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $11,456,393, representing 3.7% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Non-income producing.
e
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin Massachusetts Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 900,000 $ 924,736
Total Corporate Bonds (Cost $ 900,000 ) ........................................
924,736
Senior Floating Rate Interests 0.4%
Residential REITs 0.4%
a ,b
Centennial Gardens LP, First Lien, Delayed Draw CME Term Loan, 1 , 6.406% ,
( 1-month SOFR + 1.55% ), 2/01/25 ..................................... 1,000,000 1,002,925
Total Senior Floating Rate Interests (Cost $ 1,000,000 ) ...........................
1,002,925
Municipal Bonds 98.0%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,200,000 1,055,882
Florida 1.7%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 750,000 543,555
c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 2,800,000 2,248,334
c ,d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put , Zero
Cpn., 5/01/52 ..................................................... 2,000,000 1,796,000
4,587,889
Massachusetts 88.7%
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................
1,685,000 1,485,935
Commonwealth of Massachusetts ,
GO , 2017 F , 5% , 11/01/46 ........................................... 5,000,000 5,184,047
GO , 2022 E , 5% , 11/01/52 ........................................... 3,000,000 3,242,296
GO , 2024 B , 5% , 5/01/54 ............................................ 3,500,000 3,826,815
GO , A , 5.25% , 4/01/42 .............................................. 5,000,000 5,214,796
Revenue , 2005 , Refunding , AGMC, NATL Insured , 5.5% , 1/01/34 .............. 11,900,000 13,793,846
Transportation Fund , Revenue , 2016 B , 4% , 6/01/45 ....................... 5,000,000 5,006,429
Transportation Fund , Revenue , 2017 A , Refunding , 5% , 6/01/43 ............... 4,805,000 5,009,783
Transportation Fund , Revenue , 2018 A , 5% , 6/01/48 ....................... 5,000,000 5,205,307
Transportation Fund , Revenue , 2023 A , 5% , 6/01/53 ....................... 5,000,000 5,440,499
Massachusetts Bay Transportation Authority ,
Sales Tax , Revenue , A , 5% , 7/01/40 .................................... 5,000,000 5,039,587
Sales Tax , Revenue , A-1 , Refunding , 5.25% , 7/01/30 ....................... 4,000,000 4,567,304
Massachusetts Development Finance Agency ,
Beth Israel Lahey Health Obligated Group , Revenue , 2015 F , Refunding , 5% , 8/15/32 2,975,000 3,000,924
Beth Israel Lahey Health Obligated Group , Revenue , 2015 F , Refunding , 5% , 8/15/34 5,000,000 5,038,964
Beth Israel Lahey Health Obligated Group , Revenue , 2023 M , 5% , 7/01/34 ....... 1,500,000 1,721,418
Boston Medical Center Corp. Obligated Group , Revenue , 2023 G , Refunding , 5.25% ,
7/01/52 ........................................................ 5,585,000 5,992,057
Brandeis University , Revenue , 2019 S-1 , Refunding , 5% , 10/01/39 ............. 2,660,000 2,867,543
Broad Institute, Inc. (The) , Revenue , 2017 , Refunding , 4% , 4/01/41 ............ 5,000,000 5,004,875
Dana-Farber Cancer Institute Obligated Group , Revenue , 2016 N , 5% , 12/01/46 .. 6,890,000 7,032,172
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 C , 4% ,
11/01/46 ....................................................... 1,250,000 1,255,548
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/41 ...................... 435,000 424,393
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/51 ...................... 300,000 273,662
c
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/41 ........ 485,000 473,174
c
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/51 ........ 520,000 474,347
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 4% , 7/01/41 ....... 4,000,000 4,012,359
Mass General Brigham, Inc. , Revenue , 2024 D , Refunding , 5% , 7/01/54 ......... 1,500,000 1,621,548

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Merrimack College , Revenue , 2021 B , 4% , 7/01/50 ........................ $ 3,650,000 $ 3,362,387
Merrimack College , Revenue , 2022 , 5% , 7/01/52 .......................... 1,000,000 1,028,035
c
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5% ,
11/15/38 ....................................................... 3,000,000 3,118,226
c
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5.125% ,
11/15/46 ....................................................... 5,000,000 5,162,020
Northeastern University , Revenue , 2022 , Refunding , 5% , 10/01/44 ............. 2,375,000 2,624,865
President & Trustees of Williams College , Revenue , 2017 S , 4% , 7/01/46 ........ 5,000,000 5,013,315
President and Fellows of Harvard College , Revenue , 2024 B , 5% , 2/15/33 ....... 3,000,000 3,530,392
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/39 . 750,000 746,654
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/41 . 500,000 488,034
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/48 . 1,750,000 1,623,042
Simmons University , Revenue , 2023 N , Refunding , 5% , 10/01/43 .............. 1,750,000 1,736,729
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 4% ,
7/01/46 ........................................................ 3,000,000 2,859,713
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 5% ,
7/01/50 ........................................................ 3,540,000 3,708,956
Springfield College , Revenue , 2021 B , Refunding , 4% , 6/01/50 ................ 2,695,000 2,311,524
Suffolk University , Revenue , 2021 , 4% , 7/01/46 ........................... 2,000,000 1,691,282
Suffolk University , Revenue , 2021 , 4% , 7/01/51 ........................... 5,000,000 4,058,671
Trustees of Boston College , Revenue , 2017 T , Refunding , 5% , 7/01/42 .......... 3,750,000 3,904,336
Trustees of Boston University , Revenue , BB-1 , 4% , 10/01/46 ................. 5,000,000 5,011,169
Wellesley College , Revenue , 2018 L , Refunding , 4% , 7/01/44 ................. 6,160,000 6,223,715
Wheaton College , Revenue , 2021 I , 5% , 1/01/53 .......................... 3,000,000 3,064,796
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/35 .. 1,200,000 1,271,145
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/36 .. 1,000,000 1,057,747
Worcester Polytechnic Institute , Revenue , 2017 , Refunding , 5% , 9/01/42 ........ 1,090,000 1,128,815
Massachusetts Educational Financing Authority ,
Revenue , 2017 B , Refunding , 4.25% , 7/01/46 ............................. 2,500,000 2,379,143
Revenue , 2021 C , 3% , 7/01/51 ........................................ 3,000,000 2,174,334
Revenue , 2023 C , 5% , 7/01/53 ........................................ 4,375,000 4,452,650
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M-2 , 5.5% , 6/01/35 ......................................... 8,600,000 10,252,115
Massachusetts Housing Finance Agency ,
Revenue , 2009 C , 5.125% , 12/01/39 ................................... 75,000 75,053
Revenue , 2009 C , 5.35% , 12/01/49 .................................... 210,000 210,070
Revenue , 2012 F , 3.15% , 12/01/32 ..................................... 105,000 103,494
Revenue , 2012 F , 3.45% , 12/01/37 ..................................... 45,000 42,122
Revenue , 2024 A-1 , 4.95% , 12/01/64 ................................... 1,000,000 1,026,519
Revenue , 214 , GNMA Insured , 2.55% , 12/01/34 ........................... 1,000,000 872,841
Revenue , 214 , GNMA Insured , 2.8% , 12/01/39 ............................ 2,860,000 2,472,997
Revenue , A , 3.25% , 12/01/27 ......................................... 4,000,000 4,000,132
Revenue , A , 3.5% , 12/01/31 .......................................... 5,805,000 5,804,955
Massachusetts Port Authority , Revenue , 2021 B , Refunding , 5% , 7/01/39 .........
1,175,000 1,258,516
Massachusetts School Building Authority , Revenue, Senior Lien , 2016 C , Refunding ,
5% , 11/15/34 ..................................................... 5,000,000 5,189,103
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue ,
2019 B-1 , Refunding , 5% , 1/01/37 ..................................... 1,015,000 1,090,446
Massachusetts Water Resources Authority ,
Revenue , 2016 C , Pre-Refunded , 5% , 8/01/40 ............................ 5,000,000 5,176,258
Revenue , 2018 B , 5% , 8/01/43 ........................................ 2,525,000 2,662,066
Revenue , 2024 B , 5% , 8/01/49 ........................................ 4,000,000 4,441,472
Revenue , B , Refunding , AGMC Insured , 5.25% , 8/01/28 ..................... 5,490,000 6,027,710

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Town of Plymouth , GO , 2017 , 4% , 5/01/47 .................................
$ 5,000,000 $ 5,013,189
University of Massachusetts Building Authority ,
Revenue , 2022-1 , 4% , 11/01/46 ....................................... 4,000,000 4,026,853
Revenue, Senior Lien , 2017-1 , 5.25% , 11/01/42 ........................... 5,000,000 5,278,263
240,965,497
New Jersey 0.4%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2018
A , Refunding , 5% , 12/15/32 .......................................... 1,000,000 1,071,007
New York 1.0%
Metropolitan Transportation Authority ,
Revenue , 2020 A-1 , 4% , 11/15/40 ..................................... 750,000 753,847
Revenue , 2020 A-1 , 4% , 11/15/53 ..................................... 1,900,000 1,846,525
2,600,372
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
c
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 800,000 703,437
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 800,000 703,436
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 850,121
2,256,994
Texas 0.4%
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,400,000 1,173,206
Washington 0.3%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 800,000 703,588
Wisconsin 0.9%
c
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 675,280
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding , Zero
Cpn., 12/01/44 .................................................. 1,200,000 761,522
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,000,000 1,034,597
2,471,399
U.S. Territories 3.4%
Guam 0.2%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/39
600,000 650,794
Puerto Rico 3.2%
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 205,375 199,433
Revenue , 2007 N , 5.25% , 7/01/34 ..................................... 4,107,501 4,120,552
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/31 .. 440,000 479,004
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/39 .. 200,000 190,008

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 3,660,000 $ 3,676,521
8,665,518
Total U.S. Territories .................................................................... 9,316,312
Total Municipal Bonds (Cost $ 271,400,772 ) .....................................
266,202,146
Total Long Term Investments (Cost $ 273,300,772 ) ...............................
268,129,807
a
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
Massachusetts 0.1%
e
Massachusetts Development Finance Agency , Children's Hospital Corp. Obligated
Group (The) , Revenue , 2024 U-1 , Refunding , LOC TD Bank NA , Daily VRDN and
Put , 3.1% , 3/01/48 ................................................. 300,000 300,000
Total Municipal Bonds (Cost $ 300,000 ) .........................................
300,000
Total Short Term Investments (Cost $ 300,000 ) ..................................
300,000
a
Total Investments (Cost $ 273,600,772 ) 98.8% ...................................
$268,429,807
Other Assets, less Liabilities 1.2% .............................................
3,258,025
Net Assets 100.0% ...........................................................
$271,687,832
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $19,717,407, representing 7.3% of net assets.
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin Michigan Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 1,800,000 $ 1,849,472
Total Corporate Bonds (Cost $ 1,800,000 ) .......................................
1,849,472
Municipal Bonds 97.8%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,650,000 2,331,740
Florida 2.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,256,000 4,712,569
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 900,000 652,266
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 6,025,000 4,837,933
b ,c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put , Zero
Cpn., 5/01/52 ..................................................... 4,100,000 3,681,800
13,884,568
Illinois 0.6%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2022 A , Refunding , 4% , 6/15/52 .................... 2,500,000 2,353,483
State of Illinois , GO , 2021 B , 4% , 12/01/39 ................................
1,860,000 1,849,050
4,202,533
Michigan 86.2%
Bangor Township School District , GO , 2023 , 5% , 5/01/53 ......................
2,000,000 2,138,948
Battle Creek School District , GO , 2022 , 4% , 5/01/45 .........................
3,000,000 3,003,871
Belding Area Schools , GO , 2022 , 4.25% , 5/01/52 ...........................
7,330,000 7,399,698
Byron Center Public Schools ,
GO , 2017 I , 5% , 5/01/34 ............................................. 1,000,000 1,048,183
GO , 2017 I , 5% , 5/01/35 ............................................. 1,920,000 2,009,210
GO , 2017 I , 5% , 5/01/36 ............................................. 650,000 679,478
GO , 2017 I , 5% , 5/01/37 ............................................. 1,480,000 1,541,980
GO , 2017 I , 5% , 5/01/38 ............................................. 1,330,000 1,386,732
GO , 2017 I , 5% , 5/01/47 ............................................. 6,730,000 6,925,107
Caledonia Community Schools , GO , 2023 I , 5% , 5/01/53 ......................
2,000,000 2,159,698
Central Michigan University , Revenue , 2021 , Refunding , 3% , 10/01/46 ...........
1,325,000 1,074,495
Charter Township of Bloomfield , GO , 2016 , Refunding , 5% , 5/01/32 ..............
1,000,000 1,029,722
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ...
1,300,000 1,337,695
City of Detroit ,
Great Lakes Water Authority Water Supply System , Revenue, Second Lien , 2003 B ,
NATL Insured , 5% , 7/01/34 ......................................... 25,000 25,038
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 06 A ,
AGMC Insured , 5% , 7/01/34 ........................................ 30,000 30,046
City of Grand Rapids ,
d
GO , 2024 , 5% , 10/01/44 ............................................. 1,645,000 1,822,156
d
GO , 2024 , 5% , 10/01/49 ............................................. 2,025,000 2,205,854
d
GO , 2024 , 5% , 10/01/54 ............................................. 1,700,000 1,842,436
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/37 ....................... 1,040,000 1,096,433
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/43 ....................... 1,000,000 1,042,147
Sanitary Sewer System , Revenue , 2020 , Refunding , 5% , 1/01/45 .............. 2,000,000 2,133,158
Water Supply System , Revenue , 2016 , Refunding , 5% , 1/01/41 ............... 2,190,000 2,222,336
Water Supply System , Revenue , 2016 , Refunding , 5% , 1/01/46 ............... 2,525,000 2,555,854

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Grand Rapids, (continued)
Water Supply System , Revenue , 2018 , Refunding , 5% , 1/01/43 ............... $ 1,500,000 $ 1,563,221
Water Supply System , Revenue , 2018 , Refunding , 5% , 1/01/48 ............... 2,000,000 2,073,435
Water Supply System , Revenue , 2020 , 5% , 1/01/40 ........................ 2,400,000 2,591,036
Water Supply System , Revenue , 2020 , 5% , 1/01/50 ........................ 3,000,000 3,172,433
City of Lansing ,
GO , 2023 , AGMC Insured , 4.25% , 6/01/53 ............................... 2,225,000 2,216,584
GO , 2023 B , Refunding , AGMC Insured , 5% , 6/01/48 ....................... 9,980,000 10,680,675
Comstock Public Schools , GO , 2022 I , 4% , 5/01/52 ..........................
3,000,000 2,951,043
e
County of Genesee ,
Water Supply System , GO , 2024 , Refunding , AGMC Insured , 5% , 11/01/37 ...... 835,000 950,003
Water Supply System , GO , 2024 , Refunding , AGMC Insured , 5% , 11/01/38 ...... 700,000 795,745
Water Supply System , GO , 2024 , Refunding , AGMC Insured , 5% , 11/01/39 ...... 1,150,000 1,305,164
County of Kent ,
GO , 2016 , 5% , 6/01/32 ............................................. 1,305,000 1,345,936
GO , 2016 , 5% , 6/01/33 ............................................. 1,275,000 1,313,670
County of Muskegon ,
GO , 2015 , Refunding , 5% , 11/01/33 .................................... 1,360,000 1,381,860
GO , 2015 , Refunding , 5% , 11/01/36 .................................... 1,735,000 1,761,161
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
7,525,000 8,030,897
DeWitt Public Schools ,
GO , 2017 , 5% , 5/01/30 ............................................. 500,000 526,138
GO , 2017 , 5% , 5/01/33 ............................................. 815,000 853,056
GO , 2017 , 5% , 5/01/34 ............................................. 1,000,000 1,044,139
GO , 2017 , 5% , 5/01/35 ............................................. 1,000,000 1,044,088
GO , 2017 , 5% , 5/01/36 ............................................. 1,000,000 1,042,978
Downriver Utility Wastewater Authority ,
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/34 .................... 510,000 539,033
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/36 .................... 1,600,000 1,685,971
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/38 .................... 1,500,000 1,578,009
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/43 .................... 3,000,000 3,126,889
East Grand Rapids Public School District , GO , 2024 I , 5% , 5/01/53 ..............
700,000 747,744
East Lansing School District ,
GO , 2017 I , 5% , 5/01/35 ............................................. 1,500,000 1,568,625
GO , 2017 I , 5% , 5/01/37 ............................................. 1,100,000 1,145,546
GO , 2017 I , 5% , 5/01/42 ............................................. 3,500,000 3,626,069
Farmington Public School District ,
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/27 ......................... 1,000,000 1,007,469
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/28 ......................... 2,000,000 2,014,608
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/32 ......................... 4,035,000 4,065,472
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/33 ......................... 2,900,000 2,918,189
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/34 ......................... 3,000,000 3,022,904
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/35 ......................... 1,000,000 1,007,511
GO , 2018 , BAM Insured , 4.5% , 5/01/38 ................................. 7,225,000 7,457,162
Flat Rock Community School District , GO , 2022 I , 4.5% , 5/01/52 ................
2,100,000 2,147,842
Gerald R Ford International Airport Authority , Revenue , 2021 , 5% , 1/01/46 .........
2,000,000 2,130,375
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group , Revenue , 2019 A , 5% , 7/01/44 ........... 1,110,000 1,159,146
Munson Healthcare Obligated Group , Revenue , 2019 B , 5% , 7/01/39 ........... 1,625,000 1,719,301
Munson Healthcare Obligated Group , Revenue , 2021 , Refunding , 3% , 7/01/51 .... 10,000,000 8,023,860
Grand Valley State University ,
Revenue , 2018 , 5% , 12/01/38 ........................................ 900,000 943,836
Revenue , 2018 , 5% , 12/01/43 ........................................ 1,800,000 1,864,528

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Grandville Public Schools ,
GO , II , AGMC Insured , 5% , 5/01/29 .................................... $ 750,000 $ 756,036
GO , II , AGMC Insured , 5% , 5/01/30 .................................... 1,000,000 1,007,635
GO , II , AGMC Insured , 5% , 5/01/31 .................................... 1,150,000 1,158,780
GO , II , AGMC Insured , 5% , 5/01/32 .................................... 1,165,000 1,173,846
GO , II , AGMC Insured , 5% , 5/01/34 .................................... 1,315,000 1,325,094
GO , II , AGMC Insured , 5% , 5/01/35 .................................... 1,225,000 1,234,099
GO , II , AGMC Insured , 5% , 5/01/37 .................................... 2,915,000 2,933,163
GO , II , AGMC Insured , 5% , 5/01/40 .................................... 6,215,000 6,248,091
Great Lakes Water Authority ,
Sewage Disposal System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 ....... 1,500,000 1,657,100
Water Supply System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 .......... 5,000,000 5,523,667
Gull Lake Community School District ,
GO , 2018 I , 5% , 5/01/45 ............................................. 4,000,000 4,181,937
GO , 2018 I , 5% , 5/01/48 ............................................. 1,000,000 1,039,761
Hemlock Public School District , GO , 2024 III , 5% , 5/01/53 .....................
1,100,000 1,184,816
Hudsonville Public Schools , GO , 2017 , Refunding , 5% , 5/01/41 .................
2,500,000 2,600,133
Jenison Public Schools , GO , 2024 I , 5% , 5/01/49 ...........................
550,000 589,439
Kent Hospital Finance Authority , Mary Free Bed Rehabilitation Hospital Obligated
Group , Revenue , 2021 A , 3% , 4/01/51 .................................. 6,010,000 4,669,636
Kentwood Economic Development Corp. ,
Holland Home Obligated Group , Revenue , 2021 , 4% , 11/15/45 ................ 1,655,000 1,439,628
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/31 ....... 1,845,000 1,812,006
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/43 ....... 8,820,000 7,817,051
Kentwood Public Schools , GO , 2016 , 5% , 5/01/44 ...........................
2,920,000 2,968,090
Lansing Board of Water & Light , Revenue , 2024 A , Refunding , 5% , 7/01/54 ........
9,500,000 10,360,288
Lansing School District ,
GO , 2016 I , 5% , 5/01/39 ............................................. 2,125,000 2,167,642
GO , 2016 I , 5% , 5/01/40 ............................................. 2,200,000 2,243,842
Lowell Area Schools , GO , 2024 I , 4.125% , 5/01/54 ..........................
2,155,000 2,148,332
Ludington Area School District , GO , 2022 II , BAM Insured , 4% , 5/01/51 ...........
7,820,000 7,718,798
Macomb Interceptor Drain Drainage District , Special Assessment , 2017 A , Refunding ,
5% , 5/01/42 ...................................................... 4,000,000 4,149,724
Mattawan Consolidated School District , GO , 2024 I , 5% , 5/01/54 ................
1,700,000 1,834,997
Melvindale Northern Allen Park Public Schools ,
GO , 2022 , AGMC Insured , 4.375% , 5/01/47 .............................. 1,500,000 1,524,436
GO , 2024 , AGMC Insured , 5% , 5/01/45 ................................. 1,300,000 1,425,765
Meridian Public School District , GO , 2015 , Refunding , 5% , 5/01/31 ..............
1,130,000 1,138,160
Michigan Finance Authority ,
Albion College , Revenue , 2022 , Refunding , 5% , 12/01/36 .................... 1,925,000 1,435,555
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/46 .................... 4,800,000 3,255,360
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/51 .................... 3,050,000 2,006,111
Bronson Health Care Group Obligated Group , Revenue , 2019 A , Refunding , 5% ,
5/15/54 ........................................................ 11,000,000 11,148,316
Calvin University Obligated Group , Revenue , 2021 , Refunding , 3% , 9/01/50 ...... 895,000 674,491
Calvin University Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/50 ...... 2,600,000 2,463,293
d
City of Inkster , Revenue , 2024 B , Refunding , 5% , 11/01/42 ................... 1,420,000 1,579,447
d
City of Inkster , Revenue , 2024 B , Refunding , 5% , 11/01/45 ................... 1,660,000 1,817,001
d
City of Inkster , Revenue , 2024 B , Refunding , 5% , 11/01/49 ................... 2,635,000 2,847,243
d
City of Inkster , Revenue , 2024 B , Refunding , 5% , 11/01/54 ................... 3,820,000 4,097,011
Clean Water Revolving Fund , Revenue , 2016 B , Refunding , 4% , 10/01/30 ....... 2,750,000 2,790,301
Clean Water Revolving Fund , Revenue , 2018 B , Refunding , 5% , 10/01/38 ....... 8,055,000 8,576,352
Corewell Health Obligated Group , Revenue , 2016 A , 5% , 11/01/44 ............. 12,000,000 12,109,600

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
County of Wayne , Revenue, Second Lien , 2020 , Refunding , BAM Insured , 4% ,
11/01/55 ....................................................... $ 4,000,000 $ 3,855,476
Henry Ford Health System Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/41 ....................................................... 7,000,000 7,130,984
Kalamazoo College , Revenue , 2018 , Refunding , 4% , 12/01/47 ................ 2,610,000 2,528,498
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/35 ................. 400,000 386,393
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/36 ................. 565,000 542,403
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/37 ................. 640,000 609,179
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/38 ................. 675,000 637,282
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/39 ................. 645,000 603,196
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/45 ................. 2,780,000 2,449,630
Lawrence Technological University Obligated Group , Revenue , 2022 , Refunding , 4% ,
2/01/42 ........................................................ 745,000 658,446
Michigan Finance Authority Clean Water Revolving Fund , Revenue , 2018 B ,
Refunding , 5% , 10/01/39 ........................................... 6,000,000 6,381,767
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/49 ............ 1,500,000 1,674,261
Provident Group - HFH Energy LLC , Revenue , 2024 , 4.375% , 2/28/54 .......... 1,895,000 1,892,972
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/57 ............ 1,750,000 1,933,910
Tobacco Settlement , Revenue, Senior Lien , 2020 A-2 , Refunding , 5% , 6/01/40 .... 1,000,000 1,047,422
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... 7,170,000 6,483,037
Tobacco Settlement , Revenue, Senior Lien , 2020 B-1 , 2 , Refunding , 5% , 6/01/49 .. 1,010,000 1,032,025
Trinity Health Corp. Obligated Group , Revenue , 2016 MI , 5% , 12/01/45 ......... 7,710,000 7,796,273
Trinity Health Corp. Obligated Group , Revenue , 2016 MI , Pre-Refunded , 5% ,
12/01/45 ....................................................... 290,000 299,313
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.5% ,
11/01/48 ....................................................... 2,000,000 2,098,027
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.625% ,
11/01/52 ....................................................... 2,280,000 2,398,482
Michigan State Building Authority ,
State of Michigan , Revenue , 2016 I , Refunding , 5% , 4/15/41 ................. 12,000,000 12,330,187
State of Michigan , Revenue , 2016 I , Refunding , 5% , 10/15/46 ................ 9,910,000 10,148,755
State of Michigan , Revenue , 2016 I , Refunding , 5% , 10/15/51 ................ 1,000,000 1,020,715
State of Michigan , Revenue , 2019 I , Refunding , 4% , 4/15/54 ................. 2,000,000 1,953,774
State of Michigan , Revenue , 2022 I , 4% , 10/15/52 ......................... 4,250,000 4,174,777
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , 4% , 11/15/33 ............. 5,370,000 5,499,312
Ascension Health Credit Group , Revenue , 2010 F-7 , Refunding , 5% , 11/15/47 .... 10,000,000 10,172,250
Ascension Health Credit Group , Revenue , 2010 F-8 , Refunding , 5% , 11/15/46 .... 5,000,000 5,088,717
Michigan State Housing Development Authority ,
Revenue , 2019 B , 3.1% , 12/01/44 ..................................... 15,000,000 12,760,189
Revenue , 2020 A , 2.8% , 12/01/45 ..................................... 4,350,000 3,331,931
Revenue , 2020 A , 2.85% , 6/01/50 ..................................... 5,150,000 3,909,546
Revenue , 2021 A , 2.5% , 6/01/52 ...................................... 3,000,000 2,053,518
Revenue , 2021 A , 2.7% , 10/01/56 ..................................... 5,000,000 3,518,575
Revenue , 2021 A , 2.73% , 10/01/59 .................................... 5,000,000 3,300,666
Revenue , 2022 A , 4.1% , 6/01/43 ...................................... 5,000,000 4,984,667
Michigan State University , Revenue , 2015 A , 5% , 8/15/40 .....................
8,500,000 8,576,195
Michigan Strategic Fund ,
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/33 .... 2,200,000 2,291,656
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/48 .... 7,000,000 7,153,350
Michigan Technological University ,
Revenue , 2015 A , 5% , 10/01/45 ....................................... 2,400,000 2,425,051
Revenue , 2023 A , AGMC Insured , 5% , 10/01/47 ........................... 3,000,000 3,163,733
Revenue , 2023 A , AGMC Insured , 5.25% , 10/01/52 ........................ 1,675,000 1,778,901
Revenue , 2023 C , AGMC Insured , 5.25% , 10/01/53 ........................ 2,000,000 2,207,049

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Oakland University ,
Revenue , 2016 , 5% , 3/01/41 ......................................... $ 5,000,000 $ 5,070,374
Revenue , 2019 , 5% , 3/01/50 ......................................... 2,230,000 2,318,884
Okemos Public Schools , GO , 2024 II , 5% , 5/01/54 ...........................
2,335,000 2,541,466
Plainwell Community Schools , GO , 2022 II , 4% , 5/01/52 ......................
7,000,000 6,908,487
Rochester Community School District , GO , 2016 I , 5% , 5/01/36 .................
2,800,000 2,870,998
Roseville Community Schools ,
GO , 2014 , Pre-Refunded , 5% , 5/01/30 .................................. 1,620,000 1,633,407
GO , 2014 , Pre-Refunded , 5% , 5/01/31 .................................. 1,585,000 1,598,118
Saginaw Valley State University ,
Revenue , 2016 A , Refunding , 5% , 7/01/31 ............................... 2,170,000 2,225,485
Revenue , 2016 A , Refunding , 5% , 7/01/33 ............................... 1,240,000 1,269,341
Saline Area Schools , GO , 2016 , 5% , 5/01/36 ...............................
2,950,000 3,017,807
South Haven Public Schools ,
GO , 2015 B , AGMC Insured , 5% , 5/01/33 ................................ 350,000 352,643
GO , 2015 B , AGMC Insured , 5% , 5/01/35 ................................ 1,575,000 1,586,829
d
South Redford School District ,
GO , 2024 , 5% , 5/01/48 ............................................. 500,000 538,453
GO , 2024 , 5% , 5/01/51 ............................................. 300,000 321,276
Sparta Area Schools , GO , 2019 II , 5% , 5/01/48 .............................
5,750,000 6,046,415
State of Michigan , Trunk Line , Revenue , 2023 , 5.25% , 11/15/49 ................
2,000,000 2,249,835
Trenton Public Schools School District ,
GO , 2018 , 5% , 5/01/42 ............................................. 4,920,000 5,168,154
GO , 2018 , 5% , 5/01/45 ............................................. 11,480,000 11,987,134
Universal Academy ,
Revenue , 2021 , Refunding , 2% , 12/01/26 ................................ 305,000 293,855
Revenue , 2021 , Refunding , 4% , 12/01/31 ................................ 1,035,000 1,031,243
Revenue , 2021 , Refunding , 4% , 12/01/40 ................................ 1,100,000 1,047,436
University of Michigan ,
Revenue , 2015 , Pre-Refunded , 5% , 4/01/46 .............................. 2,000,000 2,056,319
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/37 ............................ 2,700,000 2,840,208
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/42 ............................ 5,635,000 5,927,619
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/47 ............................ 5,000,000 5,259,644
Walled Lake Consolidated School District ,
GO , 2020 , 5% , 5/01/45 ............................................. 2,500,000 2,646,483
GO , 2022 , 5% , 5/01/49 ............................................. 1,500,000 1,611,446
GO , 2024 , 5% , 5/01/54 ............................................. 1,800,000 1,941,471
Wayne County Airport Authority ,
Detroit Metropolitan Wayne County Airport , Revenue , 2018 A , 5% , 12/01/43 ...... 7,750,000 8,106,510
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/40 ...... 3,330,000 3,641,014
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/46 ...... 4,670,000 5,033,616
Detroit Metropolitan Wayne County Airport , Revenue , 2021 B , 5% , 12/01/39 ...... 1,675,000 1,777,430
Wayne State University ,
Revenue , 2015 A , Refunding , 5% , 11/15/31 .............................. 1,860,000 1,860,088
Revenue , 2018 A , 5% , 11/15/43 ....................................... 4,500,000 4,718,662
Revenue , 2018 A , 4% , 11/15/48 ....................................... 10,000,000 9,764,484
Wayne-Westland Community Schools ,
GO , 2022 , 3% , 11/01/44 ............................................. 2,830,000 2,378,502
GO , 2022 , 3% , 11/01/46 ............................................. 1,475,000 1,203,068
Western Michigan University ,
Revenue , 2015 A , Refunding , 5% , 11/15/30 .............................. 2,500,000 2,522,164
Revenue , 2015 A , Refunding , 5% , 11/15/40 .............................. 1,560,000 1,569,894
Revenue , 2015 A , Refunding , 5% , 11/15/45 .............................. 2,000,000 2,009,813

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Western Michigan University, (continued)
Revenue , 2019 A , Refunding , 5% , 11/15/44 .............................. $ 2,315,000 $ 2,453,333
Revenue , 2021 A , AGMC Insured , 5% , 11/15/51 ........................... 2,785,000 2,950,077
Western School District , GO , 2022 , 5.25% , 5/01/52 ..........................
2,000,000 2,198,257
Williamston Community Schools School District , GO , 2024 , 5% , 5/01/54 ..........
2,000,000 2,149,064
Zeeland Public Schools ,
GO , 2015 A , AGMC Insured , 5% , 5/01/31 ................................ 1,530,000 1,540,606
GO , 2015 A , AGMC Insured , 5% , 5/01/33 ................................ 2,000,000 2,013,287
GO , 2015 A , Pre-Refunded , AGMC Insured , 5% , 5/01/35 .................... 2,000,000 2,015,807
594,234,695
New Jersey 0.2%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 4% , 6/15/50 ...................... 500,000 492,189
State of New Jersey , Revenue , 2020 AA , 3% , 6/15/50 ...................... 600,000 490,398
982,587
New York 1.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 ..........
9,300,000 9,121,857
South Carolina 1.3%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,800,000 1,582,732
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,800,000 1,582,732
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 6,200,000 4,792,586
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 850,121
8,808,171
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/39 325,000 264,572
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/40 300,000 239,806
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,500,000 2,933,014
3,437,392
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,583,073
Wisconsin 1.3%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,800,000 1,519,379
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding , Zero
Cpn., 12/01/44 .................................................. 12,000,000 7,615,225
9,134,604
U.S. Territories 3.9%
Guam 0.5%
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 1,750,000 1,821,351
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 1/01/46 ............................................ 1,770,000 1,894,294
3,715,645

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 3.4%
HTA HRRB Custodial Trust ,
Revenue , 2007 CC , 5.25% , 7/01/32 .................................... $ 404,110 $ 400,657
Revenue , 2007 CC , 5.25% , 7/01/36 .................................... 291,537 292,723
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 3,203,851 3,111,175
Revenue , 2007 N , 5.25% , 7/01/34 ..................................... 6,095,532 6,114,899
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 410,750 412,421
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
12,900,000 12,958,229
23,290,104
Total U.S. Territories .................................................................... 27,005,749
Total Municipal Bonds (Cost $ 693,124,618 ) .....................................
674,726,969
Total Long Term Investments (Cost $ 694,924,618 ) ...............................
676,576,441
a
a a a a
Short Term Investments 1.4%
Municipal Bonds 1.4%
Michigan 1.4%
f
Green Lake Township Economic Development Corp. , Interlochen Center for the Arts ,
Revenue , 2004 , Refunding , LOC PNC Bank NA , Daily VRDN and Put , 3.25% ,
6/01/34 ......................................................... 3,200,000 3,200,000
f
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 3.1% , 12/01/24 ...
6,200,000 6,200,000
9,400,000
Total Municipal Bonds (Cost $ 9,400,000 ) .......................................
9,400,000
Total Short Term Investments (Cost $ 9,400,000 ) .................................
9,400,000
a
Total Investments (Cost $ 704,324,618 ) 99.5% ...................................
$685,976,441
Other Assets, less Liabilities 0.5% .............................................
3,633,599
Net Assets 100.0% ...........................................................
$689,610,040
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $30,048,129, representing 4.4% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Security purchased on a when-issued basis.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin Minnesota Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.4%
Florida 1.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. $ 6,192,000 $ 5,551,793
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,100,000 1,521,954
7,073,747
Minnesota 96.3%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37
29,905,000 29,104,820
Anoka-Hennepin Independent School District No. 11 ,
GO , 2018 A , 3.25% , 2/01/37 .......................................... 5,355,000 5,257,201
GO , 2018 A , 4% , 2/01/39 ............................................ 8,905,000 9,061,729
GO , 2018 A , 3.375% , 2/01/43 ......................................... 4,020,000 3,753,714
Becker Independent School District No. 726 , GO , 2022 A , Zero Cpn., 2/01/41 ......
1,000,000 493,697
Blooming Prairie Independent School District No. 756 , GO , 2022 A , Refunding , 2.25% ,
2/01/45 ......................................................... 1,500,000 1,036,928
Brainerd Independent School District No. 181 ,
GO , 2018 A , 4% , 2/01/32 ............................................ 3,065,000 3,143,756
GO , 2018 A , 4% , 2/01/43 ............................................ 1,900,000 1,907,175
Centennial Independent School District No. 12 ,
GO , 2015 A , Refunding , Zero Cpn., 2/01/32 .............................. 1,450,000 1,105,378
GO , 2015 A , Refunding , Zero Cpn., 2/01/34 .............................. 1,600,000 1,117,484
GO , 2015 A , Refunding , Zero Cpn., 2/01/35 .............................. 350,000 234,107
City of Center City , Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% ,
11/01/41 ........................................................ 1,000,000 949,163
City of Cold Spring , GO , 2024 A , BAM Insured , 4% , 2/01/54 ...................
1,050,000 1,044,852
City of Coon Rapids , Mississippi View Housing Partners LP , Revenue , 2023 , FNMA
Insured , 5.6% , 12/01/39 ............................................. 3,735,369 4,014,562
City of Corcoran , GO , 2023 A , BAM Insured , 4% , 2/01/53 .....................
3,605,000 3,606,867
City of Fridley ,
GO , 2022 A , 4% , 2/01/36 ............................................ 350,000 360,798
GO , 2022 A , 4% , 2/01/37 ............................................ 735,000 756,090
GO , 2022 A , 4% , 2/01/38 ............................................ 800,000 823,723
Fridley Leased Housing Associates I LLLP , Revenue , 2018 , FNMA Insured , 3.75% ,
11/01/34 ....................................................... 9,257,687 9,206,888
a
Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 A , 5.75% , 6/01/41 .. 16,000,000 16,312,088
City of Minneapolis ,
GO , 2018 , 4% , 12/01/46 ............................................. 3,500,000 3,527,702
GO , 2019 , 3% , 12/01/40 ............................................. 2,000,000 1,817,967
14th and Central LLLP , Revenue , 2020 , FNMA Insured , 2.35% , 2/01/38 ......... 7,347,589 5,853,645
Allina Health Obligated Group , Revenue , 2021 , 4% , 11/15/40 ................. 6,750,000 6,814,425
Fairview Health Services Obligated Group , Revenue , 2015 A , Refunding , AGMC
Insured , 5% , 11/15/44 ............................................. 10,000,000 10,081,197
Fairview Health Services Obligated Group , Revenue , 2015 A , Refunding , 5% ,
11/15/44 ....................................................... 1,325,000 1,329,719
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , AGMC
Insured , 5% , 11/15/49 ............................................. 6,000,000 6,172,287
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/49 ....................................................... 4,535,000 4,602,266
City of Rochester ,
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/42 ................... 1,395,000 1,431,929
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/47 ................... 9,815,000 10,034,888
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/33 .................... 9,425,000 10,953,361
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/34 .................... 5,235,000 6,139,472
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/36 .................... 8,400,000 9,982,340
Mayo Clinic , Revenue , 2018 , 4% , 11/15/48 ............................... 6,000,000 6,004,487

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of Rochester, (continued)
Mayo Clinic , Revenue , 2022 , Refunding , 3.25% , 11/15/41 ................... $ 4,000,000 $ 3,852,097
Mayo Clinic , Revenue , 2022 , Refunding , 5% , 11/15/57 ...................... 2,000,000 2,153,419
City of St. Cloud ,
CentraCare Health System Obligated Group , Revenue , 2016 A , Refunding , 4% ,
5/01/37 ........................................................ 7,310,000 7,266,602
CentraCare Health System Obligated Group , Revenue , 2016 A , Refunding , 5% ,
5/01/46 ........................................................ 2,650,000 2,690,530
CentraCare Health System Obligated Group , Revenue , 2019 , Refunding , 5% ,
5/01/48 ........................................................ 10,000,000 10,451,114
CentraCare Health System Obligated Group , Revenue , 2024 , Refunding , 5% ,
5/01/54 ........................................................ 1,000,000 1,075,549
City of St. Paul , Water , Revenue , 2023 A , 4% , 12/01/46 .......................
13,340,000 13,711,843
City of Virginia ,
GO , 2024 A , 4.375% , 2/01/34 ......................................... 1,000,000 1,003,427
GO , 2024 A , 4.5% , 2/01/37 ........................................... 1,605,000 1,608,359
GO , 2024 A , 5% , 2/01/41 ............................................ 825,000 845,074
City of Wadena , Astera Health , Revenue , 2024 A , 5% , 12/01/45 .................
1,900,000 2,059,720
Cloquet Independent School District No. 94 , GO , 2015 B , 5% , 2/01/32 ............
3,615,000 3,625,724
County of Norman , GO , 2022 A , 3.25% , 2/01/52 ............................
3,115,000 2,695,331
County of Rice , GO , 2022 A , 4% , 2/01/48 .................................
5,200,000 5,209,741
Dakota County Community Development Agency ,
Revenue , 2011 A , GNMA Insured , 4.875% , 12/01/33 ....................... 340,000 340,087
Roers Burnsville Affordable Apartments Owner LLC , Revenue , 2024 , FNMA Insured ,
4.2% , 5/01/43 ................................................... 1,000,000 1,006,487
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ...
2,965,000 2,784,393
Duluth Economic Development Authority ,
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 2/15/53 ..... 15,830,000 16,175,189
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5.25% , 2/15/53 ... 13,105,000 13,487,847
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/38 ........................................................ 150,000 154,205
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/39 ........................................................ 155,000 158,674
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 3% ,
6/15/44 ........................................................ 850,000 729,169
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/29 ........................................................ 400,000 431,677
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/30 ........................................................ 425,000 464,904
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/31 ........................................................ 450,000 498,025
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/32 ........................................................ 500,000 558,231
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/33 ........................................................ 600,000 669,242
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/34 ........................................................ 520,000 545,395
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/35 ........................................................ 425,000 442,444
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/36 ........................................................ 400,000 414,527
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/37 ........................................................ 375,000 387,065
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/38 ........................................................ 400,000 411,622

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Duluth Economic Development Authority, (continued)
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/39 ........................................................ $ 250,000 $ 255,504
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 B , 5.25% , 6/15/52 .. 8,000,000 8,731,909
Duluth Independent School District No. 709 ,
GO , 2015 B , Refunding , 2.5% , 2/01/26 .................................. 2,840,000 2,812,136
GO , 2021 C , Zero Cpn., 2/01/29 ....................................... 1,870,000 1,567,898
GO , 2021 C , Zero Cpn., 2/01/30 ....................................... 1,275,000 1,021,043
GO , 2021 C , Zero Cpn., 2/01/31 ....................................... 1,325,000 1,011,374
GO , 2021 C , Zero Cpn., 2/01/32 ....................................... 1,080,000 783,622
GO , 2021 C , Zero Cpn., 2/01/33 ....................................... 1,075,000 740,318
Forest Lake Independent School District No. 831 , GO , 2023 A , 4% , 2/01/37 ........
2,000,000 2,081,071
Fridley Independent School District No. 14 , GO , 2016 A , 4% , 2/01/29 ............
2,220,000 2,249,239
Gibbon Independent School District No. 2365 ,
GO , 2023 A , 5% , 2/01/48 ............................................ 1,850,000 1,994,170
GO , 2023 A , 4.125% , 2/01/52 ......................................... 2,250,000 2,266,118
Hastings Independent School District No. 200 ,
GO , 2018 A , Zero Cpn., 2/01/38 ....................................... 4,685,000 2,743,231
GO , 2018 A , Zero Cpn., 2/01/39 ....................................... 4,685,000 2,589,638
GO , 2018 A , Zero Cpn., 2/01/40 ....................................... 4,685,000 2,448,843
Hennepin County Regional Railroad Authority ,
County of Hennepin , GO , 2019 A , 5% , 12/01/37 ........................... 1,000,000 1,071,330
County of Hennepin , GO , 2019 A , 5% , 12/01/38 ........................... 3,965,000 4,240,234
Hopkins Independent School District No. 270 ,
GO , 2019 A , 3% , 2/01/33 ............................................ 5,640,000 5,572,718
GO , 2019 A , 3% , 2/01/34 ............................................ 2,450,000 2,410,671
Jordan Independent School District No. 717 , GO , 2023 A , 4% , 2/01/42 ...........
1,300,000 1,321,715
Mankato Independent School District No. 77 , COP , 2022 A , 3% , 2/01/42 ..........
2,730,000 2,319,294
Metropolitan Council ,
GO , 2020 B , 2.125% , 3/01/36 ......................................... 3,500,000 2,860,842
GO , 2020 B , 2.125% , 3/01/37 ......................................... 4,000,000 3,210,976
GO , 2020 B , 2.125% , 3/01/38 ......................................... 4,000,000 3,149,964
GO , 2022 C , 4% , 3/01/40 ............................................ 3,275,000 3,382,831
GO , 2022 C , 4% , 3/01/41 ............................................ 3,410,000 3,509,397
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue , 2022 A , Refunding , 4.25% , 1/01/52 ............................. 2,990,000 3,019,460
Revenue, Senior Lien , 2016 C , 5% , 1/01/34 .............................. 2,870,000 2,979,999
Revenue, Senior Lien , 2016 C , 5% , 1/01/35 .............................. 4,025,000 4,175,597
Revenue, Senior Lien , 2016 C , 5% , 1/01/41 .............................. 20,730,000 21,346,145
Revenue, Senior Lien , 2016 C , 5% , 1/01/46 .............................. 14,475,000 14,823,075
Minnesota Agricultural & Economic Development Board , HealthPartners Obligated
Group , Revenue , 2024 , 5.25% , 1/01/54 ................................. 5,000,000 5,491,737
Minnesota Higher Education Facilities Authority ,
Macalester College , Revenue , 2017 , Refunding , 3% , 3/01/33 ................. 1,510,000 1,450,047
Macalester College , Revenue , 2021 , Refunding , 4% , 3/01/36 ................. 125,000 129,998
Macalester College , Revenue , 2021 , Refunding , 3% , 3/01/40 ................. 365,000 335,771
St. Catherine University , Revenue , 2023 , 5% , 10/01/43 ..................... 600,000 608,516
St. Catherine University , Revenue , 2023 , 5.125% , 10/01/48 .................. 750,000 757,292
St. Catherine University , Revenue , 2023 , 5% , 10/01/52 ..................... 3,000,000 2,969,598
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/32 ............... 255,000 262,857
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/33 ............... 240,000 246,732
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/34 ............... 355,000 364,204
St. John's University , Revenue , 2021 , Refunding , 3% , 10/01/37 ............... 250,000 228,334
St. John's University , Revenue , 2021 , Refunding , 3% , 10/01/38 ............... 250,000 225,718

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Higher Education Facilities Authority, (continued)
St. Olaf College , Revenue , 2021 , 3% , 10/01/41 ........................... $ 1,600,000 $ 1,421,326
St. Olaf College , Revenue , 8 N , Refunding , 4% , 10/01/35 .................... 500,000 503,998
University of St. Thomas , Revenue , 2017 A , Refunding , 4% , 10/01/36 .......... 750,000 757,924
University of St. Thomas , Revenue , 2017 A , Refunding , 4% , 10/01/37 .......... 750,000 756,228
University of St. Thomas , Revenue , 2022 A , 5% , 10/01/52 ................... 10,000,000 10,491,027
University of St. Thomas , Revenue , 2024 A , 5% , 10/01/49 ................... 4,000,000 4,293,728
Minnesota Housing Finance Agency ,
Revenue , 2020 B , GNMA Insured , 2.8% , 1/01/44 .......................... 2,870,000 2,262,047
Revenue , 2020 E , GNMA Insured , 2.5% , 7/01/40 .......................... 1,840,000 1,492,131
Revenue , 2021 B , GNMA Insured , 2.1% , 7/01/36 .......................... 950,000 779,299
Revenue , 2021 B , GNMA Insured , 2.3% , 7/01/41 .......................... 3,345,000 2,563,609
Revenue , 2021 B , GNMA Insured , 2.45% , 7/01/46 ......................... 3,320,000 2,440,002
Revenue , 2021 H , GNMA Insured , 2.55% , 1/01/46 ......................... 3,950,000 2,933,164
Revenue , 2022 A , GNMA Insured , 2.75% , 7/01/42 ......................... 2,660,000 2,166,325
Revenue , 2023 D , GNMA Insured , 4.5% , 7/01/43 .......................... 1,000,000 1,017,437
Revenue , 2023 D , GNMA Insured , 4.6% , 7/01/45 .......................... 1,000,000 1,019,682
State of Minnesota , Revenue , 2009 , 4% , 8/01/29 .......................... 1,675,000 1,675,022
State of Minnesota , Revenue , 2011 , 5% , 8/01/31 .......................... 2,225,000 2,228,371
State of Minnesota , Revenue , 2020 D , 4% , 8/01/42 ........................ 1,815,000 1,821,622
b
Minnesota Municipal Gas Agency , Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 .. 13,550,000 13,749,722
Minnesota Municipal Power Agency , Revenue , 2014 A , Refunding , 4% , 10/01/32 ....
1,200,000 1,200,645
Minnesota Office of Higher Education , Revenue, Senior Lien , 2023 , Refunding , 4% ,
11/01/42 ........................................................ 2,250,000 2,208,376
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 .......
7,795,000 6,761,141
Nashwauk Keewatin Independent School District No. 319 , GO , 2022 A , Refunding , 4% ,
2/01/48 ......................................................... 9,020,000 9,034,766
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO , 2019 A , 3% , 2/01/42 ............................................ 4,975,000 4,446,001
GO , 2019 A , 3% , 2/01/46 ............................................ 22,965,000 19,823,294
Northern Municipal Power Agency , Revenue , 2017 , Refunding , 5% , 1/01/41 .......
800,000 819,200
Norwood Young America Independent School District No. 108 , GO , 2022 A , 2.25% ,
2/01/45 ......................................................... 1,700,000 1,185,571
Prior Lake-Savage Independent School District No. 719 ,
GO , 2018 B , Zero Cpn., 2/01/27 ....................................... 10,545,000 9,795,440
GO , 2018 B , Zero Cpn., 2/01/28 ....................................... 13,055,000 11,733,884
GO , 2018 B , Zero Cpn., 2/01/30 ....................................... 9,010,000 7,485,865
GO , 2018 B , Zero Cpn., 2/01/31 ....................................... 5,310,000 4,232,077
Red Rock Central Independent School District No. 2884 , GO , 2022 A , 2.375% , 2/01/47
3,000,000 2,062,642
c
Redwood Area Schools Independent School District No. 2897 , GO , 2024 A , 4% ,
2/01/44 ......................................................... 2,000,000 2,006,682
c
Robbinsdale Independent School District No. 281 ,
GO , 2024 A , 4% , 2/01/43 ............................................ 500,000 495,521
GO , 2024 A , 4% , 2/01/44 ............................................ 450,000 444,584
GO , 2024 A , 4% , 2/01/45 ............................................ 415,000 408,733
Rosemount-Apple Valley-Eagan Independent School District No. 196 , GO , 2023 A , 4% ,
2/01/44 ......................................................... 2,000,000 2,005,227
Roseville Independent School District No. 623 ,
GO , 2018 A , 4% , 2/01/35 ............................................ 4,900,000 5,016,936
GO , 2018 A , 4% , 2/01/37 ............................................ 5,000,000 5,095,798
Sartell-St. Stephen Independent School District No. 748 ,
GO , 2016 B , Zero Cpn., 2/01/36 ....................................... 3,000,000 1,846,578
GO , 2016 B , Zero Cpn., 2/01/37 ....................................... 2,820,000 1,652,386
GO , 2016 B , Zero Cpn., 2/01/38 ....................................... 5,220,000 2,906,675
GO , 2016 B , Zero Cpn., 2/01/39 ....................................... 3,020,000 1,588,069

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Sauk Centre Public Utilities Commission ,
Electric , Revenue , 2024 A , AGMC Insured , 4.25% , 12/01/44 .................. $ 395,000 $ 403,034
Electric , Revenue , 2024 A , AGMC Insured , 4.5% , 12/01/53 ................... 335,000 341,812
a
Scott County Community Development Agency , Spero BP Senior LLC , Revenue,
Senior Lien , 144A, 2022 A , 5.25% , 8/01/37 ............................... 8,000,000 8,181,689
Southern Minnesota Municipal Power Agency ,
Revenue , 1994 A , NATL Insured , Zero Cpn., 1/01/26 ....................... 5,395,000 5,187,559
Revenue , 1994 A , NATL Insured , Zero Cpn., 1/01/27 ....................... 6,600,000 6,129,212
Revenue , 2015 A , Refunding , 5% , 1/01/41 ............................... 2,085,000 2,117,057
Revenue , 2015 A , Refunding , 5% , 1/01/46 ............................... 7,260,000 7,350,044
Revenue , 2017 A , 5% , 1/01/47 ........................................ 1,315,000 1,371,742
St. Cloud Independent School District No. 742 ,
COP , 2017 A , 4% , 2/01/38 ........................................... 1,000,000 1,000,360
GO , 2017 B , Refunding , 4% , 2/01/30 ................................... 4,060,000 4,103,345
GO , 2017 B , Refunding , 4% , 2/01/36 ................................... 2,500,000 2,526,690
GO , 2017 B , Refunding , 4% , 2/01/37 ................................... 2,250,000 2,274,021
St. Francis Independent School District No. 15 , GO , 2018 A , 3.5% , 2/01/41 ........
3,350,000 3,227,461
St. Paul Port Authority ,
District Energy St. Paul Obligated Group , Revenue , 2021-1 , Refunding , 3% , 10/01/34 300,000 277,965
District Energy St. Paul Obligated Group , Revenue , 2023-3 , 4.75% , 10/01/43 ..... 1,000,000 1,040,066
District Energy St. Paul Obligated Group , Revenue , 2023-4 , 5.25% , 10/01/42 ..... 1,000,000 1,057,295
State of Minnesota , GO , 2023 B , 4% , 8/01/43 ..............................
4,745,000 4,890,024
Stearns County Housing & Redevelopment Authority , Revenue , 2021 A , Refunding ,
3% , 2/01/61 ...................................................... 1,105,000 816,195
University of Minnesota ,
Revenue , 2017 A , 5% , 9/01/40 ........................................ 1,240,000 1,293,921
Revenue , 2017 A , 5% , 9/01/41 ........................................ 3,000,000 3,125,530
Revenue , 2017 B , Refunding , 5% , 12/01/30 .............................. 3,000,000 3,177,632
Revenue , 2019 A , 5% , 4/01/39 ........................................ 3,055,000 3,282,546
Revenue , 2019 A , 5% , 4/01/40 ........................................ 2,110,000 2,261,333
Revenue , 2019 A , 5% , 4/01/41 ........................................ 6,045,000 6,460,090
Revenue , 2019 A , 5% , 4/01/44 ........................................ 2,000,000 2,124,671
Revenue , 2020 A , 5% , 11/01/39 ....................................... 2,000,000 2,196,477
Revenue , 2020 A , 5% , 11/01/42 ....................................... 1,230,000 1,339,249
Watertown-Mayer Independent School District No. 111 ,
GO , 2020 A , Zero Cpn., 2/01/33 ....................................... 2,470,000 1,764,679
GO , 2020 A , Zero Cpn., 2/01/34 ....................................... 2,470,000 1,688,181
GO , 2020 A , Zero Cpn., 2/01/36 ....................................... 1,470,000 914,764
GO , 2020 A , Zero Cpn., 2/01/37 ....................................... 2,470,000 1,464,632
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 2,719,690
Western Minnesota Municipal Power Agency ,
Revenue , 2015 A , Refunding , 5% , 1/01/35 ............................... 3,000,000 3,058,375
Revenue , 2015 A , Refunding , 5% , 1/01/36 ............................... 2,035,000 2,071,334
Revenue , 2018 A , 5% , 1/01/49 ........................................ 5,000,000 5,202,348
Zumbro Education District ,
COP , 2021 A , 4% , 2/01/32 ........................................... 200,000 197,072
COP , 2021 A , 4% , 2/01/33 ........................................... 150,000 147,110
COP , 2021 A , 4% , 2/01/34 ........................................... 125,000 122,027
COP , 2021 A , 2.125% , 2/01/35 ........................................ 325,000 257,484
COP , 2021 A , 4% , 2/01/38 ........................................... 390,000 369,746
COP , 2021 A , 4% , 2/01/41 ........................................... 635,000 581,330
658,450,131

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. $ 2,100,000 $ 1,846,521
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 2,100,000 1,846,521
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,500,000 2,975,423
6,668,465
Texas 0.5%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,000,000 3,352,016
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,100,000 1,846,918
Wisconsin 0.3%
a
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 2,100,000 1,772,609
Total Municipal Bonds (Cost $ 696,935,379 ) .....................................
679,163,886
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
Minnesota 0.1%
d
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Bank of America NA , Daily VRDN and Put , 3.25% , 11/15/48 ..... 1,000,000 1,000,000
Total Municipal Bonds (Cost $ 1,000,000 ) .......................................
1,000,000
Total Short Term Investments (Cost $ 1,000,000 ) .................................
1,000,000
a
Total Investments (Cost $ 697,935,379 ) 99.5% ...................................
$680,163,886
Other Assets, less Liabilities 0.5% .............................................
3,416,069
Net Assets 100.0% ...........................................................
$683,579,955
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $37,809,218, representing 5.5% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin Missouri Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.7%
California 0.1%
Santa Barbara Secondary High School District , GO , 2011 A , Zero Cpn., 8/01/40 ....
$ 1,790,000 $ 987,193
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,544,000 4,970,791
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 616,029
a
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 6,300,000 5,058,752
10,645,572
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,250,000 2,764,027
Missouri 89.9%
Affton School District No. 101 ,
GO , 2017 A , Refunding , 5% , 3/01/33 ................................... 1,595,000 1,662,896
GO , 2017 A , Refunding , 5% , 3/01/34 ................................... 1,700,000 1,771,396
GO , 2017 A , Refunding , 5% , 3/01/35 ................................... 1,810,000 1,884,062
GO , 2017 A , 5% , 3/01/36 ............................................ 300,000 312,013
GO , 2017 A , Pre-Refunded , 5% , 3/01/36 ................................ 1,620,000 1,697,412
Cape Girardeau County Industrial Development Authority ,
Mercy Health , Revenue , 2021 , 4% , 3/01/41 .............................. 3,010,000 2,956,946
Mercy Health , Revenue , 2021 , 3% , 3/01/46 .............................. 3,000,000 2,411,589
Mercy Health , Revenue , 2021 , 4% , 3/01/46 .............................. 3,500,000 3,420,398
Procter & Gamble Co. (The) , Revenue , 1998 , 5.3% , 5/15/28 .................. 6,875,000 6,887,763
St. Francis Obligated Group , Revenue , 2016 , Refunding , 5% , 6/01/39 .......... 7,110,000 7,205,191
City of Bridgeton ,
Sales Tax , Revenue , 2021 A , Refunding , 2% , 12/01/32 ...................... 500,000 422,301
Sales Tax , Revenue , 2021 A , Refunding , 2.125% , 12/01/33 .................. 1,170,000 982,495
City of Harrisonville ,
COP , 2023 A , Refunding , 4.375% , 3/01/43 ............................... 1,000,000 1,004,511
COP , 2023 A , Refunding , 4.5% , 3/01/48 ................................. 2,000,000 2,009,074
COP , 2023 A , Refunding , 4.625% , 3/01/53 ............................... 2,000,000 2,012,121
City of Kansas City ,
GO , 2024 A , 4% , 2/01/44 ............................................ 1,700,000 1,713,307
Sanitary Sewer System , Revenue , 2018 A , 4% , 1/01/35 ..................... 1,500,000 1,533,181
Sanitary Sewer System , Revenue , 2023 A , 4% , 1/01/48 ..................... 5,000,000 5,022,062
Sanitary Sewer System , Revenue , 2024 A , 4% , 1/01/49 ..................... 3,500,000 3,510,985
Water , Revenue , 2017 A , 4% , 12/01/41 ................................. 4,970,000 4,991,311
Water , Revenue , 2023 A , 4% , 12/01/47 ................................. 2,120,000 2,129,013
City of Kirkwood ,
COP , 2024 A , 4.25% , 4/01/50 ......................................... 535,000 538,086
COP , 2024 A , 4.25% , 4/01/54 ......................................... 1,700,000 1,703,537
City of Marshfield , Waterworks & Sewer System , Revenue , 2020 B , AGMC Insured ,
5% , 2/01/47 ...................................................... 1,775,000 1,842,024
City of Republic ,
Revenue , 2022 , 3% , 5/01/47 ......................................... 5,000,000 4,095,293
Revenue , 2023 , 4.5% , 5/01/41 ........................................ 1,000,000 1,019,509
Revenue , 2023 , 4.5% , 5/01/44 ........................................ 1,000,000 1,014,174
City of Springfield , Revenue , 2023 , 4.375% , 11/01/42 ........................
500,000 519,517
City of St. Charles , COP , 2020 B , Refunding , 3% , 2/01/39 .....................
1,500,000 1,387,629
City of St. Louis ,
Airport , Revenue , 2005 , Refunding , NATL Insured , 5.5% , 7/01/29 .............. 13,070,000 14,556,067

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of St. Louis, (continued)
Airport , Revenue , 2017 A , Refunding , AGMC Insured , 5% , 7/01/25 ............. $ 5,000,000 $ 5,055,833
Airport , Revenue , 2017 D , Refunding , AGMC Insured , 5% , 7/01/35 ............. 1,000,000 1,030,091
Airport , Revenue , 2017 D , Refunding , AGMC Insured , 5% , 7/01/36 ............. 2,125,000 2,186,315
Airport , Revenue , 2019 C , Refunding , 5% , 7/01/27 ......................... 1,705,000 1,795,937
Airport , Revenue , 2024 A , AGMC Insured , 5.25% , 7/01/54 ................... 6,345,000 6,992,166
City of University City , COP , 2024 , 5% , 4/01/49 .............................
1,205,000 1,297,539
Clay County Reorganized School District No. R-1 ,
GO , 2017 , 3% , 3/01/36 ............................................. 1,540,000 1,481,250
GO , 2017 , 3.125% , 3/01/37 .......................................... 1,855,000 1,786,110
Community College District of Central Southwest Missouri ,
COP , 2021 , 3% , 3/01/40 ............................................. 575,000 529,955
COP , 2021 , 3% , 3/01/41 ............................................. 400,000 363,795
County of Jackson ,
Revenue , 2023 A , 4.25% , 12/01/53 .................................... 2,660,000 2,674,190
Revenue , 2023 A , 5.25% , 12/01/58 .................................... 2,500,000 2,712,573
Curators of the University of Missouri (The) , Revenue , 2024 , Refunding , 5% , 11/01/34
7,500,000 8,834,969
Ferguson Reorganized School District No. R-2 ,
GO , 2018 , 4% , 5/01/32 ............................................. 1,000,000 1,014,643
GO , 2018 , 5% , 5/01/38 ............................................. 2,250,000 2,328,999
Hannibal Board of Public Works ,
COP , 2022 , 3.625% , 4/01/44 ......................................... 1,000,000 916,318
COP , 2022 , 3.75% , 4/01/47 .......................................... 1,000,000 917,588
Health & Educational Facilities Authority of the State of Missouri ,
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/40 ...... 1,650,000 1,650,361
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/45 ...... 1,300,000 1,300,079
BJC Healthcare Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/34 ...... 4,030,000 4,118,250
BJC Healthcare Obligated Group , Revenue , 2018 A , Refunding , 5% , 11/15/43 .... 2,000,000 2,071,193
BJC Healthcare Obligated Group , Revenue , 2021 A , Refunding , 3% , 7/01/51 ..... 13,000,000 10,420,544
CoxHealth Obligated Group , Revenue , 2013 A , 5% , 11/15/44 ................. 2,760,000 2,761,236
CoxHealth Obligated Group , Revenue , 2015 A , Refunding , 5% , 11/15/33 ........ 3,200,000 3,236,529
CoxHealth Obligated Group , Revenue , 2019 A , 4% , 11/15/44 ................. 5,000,000 5,009,917
Kansas City University , Revenue , 2017 A , 5% , 6/01/42 ...................... 2,800,000 2,883,959
Kansas City University , Revenue , 2017 A , 5% , 6/01/47 ...................... 4,875,000 4,988,057
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/40 ........................................................ 2,060,000 1,648,234
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/41 ........................................................ 2,120,000 1,666,556
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/46 ........................................................ 5,590,000 4,074,647
Lutheran Senior Services Obligated Group , Revenue , 2016 A , 5% , 2/01/46 ....... 4,000,000 4,019,484
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 11,575,000 11,631,381
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/34 ....... 2,000,000 2,067,192
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/42 ....... 1,750,000 1,781,628
Lutheran Senior Services Obligated Group , Revenue , 2019 C , Refunding , 4% ,
2/01/33 ........................................................ 1,730,000 1,738,500
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/30 ........ 2,035,000 2,067,207
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/42 ........ 9,900,000 9,391,559
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/44 ......................................................... 1,050,000 1,122,368
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/54 ........................................................ 1,750,000 1,834,164
Maryville University of St. Louis , Revenue , 2015 , 5% , 6/15/44 ................. 5,000,000 5,009,564
Maryville University of St. Louis , Revenue , 2019 A , 5% , 6/15/45 ............... 4,000,000 4,047,874

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
Maryville University of St. Louis , Revenue , 2020 A , Refunding , 4% , 6/15/34 ...... $ 4,345,000 $ 4,299,891
Maryville University of St. Louis , Revenue , 2020 A , Refunding , 4% , 6/15/38 ...... 4,885,000 4,693,996
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.125% , 6/15/38 ... 2,300,000 2,006,275
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.375% , 6/15/45 ... 1,000,000 818,535
Mercy Health , Revenue , 2012 , 4% , 11/15/42 ............................. 8,000,000 7,931,916
Mercy Health , Revenue , 2017 C , Refunding , 5% , 11/15/42 ................... 9,720,000 10,027,559
Mercy Health , Revenue , 2017 C , Refunding , 4% , 11/15/47 ................... 10,000,000 9,965,563
Mercy Health , Revenue , 2020 , 4% , 6/01/53 .............................. 2,000,000 1,939,370
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 18,000,000 19,169,701
Mosaic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 2/15/54 4,000,000 3,899,753
SSM Health Care Obligated Group , Revenue , 2018 A , 5% , 6/01/48 ............ 13,500,000 13,900,938
b
SSM Health Care Obligated Group , Revenue , 2022 A , 5% , 6/01/52 ............ 5,000,000 5,705,108
St. Louis University , Revenue , 2017 A , 5% , 10/01/42 ....................... 9,200,000 9,479,385
St. Louis University , Revenue , 2017 A , 5% , 10/01/47 ....................... 11,490,000 11,779,389
Howard Bend Levee District ,
Special Tax , 2021 , 2.75% , 3/01/31 ..................................... 400,000 360,756
Special Tax , 2021 , 3% , 3/01/36 ....................................... 500,000 417,772
Special Tax , 2021 , 3.125% , 3/01/41 .................................... 1,000,000 806,723
Special Tax , 2022 , 3.375% , 3/01/32 .................................... 75,000 69,604
Special Tax , 2022 , 3.5% , 3/01/37 ...................................... 175,000 152,818
Special Tax , 2022 , 3.625% , 3/01/42 .................................... 200,000 170,119
Jefferson City School District , GO , 2018 , 5% , 3/01/38 ........................
2,070,000 2,149,999
Jefferson County School District No. R-VI ,
Festus , COP , 2021 B , 3% , 4/01/42 ..................................... 500,000 431,433
Festus , COP , 2021 B , 3% , 4/01/44 ..................................... 1,500,000 1,253,239
Festus , COP , 2021 B , 2.375% , 4/01/46 .................................. 2,000,000 1,403,627
Joplin Industrial Development Authority ,
Freeman Health System Obligated Group , Revenue , 2024 , Refunding , 4% , 2/15/43 510,000 500,909
Freeman Health System Obligated Group , Revenue , 2024 , Refunding , 4% , 2/15/44 380,000 371,455
Kansas City Industrial Development Authority ,
Revenue , 2011 A , Refunding , 5.5% , 9/01/29 .............................. 5,000,000 5,009,253
Revenue , 2011 A , Refunding , 5.5% , 9/01/30 .............................. 12,000,000 12,022,780
Revenue , 2011 A , Refunding , 5% , 9/01/32 ............................... 3,000,000 3,004,831
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/46 ................... 30,680,000 31,520,841
City of Kansas City Airport , Revenue , 2019 B , AGMC Insured , 5% , 3/01/49 ....... 8,000,000 8,203,895
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/54 ................... 5,090,000 5,198,911
City of Kansas City Airport , Revenue , 2020 A , AGMC Insured , 4% , 3/01/57 ....... 5,000,000 4,706,226
City of Kansas City Airport , Revenue , 2020 A , AGMC Insured , 5% , 3/01/57 ....... 100,000 102,872
Lebanon Reorganized School District No. R-3 , GO , 2024 , 4% , 3/01/44 ...........
4,000,000 4,024,284
Metropolitan St. Louis Sewer District ,
Revenue , 2016 C , Refunding , 5% , 5/01/46 ............................... 24,700,000 25,374,678
Revenue , 2017 A , Refunding , 5% , 5/01/47 ............................... 15,000,000 15,476,868
Missouri Development Finance Board ,
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/30 ............... 930,000 968,188
City of Independence , Revenue , 2021 , Refunding , 3% , 3/01/46 ............... 2,640,000 1,942,755
City of Independence , Revenue , 2021 , Refunding , 4% , 3/01/51 ............... 9,445,000 8,170,588
Procter & Gamble Co. (The) , Revenue , 1999 , 5.2% , 3/15/29 .................. 3,000,000 3,219,823
Zoological Subdistrict of the Metropolitan Zoo Park & Museum District of St. Louis ,
Revenue , 2022 , 5.25% , 5/01/55 ..................................... 2,500,000 2,655,856
Missouri Housing Development Commission ,
Revenue , 2018 B , GNMA Insured , 4% , 11/01/38 ........................... 785,000 788,530
Revenue , 2019 C , GNMA Insured , 3% , 11/01/44 ........................... 2,970,000 2,447,155
Revenue , 2020 C , GNMA Insured , 2.4% , 11/01/45 ......................... 2,010,000 1,485,932
Revenue , 2020 D , GNMA Insured , 2.55% , 11/01/50 ........................ 2,715,000 1,911,685

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Missouri Housing Development Commission, (continued)
Revenue , 2021 B , GNMA Insured , 2.3% , 11/01/51 ......................... $ 7,220,000 $ 4,793,616
Revenue , 2022 A , GNMA Insured , 3.125% , 11/01/42 ....................... 3,425,000 3,071,307
Revenue , 2022 C , GNMA Insured , 4.3% , 11/01/47 ......................... 1,940,000 1,945,914
Revenue , 2022 C , GNMA Insured , 4.35% , 11/01/52 ........................ 2,420,000 2,405,172
Revenue , 2024 G , GNMA Insured , 4.5% , 11/01/54 ......................... 3,750,000 3,783,919
Missouri Joint Municipal Electric Utility Commission ,
Revenue , 2024 , Refunding , 5% , 1/01/34 ................................. 2,425,000 2,770,117
MoPEP 1 Pool Fund , Revenue , 2018 , 5% , 12/01/43 ........................ 2,000,000 2,049,464
Prairie State Project , Revenue , 2016 A , Refunding , 5% , 12/01/40 .............. 22,950,000 23,360,523
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ...
5,050,000 5,062,767
Normandy Schools Collaborative ,
GO , 2021 B , 2% , 3/01/40 ............................................ 2,050,000 1,485,693
GO , 2021 B , 2% , 3/01/41 ............................................ 1,700,000 1,206,735
Poplar Bluff Regional Transportation Development District ,
Sales Tax , Revenue , 2023 B , Refunding , 3.375% , 12/01/31 .................. 2,000,000 1,942,085
Sales Tax , Revenue , 2023 B , Refunding , 4% , 12/01/37 ...................... 2,600,000 2,576,769
Republic School District No. R-3 , GO , 2023 , 4% , 3/01/43 ......................
1,470,000 1,487,394
Riverside-Quindaro Bend Levee District of Platte County , Special Assessment , 2017 ,
Refunding , 5% , 3/01/29 ............................................. 2,585,000 2,630,305
Springfield School District No. R-12 , GO , 2023 , 4% , 3/01/43 ...................
2,000,000 2,038,940
St. Charles County Public Water Supply District No. 2 , COP , 2022 , 4% , 12/01/44 ....
5,000,000 5,020,902
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 15,601,219
St. Louis County Industrial Development Authority ,
Friendship Village St. Louis Obligated Group , Revenue , 2013 A , 5.875% , 9/01/43 .. 7,000,000 7,000,238
Friendship Village St. Louis Obligated Group , Revenue , 2017 , Refunding , 5% ,
9/01/48 ........................................................ 7,095,000 7,084,663
St. Louis Land Clearance for Redevelopment Authority ,
Revenue , 2021 , 2.25% , 7/15/41 ....................................... 3,845,000 2,839,896
Revenue , 2021 A , Refunding , 2.125% , 4/01/39 ............................ 6,075,000 4,299,022
City of St. Louis , Revenue , 2022 C , 5% , 6/01/36 ........................... 2,025,000 2,102,769
City of St. Louis , Revenue , 2022 C , 5% , 6/01/41 ........................... 2,000,000 2,050,693
City of St. Louis , Revenue , 2022 C , 5.125% , 6/01/46 ....................... 2,600,000 2,648,495
St. Louis Municipal Finance Corp. ,
City of St. Louis , Revenue , 2020 , AGMC Insured , 5% , 10/01/45 ............... 5,685,000 5,961,869
City of St. Louis , Revenue , 2020 , AGMC Insured , 5% , 10/01/49 ............... 2,175,000 2,261,727
St. Louis Municipal Library District , COP , 2020 , Refunding , BAM Insured , 4% , 3/15/48
2,800,000 2,780,054
St. Louis School District , GO , 2023 , AGMC Insured , 4% , 4/01/43 ................
7,000,000 7,104,216
Strafford Reorganized School District No. R-VI , GO , 2023 , 4% , 3/01/43 ...........
4,000,000 4,009,088
599,991,972
Oregon 0.2%
a
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,449,408
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,900,000 1,670,661
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,900,000 1,670,662
a
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 3,200,000 2,473,593
5,814,916

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.8%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... $ 2,000,000 $ 1,988,131
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 2.5% , 9/01/41 ............................... 525,000 380,935
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,200,000 2,681,613
5,050,679
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,671,021
Wisconsin 1.2%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,603,789
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,511,713
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding , Zero
Cpn., 12/01/44 .................................................. 4,825,000 3,061,955
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,551,896
7,729,353
U.S. Territories 3.3%
Guam 0.9%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
5,790,000 6,026,070
Puerto Rico 2.4%
HTA HRRB Custodial Trust ,
Revenue , 2007 CC , 5.25% , 7/01/33 .................................... 192,434 190,202
Revenue , 2007 CC , 5.25% , 7/01/36 .................................... 1,193,087 1,197,942
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 4,275,909 4,152,247
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 410,750 412,421
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,750,000 1,748,949
c
Revenue , WW , 5.5% , 7/01/38 ......................................... 2,390,000 1,099,400
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,404,000 1,405,328
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 6,000,000 6,027,084
16,233,573
Total U.S. Territories .................................................................... 22,259,643
Total Municipal Bonds (Cost $ 673,266,507 ) .....................................
658,363,784
Shares
Escrows and Litigation Trusts 0.0%
†
d ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 238,252 190,602
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
190,602
Total Long Term Investments (Cost $ 673,266,507 ) ...............................
658,554,386
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 203 .
Short Term Investments 0.3%
a a
Principal
Amount
a
Value
Municipal Bonds 0.3%
Missouri 0.3%
f
Health & Educational Facilities Authority of the State of Missouri ,
St. Louis University , Revenue , 2008 B , LOC Wells Fargo Bank NA , Daily VRDN and
Put , 3.2% , 10/01/35 .............................................. $ 100,000 $ 100,000
Washington University (The) , Revenue , 2000 C , SPA US Bank NA , Daily VRDN and
Put , 2.7% , 3/01/40 ............................................... 1,400,000 1,400,000
Washington University (The) , Revenue , 2003 B , SPA US Bank NA , Daily VRDN and
Put , 2.7% , 2/15/33 ............................................... 500,000 500,000
2,000,000
Total Municipal Bonds (Cost $ 2,000,000 ) .......................................
2,000,000
Total Short Term Investments (Cost $ 2,000,000 ) .................................
2,000,000
a
Total Investments (Cost $ 675,266,507 ) 99.0% ...................................
$660,554,386
Other Assets, less Liabilities 1.0% .............................................
6,577,153
Net Assets 100.0% ...........................................................
$667,131,539
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $26,114,457, representing 3.9% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Non-income producing.
e
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin New Jersey Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 1,600,000 $ 1,643,975
Total Corporate Bonds (Cost $ 1,600,000 ) .......................................
1,643,975
Municipal Bonds 96.9%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,300,000 1,143,873
Delaware 2.1%
Delaware River & Bay Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/44 ................................. 12,500,000 12,564,711
Revenue , 2021 , 4% , 1/01/46 ......................................... 1,750,000 1,767,051
Revenue , 2024 A , 5% , 1/01/49 ........................................ 1,000,000 1,102,781
15,434,543
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,536,000 4,067,011
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 616,029
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 5,450,000 4,376,222
b ,c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put , Zero
Cpn., 5/01/52 ..................................................... 3,650,000 3,277,700
12,336,962
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,650,000 2,253,745
New Jersey 78.6%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AGMC Insured , 4% , 7/01/47 .......................................... 1,000,000 1,000,438
Camden County Improvement Authority (The) ,
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/32 ..................... 250,000 264,795
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/52 ..................... 3,000,000 3,050,082
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/47 .......... 1,700,000 1,847,167
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/52 .......... 2,100,000 2,268,546
Casino Reinvestment Development Authority, Inc. ,
Revenue , 2024 A , Refunding , AGMC Insured , 4% , 11/01/44 .................. 1,100,000 1,084,952
Revenue , 2024 B , AGMC Insured , 5% , 11/01/42 ........................... 1,200,000 1,326,647
Revenue , 2024 B , AGMC Insured , 5% , 11/01/43 ........................... 825,000 907,551
Revenue , 2024 B , AGMC Insured , 5% , 11/01/44 ........................... 950,000 1,040,861
City of Newark ,
Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 5% , 11/15/42 ......... 1,000,000 1,113,818
Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 5.375% , 11/15/52 ..... 1,500,000 1,692,872
Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 6% , 11/15/62 ......... 1,000,000 1,162,433
Cumberland County Improvement Authority (The) ,
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/36 ............ 955,000 1,005,254
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/37 ............ 1,000,000 1,051,504
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/38 ............ 1,020,000 1,071,106
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/39 ............ 1,070,000 1,120,714
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/44 ............ 5,725,000 5,959,863

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Essex County Improvement Authority ,
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/38 ........................................................ $ 1,645,000 $ 1,650,056
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/51 ........................................................ 2,700,000 2,572,224
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/56 ........................................................ 4,925,000 4,630,764
b
North Star Academy Charter School of Newark, Inc. , Revenue , 144A, 2024 A ,
Refunding , 5% , 7/15/40 ............................................ 375,000 396,015
b
North Star Academy Charter School of Newark, Inc. , Revenue , 144A, 2024 A ,
Refunding , 5% , 7/15/54 ............................................ 500,000 516,281
Gloucester County Improvement Authority (The) ,
Rowan University , Revenue , 2015 C , AGMC Insured , 4% , 7/01/42 ............. 2,500,000 2,502,273
Rowan University , Revenue , 2015 C , 5% , 7/01/44 ......................... 3,500,000 3,521,929
Rowan University , Revenue , 2019 , 4% , 7/01/37 ........................... 750,000 775,884
Rowan University , Revenue , 2019 , 4% , 7/01/38 ........................... 700,000 721,389
Rowan University , Revenue , 2019 , 4% , 7/01/39 ........................... 600,000 616,004
Rowan University , Revenue , 2019 , 5% , 7/01/44 ........................... 4,925,000 5,235,014
Rowan University , Revenue , 2019 , 4% , 7/01/48 ........................... 5,250,000 5,280,216
Rowan University , Revenue , 2024 , BAM Insured , 5% , 7/01/54 ................ 5,000,000 5,375,389
Hudson County Improvement Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/40 ................................. 1,000,000 1,013,549
County of Hudson , Revenue , 2016 , 5.25% , 5/01/51 ........................ 6,000,000 6,118,431
Jersey City Municipal Utilities Authority , Water Fund , Revenue , 2024 C , AGMC Insured ,
5.25% , 10/15/54 ................................................... 1,500,000 1,680,182
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,119,396
New Jersey Economic Development Authority ,
Middlesex Water Co. , Revenue , 2019 , 4% , 8/01/59 ........................ 6,200,000 5,813,222
Middlesex Water Co. , Revenue , 2019 , 5% , 8/01/59 ........................ 7,245,000 7,456,881
Port Newark Container Terminal LLC , Revenue , 2017 , Refunding , 5% , 10/01/47 ... 13,625,000 13,806,939
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/32 .......... 640,000 648,421
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/37 .......... 600,000 603,741
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/47 .......... 1,500,000 1,500,523
Provident Group-Montclair Properties LLC , Revenue , 2017 , Refunding , AGMC
Insured , 5% , 6/01/42 .............................................. 6,000,000 6,138,793
Provident Group-Rowan Properties LLC , Revenue , A , 5% , 1/01/48 ............. 7,000,000 6,730,942
State of New Jersey , Revenue , 2005 N-1 , Refunding , NATL Insured , 5.5% , 9/01/27 8,660,000 9,266,327
State of New Jersey , Revenue , 2015 WW , Pre-Refunded , 5% , 6/15/37 .......... 4,760,000 4,810,797
State of New Jersey , Revenue , 2021 QQQ , 4% , 6/15/39 ..................... 2,500,000 2,536,130
State of New Jersey , Revenue , 2021 QQQ , 4% , 6/15/46 ..................... 1,250,000 1,257,230
State of New Jersey , Revenue , 2021 QQQ , 4% , 6/15/50 ..................... 1,250,000 1,252,700
State of New Jersey , Revenue , 2022 A , 5% , 11/01/52 ....................... 5,000,000 5,351,713
New Jersey Educational Facilities Authority ,
Kean University , Revenue , 2015 H , Refunding , AGMC Insured , 5% , 7/01/34 ...... 2,205,000 2,227,609
Kean University , Revenue , 2015 H , Refunding , AGMC Insured , 5% , 7/01/35 ...... 5,000,000 5,050,530
Kean University , Revenue , 2017 D , Refunding , BAM Insured , 4% , 9/01/38 ....... 1,150,000 1,159,514
Montclair State University, Inc. , Revenue , 2015 D , Refunding , 5% , 7/01/35 ....... 2,245,000 2,264,972
Montclair State University, Inc. , Revenue , 2015 D , Refunding , 5% , 7/01/36 ....... 1,210,000 1,220,319
Montclair State University, Inc. , Revenue , 2016 B , Refunding , 5% , 7/01/34 ....... 1,325,000 1,357,311
Montclair State University, Inc. , Revenue , 2024 A , Refunding , AGMC Insured , 5% ,
7/01/40 ........................................................ 1,000,000 1,145,386
Montclair State University, Inc. , Revenue , 2024 A , Refunding , AGMC Insured , 5% ,
7/01/44 ........................................................ 1,000,000 1,125,153
Ramapo College of New Jersey , Revenue , 2017 A , Refunding , AGMC Insured , 5% ,
7/01/35 ........................................................ 3,955,000 4,121,898

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, (continued)
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/34 .............. $ 400,000 $ 402,845
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/37 .............. 1,300,000 1,308,117
Seton Hall University , Revenue , 2017 D , Refunding , 5% , 7/01/42 .............. 3,945,000 4,017,700
Seton Hall University , Revenue , 2020 C , AGMC Insured , 3.25% , 7/01/49 ........ 1,150,000 1,018,729
Seton Hall University , Revenue , 2020 C , AGMC Insured , 4% , 7/01/50 ........... 1,850,000 1,857,896
State of New Jersey , Revenue , 2023 A , 4.625% , 9/01/48 .................... 2,000,000 2,092,567
State of New Jersey , Revenue , 2023 A , 5.25% , 9/01/53 ..................... 2,000,000 2,179,423
Stevens Institute of Technology International, Inc. , Revenue , 1998-1 , ETM, 5% ,
7/01/28 ........................................................ 330,000 343,613
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/36 ........................................................ 1,600,000 1,652,529
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 9,310,000 9,508,973
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/47 ........................................................ 4,085,000 4,151,675
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 5% , 7/01/45 . 4,000,000 4,147,382
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 4% , 7/01/50 . 11,640,000 10,941,381
Trustees of Princeton University (The) , Revenue , 2024 B , 4% , 3/01/53 .......... 5,000,000 5,083,748
Trustees of Princeton University (The) , Revenue , 2024 B , 5.25% , 3/01/54 ........ 8,500,000 9,658,911
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp. , Revenue , 2008 A , 5% , 7/01/27 ........................ 135,000 135,113
AHS Hospital Corp. , Revenue , 2016 , Refunding , 4% , 7/01/41 ................. 10,000,000 10,039,410
AtlantiCare Health System Obligated Group , Revenue , 2021 , 4% , 7/01/37 ....... 750,000 772,130
AtlantiCare Health System Obligated Group , Revenue , 2021 , 3% , 7/01/46 ....... 1,000,000 832,391
Hackensack Meridian Health Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/39 ........................................................ 11,000,000 11,398,330
Inspira Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/46 ...... 18,500,000 18,788,180
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/42 ............... 7,000,000 7,198,233
Inspira Health Obligated Group , Revenue , 2017 A , 4% , 7/01/47 ............... 8,700,000 8,597,550
Inspira Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 7/01/54 .... 6,000,000 6,651,821
RWJ Barnabas Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/43 10,000,000 10,183,264
RWJ Barnabas Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
7/01/54 ........................................................ 5,115,000 5,696,666
St. Joseph's Healthcare System Obligated Group , Revenue , 2016 , Refunding , 5% ,
7/01/41 ........................................................ 5,850,000 5,920,221
State of New Jersey , Revenue , 2024 , Refunding , 5% , 9/15/27 ................ 2,000,000 2,113,832
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/35 ........... 1,000,000 1,027,970
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/37 ........... 3,950,000 4,033,179
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/38 ........... 2,200,000 2,237,371
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/44 ........... 12,000,000 12,001,441
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2019 B , Refunding , 3.25% , 12/01/39 ............................ 4,305,000 4,078,149
Revenue , 2020 C , Refunding , 4.25% , 12/01/50 ........................... 1,750,000 1,631,836
Revenue , 2021 B , Refunding , 5% , 12/01/29 .............................. 2,830,000 3,011,964
Revenue , 2023 C , 5% , 12/01/53 ....................................... 3,125,000 3,154,524
Revenue , 2024 C , 5.25% , 12/01/54 .................................... 2,000,000 2,038,536
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 4,330,000 4,084,499
New Jersey Housing & Mortgage Finance Agency ,
Revenue , 2018 A , Refunding , 3.95% , 11/01/43 ............................ 1,100,000 1,097,548
Revenue , 2019 A , Refunding , 3% , 11/01/44 .............................. 510,000 425,930
Revenue , 2019 C , Refunding , 3.95% , 10/01/44 ........................... 3,955,000 3,946,206
Revenue , 2020 E , Refunding , 2.05% , 10/01/35 ............................ 4,005,000 3,309,412
Revenue , 2020 E , Refunding , 2.25% , 10/01/40 ............................ 8,020,000 6,195,924
Revenue , 2020 E , Refunding , 2.4% , 10/01/45 ............................. 3,205,000 2,370,977
Revenue , 2020 E , Refunding , 2.45% , 10/01/50 ............................ 2,400,000 1,667,553

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Infrastructure Bank , Revenue , 2024 A-W1 , 5% , 9/01/49 .............
$ 2,000,000 $ 2,243,253
New Jersey Institute of Technology , Revenue , 2015 A , 5% , 7/01/45 ..............
6,000,000 6,037,737
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2006 C , AGMC Insured , Zero Cpn., 12/15/33 ..... 10,000,000 7,366,774
State of New Jersey , Revenue , 2009 A , Zero Cpn., 12/15/32 ................. 10,000,000 7,586,265
State of New Jersey , Revenue , 2009 A , Zero Cpn., 12/15/36 ................. 500,000 321,767
State of New Jersey , Revenue , 2009 A , BAM Insured , Zero Cpn., 12/15/39 ....... 10,000,000 5,720,126
State of New Jersey , Revenue , 2010 A , Zero Cpn., 12/15/29 ................. 5,000,000 4,230,857
State of New Jersey , Revenue , 2010 A , Zero Cpn., 12/15/40 ................. 4,750,000 2,539,029
State of New Jersey , Revenue , 2019 BB , 4% , 6/15/44 ...................... 6,000,000 6,009,826
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/45 ...................... 1,500,000 1,599,712
State of New Jersey , Revenue , 2020 AA , 4% , 6/15/50 ...................... 3,670,000 3,624,125
State of New Jersey , Revenue , 2022 A , 4% , 6/15/41 ........................ 2,000,000 2,017,086
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/42 ...................... 2,400,000 2,412,030
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 7,325,000 7,281,652
State of New Jersey , Revenue , 2022 CC , Pre-Refunded , 5.5% , 6/15/50 ......... 1,250,000 1,490,763
State of New Jersey , Revenue , 2023 A , Refunding , 5% , 6/15/38 ............... 4,000,000 4,493,033
State of New Jersey , Revenue , 2023 A , Refunding , 5.25% , 6/15/41 ............ 2,500,000 2,822,750
State of New Jersey , Revenue , 2023 BB , 5.25% , 6/15/50 .................... 2,000,000 2,208,877
New Jersey Turnpike Authority ,
Revenue , 2017 A , 5% , 1/01/34 ........................................ 10,005,000 10,372,259
Revenue , 2017 B , Refunding , 5% , 1/01/40 ............................... 15,245,000 15,917,995
Revenue , 2017 G , Refunding , 4% , 1/01/43 ............................... 5,000,000 5,023,959
Revenue , 2019 A , 5% , 1/01/48 ........................................ 15,500,000 16,330,547
Revenue , 2021 A , 4% , 1/01/51 ........................................ 3,000,000 3,008,869
Revenue , 2022 B , 4.5% , 1/01/48 ...................................... 5,000,000 5,221,831
Revenue , 2024 B , 4.125% , 1/01/54 .................................... 1,500,000 1,521,061
Revenue , 2024 B , 5.25% , 1/01/54 ..................................... 2,000,000 2,237,164
Newark Board of Education ,
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/39 .......................... 700,000 623,340
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/40 .......................... 750,000 659,949
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/41 .......................... 750,000 650,992
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/42 .......................... 700,000 601,463
Newark Housing Authority , Port Authority of New York & New Jersey , Revenue , 2017 ,
Refunding , 4% , 1/01/37 ............................................. 20,745,000 20,956,972
Passaic County Improvement Authority (The) ,
Paterson Arts & Science Charter School , Revenue , 2023 , 4.25% , 7/01/33 ........ 190,000 194,299
Paterson Arts & Science Charter School , Revenue , 2023 , 5.25% , 7/01/43 ........ 670,000 706,907
Paterson Arts & Science Charter School , Revenue , 2023 , 5.375% , 7/01/53 ....... 1,000,000 1,045,372
Paterson Arts & Science Charter School , Revenue , 2023 , 5.5% , 7/01/58 ......... 1,000,000 1,049,412
Salem County Pollution Control Financing Authority , Constellation Energy Generation
LLC , Revenue , 1993 A , Refunding , 4.45% , 3/01/25 ......................... 1,825,000 1,828,393
South Jersey Transportation Authority ,
Revenue , 2020 A , 5% , 11/01/45 ....................................... 5,750,000 6,015,849
Revenue , 2022 A , 4.625% , 11/01/47 .................................... 5,000,000 5,120,241
Revenue , 2022 A , 5.25% , 11/01/52 ..................................... 5,540,000 5,990,836
State of New Jersey ,
GO , 2020 A , 4% , 6/01/31 ............................................ 4,500,000 4,814,177
GO , 2020 A , 3% , 6/01/32 ............................................ 3,400,000 3,365,410
Tobacco Settlement Financing Corp. , Revenue , 2018 A , Refunding , 5.25% , 6/01/46 ..
17,000,000 17,513,640
Union County Improvement Authority , Revenue , 2024 , 4.125% , 4/15/54 ...........
5,500,000 5,602,010
570,924,908

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York 2.0%
Port Authority of New York & New Jersey ,
Revenue , 240 , Refunding , 5% , 7/15/53 ................................. $ 2,500,000 $ 2,724,751
Revenue , 242 , Refunding , 5% , 12/01/53 ................................. 6,250,000 6,646,382
Revenue , 244 , Refunding , 5% , 7/15/54 ................................. 5,000,000 5,483,738
14,854,871
Oregon 0.3%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,000,000 2,070,583
Pennsylvania 7.2%
Delaware River Joint Toll Bridge Commission , Revenue , 2017 , 5% , 7/01/42 ........
19,500,000 20,251,543
Delaware River Port Authority ,
Revenue , 2013 , 5% , 1/01/37 ......................................... 10,000,000 10,025,288
Revenue , 2018 A , 5% , 1/01/37 ........................................ 3,285,000 3,533,097
Revenue , 2018 A , 5% , 1/01/38 ........................................ 5,050,000 5,428,536
Revenue , 2018 A , 5% , 1/01/39 ........................................ 2,300,000 2,475,121
Revenue , 2018 A , 5% , 1/01/40 ........................................ 9,565,000 10,288,454
52,002,039
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,500,000 1,318,944
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,500,000 1,318,943
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 850,121
3,488,008
Texas 0.6%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,988,131
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,700,000 2,262,611
4,250,742
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,500,000 1,319,227
Wisconsin 0.7%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,500,000 1,266,149
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding , Zero
Cpn., 12/01/44 .................................................. 3,225,000 2,046,592
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 2,000,000 2,069,194
5,381,935
U.S. Territories 2.5%
Guam 0.3%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/43
1,000,000 1,070,480
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
850,000 884,656
Guam Power Authority , Revenue , 2024 A , Refunding , 5% , 10/01/39 ..............
500,000 550,116
2,505,252

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 2.2%
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... $ 2,218,051 $ 2,153,899
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 246,450 247,453
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,200,000 1,199,279
d
Revenue , WW , 5.5% , 7/01/38 ......................................... 2,400,000 1,104,000
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
10,850,000 10,898,976
15,603,607
Total U.S. Territories .................................................................... 18,108,859
Total Municipal Bonds (Cost $ 709,219,894 ) .....................................
703,570,295
Shares
Escrows and Litigation Trusts 0.0%
†
a ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 200,660 160,528
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
160,528
Total Long Term Investments (Cost $ 710,819,894 ) ...............................
705,374,798
a
a a a a
Short Term Investments 1.5%
Principal
Amount
Municipal Bonds 1.5%
New Jersey 1.5%
f
New Jersey Health Care Facilities Financing Authority ,
Virtua Health Obligated Group , Revenue , 2009 B , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 2.6% , 7/01/43 .................................. 1,000,000 1,000,000
Virtua Health Obligated Group , Revenue , 2009 C , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 2.6% , 7/01/43 .................................. 9,600,000 9,600,000
10,600,000
Total Municipal Bonds (Cost $ 10,600,000 ) ......................................
10,600,000
Total Short Term Investments (Cost $ 10,600,000 ) ................................
10,600,000
a
Total Investments (Cost $ 721,419,894 ) 98.6% ...................................
$715,974,798
Other Assets, less Liabilities 1.4% .............................................
10,355,511
Net Assets 100.0% ...........................................................
$726,330,309
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $27,954,290, representing 3.8% of net assets.
c
The maturity date shown represents the mandatory put date.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

d
Defaulted security or security for which income has been deemed uncollectible.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin North Carolina Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 1,600,000 $ 1,643,975
Total Corporate Bonds (Cost $ 1,600,000 ) .......................................
1,643,975
Municipal Bonds 97.5%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,300,000 2,023,775
Florida 2.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,680,000 4,196,123
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,500,000 1,087,110
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 5,400,000 4,336,073
b ,c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put , Zero
Cpn., 5/01/52 ..................................................... 3,750,000 3,367,500
12,986,806
Illinois 0.7%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2020 A , Refunding , 5% , 6/15/50 .................... 500,000 518,375
State of Illinois ,
GO , 2016 , 5% , 11/01/34 ............................................. 1,100,000 1,127,718
GO , 2021 A , 5% , 3/01/33 ............................................ 2,000,000 2,187,315
3,833,408
New Jersey 1.2%
New Jersey Economic Development Authority , State of New Jersey , Revenue , 2021
QQQ , 4% , 6/15/41 ................................................. 1,000,000 1,010,791
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 5% , 6/15/44 ...................... 2,900,000 3,028,449
State of New Jersey , Revenue , 2020 AA , 3% , 6/15/50 ...................... 500,000 408,665
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/50 ...................... 1,010,000 1,067,959
State of New Jersey , Revenue , 2020 AA , Pre-Refunded , 5% , 6/15/50 ........... 280,000 315,442
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 1,000,000 994,082
6,825,388
New York 1.7%
Metropolitan Transportation Authority ,
Revenue , 2020 E , Refunding , 4% , 11/15/45 .............................. 1,595,000 1,576,967
Revenue , 2021 A-1 , 4% , 11/15/48 ..................................... 5,325,000 5,222,999
Revenue , 2021 A-2 , 4% , 11/15/41 ..................................... 3,000,000 3,007,615
9,807,581
North Carolina 84.2%
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/15/40 ....... 14,000,000 14,215,785
Atrium Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 1/15/36 ....... 5,000,000 5,328,203
Atrium Health Obligated Group , Revenue , 2022 A , Refunding , 4% , 1/15/43 ....... 2,000,000 2,015,485
City of Charlotte ,
COP , 2019 A , Refunding , 5% , 6/01/44 .................................. 8,250,000 8,753,421
GO , 2023 B , Refunding , 5% , 7/01/42 ................................... 2,925,000 3,301,538
GO , 2023 B , Refunding , 5% , 7/01/43 ................................... 2,300,000 2,577,279
Airport , Revenue , 2019 B , 4% , 7/01/44 .................................. 5,515,000 5,469,731

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
City of Charlotte, (continued)
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/39 ......................... $ 6,000,000 $ 6,135,925
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/40 ......................... 9,030,000 9,200,292
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/41 ......................... 2,410,000 2,435,705
Airport , Revenue , 2023 A , 5% , 7/01/48 .................................. 4,500,000 4,907,061
Airport , Revenue , 2023 A , 5% , 7/01/53 .................................. 6,155,000 6,664,047
Water & Sewer System , Revenue , 2018 , Refunding , 4% , 7/01/38 .............. 4,150,000 4,232,059
Water & Sewer System , Revenue , 2020 , Refunding , 2% , 7/01/41 .............. 500,000 378,562
City of Durham ,
Water & Sewer Utility System , Revenue , 2024 , 4% , 8/01/49 .................. 3,960,000 3,999,489
Water & Sewer Utility System , Revenue , 2024 , 4% , 8/01/53 .................. 3,400,000 3,424,782
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41
4,015,000 4,040,987
City of Greensboro ,
Combined Water & Sewer System , Revenue , 2020 A , Refunding , 4% , 6/01/45 .... 4,500,000 4,546,346
Combined Water & Sewer System , Revenue , 2024 B , 5% , 6/01/49 ............. 1,500,000 1,669,602
Combined Water & Sewer System , Revenue , 2024 B , 5% , 6/01/54 ............. 3,500,000 3,858,665
City of Raleigh ,
GO , 2023 A , Refunding , 5% , 4/01/41 ................................... 1,775,000 2,002,134
Combined Enterprise System , Revenue , 2023 , Refunding , 4% , 9/01/53 ......... 9,305,000 9,367,338
City of Winston-Salem , Water & Sewer System , Revenue , 2017 , 4% , 6/01/47 ......
10,000,000 10,032,243
County of Brunswick , GO , 2022 , 4% , 8/01/39 ..............................
1,550,000 1,623,987
County of Catawba , Revenue , 2023 , 4% , 4/01/43 ...........................
400,000 405,079
County of Dare ,
Revenue , 2021 A , 3% , 6/01/38 ........................................ 375,000 343,862
Revenue , 2021 A , 3% , 6/01/39 ........................................ 585,000 528,340
Revenue , 2021 A , 3% , 6/01/40 ........................................ 250,000 222,608
Revenue , 2021 A , 3% , 6/01/41 ........................................ 450,000 395,120
County of Durham ,
GO , 2019 , 4% , 6/01/36 ............................................. 500,000 516,417
GO , 2019 , 4% , 6/01/37 ............................................. 450,000 462,847
GO , 2019 , 4% , 6/01/39 ............................................. 700,000 715,040
County of Forsyth , GO , 2023 A , 4% , 6/01/42 ...............................
1,000,000 1,027,794
County of Guilford ,
GO , 2017 B , 4% , 5/01/33 ............................................ 5,000,000 5,093,301
GO , 2024 , 4% , 3/01/43 ............................................. 5,000,000 5,128,174
County of Johnston , Water & Sewer System , Revenue , 2023 , 4% , 4/01/53 .........
1,150,000 1,157,397
County of Lincoln ,
Enterprise System , Revenue , 2020 , Refunding , 3% , 8/01/38 .................. 400,000 366,089
Enterprise System , Revenue , 2020 , Refunding , 3% , 8/01/41 .................. 480,000 421,104
County of New Hanover ,
Revenue , 2021 , Refunding , 5% , 8/01/30 ................................. 3,375,000 3,779,568
New Hanover Regional Medical Center , Revenue , 2017 , Pre-Refunded , 5% ,
10/01/42 ....................................................... 5,000,000 5,317,231
New Hanover Regional Medical Center , Revenue , 2017 , Pre-Refunded , 5% ,
10/01/47 ....................................................... 13,565,000 14,425,648
County of Wake ,
GO , 2019 A , 5% , 3/01/32 ............................................ 7,870,000 8,590,724
Revenue , 2021 , 3% , 3/01/35 ......................................... 5,535,000 5,362,931
Revenue , 2021 , 3% , 3/01/36 ......................................... 6,000,000 5,729,269
Greater Asheville Regional Airport Authority , Revenue , 2023 , AGMC Insured , 5.25% ,
7/01/53 ......................................................... 2,500,000 2,685,873
North Carolina Agricultural & Technical State University , Revenue , 2023 , 5% , 10/01/43
1,000,000 1,094,755

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/25 .......... $ 1,700,000 $ 1,717,404
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/27 .......... 400,000 414,410
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/28 .......... 500,000 523,339
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/29 .......... 550,000 580,591
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/30 .......... 1,860,000 1,975,918
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/31 .......... 1,855,000 1,978,203
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/32 .......... 1,000,000 1,061,750
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/33 .......... 1,670,000 1,764,419
Campbell University, Inc. , Revenue , 2021 A , Refunding , 4% , 10/01/34 .......... 740,000 727,832
Campbell University, Inc. , Revenue , 2021 A , Refunding , 4% , 10/01/35 .......... 360,000 352,001
Duke University , Revenue , 2015 B , Pre-Refunded , 5% , 10/01/41 .............. 13,585,000 13,813,496
Duke University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ................. 2,500,000 2,584,994
Duke University , Revenue , 2016 B , Refunding , 4% , 10/01/44 ................. 5,085,000 5,103,110
Duke University , Revenue , 2016 B , Refunding , 5% , 10/01/44 ................. 13,000,000 13,390,416
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/32 ................ 2,000,000 2,043,143
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/33 ................ 3,210,000 3,266,345
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/34 ................ 2,270,000 2,299,802
Wake Forest University , Revenue , 2016 , Refunding , 4% , 1/01/38 .............. 5,500,000 5,552,338
Wake Forest University , Revenue , 2016 , Refunding , 4% , 1/01/39 .............. 2,500,000 2,521,124
Wake Forest University , Revenue , 2018 , 4% , 1/01/48 ....................... 10,000,000 10,009,949
Wake Forest University , Revenue , 2018 , 5% , 1/01/48 ....................... 13,500,000 14,031,579
North Carolina Central University ,
Revenue , 2019 , AGMC Insured , 5% , 4/01/44 ............................. 1,575,000 1,659,557
Revenue , 2019 , 4% , 4/01/49 ......................................... 1,000,000 966,792
North Carolina Housing Finance Agency ,
Revenue , 41 , GNMA Insured , 3.55% , 7/01/44 ............................. 4,175,000 3,893,015
Revenue , 41 , GNMA Insured , 3.625% , 7/01/49 ............................ 6,395,000 5,994,072
Revenue , 42 , GNMA Insured , 2.45% , 7/01/34 ............................. 750,000 638,047
Revenue , 42 , GNMA Insured , 2.625% , 7/01/39 ............................ 3,035,000 2,556,888
Revenue , 42 , GNMA Insured , 2.85% , 1/01/43 ............................. 2,660,000 2,198,903
Revenue , 43 , GNMA Insured , 2.8% , 1/01/40 .............................. 4,715,000 3,982,598
Revenue , 43 , GNMA Insured , 2.95% , 7/01/43 ............................. 2,170,000 1,778,302
Revenue , 44 , 3% , 7/01/46 ........................................... 2,740,000 2,194,815
Revenue , 45 , Refunding , GNMA Insured , 2.2% , 7/01/40 ..................... 1,805,000 1,385,283
Revenue , 46 A , GNMA Insured , 1.55% , 1/01/30 ........................... 2,100,000 1,865,870
Revenue , 46 A , GNMA Insured , 1.75% , 1/01/31 ........................... 975,000 851,269
North Carolina Medical Care Commission ,
Atrium Health Wake Forest Baptist Obligated Group , Revenue , 2019 A , 5% , 12/01/33 1,000,000 1,064,368
Carolina Meadows, Inc. Obligated Group , Revenue , 2024 , 4% , 12/01/39 ........ 10,765,000 10,826,791
Caromont Health Obligated Group , Revenue , 2021 A , 4% , 2/01/36 ............. 1,675,000 1,715,440
Duke University Health System, Inc. , Revenue , 2016 D , Refunding , 4% , 6/01/42 ... 7,000,000 7,022,082
EveryAge Obligated Group , Revenue , 2021 A , Refunding , 4% , 9/01/47 .......... 2,935,000 2,630,705
EveryAge Obligated Group , Revenue , 2021 A , Refunding , 4% , 9/01/51 .......... 960,000 841,000
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/33 ............ 180,000 179,596
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/34 ............ 185,000 184,105
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/41 ............ 920,000 866,242
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/46 ............ 1,665,000 1,498,811
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/51 ............ 1,670,000 1,449,436
Friends Homes Obligated Group , Revenue , 2020 A , 4% , 9/01/50 .............. 3,000,000 2,525,896
Novant Health Obligated Group , Revenue , 2013 A , Refunding , 5% , 11/01/46 ..... 20,000,000 20,010,466
Novant Health Obligated Group , Revenue , 2019 A , 4% , 11/01/49 .............. 2,115,000 2,090,797
Novant Health Obligated Group , Revenue , 2019 A , 4% , 11/01/52 .............. 6,640,000 6,587,572
Pines at Davidson, Inc. Obligated Group , Revenue , 2019 A , 5% , 1/01/34 ........ 2,050,000 2,134,079
Pines at Davidson, Inc. Obligated Group , Revenue , 2019 A , 5% , 1/01/49 ........ 5,000,000 5,095,466
Plantation Village, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% , 1/01/41 1,020,000 953,160

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Plantation Village, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% , 1/01/52 $ 3,510,000 $ 2,964,588
Presbyterian Homes Obligated Group , Revenue , 2016 C , Refunding , 5% , 10/01/31 5,000,000 5,104,088
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/40 ......... 1,800,000 1,891,734
Presbyterian Homes Obligated Group , Revenue , 2020 A , 4% , 10/01/45 ......... 1,000,000 934,095
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/45 ......... 2,420,000 2,507,664
Presbyterian Homes Obligated Group , Revenue , 2020 A , 4% , 10/01/50 ......... 1,350,000 1,216,902
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/50 ......... 1,400,000 1,438,354
Rex Hospital, Inc. Obligated Group , Revenue , 2020 A , 4% , 7/01/49 ............ 4,000,000 4,000,388
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/44 ................................................... 750,000 787,083
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/49 ................................................... 750,000 777,599
Vidant Health Obligated Group , Revenue , 2015 , Refunding , 5% , 6/01/40 ........ 5,000,000 5,029,457
North Carolina Municipal Power Agency No. 1 , Revenue , 2015 A , Refunding , 5% ,
1/01/32 ......................................................... 4,200,000 4,273,965
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/25 .............................. 125,000 125,869
Revenue, Senior Lien , 2020 A , 5% , 6/01/26 .............................. 300,000 306,751
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. 450,000 466,819
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 522,044
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. 350,000 370,576
North Carolina Turnpike Authority ,
Revenue , 2016 A , Refunding , 5% , 7/01/54 ............................... 2,560,000 2,577,286
Revenue, Senior Lien , 2017 , Refunding , AGMC Insured , 5% , 1/01/31 ........... 1,000,000 1,035,388
Revenue, Senior Lien , 2019 , AGMC Insured , 5% , 1/01/49 ................... 2,000,000 2,087,814
Revenue, Senior Lien , 2019 , 4% , 1/01/55 ................................ 5,000,000 4,644,527
Revenue, Senior Lien , 2024 A , AGMC Insured , 5% , 1/01/58 .................. 3,000,000 3,233,590
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/35 .............. 1,300,000 1,458,794
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/36 .............. 1,750,000 1,954,902
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/37 .............. 1,770,000 1,971,420
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/38 .............. 1,250,000 1,388,166
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/39 .............. 1,500,000 1,659,059
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/40 .............. 1,270,000 1,397,184
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/41 .............. 2,000,000 2,192,800
State of North Carolina Highway Trust Fund , Revenue , 2018 A , Refunding , 4% ,
1/01/33 ........................................................ 4,625,000 4,731,439
State of North Carolina Highway Trust Fund , Revenue , 2018 A , Refunding , 4% ,
1/01/39 ........................................................ 9,815,000 9,891,279
Raleigh Durham Airport Authority ,
Revenue , 2015 A , Refunding , 5% , 5/01/30 ............................... 550,000 554,820
Revenue , 2020 A , Refunding , 5% , 5/01/36 ............................... 2,580,000 2,748,818
Town of Cary , Combined Utility Systems , Revenue , 2017 B , Refunding , 4% , 12/01/42
8,000,000 8,059,102
Town of Fuquay-Varina , Combined Utilities , Revenue , 2024 C , 5% , 6/01/41 ........
2,320,000 2,630,259
Town of Holly Springs , Enterprise System , Revenue , 2024 , 4% , 11/01/49 ..........
2,500,000 2,525,500
University of North Carolina at Chapel Hill ,
Revenue , 2021 B , Refunding , 5% , 12/01/37 .............................. 2,180,000 2,462,262
Hospitals at Chapel Hill , Revenue , 2019 , 5% , 2/01/49 ....................... 6,920,000 8,074,273
University of North Carolina at Charlotte (The) ,
Revenue , 2017 , 5% , 10/01/47 ........................................ 5,000,000 5,184,189
Revenue , 2017 A , Refunding , 4% , 10/01/40 .............................. 2,250,000 2,263,227
Revenue , 2020 A , Refunding , 4% , 10/01/40 .............................. 290,000 294,736
University of North Carolina at Greensboro ,
Revenue , 2017 , Refunding , 4% , 4/01/35 ................................. 1,205,000 1,223,836
Revenue , 2017 , Refunding , 4% , 4/01/36 ................................. 1,000,000 1,016,105

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 .
$ 3,000,000 $ 3,017,391
University of North Carolina System , Appalachian State University , Revenue , 2008 A ,
AGMC Insured , 5% , 10/01/33 ......................................... 160,000 157,041
Water and Sewer Authority of Cabarrus County , Revenue , 2024 , 4% , 6/01/49 ......
2,685,000 2,711,501
Western Carolina University ,
Revenue , 2020 B , 3% , 4/01/36 ........................................ 1,000,000 952,410
Revenue , 2020 B , 4% , 4/01/50 ........................................ 5,000,000 4,996,540
489,117,057
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,600,000 1,406,873
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,600,000 1,406,873
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,500,000 2,125,302
4,939,048
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/32 200,000 196,011
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/33 200,000 194,647
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,800,000 2,346,411
2,737,069
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,600,000 1,407,176
Wisconsin 1.1%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,600,000 1,350,559
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding , Zero
Cpn., 12/01/44 .................................................. 7,965,000 5,054,606
6,405,165
U.S. Territories 4.5%
Guam 1.0%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5.25% , 10/01/30 ............................ 750,000 802,819
Revenue , 2023 A , Refunding , 5.125% , 10/01/34 ........................... 390,000 418,288
Revenue , 2023 A , Refunding , 5.25% , 10/01/35 ............................ 265,000 285,993
Revenue , 2024 A , 5.25% , 10/01/35 .................................... 625,000 679,070
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
3,205,000 3,335,674
5,521,844
Puerto Rico 3.5%
Commonwealth of Puerto Rico ,
d
GO , FRN , Zero Cpn., 11/01/43 ........................................ 96,418 59,659
GO , 2022 A-1 , 5.625% , 7/01/27 ....................................... 25,850 27,055
GO , 2022 A-1 , 5.625% , 7/01/29 ....................................... 25,431 27,453
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 24,701 27,554
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 23,423 23,353
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 21,054 20,839
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 18,070 17,750
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 24,568 23,672

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, (continued)
GO , 2022 A-1 , 4% , 7/01/46 .......................................... $ 25,551 $ 24,371
GO , 2022 A-1 , Zero Cpn., 7/01/33 ..................................... 30,143 20,888
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 1,643,000 1,595,485
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 246,450 247,453
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,500,000 1,499,099
e
Revenue , XX , 5.25% , 7/01/40 ........................................ 1,995,000 917,700
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. 440,000 474,052
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/41 .. 220,000 205,410
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 12,890,000 12,948,184
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 2,000,000 2,000,017
20,159,994
Total U.S. Territories .................................................................... 25,681,838
Total Municipal Bonds (Cost $ 578,466,660 ) .....................................
565,764,311
Shares
Escrows and Litigation Trusts 0.0%
†
a ,f
Puerto Rico Electric Power Authority, Escrow Account ........................ 209,296 167,437
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
167,437
Total Long Term Investments (Cost $ 580,066,660 ) ...............................
567,575,723
a
a a a a
Short Term Investments 1.1%
Principal
Amount
Municipal Bonds 1.1%
North Carolina 1.1%
g
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2007 B , Refunding , SPA JPMorgan Chase
Bank NA , Daily VRDN and Put , 3.2% , 1/15/38 ........................... 1,475,000 1,475,000
Atrium Health Obligated Group , Revenue , 2018 G , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.2% , 1/15/48 .................................. 3,900,000 3,900,000
Atrium Health Obligated Group , Revenue , 2018 H , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.2% , 1/15/48 .................................. 800,000 800,000
6,175,000
Total Municipal Bonds (Cost $ 6,175,000 ) .......................................
6,175,000
Total Short Term Investments (Cost $ 6,175,000 ) .................................
6,175,000
a
Total Investments (Cost $ 586,241,660 ) 98.9% ...................................
$573,750,723
Other Assets, less Liabilities 1.1% .............................................
6,813,441
Net Assets 100.0% ...........................................................
$580,564,164

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 203 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $22,481,610, representing 3.9% of net assets.
c
The maturity date shown represents the mandatory put date.
d
The coupon rate shown represents the rate at period end.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Non-income producing.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin Ohio Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 3,200,000 $ 3,287,949
Total Corporate Bonds (Cost $ 3,200,000 ) .......................................
3,287,949
Municipal Bonds 97.5%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,800,000 2,463,726
Florida 1.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 9,144,000 8,198,578
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,200,000 1,594,428
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 10,800,000 8,672,146
18,465,152
New Jersey 0.2%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2022
A , 4% , 6/15/38 .................................................... 2,000,000 2,035,289
New York 0.1%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 ..........
750,000 735,634
Ohio 90.3%
Akron City School District , COP , 2023 , AGMC Insured , 5% , 8/01/53 ..............
3,000,000 3,195,952
American Municipal Power, Inc. ,
Combined Hydroelectric , Revenue , 2016 A , Refunding , 4% , 2/15/35 ............ 1,000,000 1,004,149
Combined Hydroelectric , Revenue , 2016 A , Refunding , 5% , 2/15/46 ............ 4,500,000 4,555,521
Combined Hydroelectric , Revenue , 2024 A , Refunding , 5% , 2/15/48 ............ 1,325,000 1,440,947
Greenup Hydroelectric , Revenue , 2016 A , 5% , 2/15/41 ...................... 5,000,000 5,074,643
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/37 ........ 3,700,000 3,890,040
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/38 ........ 3,500,000 3,675,186
Solar Electricity Prepayment , Revenue , 2019 A , 5% , 2/15/44 ................. 3,345,000 3,503,793
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................
3,000,000 3,006,394
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........
6,530,000 6,609,080
Beachwood City School District , GO , 2023 , 4% , 12/01/53 .....................
7,575,000 7,551,379
Bethel Local School District , COP , 2020 , BAM Insured , 2.75% , 12/01/49 ..........
4,000,000 2,798,875
Big Walnut Local School District , GO , 2019 , 5% , 12/01/53 .....................
9,155,000 9,512,117
Bloom-Carroll Local School District , GO , 2018 A , 5% , 11/01/55 .................
7,025,000 7,336,503
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........
1,045,000 1,077,090
Brooklyn City School District ,
GO , 2017 , Refunding , AGMC Insured , 5% , 12/01/38 ........................ 1,905,000 1,980,137
GO , 2017 , Refunding , AGMC Insured , 5% , 12/01/49 ........................ 9,000,000 9,257,021
Butler County Port Authority ,
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/34 ........................................................ 185,000 184,420
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/35 ........................................................ 195,000 193,516
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/36 ........................................................ 205,000 202,032
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/37 ........................................................ 210,000 206,156

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Butler County Port Authority, (continued)
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/38 ........................................................ $ 220,000 $ 214,405
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/39 ........................................................ 225,000 217,315
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/40 ........................................................ 240,000 229,313
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/41 ........................................................ 245,000 231,956
Canal Winchester Local School District ,
GO , 2005 , NATL Insured , Zero Cpn., 12/01/32 ............................ 3,955,000 2,997,620
GO , 2005 , NATL Insured , Zero Cpn., 12/01/33 ............................ 2,000,000 1,453,508
Chillicothe City School District , GO , 2006 , Refunding , NATL Insured , Zero Cpn.,
12/01/24 ........................................................ 1,905,000 1,905,000
Cincinnati City School District ,
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/27 ...................... 14,900,000 16,032,301
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/28 ...................... 8,180,000 8,947,973
City of Chillicothe ,
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/37 . 2,890,000 2,986,603
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/47 . 2,110,000 2,146,759
City of Cincinnati , GO , 2015 A , Pre-Refunded , 5.25% , 12/01/40 .................
6,500,000 6,572,396
City of Cleveland ,
GO , 2012 , 5% , 12/01/30 ............................................. 35,000 35,046
GO , 2020 A , 2% , 12/01/36 ........................................... 1,215,000 967,359
Water Pollution Control , Revenue , 2016 , 5% , 11/15/41 ...................... 2,000,000 2,020,946
Water Pollution Control , Revenue , 2024 , 5% , 11/15/54 ...................... 1,350,000 1,445,499
City of Columbus ,
GO , 2018 A , 5% , 4/01/34 ............................................ 7,000,000 7,528,100
GO , 2019 A , 5% , 4/01/40 ............................................ 3,000,000 3,213,911
GO , 2021 A , 5% , 4/01/40 ............................................ 1,900,000 2,080,340
Sewerage , Revenue , 2014 , Refunding , 4% , 6/01/31 ........................ 15,000,000 15,008,489
Sewerage , Revenue , 2015 , Refunding , 5% , 6/01/30 ........................ 5,000,000 5,144,979
City of Marysville ,
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 4% ,
12/01/40 ....................................................... 3,015,000 3,015,639
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 5% ,
12/01/47 ....................................................... 5,035,000 5,038,861
Wastewater Treatment System , Revenue , 2016 , Refunding , BAM Insured , 4% ,
12/01/46 ....................................................... 9,370,000 9,373,091
City of St. Bernard , Income Tax , Revenue , 2013 , AGMC Insured , 5% , 12/01/43 .....
3,760,000 3,687,702
City of Westerville , Revenue , 2014 , 5% , 12/01/30 ...........................
2,765,000 2,768,269
Cleveland Department of Public Utilities Division of Public Power ,
Revenue , 2020 A , Refunding , AGMC Insured , 4% , 11/15/38 .................. 600,000 612,555
Revenue , B-2 , NATL Insured , Zero Cpn., 11/15/38 ......................... 10,000,000 5,400,617
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/38 ....... 100,000 102,030
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/39 ....... 700,000 710,498
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/40 ....... 100,000 101,049
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/46 ....... 500,000 487,719
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/51 ....... 2,000,000 1,912,341
Euclid Avenue Development Corp. , Revenue , 2022 A , 5.5% , 8/01/52 ........... 9,000,000 9,693,458
c
Port of Cleveland Bond Fund , Revenue , 2024 C , 5% , 11/15/54 ................ 1,175,000 1,188,031
Columbus-Franklin County Finance Authority ,
Revenue , 2021 C , 2.5% , 11/15/41 ..................................... 900,000 683,597

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Columbus-Franklin County Finance Authority, (continued)
Revenue , 2021 C , 3% , 5/15/51 ........................................ $ 2,180,000 $ 1,592,430
c
Central Ohio Regional Bond Fund , Revenue , 2024 A , 5% , 11/15/54 ............ 980,000 993,451
ECG Westerville LP , Revenue , 2024 A , FNMA Insured , 4.375% , 6/01/43 ......... 5,000,000 5,029,092
County of Butler ,
UC Health Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/45 .......... 5,020,000 5,033,680
UC Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/15/36 .......... 2,140,000 2,045,374
County of Cuyahoga , GO , 2020 A , Refunding , 4% , 12/01/34 ...................
750,000 785,314
County of Franklin ,
Nationwide Children's Hospital, Inc. , Revenue , 2016 C , Refunding , 4% , 11/01/40 .. 5,000,000 5,004,855
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/33 ....... 5,000 5,346
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/34 ................... 2,230,000 2,179,567
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/34 ....... 10,000 10,693
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/35 ................... 2,890,000 2,802,481
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/35 ....... 10,000 10,693
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/36 ....... 15,000 16,039
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/40 ....... 5,000 5,346
Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/41 ........ 5,000,000 5,267,941
OhioHealth Obligated Group , Revenue , 2015 , 5% , 5/15/33 ................... 3,290,000 3,316,453
Sales Tax , Revenue , 2018 , 5% , 6/01/43 ................................. 6,000,000 6,310,204
Trinity Health Corp. Obligated Group , Revenue , 2017 , 5% , 12/01/46 ............ 3,515,000 3,596,419
Trinity Health Corp. Obligated Group , Revenue , 2017 A-OH , 5% , 12/01/47 ....... 11,800,000 12,108,897
Trinity Health Corp. Obligated Group , Revenue , 2019 A , 4% , 12/01/49 .......... 6,030,000 5,876,570
County of Hamilton , TriHealth Obligated Group , Revenue , 2017 A , 5% , 8/15/42 .....
5,000,000 5,140,533
County of Lucas , GO , 2022 , 4.75% , 12/01/52 ..............................
3,000,000 3,071,021
County of Mahoning ,
Sewer System , Revenue , 2022 , Refunding , 5% , 12/01/46 .................... 3,000,000 3,180,423
Western Reserve Care System , Revenue , 1995 , NATL Insured , ETM, 5.5% , 10/15/25 600,000 612,337
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/45 ............................................. 5,000,000 5,150,060
County of Montgomery , Premier Health Partners Obligated Group , Revenue , 2019 A ,
Refunding , 4% , 11/15/39 ............................................ 5,000,000 4,868,165
County of Perry , GO , 2023 , 5% , 12/01/61 .................................
1,500,000 1,510,819
County of Ross ,
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 . 3,805,000 3,991,598
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/44 . 1,300,000 1,343,411
County of Union , GO , 2018 , 5% , 12/01/47 .................................
5,000,000 5,142,789
County of Warren , Otterbein Homes Obligated Group , Revenue , 2024 , Refunding , 5% ,
7/01/54 ......................................................... 2,000,000 2,088,164
Cuyahoga Falls City School District , GO , 2021 , BAM Insured , 4% , 12/01/51 .......
1,485,000 1,458,334
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................
5,000,000 5,592,751
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2% , 11/15/31 .......... 370,000 321,922
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2.5% , 11/15/41 ........ 1,615,000 1,234,448
Deer Park Community City School District , GO , 2017 A , 5.25% , 12/01/53 .........
3,000,000 3,018,448
Dublin City School District ,
GO , 2019 A , 4% , 12/01/44 ........................................... 10,000,000 10,017,893
c
GO , 2024 B , 4% , 12/01/48 ........................................... 1,250,000 1,254,039
c
GO , 2024 B , 5% , 12/01/53 ........................................... 2,100,000 2,296,985

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................
$ 5,500,000 $ 5,664,869
Fremont City School District , GO , 2017 A , 5% , 1/15/49 .......................
13,970,000 14,140,996
Grandview Heights City School District , GO , 2019 , 5% , 12/01/53 ................
2,150,000 2,246,845
Green Local School District , COP , 2022 , AGMC Insured , 5% , 11/01/52 ...........
2,000,000 2,092,912
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................
10,000,000 9,991,534
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................
18,870,000 18,915,996
Indian Creek Local School District ,
GO , 2018 A , 5% , 11/01/55 ........................................... 3,000,000 3,112,007
GO , 2018 B , BAM Insured , 5% , 11/01/55 ................................ 3,910,000 4,066,050
Lakota Local School District , GO , 2005 , Refunding , NATL Insured , 5.25% , 12/01/26 .
2,000,000 2,098,379
d
Lancaster Port Authority , Revenue , 2024 A , Refunding , Mandatory Put , 5% , 8/01/30 . 3,000,000 3,218,112
Licking Heights Local School District , GO , 2022 , 4.5% , 10/01/51 ................
1,800,000 1,839,433
Little Miami Local School District ,
GO , 2018 A , 5% , 11/01/43 ........................................... 1,000,000 1,010,752
GO , 2018 A , 5% , 11/01/48 ........................................... 2,460,000 2,482,477
Madeira City School District , GO , Refunding , AGMC Insured , 5.25% , 12/01/32 .....
9,605,000 10,799,815
Miami University ,
Revenue , 2017 , Refunding , 5% , 9/01/41 ................................. 5,000,000 5,097,772
Revenue , 2022 A , Refunding , 5% , 9/01/34 ............................... 1,000,000 1,119,889
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ...............
20,000,000 20,911,544
Northeast Ohio Medical University ,
Revenue , 2021 A , Refunding , 5% , 12/01/25 .............................. 125,000 126,384
Revenue , 2021 A , Refunding , 5% , 12/01/27 .............................. 100,000 104,210
Revenue , 2021 A , Refunding , 5% , 12/01/29 .............................. 110,000 116,814
Revenue , 2021 A , Refunding , 3% , 12/01/40 .............................. 500,000 416,925
Revenue , 2022 , BAM Insured , 5% , 12/01/43 ............................. 1,000,000 1,057,346
Northeastern Local School District ,
GO , 2018 , AGMC Insured , 5.25% , 12/01/45 .............................. 5,420,000 5,743,777
GO , 2018 , AGMC Insured , 4% , 12/01/55 ................................ 5,000,000 4,895,610
Norwood City School District ,
GO , 2017 A , Pre-Refunded , 5% , 11/01/46 ............................... 5,000,000 5,147,094
GO , 2017 A , Pre-Refunded , 5.25% , 11/01/51 ............................. 7,645,000 7,896,198
d
Ohio Air Quality Development Authority , Ohio Valley Electric Corp. , Revenue , 2009 C ,
Mandatory Put , 1.5% , 11/04/25 ....................................... 2,000,000 1,935,115
Ohio Higher Educational Facility Commission ,
Ashtabula County Medical Center Obligated Group , Revenue , 2022 , 5.25% , 1/01/52 4,895,000 5,134,107
Baldwin Wallace University , Revenue , 2022 , 6% , 12/01/52 ................... 5,970,000 6,280,097
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/42 .................. 4,900,000 5,139,932
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/47 .................. 2,000,000 2,087,168
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/52 .................. 5,100,000 5,292,836
Case Western Reserve University , Revenue , 2016 , Refunding , 5% , 12/01/40 ..... 6,000,000 6,199,798
Cleveland Institute of Music (The) , Revenue , 2022 , 5% , 12/01/32 .............. 300,000 317,317
Cleveland Institute of Music (The) , Revenue , 2022 , 5.125% , 12/01/42 ........... 3,390,000 3,559,520
Cleveland Institute of Music (The) , Revenue , 2022 , 5.375% , 12/01/52 ........... 3,100,000 3,238,602
John Carroll University , Revenue , 2020 , 4% , 10/01/45 ...................... 1,100,000 1,017,575
John Carroll University , Revenue , 2022 , Refunding , 4% , 10/01/47 .............. 5,360,000 4,884,587
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,040,000 1,048,032
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,360,000 1,360,695
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,900,000 2,842,120
Kenyon College , Revenue , 2016 , Refunding , 5% , 7/01/42 ................... 5,320,000 5,418,197
Kenyon College , Revenue , 2016 , Refunding , 4% , 7/01/44 ................... 4,180,000 4,167,312
Kenyon College , Revenue , 2017 , 5% , 7/01/42 ............................ 1,250,000 1,289,744
Kenyon College , Revenue , 2017 , 4% , 7/01/47 ............................ 3,000,000 2,951,614

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Higher Educational Facility Commission, (continued)
Otterbein Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/30 ...... $ 1,095,000 $ 1,137,145
University of Dayton , Revenue , 2018 A , 4% , 12/01/43 ....................... 11,885,000 11,892,656
Xavier University , Revenue , 2024 , Refunding , 5.25% , 5/01/49 ................ 2,000,000 2,157,831
Xavier University , Revenue , 2024 , Refunding , 5.25% , 5/01/54 ................ 4,750,000 5,099,993
Ohio Housing Finance Agency ,
Revenue , 2020 B , GNMA Insured , 2.1% , 9/01/35 .......................... 485,000 404,279
b
Revenue , 144A, 2023 A , 5.625% , 8/01/41 ............................... 17,000,000 17,564,447
Revenue , 2024 B , GNMA Insured , 4.7% , 9/01/54 .......................... 10,000,000 10,241,102
Revenue , 2024 C , GNMA Insured , 4.7% , 9/01/54 .......................... 7,500,000 7,672,060
b
Middletown Phase Two LP , Revenue , 144A, 2023 A , 6% , 9/01/41 .............. 11,000,000 11,732,861
Ohio State University (The) , Revenue , 2021 A , 4% , 12/01/48 ...................
10,020,000 10,046,317
Ohio Turnpike & Infrastructure Commission ,
Revenue , 2018 A , 5% , 2/15/43 ........................................ 19,600,000 20,500,154
Revenue , 2018 A , 5% , 2/15/46 ........................................ 13,750,000 14,301,165
Revenue, Junior Lien , 2013 A-2 , BAM Insured , Zero Cpn., 2/15/38 ............. 3,665,000 2,282,338
Revenue, Junior Lien , 2013 A-2 , Zero Cpn., 2/15/43 ........................ 10,485,000 5,008,719
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/45 ...................
7,000,000 7,235,336
Ohio Water Development Authority ,
Revenue , 2019 , 5% , 12/01/39 ........................................ 5,000,000 5,414,970
Revenue , 2019 , 5% , 6/01/44 ......................................... 1,330,000 1,426,677
Revenue , 2021 , 5% , 6/01/46 ......................................... 10,555,000 11,510,708
Water Pollution Control Loan Fund , Revenue , 2019 B , Refunding , 5% , 12/01/44 ... 10,000,000 10,724,290
Water Pollution Control Loan Fund , Revenue , 2020 A , 5% , 12/01/50 ............ 6,820,000 7,273,839
Water Pollution Control Loan Fund , Revenue , 2023 B , 5% , 12/01/36 ............ 5,675,000 6,528,275
Water Pollution Control Loan Fund , Revenue , 2024 D , 5% , 12/01/43 ........... 4,200,000 4,784,618
Water Pollution Control Loan Fund , Revenue , 2024 D , 5% , 12/01/44 ........... 6,575,000 7,453,756
Olentangy Local School District , GO , 2016 , 4% , 12/01/46 .....................
7,660,000 7,667,079
Port of Greater Cincinnati Development Authority ,
Revenue , 2024 B , Refunding , 5% , 12/01/53 .............................. 1,500,000 1,601,872
Revenue , 2024 B , Refunding , 5% , 12/01/63 .............................. 2,000,000 2,116,233
Revenue , 2024 C , Refunding , AGMC Insured , 5.25% , 12/01/53 ............... 1,000,000 1,090,675
Revenue , 2024 C , Refunding , AGMC Insured , 5.25% , 12/01/58 ............... 1,000,000 1,088,083
Revenue , 2024 C , Refunding , AGMC Insured , 5.25% , 12/01/63 ............... 1,000,000 1,088,083
Princeton City School District ,
GO , 2014 , Refunding , Zero Cpn., 12/01/40 ............................... 6,000,000 3,083,771
GO , 2014 , Refunding , Zero Cpn., 12/01/41 ............................... 6,000,000 2,928,501
Russia Local School District , GO , 2023 , 5% , 12/01/52 ........................
1,670,000 1,770,683
Springboro Community City School District ,
GO , 2007 , Refunding , AGMC Insured , 5.25% , 12/01/27 ..................... 5,175,000 5,514,331
GO , 2007 , Refunding , AGMC Insured , 5.25% , 12/01/28 ..................... 2,000,000 2,167,262
State of Ohio ,
GO , 2019 A , 5% , 6/15/38 ............................................ 6,500,000 7,008,520
GO , 2020 C , 5% , 3/01/38 ............................................ 2,300,000 2,546,489
GO , V , 5% , 5/01/34 ................................................ 4,000,000 4,259,366
Cleveland Clinic Health System Obligated Group , Revenue , 2021 B , Refunding , 5% ,
1/01/29 ........................................................ 4,850,000 5,273,251
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/37 1,000,000 986,351
University Hospitals Health System, Inc. Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 1/15/46 ............................................ 5,795,000 5,769,159
Summit County Development Finance Authority ,
City of Akron , Revenue , 2022 , 4% , 5/15/46 ............................... 3,585,000 3,418,000
UAkronPark, Inc. , Revenue , 2023 , 5.625% , 12/01/48 ....................... 4,700,000 5,098,529
UAkronPark, Inc. , Revenue , 2023 , 5.75% , 12/01/53 ........................ 5,000,000 5,427,423

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 .............
$ 6,000,000 $ 6,009,595
Sylvania City School District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/36 ....
9,700,000 9,776,908
Three Rivers Local School District , GO , 2014 , Refunding , 5% , 12/01/39 ...........
5,885,000 5,885,000
Toledo City School District , COP , 2024 , BAM Insured , 5% , 12/01/48 ..............
1,250,000 1,365,866
Toledo-Lucas County Port Authority ,
Revenue , 2021 A , 2% , 11/15/31 ....................................... 370,000 323,338
c
Northwest Ohio Bond Fund , Revenue , 2024 C , 5% , 11/15/54 ................. 2,155,000 2,200,290
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/46 ........................... 1,625,000 1,555,645
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/51 ........................... 2,840,000 2,656,341
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/57 ........................... 5,000,000 4,577,559
Triway Local School District , COP , 2021 , BAM Insured , 4% , 12/01/39 ............
2,200,000 2,225,103
University of Akron (The) ,
Revenue , 2015 A , Refunding , 5% , 1/01/31 ............................... 4,365,000 4,370,690
Revenue , 2016 A , Refunding , BAM Insured , 5% , 1/01/34 .................... 6,000,000 6,122,248
Revenue , 2016 A , Refunding , 5% , 1/01/36 ............................... 10,065,000 10,251,808
Revenue , 2016 A , Refunding , 5% , 1/01/38 ............................... 8,000,000 8,137,403
Revenue , 2018 A , Refunding , 5% , 1/01/42 ............................... 5,725,000 5,962,636
University of Cincinnati ,
Revenue , 2017 A , 5% , 6/01/45 ........................................ 2,205,000 2,266,089
Revenue , 2018 A , Refunding , 4% , 6/01/48 ............................... 10,000,000 9,894,762
Revenue , 2024 A , 5.25% , 6/01/54 ..................................... 8,000,000 8,762,137
Upper Arlington City School District , GO , 2018 A , Pre-Refunded , 5% , 12/01/48 .....
13,000,000 13,918,076
Village of Bluffton ,
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/33 ....................................................... 1,655,000 1,673,688
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/34 ....................................................... 1,900,000 1,920,720
Warren County Port Authority ,
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/41 .......... 2,075,000 1,925,866
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/55 .......... 3,500,000 2,917,866
Ohio Communities Accelerator Fund , Revenue , 2021 H , 4% , 12/01/53 .......... 1,375,000 1,154,923
Ohio Communities Accelerator Fund , Revenue , 2022 A , 5.5% , 12/01/50 ......... 3,210,000 3,365,862
Ohio Communities Accelerator Fund , Revenue , 2022 B , 4.75% , 12/01/34 ........ 1,000,000 1,031,422
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/40 ....................................... 1,390,000 1,306,145
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/52 ....................................... 1,930,000 1,628,580
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 ..
3,820,000 4,022,589
Westlake City School District , GO , 2021 A , Refunding , 4% , 12/01/49 .............
3,965,000 3,924,890
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ...
10,000,000 10,206,223
Winton Woods City School District , GO , 2017 , Refunding , 4% , 11/01/43 ...........
7,000,000 7,031,349
924,842,133
South Carolina 1.2%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 3,200,000 2,813,746
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 3,200,000 2,813,746
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 5,250,000 4,297,602
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,200,000 2,720,387
12,645,481

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.5%
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/38 ................................. $ 300,000 $ 248,873
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 6,000,000 5,028,024
5,276,897
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 3,200,000 2,814,352
Wisconsin 1.9%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 3,100,000 2,616,708
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 2,800,000 2,821,864
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding , Zero
Cpn., 12/01/44 .................................................. 21,750,000 13,802,596
19,241,168
U.S. Territories 1.0%
Puerto Rico 1.0%
HTA HRRB Custodial Trust ,
Revenue , 2007 CC , 5.25% , 7/01/32 .................................... 556,133 551,379
Revenue , 2007 CC , 5.25% , 7/01/34 .................................... 153,947 154,436
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 3,709,073 3,601,803
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 1,293,863 1,299,128
Revenue , 2007 N , 5.25% , 7/01/39 ..................................... 288,720 290,256
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,000,000 999,399
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 999,182
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. 440,000 474,052
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/35 .. 235,000 251,076
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,100,000 1,104,965
9,725,676
Total U.S. Territories .................................................................... 9,725,676
Total Municipal Bonds (Cost $ 996,891,544 ) .....................................
998,245,508
Total Long Term Investments (Cost $ 1,000,091,544 ) .............................
1,001,533,457
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 203 .
Short Term Investments 1.4%
a a
Principal
Amount
a
Value
Municipal Bonds 1.4%
Ohio 1.4%
e
County of Hamilton , TriHealth Obligated Group , Revenue , 2021 B , Refunding ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3.3% , 8/15/51 ........... $ 5,500,000 $ 5,500,000
e
Ohio Water Development Authority , Water Pollution Control Loan Fund , Revenue , 2024
C , Daily VRDN and Put , 3.15% , 12/01/54 ................................ 200,000 200,000
e
State of Ohio , Cleveland Clinic Health System Obligated Group , Revenue , 2019 F , SPA
US Bank NA , Daily VRDN and Put , 2.7% , 1/01/52 ......................... 8,850,000 8,850,000
14,550,000
Total Municipal Bonds (Cost $ 14,550,000 ) ......................................
14,550,000
Total Short Term Investments (Cost $ 14,550,000 ) ................................
14,550,000
a
Total Investments (Cost $ 1,014,641,544 ) 99.2% ..................................
$1,016,083,457
Other Assets, less Liabilities 0.8% .............................................
7,755,321
Net Assets 100.0% ...........................................................
$1,023,838,778
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $76,479,161, representing 7.5% of net assets.
c
Security purchased on a when-issued basis.
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin Oregon Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 2,500,000 $ 2,568,711
Total Corporate Bonds (Cost $ 2,500,000 ) .......................................
2,568,711
Municipal Bonds 98.1%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 3,500,000 3,079,657
Florida 1.5%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 1,500,000 1,087,110
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 8,400,000 6,745,003
b ,c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put , Zero
Cpn., 5/01/52 ..................................................... 5,600,000 5,028,800
12,860,913
Illinois 0.4%
Metropolitan Pier & Exposition Authority ,
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , BAM Insured , 4% , 12/15/42 ................................ 2,520,000 2,528,084
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , BAM Insured , 4% , 6/15/52 ................................. 1,000,000 956,844
3,484,928
New Jersey 0.7%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 5% , 6/15/44 ...................... 2,250,000 2,349,659
State of New Jersey , Revenue , 2022 A , 4% , 6/15/38 ........................ 2,165,000 2,203,201
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 2,000,000 1,988,164
6,541,024
New York 0.6%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/47 ..........
5,500,000 5,407,936
Oregon 87.4%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group , Revenue , 2016 , 5% , 8/01/41 ...... 4,250,000 4,308,528
Columbia Lutheran Charities Obligated Group , Revenue , 2016 , 4% , 8/01/46 ...... 1,750,000 1,596,228
Columbia Lutheran Charities Obligated Group , Revenue , 2024 , 5.25% , 8/01/49 ... 5,000,000 5,393,755
Columbia Lutheran Charities Obligated Group , Revenue , 2024 , 5.25% , 8/01/54 ... 6,500,000 6,963,299
Benton & Polk School District No. 17J , GO , 2010 B , Zero Cpn., 6/15/31 ...........
1,000,000 800,243
Central Lincoln People's Utility District JATC, Inc. , Revenue , 2016 , 5% , 12/01/45 ....
2,900,000 2,933,819
City of Beaverton , Water , Revenue , 2020 , 5% , 4/01/32 .......................
1,000,000 1,108,938
City of Eugene , Electric Utility System , Revenue , 2017 , 5% , 8/01/47 .............
3,580,000 3,703,020
City of Forest Grove ,
Pacific University , Revenue , 2015 A , Refunding , 5% , 5/01/36 ................. 6,575,000 6,591,708
Pacific University , Revenue , 2017 , Refunding , 4% , 3/01/37 ................... 3,500,000 3,255,817
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/26 ................. 335,000 338,950
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/30 ................. 1,385,000 1,450,039
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/33 ................. 1,600,000 1,673,118
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/35 ................. 490,000 473,943
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/37 ................. 1,905,000 1,813,903
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/38 ................. 3,960,000 3,739,247

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
City of Forest Grove, (continued)
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/39 ................. $ 1,750,000 $ 1,633,222
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ......................
1,015,000 1,020,505
City of Medford ,
Sewer , Revenue , 2024 , BAM Insured , 4% , 6/01/47 ......................... 2,330,000 2,336,484
Sewer , Revenue , 2024 , BAM Insured , 4% , 6/01/49 ......................... 1,715,000 1,716,913
City of Molalla , GO , 2024 A , BAM Insured , 4% , 6/01/49 .......................
3,115,000 3,140,541
City of Tigard , Water , Revenue , 2015 , 5% , 8/01/45 ..........................
23,545,000 23,682,905
Clackamas Community College District , GO , 2017 A , 5% , 6/15/39 ...............
2,250,000 2,344,601
Clackamas County School District No. 12 North Clackamas ,
GO , 2017 A , Zero Cpn., 6/15/40 ....................................... 10,000,000 5,001,643
GO , 2017 A , Zero Cpn., 6/15/41 ....................................... 17,030,000 8,118,613
GO , 2017 A , Zero Cpn., 6/15/42 ....................................... 16,625,000 7,558,262
GO , 2017 B , 5% , 6/15/34 ............................................ 11,000,000 11,539,127
GO , 2017 B , 5% , 6/15/37 ............................................ 7,000,000 7,313,424
GO , 2018 , 5% , 6/15/42 ............................................. 1,750,000 1,844,983
Clackamas County School District No. 35 Molalla River , GO , 2024 , 4% , 6/15/49 ....
3,000,000 3,014,980
Clackamas County School District No. 46 Oregon Trail ,
GO , Zero Cpn., 6/15/37 ............................................. 12,130,000 7,600,634
GO , Zero Cpn., 6/15/38 ............................................. 12,495,000 7,460,910
Clackamas County School District No. 7J Lake Oswego , GO , 2005 , Refunding , AGMC
Insured , 5.25% , 6/01/25 ............................................. 3,075,000 3,109,249
Clackamas County School District No. 86 Canby , GO , 2020 A , Refunding , 4% , 6/15/40
3,470,000 3,537,847
Columbia County School District No. 502 , GO , 2017 , 5% , 6/15/39 ...............
1,000,000 1,042,789
Coos County School District No. 9 Coos Bay , GO , 2018 , 5% , 6/15/43 ............
5,005,000 5,274,490
County of Benton , GO , 2023 , 4.125% , 6/01/53 .............................
2,035,000 2,061,509
County of Yamhill ,
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/36 .............. 2,585,000 2,622,269
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/46 .............. 2,330,000 2,284,612
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/40 ................ 7,010,000 7,096,338
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/45 ................ 9,285,000 9,311,981
Deschutes County Hospital Facilities Authority , St. Charles Health System Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/48 ......................... 13,890,000 13,988,726
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 3,235,000 3,235,363
Jackson County School District No. 5 Ashland , GO , 2019 , 5% , 6/15/34 ...........
1,000,000 1,083,660
Jackson County School District No. 6 Central Point ,
GO , 2019 A , 5% , 6/15/31 ............................................ 2,665,000 2,926,375
GO , 2019 B , Zero Cpn., 6/15/40 ....................................... 705,000 360,481
GO , 2019 B , Zero Cpn., 6/15/41 ....................................... 710,000 344,316
GO , 2019 B , Zero Cpn., 6/15/42 ....................................... 610,000 280,621
GO , 2019 B , Zero Cpn., 6/15/43 ....................................... 820,000 357,447
GO , 2019 B , Zero Cpn., 6/15/44 ....................................... 1,115,000 461,126
GO , 2019 B , Zero Cpn., 6/15/45 ....................................... 985,000 386,271
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. 1,000,000 1,013,496
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , AGMC
Insured , 4% , 8/15/45 .............................................. 5,620,000 5,545,672
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/45 8,245,000 8,708,902
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 11,235,000 10,882,455
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/50 4,500,000 4,713,709

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Metro ,
County of Multnomah Transient Lodging Tax , Revenue , 2017 , 5% , 6/15/42 ....... $ 7,500,000 $ 7,757,987
County of Multnomah Transient Lodging Tax , Revenue , 2017 , 5% , 6/15/47 ....... 10,950,000 11,270,373
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow , GO ,
2017 A , 5% , 6/15/37 ................................................ 7,885,000 8,245,896
Multnomah County School District No. 40 ,
GO , 2012 B , Zero Cpn., 6/15/26 ....................................... 2,585,000 2,468,780
GO , 2012 B , Zero Cpn., 6/15/27 ....................................... 2,655,000 2,461,685
GO , 2012 B , Zero Cpn., 6/15/28 ....................................... 2,495,000 2,244,362
GO , 2012 B , Zero Cpn., 6/15/29 ....................................... 2,595,000 2,260,639
GO , 2012 B , Zero Cpn., 6/15/30 ....................................... 1,885,000 1,588,190
GO , 2012 B , Zero Cpn., 6/15/31 ....................................... 2,030,000 1,650,816
GO , 2012 B , Zero Cpn., 6/15/32 ....................................... 2,000,000 1,566,835
GO , 2023 A , Zero Cpn., 6/15/30 ....................................... 425,000 358,080
Multnomah-Clackamas Counties Centennial School District No. 28JT ,
GO , 2020 , Refunding , 5% , 6/15/45 ..................................... 3,000,000 3,209,356
GO , 2020 , Refunding , 5% , 6/15/50 ..................................... 24,655,000 26,176,625
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
2,345,000 2,448,507
Oregon Health & Science University ,
Obligated Group , Revenue , 2021 A , Refunding , 4% , 7/01/44 ................. 12,645,000 12,672,432
Obligated Group , Revenue , 2021 A , Refunding , 4% , 7/01/51 ................. 16,580,000 16,330,319
Oregon Health & Science University Obligated Group , Revenue , 2017 A , 5% , 7/01/42 10,000,000 10,306,543
Oregon State Facilities Authority ,
b
CHNW Clifton House LLC , Revenue , 144A, A , 4% , 10/01/26 ................. 665,000 657,808
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/36 ................. 1,670,000 1,640,642
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/48 ................. 4,000,000 3,843,614
Legacy Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 6/01/46 ...... 25,945,000 26,255,032
Legacy Health Obligated Group , Revenue , 2022 A , 4.125% , 6/01/52 ........... 3,000,000 2,971,092
Providence St. Joseph Health Obligated Group , Revenue , 2015 C , 5% , 10/01/45 .. 4,000,000 4,028,034
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Refunding , 5% ,
10/01/41 ....................................................... 7,800,000 7,872,128
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , 5% , 10/01/46 . 3,280,000 3,291,969
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Pre-Refunded ,
5% , 10/01/46 ................................................... 220,000 228,236
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/40 ....................................................... 11,025,000 11,502,766
Willamette University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ............. 1,950,000 1,963,954
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 47,505,000 41,345,331
Oregon State University , Revenue , 2024 A , Refunding , 4.25% , 4/01/52 ...........
3,610,000 3,684,303
Port of Portland ,
Airport , Revenue , 24 A , 5% , 7/01/47 .................................... 4,700,000 4,804,732
Airport , Revenue , 24 B , 5% , 7/01/42 .................................... 7,645,000 7,771,905
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... 4,830,000 4,989,127
Airport , Revenue , 25 B , 5% , 7/01/49 .................................... 6,300,000 6,511,853
Airport , Revenue , 27 A , 5% , 7/01/30 .................................... 1,585,000 1,710,361
Airport , Revenue , 27 A , 5% , 7/01/37 .................................... 5,000,000 5,269,150
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,670,000 11,100,776
Airport , Revenue , 28 , 4% , 7/01/38 ..................................... 2,500,000 2,500,255
Airport , Revenue , 30 A , 5.25% , 7/01/54 ................................. 13,500,000 14,553,034
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/33 ............. 545,000 557,460
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/38 ............. 500,000 509,181
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/43 ............. 2,250,000 2,271,228
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/48 ............. 3,700,000 3,709,199
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/25 .... 130,000 130,369

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Salem Hospital Facility Authority, (continued)
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/26 .... $ 135,000 $ 136,276
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/27 .... 260,000 264,309
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/28 .... 310,000 317,187
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/29 .... 515,000 509,817
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/30 .... 385,000 380,721
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/31 .... 400,000 394,623
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/32 .... 370,000 363,905
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/40 .... 1,540,000 1,435,338
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/57 .... 2,750,000 2,235,270
Salem Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 5/15/46 ....... 17,105,000 17,332,437
Salem-Keizer School District No. 24J ,
GO , 2009 B , Zero Cpn., 6/15/30 ....................................... 8,500,000 7,107,172
GO , 2020 C , 4% , 6/15/38 ............................................ 6,000,000 6,207,063
Seaside School District No. 10 ,
GO , 2017 B , 5% , 6/15/35 ............................................ 2,000,000 2,089,053
GO , 2017 B , 5% , 6/15/36 ............................................ 2,500,000 2,607,591
State of Oregon ,
GO , 2007 A , 4.7% , 8/01/42 ........................................... 3,050,000 3,050,172
GO , 2017 A , 5% , 5/01/42 ............................................ 2,500,000 2,590,443
GO , 2017 H , 5% , 8/01/42 ............................................ 15,000,000 15,596,708
GO , 2019 G , 5% , 8/01/33 ............................................ 3,000,000 3,278,616
GO , 2019 G , 5% , 8/01/34 ............................................ 1,900,000 2,072,108
GO , L , Refunding , 5% , 8/01/42 ........................................ 3,270,000 3,400,082
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 5% , 11/15/37 12,500,000 13,602,015
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 5% , 11/15/39 23,175,000 25,128,845
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 4% , 11/15/42 3,300,000 3,343,650
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 20,000,000 20,705,832
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley ,
GO , 2018 B , 5% , 6/15/36 ............................................ 2,850,000 3,049,536
GO , 2018 B , 5% , 6/15/37 ............................................ 2,520,000 2,692,383
Tri-County Metropolitan Transportation District of Oregon ,
Revenue , 2018 A , 5% , 10/01/31 ....................................... 5,025,000 5,322,353
Revenue , 2018 A , 5% , 10/01/32 ....................................... 1,865,000 1,973,294
Umatilla Hospital District No. 1 , GO , 2023 , 5% , 6/01/53 .......................
750,000 763,511
Union County Hospital Facility Authority ,
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/47 ...... 2,250,000 2,260,721
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/52 ...... 3,680,000 3,659,203
University of Oregon ,
Revenue , 2016 A , 5% , 4/01/46 ........................................ 6,690,000 6,805,436
Revenue , 2018 A , 5% , 4/01/48 ........................................ 10,000,000 10,370,136
b
Warm Springs Reservation Confederated Tribe ,
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/33 ......................... 250,000 270,239
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/34 ......................... 300,000 323,864
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/39 ......................... 2,200,000 2,358,396
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO , 2017 , 5% , 6/15/36 ............................................. 9,400,000 9,823,222
GO , 2017 , 5% , 6/15/37 ............................................. 5,040,000 5,258,839
GO , 2017 , Pre-Refunded , 5% , 6/15/37 .................................. 960,000 1,011,938
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO , 2017 D , 5% , 6/15/35 ............................................ 15,050,000 15,746,330
GO , 2017 D , 5% , 6/15/36 ............................................ 5,000,000 5,223,875
GO , 2022 B , 5% , 6/15/52 ............................................ 19,145,000 20,703,045

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO , 2018 A , Zero Cpn., 6/15/38 ....................................... $ 2,350,000 $ 1,330,684
GO , 2018 A , Zero Cpn., 6/15/39 ....................................... 3,275,000 1,754,591
Washington County School District No. 15 Forest Grove ,
GO , 2012 B , Zero Cpn., 6/15/29 ....................................... 2,545,000 2,191,494
GO , 2012 B , Zero Cpn., 6/15/30 ....................................... 2,490,000 2,071,803
GO , 2012 B , Zero Cpn., 6/15/31 ....................................... 3,140,000 2,512,762
Yachats Rural Fire Protection District , GO , 2017 , AGMC Insured , 5% , 6/15/47 ......
1,600,000 1,643,124
Yamhill County School District No. 8 Dayton ,
GO , 2019 , Refunding , 5% , 6/15/32 ..................................... 1,045,000 1,141,106
GO , 2019 , Refunding , 5% , 6/15/33 ..................................... 1,080,000 1,179,396
766,383,484
South Carolina 1.5%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 2,500,000 2,198,239
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 2,500,000 2,198,239
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 7,650,000 6,262,220
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,000,000 2,550,363
13,209,061
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/30 250,000 262,381
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/31 250,000 263,300
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,200,000 3,519,617
4,045,298
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,500,000 2,198,712
Wisconsin 1.1%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 2,400,000 2,025,839
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding , Zero
Cpn., 12/01/44 .................................................. 11,650,000 7,393,114
9,418,953
U.S. Territories 3.9%
Puerto Rico 3.9%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
6,000,000 6,071,972
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 328,600 319,093
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 903,650 907,328
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,300,000 1,299,219
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 999,182
d
Revenue , WW , 5.25% , 7/01/33 ........................................ 3,040,000 1,398,400
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 19,745,000 19,834,127

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 203 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... $ 3,000,000 $ 3,000,026
33,829,347
Total U.S. Territories .................................................................... 33,829,347
Total Municipal Bonds (Cost $ 862,974,886 ) .....................................
860,459,313
Shares
Escrows and Litigation Trusts 0.0%
†
a ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 357,633 286,106
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
286,106
Total Long Term Investments (Cost $ 865,474,886 ) ...............................
863,314,130
a
a a a a
Short Term Investments 0.4%
Principal
Amount
Municipal Bonds 0.4%
Oregon 0.4%
f
Oregon State Facilities Authority ,
PeaceHealth Obligated Group , Revenue , 2018 A , Refunding , LOC US Bank NA ,
Daily VRDN and Put , 2.7% , 8/01/34 .................................. 2,500,000 2,500,000
PeaceHealth Obligated Group , Revenue , 2018 B , Refunding , LOC TD Bank NA ,
Daily VRDN and Put , 3.15% , 8/01/34 ................................. 700,000 700,000
3,200,000
Total Municipal Bonds (Cost $ 3,200,000 ) .......................................
3,200,000
Total Short Term Investments (Cost $ 3,200,000 ) .................................
3,200,000
a
Total Investments (Cost $ 868,674,886 ) 98.8% ...................................
$866,514,130
Other Assets, less Liabilities 1.2% .............................................
10,572,643
Net Assets 100.0% ...........................................................
$877,086,773
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $68,809,412, representing 7.8% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin Pennsylvania Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 2,000,000 $ 2,054,969
Total Corporate Bonds (Cost $ 2,000,000 ) .......................................
2,054,969
Municipal Bonds 97.6%
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,688,000 5,099,903
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,000,000 724,740
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 6,800,000 5,460,240
11,284,883
New York 1.9%
Metropolitan Transportation Authority ,
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,700,000 6,644,392
Revenue , 2021 A-1 , 4% , 11/15/46 ..................................... 6,050,000 5,966,659
12,611,051
Pennsylvania 91.1%
Allegheny County Airport Authority ,
Revenue , 2021 A , 5% , 1/01/32 ........................................ 4,345,000 4,658,575
Revenue , 2021 A , 5% , 1/01/34 ........................................ 8,155,000 8,707,765
Revenue , 2021 A , 5% , 1/01/51 ........................................ 3,500,000 3,614,489
Revenue , 2023 A , AGMC Insured , 5.5% , 1/01/53 .......................... 5,000,000 5,463,456
Allegheny County Higher Education Building Authority ,
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/33 .............. 700,000 711,034
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/34 .............. 1,090,000 1,103,381
Duquesne University of the Holy Spirit , Revenue , 2021 A , Refunding , 4% , 3/01/40 . 2,115,000 2,134,064
Duquesne University of the Holy Spirit , Revenue , 2021 A , Refunding , 4% , 3/01/41 . 3,000,000 3,019,313
Robert Morris University , Revenue , 2017 , 5% , 10/15/37 ..................... 1,000,000 966,774
Robert Morris University , Revenue , 2017 , 5% , 10/15/47 ..................... 1,300,000 1,160,045
Allentown Commercial and Industrial Development Authority ,
Executive Education Academy Charter School , Revenue , 2024 , Refunding , 5% ,
7/01/50 ........................................................ 2,000,000 2,017,461
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.5% , 6/15/38 ..... 600,000 641,836
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.75% , 6/15/43 .... 600,000 643,103
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/32 ................................. 1,560,000 1,703,281
Revenue , 2022 , Refunding , 5% , 5/01/33 ................................. 1,800,000 1,960,942
Revenue , 2022 , Refunding , 5% , 5/01/34 ................................. 1,550,000 1,683,600
Revenue , 2022 , Refunding , 5% , 5/01/35 ................................. 1,400,000 1,516,137
Revenue , 2022 , Refunding , 5% , 5/01/42 ................................. 8,875,000 9,330,573
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/42 ........................................................ 1,000,000 1,009,385
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/47 ........................................................ 600,000 602,456
Highlands at Wyomissing Obligated Group , Revenue , 2017 C , 5% , 5/15/37 ...... 1,245,000 1,268,248
Highlands at Wyomissing Obligated Group , Revenue , 2018 , Pre-Refunded , 5% ,
5/15/38 ........................................................ 1,030,000 1,058,294
Highlands at Wyomissing Obligated Group , Revenue , 2018 , Pre-Refunded , 5% ,
5/15/48 ........................................................ 1,000,000 1,027,470

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Bethlehem Redevelopment Authority ,
Moravian University Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ......... $ 750,000 $ 785,948
Moravian University Obligated Group , Revenue , 2024 , 5.5% , 10/01/54 .......... 1,050,000 1,108,846
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 ..........
1,250,000 1,177,037
Bucks County Industrial Development Authority ,
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/37 ......... 1,000,000 1,010,776
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/42 ......... 1,080,000 1,065,231
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/52 ......... 2,500,000 2,378,013
St. Luke's Hospital Obligated Group , Revenue , 2019 , 4% , 8/15/44 ............. 1,500,000 1,450,643
St. Luke's Hospital Obligated Group , Revenue , 2021 , 3% , 8/15/53 ............. 12,000,000 9,070,009
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015 A , Refunding , 5% , 7/01/35 ....................................... 1,885,000 1,885,838
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2021 B , 4% ,
12/01/51 ........................................................ 5,000,000 4,823,187
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/42 ....................................................... 1,215,000 1,257,219
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 4% ,
11/15/47 ....................................................... 1,840,000 1,793,246
Cheltenham Township Industrial Development Authority ,
Arcadia University , Revenue , 2024 , Refunding , 5% , 4/01/44 .................. 2,250,000 2,264,698
Arcadia University , Revenue , 2024 , Refunding , 5.75% , 4/01/54 ............... 1,000,000 1,023,107
Chester County Industrial Development Authority ,
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/35 ............... 500,000 500,078
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/45 ............... 1,500,000 1,469,614
City of Erie Higher Education Building Authority ,
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/36 ...................... 400,000 389,740
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/41 ...................... 1,000,000 927,572
Gannon University , Revenue , 2021 TT-1 , 5% , 5/01/47 ...................... 2,430,000 2,457,356
City of Philadelphia ,
GO , 2019 B , 5% , 2/01/37 ............................................ 2,000,000 2,148,196
GO , 2019 B , 5% , 2/01/38 ............................................ 1,555,000 1,666,546
GO , 2019 B , 5% , 2/01/39 ............................................ 6,050,000 6,462,053
GO , 2021 A , 4% , 5/01/37 ............................................ 6,435,000 6,644,021
Airport , Revenue , 2017 B , Refunding , 5% , 7/01/47 ......................... 10,000,000 10,151,015
Airport , Revenue , 2020 C , Refunding , 4% , 7/01/45 ......................... 5,225,000 5,137,941
Airport , Revenue , 2021 , Refunding , 5% , 7/01/51 ........................... 5,000,000 5,192,574
Water & Wastewater , Revenue , 2019 B , 5% , 11/01/49 ...................... 5,000,000 5,270,293
Water & Wastewater , Revenue , 2020 A , Refunding , 5% , 11/01/45 .............. 6,300,000 6,749,103
Water & Wastewater , Revenue , 2022 C , 5.5% , 6/01/47 ...................... 5,000,000 5,593,362
Water & Wastewater , Revenue , 2024 C , AGMC Insured , 5.25% , 9/01/54 ......... 5,000,000 5,575,070
Colonial School District , GO , 2021 A , 3% , 2/15/40 ...........................
1,650,000 1,512,643
Commonwealth Financing Authority , Commonwealth of Pennsylvania , Revenue , 2015
A , 5% , 6/01/34 .................................................... 10,000,000 10,067,962
County of Allegheny ,
GO , C-77 , 5% , 11/01/43 ............................................. 5,030,000 5,310,164
GO , C-80 , 5% , 12/01/54 ............................................. 3,000,000 3,231,286
County of Jefferson ,
GO , 2021 , Refunding , AGMC Insured , 3% , 12/15/37 ........................ 770,000 735,214
GO , 2021 , Refunding , AGMC Insured , 3% , 12/15/39 ........................ 520,000 489,604
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,486,905
Delaware County Authority ,
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/27 .............. 1,560,000 1,573,463

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Delaware County Authority, (continued)
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/32 .............. $ 1,620,000 $ 1,626,404
Haverford College , Revenue , 2017 A , Refunding , 5% , 10/01/46 ............... 5,865,000 6,011,247
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ 2,005,000 2,030,447
DuBois Hospital Authority ,
Penn Highlands Healthcare Obligated Group , Revenue , 2018 , Refunding , 5% ,
7/15/43 ........................................................ 3,410,000 3,426,379
Penn Highlands Healthcare Obligated Group , Revenue , 2020 , 4% , 7/15/50 ...... 3,500,000 3,035,576
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/41 ........................................................ 1,000,000 964,324
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/51 ........................................................ 4,000,000 3,449,492
East Hempfield Township Industrial Development Authority , Student Services, Inc. ,
Revenue , 2015 , Pre-Refunded , 5% , 7/01/47 .............................. 3,750,000 3,787,328
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ...........
6,000,000 6,266,162
b
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
A , 6.75% , 9/01/61 ................................................. 5,000,000 5,061,796
Fairview School District ,
GO , 2021 , BAM Insured , 3% , 9/15/37 ................................... 1,195,000 1,115,818
GO , 2021 , BAM Insured , 3% , 9/15/38 ................................... 1,000,000 916,011
GO , 2021 , BAM Insured , 3% , 9/15/39 ................................... 1,000,000 914,768
Geisinger Authority ,
Kaiser Obligated Group , Revenue , 2017 A-1 , Refunding , 5% , 2/15/45 ........... 5,555,000 5,665,117
Kaiser Obligated Group , Revenue , 2017 A-2 , Refunding , 5% , 2/15/39 ........... 13,155,000 13,540,531
Governor Mifflin School District ,
GO , 2021 , 3% , 4/01/36 ............................................. 625,000 600,834
GO , 2021 , 3% , 4/01/37 ............................................. 1,000,000 951,402
GO , 2021 , 3% , 4/01/38 ............................................. 1,000,000 940,429
GO , 2021 , 3% , 4/01/39 ............................................. 1,015,000 943,349
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 2,520,000 2,490,220
Lancaster County Hospital Authority , University of Pennsylvania Health System
Obligated Group (The) , Revenue , 2016 B , Refunding , 5% , 8/15/46 ............. 4,165,000 4,233,451
Lancaster Higher Education Authority ,
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/46 ............ 5,000,000 4,976,233
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/51 ............ 5,000,000 4,912,157
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/51 ........ 2,780,000 2,501,906
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 520,000 455,752
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/44 ...... 1,850,000 1,889,534
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/49 ...... 2,300,000 2,335,356
Lancaster Municipal Authority ,
Garden Spot Village Obligated Group , Revenue , 2024 A , Refunding , 5% , 5/01/44 .. 1,200,000 1,272,054
Garden Spot Village Obligated Group , Revenue , 2024 B , 5% , 5/01/59 .......... 530,000 548,899
Latrobe Industrial Development Authority ,
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/46 ................ 750,000 652,871
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/51 ................ 800,000 669,279
Lehigh County Authority , Revenue , 2024 , Refunding , BAM Insured , 4% , 12/01/45 ...
6,500,000 6,525,139
Lehigh County General Purpose Authority ,
Good Shepherd Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 11/01/41 4,345,000 4,240,376
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/42 .... 14,390,000 13,364,697
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 4,337,766
Muhlenberg College , Revenue , 2024 , Refunding , 5.25% , 2/01/54 .............. 1,600,000 1,685,517

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lycoming County Authority ,
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/38 ................... $ 1,400,000 $ 1,402,145
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/43 ................... 1,495,000 1,497,349
Montgomery County Higher Education and Health Authority ,
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5.25% , 5/01/37 .... 2,665,000 2,821,247
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5% , 5/01/42 ....... 3,700,000 3,790,274
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 4% ,
9/01/43 ........................................................ 3,740,000 3,636,595
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 5% ,
9/01/48 ........................................................ 8,250,000 8,476,569
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 4% ,
5/01/52 ........................................................ 4,000,000 3,793,104
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 5% ,
5/01/57 ........................................................ 5,000,000 5,207,149
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 582,885
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,985,000 2,055,143
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2023 A , 5.25% ,
11/15/53 ....................................................... 1,500,000 1,560,526
Gwynedd Mercy University , Revenue , 2023 VV-1 , 5.75% , 5/01/48 .............. 2,000,000 2,112,595
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/38 ....................................................... 2,500,000 2,550,128
Public School of Germantown (The) , Revenue , 2021 A , Refunding , 4% , 10/01/51 .. 2,450,000 2,132,324
Waverly Heights Ltd. Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/49 .. 2,000,000 2,024,917
Muhlenberg School District , GO , 2024 , 5% , 5/15/54 ..........................
2,000,000 2,124,019
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AGMC Insured , 3% ,
12/01/38 ........................................................ 500,000 473,139
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/15/48 ... 2,500,000 2,564,581
St. Luke's Hospital Obligated Group , Revenue , 2024 A-1 , Refunding , AGMC Insured ,
5.25% , 8/15/53 .................................................. 5,000,000 5,591,075
Northeastern Pennsylvania Hospital and Education Authority , King's College , Revenue ,
2019 , 5% , 5/01/44 ................................................. 1,000,000 975,574
Northeastern School District ,
GO , 2021 A , BAM Insured , 3% , 3/01/38 ................................. 850,000 785,017
GO , 2021 A , BAM Insured , 3% , 3/01/41 ................................. 775,000 695,062
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 ..........
1,895,000 1,778,039
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.5% , 6/30/43 2,000,000 2,166,551
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/53 ........................................................ 8,500,000 8,863,203
Parking System , Revenue, Senior Lien , 2024 A , Refunding , AGMC Insured , 4% ,
1/01/41 ........................................................ 1,015,000 1,019,914
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/29 ........ 500,000 507,228
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/32 ........ 1,300,000 1,321,260
Presbyterian Homes Obligated Group , Revenue , 2023 B-2 , Refunding , 5% , 7/01/42 2,365,000 2,491,378
UPMC Obligated Group , Revenue , 2014 A , 5% , 2/01/45 ..................... 5,000,000 5,002,575
UPMC Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/42 ........... 5,000,000 4,902,200
UPMC Obligated Group , Revenue , 2020 A , 4% , 4/15/45 ..................... 5,000,000 4,847,373
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/39 ........... 1,325,000 1,332,781
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/40 ........... 1,200,000 1,210,981
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/41 ........... 1,300,000 1,300,922
Villanova University , Revenue , 2024 , 4% , 8/01/54 .......................... 5,000,000 5,017,294

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority ,
Bryn Mawr College , Revenue , 2014 , Refunding , 5% , 12/01/44 ................ $ 6,365,000 $ 6,369,377
St. Joseph's University , Revenue , 2012 , 5% , 11/01/42 ...................... 5,000,000 4,999,919
Thomas Jefferson University Obligated Group , Revenue , 2015 A , Refunding , 5.25% ,
9/01/50 ........................................................ 6,465,000 6,494,320
Trustees of the University of Pennsylvania (The) , Revenue , 2017 A , 5% , 8/15/46 .. 7,000,000 7,190,659
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2015 ,
Refunding , 5% , 8/15/40 ............................................ 6,475,000 6,539,578
Widener University , Revenue , 2021 A , Refunding , 4% , 7/15/51 ................ 11,030,000 9,415,008
Pennsylvania Housing Finance Agency ,
Revenue , 2019-129 , 3.4% , 10/01/49 ................................... 6,000,000 5,226,607
Revenue , 2020-132 A , 2.55% , 10/01/41 ................................. 11,280,000 9,046,757
Pennsylvania State University (The) ,
Revenue , 2015 A , Refunding , 5% , 9/01/40 ............................... 10,490,000 10,585,272
Revenue , 2016 A , Refunding , 5% , 9/01/41 ............................... 10,000,000 10,248,347
Revenue , 2023 , 5.25% , 9/01/53 ....................................... 3,000,000 3,312,006
Revenue , 2024 , 5.25% , 9/01/54 ....................................... 5,000,000 5,568,479
Pennsylvania Turnpike Commission ,
Revenue , 2021 B , 4% , 12/01/37 ....................................... 1,500,000 1,543,428
Revenue , 2021 B , 4% , 12/01/46 ....................................... 10,950,000 10,959,463
Revenue , 2024 C , 5.25% , 12/01/54 .................................... 4,500,000 5,014,788
Philadelphia Authority for Industrial Development ,
c
Beech International LLC , Revenue , 2010 A , 5.625% , 6/15/42 ................. 4,000,000 3,400,000
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/30 ............ 245,000 252,961
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/40 ............ 300,000 306,891
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/50 ............ 2,515,000 2,560,393
St. Joseph's University , Revenue , 2022 , 5.5% , 11/01/60 ..................... 8,410,000 9,216,492
Temple University-of The Commonwealth System of Higher Education , Revenue,
First Series , 2015 , Refunding , 5% , 4/01/40 ............................. 5,000,000 5,018,928
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/42 ........................................................ 3,500,000 3,575,480
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/47 ........................................................ 2,400,000 2,440,401
b
University Plaza Associates , Revenue , 144A, 2017 , III , 5.5% , 12/01/58 .......... 10,000,000 9,774,431
Philadelphia Gas Works Co. ,
Revenue , 14th , Refunding , 5% , 10/01/32 ................................ 1,000,000 1,032,099
Revenue , 15th , Refunding , 5% , 8/01/47 ................................. 11,000,000 11,339,054
Revenue , 17th A , AGMC Insured , 5.25% , 8/01/54 .......................... 2,000,000 2,228,723
Pittsburgh Water & Sewer Authority ,
Revenue, First Lien , 2022 A , 5.25% , 9/01/39 ............................. 1,490,000 1,704,956
Revenue, First Lien , 2022 A , 5.25% , 9/01/40 ............................. 1,365,000 1,543,735
Revenue, First Lien , 2022 A , 5.25% , 9/01/41 ............................. 1,650,000 1,869,791
Revenue, First Lien , 2022 A , 5.25% , 9/01/42 ............................. 1,685,000 1,896,650
Revenue, First Lien , 2022 A , 5% , 9/01/52 ................................ 2,640,000 2,829,917
Pocono Mountains Industrial Park Authority , St. Luke's Hospital Obligated Group ,
Revenue , 2015 A , 5% , 8/15/40 ........................................ 5,000,000 5,009,853
School District of Philadelphia (The) , GO , 2021 A , 4% , 9/01/36 .................
3,845,000 3,923,064
Scranton School District , GO , 2020 , 4% , 12/01/40 ...........................
1,535,000 1,536,416
Scranton-Lackawanna Health and Welfare Authority , University of Scranton , Revenue ,
2016 , Refunding , 5% , 11/01/37 ....................................... 4,000,000 4,068,860
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/52
5,000,000 5,465,939
State College Area School District ,
GO , 2015 , 5% , 3/15/40 ............................................. 10,000,000 10,031,719
GO , 2018 , 5% , 5/15/44 ............................................. 3,500,000 3,666,554

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
State Public School Building Authority ,
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AGMC Insured ,
5% , 6/01/32 .................................................... $ 7,095,000 $ 7,328,482
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AGMC Insured ,
5% , 6/01/33 .................................................... 3,000,000 3,096,375
Township of Northampton , GO , 2021 , 4% , 5/15/39 ...........................
1,495,000 1,515,892
Upper Merion Area School District ,
GO , 2021 A , 3% , 1/15/39 ............................................ 1,000,000 928,530
GO , 2021 A , 3% , 1/15/40 ............................................ 1,500,000 1,372,958
GO , 2021 A , 3% , 1/15/41 ............................................ 1,275,000 1,154,570
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/29 ...... 725,000 760,462
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/30 ...... 1,370,000 1,444,873
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 7/01/37 ...... 1,400,000 1,350,744
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 2,500,000 2,208,642
614,157,835
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,900,000 1,670,662
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 2,000,000 1,758,591
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 850,121
4,279,374
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,765,413
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,000,000 1,758,970
Wisconsin 0.3%
b
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 1,900,000 1,603,789
U.S. Territories 1.3%
Puerto Rico 1.3%
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 1,059,735 1,029,076
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 780,425 783,601
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,100,000 1,099,339
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 999,182
c
Revenue , XX , 5.25% , 7/01/40 ........................................ 2,275,000 1,046,500
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
4,000,000 4,018,056
8,975,754
Total U.S. Territories .................................................................... 8,975,754
Total Municipal Bonds (Cost $ 678,513,735 ) .....................................
657,437,069

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 203 .
a a
Shares a Value
a a a a a
Escrows and Litigation Trusts 0.0%
†
a ,d
Puerto Rico Electric Power Authority, Escrow Account ........................ 262,891 $ 210,312
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
210,312
Total Long Term Investments (Cost $ 680,513,735 ) ...............................
659,702,350
a
a a a a
Short Term Investments 1.0%
Principal
Amount
Municipal Bonds 1.0%
Pennsylvania 1.0%
e
Delaware County Industrial Development Authority , United Parcel Service, Inc. ,
Revenue , 2015 , Refunding , Daily VRDN and Put , 3.2% , 9/01/45 ............... $ 1,000,000 1,000,000
e
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2019 E , Refunding , SPA US Bank NA , Daily VRDN and Put , 2.8% , 6/01/35 5,500,000 5,500,000
6,500,000
Total Municipal Bonds (Cost $ 6,500,000 ) .......................................
6,500,000
Total Short Term Investments (Cost $ 6,500,000 ) .................................
6,500,000
a
Total Investments (Cost $ 687,013,735 ) 98.9% ...................................
$666,202,350
Other Assets, less Liabilities 1.1% .............................................
7,709,344
Net Assets 100.0% ...........................................................
$673,911,694
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $29,670,162, representing 4.4% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Non-income producing.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin Virginia Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.5%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... $ 1,000,000 $ 879,902
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 3,456,000 3,098,675
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,100,000 797,214
a
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 4,025,000 3,231,981
7,127,870
Illinois 0.6%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2020 A , Refunding , 5% , 6/15/50 .................... 1,500,000 1,555,125
State of Illinois , GO , 2017 D , 5% , 11/01/26 ................................
1,000,000 1,035,779
2,590,904
New Jersey 1.1%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2018 A , Refunding , 5% , 12/15/32 .............. 3,460,000 3,705,683
State of New Jersey , Revenue , 2022 A , 4% , 6/15/41 ........................ 1,000,000 1,008,543
4,714,226
New York 0.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 ..........
1,350,000 1,331,403
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,200,000 1,055,154
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,200,000 1,055,155
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,000,000 1,700,242
3,810,551
Texas 0.6%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/28 225,000 233,303
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/29 250,000 260,936
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,100,000 1,759,808
2,254,047
Virginia 80.5%
Albemarle County Economic Development Authority ,
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/30 ............................................ 1,120,000 1,156,842
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/31 ............................................ 1,165,000 1,208,885
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/32 ............................................ 1,105,000 1,151,526
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/33 ............................................ 1,260,000 1,312,203
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/42 ............................................ 2,725,000 2,733,764
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/49 ............................................ 2,800,000 2,694,079

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Albemarle County Economic Development Authority, (continued)
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 B ,
Refunding , 4% , 6/01/54 ............................................ $ 5,215,000 $ 4,896,812
Alexandria Industrial Development Authority ,
Goodwin House, Inc. Obligated Group , Revenue , 2015 , Pre-Refunded , 5% , 10/01/45 975,000 990,593
Protestant Episcopal High School in Virginia , Revenue , 2021 C , Refunding , 4% ,
1/01/46 ........................................................ 2,450,000 2,449,531
Alexandria Sanitation Authority ,
Revenue , 2024 , 5% , 7/15/49 ......................................... 2,830,000 3,153,325
Revenue , 2024 , 5% , 7/15/54 ......................................... 1,100,000 1,218,582
Arlington County Industrial Development Authority , Virginia Hospital Center Arlington
Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/45 ....... 2,000,000 2,002,260
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group , Revenue , 2019 , Refunding , 4% ,
7/01/39 ........................................................ 1,000,000 1,002,281
Chesapeake Hospital Authority Obligated Group , Revenue , 2019 , Refunding , 4% ,
7/01/43 ........................................................ 4,000,000 3,937,692
City of Alexandria , GO , 2023 , 4% , 12/15/43 ................................
5,500,000 5,659,186
City of Chesapeake , Chesapeake Expressway Toll Road , Revenue, Senior Lien , 2024 ,
Refunding , AGMC Insured , 4% , 7/15/47 ................................. 2,500,000 2,508,498
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 .......
4,850,000 4,849,883
City of Norfolk ,
Water , Revenue , 2018 , 5% , 11/01/43 ................................... 6,920,000 7,229,365
Water , Revenue , 2018 , 5% , 11/01/47 ................................... 6,925,000 7,202,316
City of Richmond , Public Utility , Revenue , 2016 A , Pre-Refunded , 5% , 1/15/33 ......
10,000,000 10,238,063
Commonwealth of Virginia ,
GO , 2020 A , 4% , 6/01/31 ............................................ 2,710,000 2,888,612
GO , 2022 A , 5% , 6/01/52 ............................................ 2,445,000 2,678,365
GO , 2024 A , 4% , 6/01/42 ............................................ 3,180,000 3,337,370
County of Fairfax ,
Sewer , Revenue , 2024 A , 5% , 7/15/49 .................................. 3,070,000 3,404,921
Sewer , Revenue , 2024 A , 5% , 7/15/54 .................................. 4,500,000 4,946,791
Fairfax County Economic Development Authority , Revenue , 2017 , 5% , 4/01/42 .....
5,085,000 5,233,818
Fairfax County Water Authority ,
Revenue , 2017 , Refunding , 5% , 4/01/43 ................................. 3,510,000 3,633,978
Revenue , 2017 , Refunding , 5% , 4/01/47 ................................. 5,000,000 5,148,307
Farmville Industrial Development Authority ,
b
Elwood Place LLC , Revenue , 2021 , AGMC Insured , Mandatory Put , 5.375% , 7/01/43 5,000,000 5,334,938
Longwood Housing Foundation LLC , Revenue , 2018 A , Refunding , 5% , 1/01/48 ... 5,000,000 5,000,422
Hampton Roads Sanitation District , Revenue , 2016 A , Pre-Refunded , 5% , 8/01/43 ...
5,000,000 5,180,393
Hampton Roads Transportation Accountability Commission ,
Hampton Roads Transportation Fund , Revenue, Senior Lien , 2018 A , Pre-Refunded ,
5% , 7/01/48 .................................................... 5,505,000 5,893,695
Transportation Fund , Revenue, Senior Lien , 2020 A , 5% , 7/01/60 .............. 4,885,000 5,167,093
Henrico County Economic Development Authority ,
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... 500,000 502,065
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/45 ....................................................... 1,425,000 1,395,190
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/50 ....................................................... 1,500,000 1,431,782
Westminster-Canterbury Corp. Obligated Group , Revenue , 2022 A , 5% , 10/01/42 .. 1,125,000 1,206,066
Westminster-Canterbury Corp. Obligated Group , Revenue , 2022 A , 5% , 10/01/52 .. 5,000,000 5,251,406

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Isle of Wight County Economic Development Authority , Riverside Healthcare
Association Obligated Group , Revenue , 2023 , AGMC Insured , 5.25% , 7/01/48 .... $ 2,260,000 $ 2,493,982
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/38 ........................................................ 675,000 674,979
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/42 ........................................................ 1,120,000 1,087,534
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/48 ........................................................ 2,315,000 2,156,103
Washington & Lee University (The) , Revenue , 2018 A , Refunding , 5% , 1/01/35 .... 1,105,000 1,168,603
Washington & Lee University (The) , Revenue , 2018 A , Refunding , 5% , 1/01/48 .... 1,500,000 1,563,955
Lynchburg Economic Development Authority ,
Centra Health Obligated Group , Revenue , 2017 A , Refunding , 5% , 1/01/47 ...... 4,500,000 4,552,667
Centra Health Obligated Group , Revenue , 2021 , Refunding , 4% , 1/01/47 ........ 2,350,000 2,321,643
Centra Health Obligated Group , Revenue , 2021 , Refunding , 3% , 1/01/51 ........ 2,000,000 1,562,696
Centra Health Obligated Group , Revenue , 2021 , Refunding , 4% , 1/01/55 ........ 6,305,000 5,977,201
Montgomery County Economic Development Authority , Virginia Tech Foundation, Inc. ,
Revenue , 2019 A , 4% , 6/01/39 ........................................ 1,750,000 1,783,966
Norfolk Airport Authority ,
Revenue , 2019 , 5% , 7/01/39 ......................................... 800,000 852,460
Revenue , 2019 , 5% , 7/01/43 ......................................... 2,675,000 2,816,753
Northern Virginia Transportation Commission ,
Commuter Rail Operating & Capital Fund , Revenue , 2022 , 5% , 6/01/47 ......... 1,750,000 1,912,170
Commuter Rail Operating & Capital Fund , Revenue , 2022 , 5% , 6/01/52 ......... 7,090,000 7,703,472
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,114,909
Richmond Economic Development Authority , City of Richmond , Revenue , 2024 , 4% ,
6/01/54 ......................................................... 2,080,000 2,074,957
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 .........
6,215,000 6,284,844
Roanoke Economic Development Authority , Carilion Clinic Obligated Group , Revenue ,
2020 A , Refunding , 4% , 7/01/51 ....................................... 4,000,000 4,010,336
Salem Economic Development Authority , Roanoke College , Revenue , 2020 , Refunding ,
5% , 4/01/49 ...................................................... 925,000 938,554
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AGMC
Insured , 5% , 8/01/37 ............................................... 960,000 960,526
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group , Revenue , 2018 ,
Refunding , 5% , 9/01/40 ............................................ 1,750,000 1,783,975
Westminster-Canterbury on Chesapeake Bay Obligated Group , Revenue , 2018 ,
Refunding , 5% , 9/01/44 ............................................ 2,215,000 2,241,222
Virginia College Building Authority ,
Revenue , 2016 A , 5% , 9/01/27 ........................................ 3,925,000 4,071,840
Revenue , 2016 A , Pre-Refunded , 5% , 9/01/27 ............................ 75,000 77,793
Commonwealth of Virginia , Revenue , 2016 A , Refunding , 4% , 2/01/30 .......... 7,000,000 7,046,607
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/39 ........... 795,000 713,116
Randolph-Macon College , Revenue , 2021 A , Refunding , 2.25% , 1/15/40 ........ 450,000 340,909
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/41 ........... 500,000 437,060
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/46 ........... 1,100,000 874,124
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/51 ........... 1,750,000 1,310,854
Regent University , Revenue , 2021 , Refunding , 4% , 6/01/36 .................. 2,750,000 2,702,685
Regent University , Revenue , 2021 , Refunding , 3% , 6/01/41 .................. 4,800,000 3,950,747
Regent University , Revenue , 2021 , Refunding , 4% , 6/01/46 .................. 3,725,000 3,381,330
Virginia Commonwealth Transportation Board ,
Revenue , 2016 , 5% , 9/15/30 ......................................... 2,260,000 2,337,893
Revenue , 2016 , 5% , 9/15/31 ......................................... 4,000,000 4,130,100
Commonwealth of Virginia , Revenue , 2022 , Refunding , 4% , 5/15/36 ............ 5,000,000 5,262,637

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Commonwealth Transportation Board, (continued)
Commonwealth of Virginia , Revenue , 2023 , 4% , 5/15/45 .................... $ 2,000,000 $ 2,032,318
Virginia Housing Development Authority , Revenue , 2024 A , 4.45% , 9/01/44 ........
3,000,000 3,049,650
Virginia Public Building Authority , Commonwealth of Virginia , Revenue , 2019 A , 4% ,
8/01/35 ......................................................... 1,250,000 1,290,110
Virginia Public School Authority ,
Revenue , 2018 B , 5% , 8/01/30 ........................................ 5,280,000 5,702,057
County of Prince William , Revenue , 2018 , 4% , 3/01/33 ...................... 5,795,000 5,992,932
County of Prince William , Revenue , 2024 , 4% , 10/01/41 ..................... 5,595,000 5,787,039
Virginia Resources Authority ,
Revenue , Pre-Refunded , 5% , 11/01/38 .................................. 3,195,000 3,253,302
Revenue , 2018 C , Refunding , 5% , 11/01/48 .............................. 7,655,000 8,015,990
Virginia Small Business Financing Authority ,
95 Express Lanes LLC , Revenue, Senior Lien , 2022 , Refunding , 4% , 1/01/48 ..... 7,000,000 6,513,293
Bon Secours Mercy Health, Inc. , Revenue , 2020 A , Refunding , 4% , 12/01/49 ..... 5,000,000 4,918,553
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/57 6,000,000 6,254,858
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/38 ........................................................ 3,820,000 3,807,026
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/40 ........................................................ 3,680,000 3,600,563
I-66 Express Mobility Partners LLC , Revenue, Senior Lien , 2017 , 5% , 12/31/47 ... 5,000,000 5,062,456
I-66 Express Mobility Partners LLC , Revenue, Senior Lien , 2017 , 5% , 12/31/52 ... 4,600,000 4,642,964
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/36 ... 1,000,000 1,001,347
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/41 ... 2,500,000 2,407,289
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/51 ... 7,500,000 6,797,527
LifeSpire of Virginia Obligated Group , Revenue , 2024 A , Refunding , 5.5% , 12/01/54 4,000,000 4,256,706
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/37 .................................................... 2,750,000 2,755,622
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/51 .................................................... 2,250,000 2,084,551
Sentara Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/37 ... 4,000,000 4,116,375
Sentara Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/38 ... 2,000,000 2,054,559
Williamsburg Economic Development Authority , Provident Group - Williamsburg
Properties LLC , Revenue , 2023 A , AGMC Insured , 4.125% , 7/01/58 ............ 2,000,000 2,003,548
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 5,040,502
333,347,237
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,200,000 1,055,382
Wisconsin 0.5%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,200,000 1,012,920
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,000,000 1,034,597
2,047,517
U.S. Territories 10.8%
District of Columbia 8.1%
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2021 A , Refunding , 5% , 10/01/46 ....................... 5,000,000 5,248,551
Aviation , Revenue , 2023 A , Refunding , 5.25% , 10/01/48 ..................... 4,000,000 4,311,735
Aviation , Revenue , 2024 A , Refunding , 5.25% , 10/01/49 ..................... 2,000,000 2,168,110
Aviation , Revenue , 2024 A , Refunding , 5.5% , 10/01/54 ...................... 1,000,000 1,100,462

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... $ 3,145,000 $ 3,351,876
Dedicated , Revenue , 2021 A , 5% , 7/15/41 ............................... 7,530,000 8,215,810
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 2,000,000 2,145,392
Dedicated , Revenue , 2023 A , 5% , 7/15/43 ............................... 2,500,000 2,753,399
Dedicated , Revenue , 2023 A , 4.125% , 7/15/47 ............................ 1,975,000 1,999,001
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/56 ..................... 2,000,000 2,173,320
33,467,656
Puerto Rico 2.7%
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
1,314,400 1,276,373
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,700,000 1,698,979
c
Revenue , WW , 5.5% , 7/01/38 ......................................... 1,040,000 478,400
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/29 .. 425,000 452,773
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/37 .. 200,000 191,095
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 6,400,000 6,406,054
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 500,000 502,257
11,005,931
Total U.S. Territories .................................................................... 44,473,587
Total Municipal Bonds (Cost $ 413,472,781 ) .....................................
403,632,626
Shares
Escrows and Litigation Trusts 0.0%
†
d ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 149,352 119,482
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
119,482
Total Long Term Investments (Cost $ 413,472,781 ) ...............................
403,752,108
a
a a a a
Short Term Investments 0.2%
Principal
Amount
Municipal Bonds 0.2%
Virginia 0.2%
f
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2024 B-1 , Refunding , LOC Truist Bank , Daily VRDN and Put , 3.2% ,
1/01/54 ......................................................... 800,000 800,000
Total Municipal Bonds (Cost $ 800,000 ) .........................................
800,000
Total Short Term Investments (Cost $ 800,000 ) ..................................
800,000
a
Total Investments (Cost $ 414,272,781 ) 97.7% ...................................
$404,552,108
Other Assets, less Liabilities 2.3% .............................................
9,427,356
Net Assets 100.0% ...........................................................
$413,979,464

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 203 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $11,647,298, representing 2.8% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Non-income producing.
e
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial
Services - Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Securities Purchased on a Forward Commitment Basis
Certain or all Funds may purchase securities on a forward commitment basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. These types of securities may be considered unfunded and the Fund may be obligated to perform on such agreements at a future date. At November 30, 2024, unfunded commitments were as follows:

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds
Borrower
Unfunded
Commitment
Franklin Georgia Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 255,064
B-2, 7.125%, 7/01/59 1,238,735
$1,493,799
Franklin High Yield Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 13,844,543
B-2, 7.125%, 7/01/59 67,236,779
$81,081,322
Franklin Louisiana Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 96,071
B-2, 7.125%, 7/01/59 466,572
$562,643
Franklin Maryland Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 222,188
B-2, 7.125%, 7/01/59 1,079,067
$1,301,255
Franklin Missouri Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 527,626
B-2, 7.125%, 7/01/59 2,562,442
$3,090,068
Franklin New Jersey Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 444,374
B-2, 7.125%, 7/01/59 2,158,134
$2,602,508
Franklin North Carolina Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 462,937
B-2, 7.125%, 7/01/59 2,248,276
$2,711,213
Franklin Oregon Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 791,038
B-2, 7.125%, 7/01/59 3,841,715
$4,632,753
Franklin Pennsylvania Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 581,479
B-2, 7.125%, 7/01/59 2,823,988
$3,405,467
Franklin Virginia Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 330,490
B-2, 7.125%, 7/01/59 1,605,043
$1,935,533
3. Securities Purchased on a Forward Commitment Basis
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
November 30, 2024, investments in affiliated management investment companies were as follows:
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $50,865,750 $— $(18,523,490) $(2,709,823) $3,008,623 $32,641,060 1,340,000 $1,189,603
Total Affiliated Securities ... $50,865,750 $— $(18,523,490) $(2,709,823) $3,008,623 $32,641,060 $1,189,603
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $37,277,500 $— $— $— $478,950 $37,756,450 1,550,000 $1,047,552
Total Affiliated Securities ... $37,277,500 $— $— $— $478,950 $37,756,450 $1,047,552
Franklin High Yield Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $42,734,250 $— $(43,291,007) $(2,066,731) $2,623,488 $— — $890,795
Total Affiliated Securities ... $42,734,250 $— $(43,291,007) $(2,066,731) $2,623,488 $— $890,795
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 513,742 $ 513,742
Municipal Bonds ......................... — 181,733,681 — 181,733,681
Total Investments in Securities ........... $— $181,733,681 $513,742 $182,247,423
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 693,552,768 — 693,552,768
Short Term Investments ................... — 4,300,000 — 4,300,000
Total Investments in Securities ........... $— $697,852,768 $— $697,852,768
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,438,478 1,438,478
Municipal Bonds ......................... — 484,280,035 — 484,280,035
Short Term Investments ................... — 3,600,000 — 3,600,000
Total Investments in Securities ........... $— $487,880,035 $1,438,478 $489,318,513
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 140,254,737 — 140,254,737
Short Term Investments ................... — 1,100,000 — 1,100,000
Total Investments in Securities ........... $— $141,354,737 $— $141,354,737
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... 32,641,060 — — 32,641,060
Municipal Bonds ......................... — 2,063,243,311 — 2,063,243,311
Short Term Investments ................... — 23,490,000 — 23,490,000
Total Investments in Securities ........... $32,641,060 $2,086,733,311 $— $2,119,374,371
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... 37,756,450 — — 37,756,450
Corporate Bonds ........................ — — 3,847,413 3,847,413
Senior Floating Rate Interests ............... — 25,353,632 12,105,950 37,459,582
Municipal Bonds ......................... — 754,804,729 — 754,804,729
Short Term Investments ................... — 50,320,000 — 50,320,000
Total Investments in Securities ........... $37,756,450 $830,478,361 $15,953,363 $884,188,174
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 924,736 924,736
Municipal Bonds ......................... — 301,893,080 — 301,893,080
Escrows and Litigation Trusts ............... — — 92,253 92,253
Total Investments in Securities ........... $— $301,893,080 $1,016,989 $302,910,069
5. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Georgia Tax-Free Income Fund (continued)
Assets: (continued)
Other Financial Instruments:
Unfunded Commitments .................. $— $— $60,898 $60,898
Total Other Financial Instruments ......... $— $— $60,898 $60,898
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ — $ — $ —
b
$ —
Management Investment Companies ......... 153,150,000 — — 153,150,000
Corporate Bonds :
Commercial Services & Supplies ........... — — 22,237,850 22,237,850
Diversified Consumer Services ............ — 88,840,510 — 88,840,510
Electric Utilities ........................ — 15,039,186 — 15,039,186
Senior Floating Rate Interests ............... — — 195,864
b
195,864
Municipal Bonds :
Alabama ............................. — 6,379,824 — 6,379,824
Arizona .............................. — 94,075,466 — 94,075,466
Arkansas ............................. — 27,730,962 — 27,730,962
California ............................. — 1,000,212,507 702,561 1,000,915,068
Colorado ............................. — 255,360,813 — 255,360,813
Connecticut ........................... — 27,653,287 — 27,653,287
Florida ............................... — 878,103,934 — 878,103,934
Georgia .............................. — 43,683,381 — 43,683,381
Idaho ................................ — 13,330,532 — 13,330,532
Illinois ............................... — 105,872,635 — 105,872,635
Indiana .............................. — 23,803,014 — 23,803,014
Iowa ................................ — 12,381,493 — 12,381,493
Kansas .............................. — 1,337,211 — 1,337,211
Kentucky ............................. — 17,638,131 — 17,638,131
Louisiana ............................. — 66,029,936 — 66,029,936
Maryland ............................. — 11,097,665 — 11,097,665
Massachusetts ........................ — 2,340,633 — 2,340,633
Michigan ............................. — 21,435,354 — 21,435,354
Minnesota ............................ — 4,236,361 — 4,236,361
Mississippi ............................ — 17,785,196 — 17,785,196
Missouri .............................. — 13,725,410 — 13,725,410
Nevada .............................. — 49,999,208 — 49,999,208
New Hampshire ........................ — 10,373,422 — 10,373,422
New Jersey ........................... — 63,603,972 — 63,603,972
New Mexico ........................... — 2,157,897 — 2,157,897
New York ............................. — 153,969,603 — 153,969,603
North Dakota .......................... — 6,681,300 — 6,681,300
Ohio ................................ — 146,106,382 — 146,106,382
Oklahoma ............................ — 7,606,150 — 7,606,150
Oregon .............................. — 15,821,121 — 15,821,121
Pennsylvania .......................... — 111,253,847 — 111,253,847
South Carolina ......................... — 72,613,430 — 72,613,430
South Dakota .......................... — 8,610,644 — 8,610,644
Tennessee ............................ — 68,598,211 — 68,598,211
Texas ............................... — 575,023,119 — 575,023,119
Utah ................................ — 19,811,585 — 19,811,585
Virginia .............................. — 18,821,668 — 18,821,668
Washington ........................... — 68,482,652 — 68,482,652
West Virginia .......................... — 3,249,634 — 3,249,634
Wisconsin ............................ — 132,127,475 — 132,127,475
5. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin High Yield Tax-Free Income Fund (continued)
Assets: (continued)
U.S. Territories ..........................
District of Columbia ..................... $ — $ 44,875,635 $ — $ 44,875,635
Pacific Islands ......................... — 5,499,096 — 5,499,096
Puerto Rico ........................... — 325,943,927 — 325,943,927
Escrows and Litigation Trusts ............... — — 4,927,366 4,927,366
Short Term Investments ................... — 133,625,000 — 133,625,000
Total Investments in Securities ........... $153,150,000 $4,792,948,419 $28,063,641 $4,974,162,060
Other Financial Instruments:
Unfunded Commitments .................. $— $— $3,305,474 $3,305,474
Total Other Financial Instruments ......... $— $— $3,305,474 $3,305,474
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 249,628,884 — 249,628,884
Escrows and Litigation Trusts ............... — — 34,747 34,747
Short Term Investments ................... — 2,200,000 — 2,200,000
Total Investments in Securities ........... $— $251,828,884 $34,747 $251,863,631
Other Financial Instruments:
Unfunded Commitments .................. $— $— $22,938 $22,938
Total Other Financial Instruments ......... $— $— $22,938 $22,938
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 302,480,597 — 302,480,597
Escrows and Litigation Trusts ............... — — 80,264 80,264
Short Term Investments ................... — 2,900,000 — 2,900,000
Total Investments in Securities ........... $— $305,380,597 $80,264 $305,460,861
Other Financial Instruments:
Unfunded Commitments .................. $— $— $53,049 $53,049
Total Other Financial Instruments ......... $— $— $53,049 $53,049
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 924,736 924,736
Senior Floating Rate Interests ............... — — 1,002,925 1,002,925
Municipal Bonds ......................... — 266,202,146 — 266,202,146
Short Term Investments ................... — 300,000 — 300,000
Total Investments in Securities ........... $— $266,502,146 $1,927,661 $268,429,807
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,849,472 1,849,472
Municipal Bonds ......................... — 674,726,969 — 674,726,969
Short Term Investments ................... — 9,400,000 — 9,400,000
Total Investments in Securities ........... $— $684,126,969 $1,849,472 $685,976,441
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 679,163,886 — 679,163,886
Short Term Investments ................... — 1,000,000 — 1,000,000
Total Investments in Securities ........... $— $680,163,886 $— $680,163,886
5. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 658,363,784 $ — $ 658,363,784
Escrows and Litigation Trusts ............... — — 190,602 190,602
Short Term Investments ................... — 2,000,000 — 2,000,000
Total Investments in Securities ........... $— $660,363,784 $190,602 $660,554,386
Other Financial Instruments:
Unfunded Commitments .................. $— $— $125,974 $125,974
Total Other Financial Instruments ......... $— $— $125,974 $125,974
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,643,975 1,643,975
Municipal Bonds ......................... — 703,570,295 — 703,570,295
Escrows and Litigation Trusts ............... — — 160,528 160,528
Short Term Investments ................... — 10,600,000 — 10,600,000
Total Investments in Securities ........... $— $714,170,295 $1,804,503 $715,974,798
Other Financial Instruments:
Unfunded Commitments .................. $— $— $106,096 $106,096
Total Other Financial Instruments ......... $— $— $106,096 $106,096
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,643,975 1,643,975
Municipal Bonds ......................... — 565,764,311 — 565,764,311
Escrows and Litigation Trusts ............... — — 167,437 167,437
Short Term Investments ................... — 6,175,000 — 6,175,000
Total Investments in Securities ........... $— $571,939,311 $1,811,412 $573,750,723
Other Financial Instruments:
Unfunded Commitments .................. $— $— $110,529 $110,529
Total Other Financial Instruments ......... $— $— $110,529 $110,529
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 3,287,949 3,287,949
Municipal Bonds ......................... — 998,245,508 — 998,245,508
Short Term Investments ................... — 14,550,000 — 14,550,000
Total Investments in Securities ........... $— $1,012,795,508 $3,287,949 $1,016,083,457
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 2,568,711 2,568,711
Municipal Bonds ......................... — 860,459,313 — 860,459,313
Escrows and Litigation Trusts ............... — — 286,106 286,106
Short Term Investments ................... — 3,200,000 — 3,200,000
Total Investments in Securities ........... $— $863,659,313 $2,854,817 $866,514,130
Other Financial Instruments:
Unfunded Commitments .................. $— $— $188,866 $188,866
Total Other Financial Instruments ......... $— $— $188,866 $188,866
5. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At November 30, 2024, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 2,054,969 $ 2,054,969
Municipal Bonds ......................... — 657,437,069 — 657,437,069
Escrows and Litigation Trusts ............... — — 210,312 210,312
Short Term Investments ................... — 6,500,000 — 6,500,000
Total Investments in Securities ........... $— $663,937,069 $2,265,281 $666,202,350
Other Financial Instruments:
Unfunded Commitments .................. $— $— $138,832 $138,832
Total Other Financial Instruments ......... $— $— $138,832 $138,832
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 403,632,626 — 403,632,626
Escrows and Litigation Trusts ............... — — 119,482 119,482
Short Term Investments ................... — 800,000 — 800,000
Total Investments in Securities ........... $— $404,432,626 $119,482 $404,552,108
Other Financial Instruments:
Unfunded Commitments .................. $— $— $78,906 $78,906
Total Other Financial Instruments ......... $— $— $78,906 $78,906
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds :
United States . $ — $ 3,731,991 $ — $ — $ — $ 39,059 $ — $ 76,363 $ 3,847,413 $ 76,363
Senior Floating
Rate Interests :
United States . 16,059,282 — (3,893,222) — — — — (60,110) 12,105,950 (59,355)
Total Investments in
Securities ....... $16,059,282 $3,731,991 $(3,893,222) $— $— $39,059 $— $16,253 $15,953,363 $17,008
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
5. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of November 30, 2024, are as follows:
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Federal Limited-Term Tax-Free
Income Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests:
Residential REITs
...............
$12,105,950 Discounted cash flow Yield 5.3% Decrease
All Other Investments
.............
 3,847,413
b
Total
..........................
$15,953,363
5. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
PSF
Permanent School Fund
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
TSOF
Term SOFR
XLCA
XL Capital Assurance, Inc.
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.